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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number         811-21531

TFS Capital Investment Trust

(Exact name of registrant as specified in charter)

1800 Bayberry Court, Suite 103 Richmond, Virginia	23226
Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC       225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (804) 484-1401

Date of fiscal year end:         October 31, 2012

Date of reporting period:       April 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

TFS Market Neutral Fund TFS Small Cap Fund TFS Hedged Futures Fund
each a series of the TFS Capital Investment Trust

SEMI-ANNUAL REPORT
April 30, 2012
(Unaudited)

For more information or assistance in opening an account,
please call toll-free 1-888-534-2001.

LETTER TO SHAREHOLDERS

June 22, 2012

Dear Shareholder,

Enclosed is the Semi-Annual Report to shareholders of the TFS Market Neutral Fund (ticker: TFSMX), the TFS Small Cap Fund (ticker: TFSSX) and the TFS Hedged Futures Fund (ticker: TFSHX) for the period ended April 30, 2012. On behalf of the investment manager, TFS Capital LLC (“TFS Capital”), I’d like to thank you for your investment.

As you may have observed, this is the first report that includes the TFS Hedged Futures Fund which was launched at the end of 2011. The TFS Hedged Futures Fund invests both long and short in futures contracts. TFSHX intends to hold a diversified portfolio of contracts spanning across multiple sectors including commodities, currencies and financial indices. It is structured such that it is expected to have a low correlation to both the equity markets and many other managed-futures mutual funds. Please visit www.tfscapital.com for a prospectus.

TFS Market Neutral Fund (ticker: TFSMX)
	1-year return	3-year return	5-year return	Since Inception (9/7/2004)
TFS Market Neutral Fund	-1.45%	7.69%	4.89%	8.11%
S&P 500 Index	4.76%	19.46%	1.01%	5.07%

Average annual total returns for periods ended April 30, 2012

TFSMX did not perform favorably over the trailing 12-month period, generating a negative return and negative “alpha” over the period (i.e., the return that cannot be explained by a fund’s market exposure). As mentioned in the prior Annual Report, most of the alpha was lost during only a few months in the 3rd quarter of 2011. The Adviser believes that this recent period of poor performance may have been influenced by the credit crisis during this period resulting from the turmoil in Europe and debate among U.S. policy makers. This activity likely caused the market volatility and an increase in correlation among individual small-cap stocks that spiked during this time. It is believed that these conditions may have limited the opportunity to add value through stock selection.

Many of the trends that may have been adverse to performance have reversed in the months following the recent turmoil. Similarly, TFSMX has more consistently generated alpha since the beginning of the fourth quarter of 2011.

TFSMX’s performance over longer-term periods compares favorably to the overall U.S. equity market as measured by the S&P 500 Index. From inception through April 30, 2012, TFSMX generated an 8.11% average annual return and had an annualized standard deviation of 8.48%, whereas the S&P 500 Index generated a 5.07% average annual return and had an annualized standard deviation of 22.38%. Therefore, during this time period, TFSMX produced an average annual return that was 3.05 percentage points above that of the S&P 500 Index while subjecting investors to only 36.2% of the volatility. Based on its trailing 5-year return through April 30, 2012, TFSMX was ranked #1 among 35 funds in the Lipper “Equity Market Neutral” category.1

The broad U.S. equity market experienced a gain during the trailing 12-month period of 4.76%, but this had little impact on TFSMX given its ongoing hedge and corresponding low “beta” (i.e., market exposure) during the period. Similar to prior periods, TFSMX’s returns were largely driven by security selection by the portfolio management team. In making these selections, the portfolio management team continued to follow TFS Capital’s proprietary models. These models are designed to predict the future performance of individual securities relative to the overall U.S. equity market.

The strategies used in managing TFSMX have resulted in its returns having a low historical correlation to other asset classes. According to Modern Portfolio Theory, portfolios may benefit by combining non-correlated investments. For your reference, below are the TFS Market Neutral Fund’s correlations to several other asset classes. It is notable that TFSMX saw a substantial rise in correlation to the equity indices, especially during the second half of 2011. Although this trend has improved, many of the recent correlation figures remain well above the historical averages.

Index	Correlation Since Inception
S&P 500 Index	0.61
Russell 2000® Index	0.59
MSCI EAFE Index	0.51
Barclays U.S. Aggregate Bond Index	-0.16
Dow Jones REIT ETF Index	0.38
Dow Jones Commodity Futures	0.45

As mentioned in our Annual Report letter, the TFS Market Neutral Fund is currently operating under a new policy for accepting additional investments (the “Subscription Policy”). Given the limited capacity of its investment strategies, the TFS Market Neutral Fund filed a prospectus supplement dated May 17, 2011 that describes a new Subscription Policy. The intent of the new Subscription Policy is to manage the growth of TFSMX. TFS Capital believes that this action will assist the portfolio management team in maintaining a high standard of performance.

TFS Small Cap Fund (ticker: TFSSX)
	1-year return	3-year return	5-year return	Since Inception (3/7/2006)
TFS Small Cap Fund	-4.61%	24.69%	6.86%	8.96%
Russell 2000® Index	-4.25%	20.34%	1.45%	3.44%

Average annual total returns for periods ended April 30, 2012

During the trailing 12-month period, TFSSX underperformed its benchmark, the Russell 2000® Index. TFSSX’s returns were heavily impacted by the movement of the U.S. “small-cap” equity sector as evidenced by the narrow difference between TFSSX and its benchmark return (i.e., -4.61% versus -4.25%). Given its long-only mandate, TFSSX will generally have a high correlation to U.S. small-cap equity market movements with most of the deviation attributable to TFS Capital’s equity selection. TFSSX is believed to have been adversely impacted from the same external market factors described above for TFSMX.

Over a longer-term period, TFSSX achieved its objective of outperforming the Russell 2000® Index. In fact, it now has over a 6-year track record and has achieved an average annual return since inception that is 5.52 percentage points higher than that of the Russell 2000® Index. Based on its trailing 5-year return through April 30, 2012, TFSSX was ranked #9 among 501 funds in the Lipper Small Cap Core category.2

TFS Hedged Futures Fund (ticker: TFSHX)
Since Inception (12/29/2011)
TFS Hedged Futures Fund	6.40%
S&P Diversified Trends Index	-7.37%
S&P GSCI Index	5.19%

Cumulative return for the period ended April 30, 2012

From inception through April 30, 2012, TFSHX generated a positive return of 6.40%. This performance compares favorably to the S&P Diversified Trends Index, which is a commonly-used benchmark that is generally considered a proxy for managed-futures funds. It also compares favorably to a passively-managed long-only basket of commodities as measured by the S&P GSCI Index.

Similar to the TFS Market Neutral Fund, the TFS Hedged Futures Fund has a low correlation with many market indices. This lack of correlation suggests that the addition of the TFS Hedged Futures Fund may improve the risk-adusted performance of many investment portfolios. It is notable that the TFS Hedged Futures Fund has had a slightly negative correlation to the S&P Diversified Trends Index, which suggests that it may have a low correlation to other managed-futures funds – thereby proving to be a nice complement to other funds in investment portfolios. Similarly, the TFS Hedged Futures Fund’s low correlation to the TFS Market Neutral Fund suggests that these two investments may complement each other well in an investment portfolio seeking non-correlated return streams. For your reference, below are the TFS Hedged Futures Fund’s correlations to several other asset classes including the TFS Market Neutral Fund.

Index	Correlation Since Inception
TFS Market Neutral Fund	0.46
S&P Diversified Trends Indicator	-0.06
S&P 500 Index	0.36
Russell 2000® Index	0.44
S&P GSCI Index	0.18
Barclays U.S. Aggregate Bond Index	-0.21

As always, we do not recommend allocating a high percentage of one’s assets to any one investment fund managed by TFS Capital given the risks inherent in each product. Rather, we believe that they are best used as a component of a diversified portfolio of investments. If you have any questions regarding this material, please contact us.

Best regards,

Larry S. Eiben
Chief Operating Officer & Co-Portfolio Manager
TFS Capital LLC

The performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the mutual funds discussed in this report (the “Funds”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Funds charge a 2% redemption penalty on shares invested for less than 90 days. If shares are redeemed within the 90 day period, investment returns would be reduced from those shown above. Fee waivers and/or expense reimbursements by the Adviser have positively impacted the Funds’ performance. Without such waivers and/or reimbursements, performance would have been lower. An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. To obtain a summary prospectus and/or prospectus, which each contain this and other important information, go to www.TFSCapital.com or call (888) 534-2001. Please read the summary prospectus and/or prospectus carefully before investing. The Funds may not be suitable for all investors.

1
In the Lipper “Equity Market Neutral” category, TFSMX was ranked #1 out of 35 using its 5-year return and #8 out of 48 using its 3-year return. At 4/30/2012, Lipper did not make 1-year rankings available to the public.

2
In the Lipper, “Small Cap Core” category, TFSSX was ranked #9 out of 501 using its 5-year return and #38 out of 618 using its 3-year return. At 4/30/2012, Lipper did not make 1-year rankings available to the public.

Ranking information provided by Lipper for the periods ended April 30, 2012. TFSSX was assigned by Lipper to the Small-Cap Core category. TFSMX was assigned by Lipper to the Equity Market Neutral category. The Funds are ranked based on total return and are ranked within a universe of funds with similar investment objectives. Rankings include the reinvestment of dividends and capital gains but exclude the effect of a fund’s sales load, if applicable. Fund rankings are calculated monthly by Lipper Analytical Services of New York. Lipper Inc. is a nationally recognized organization that ranks the performance of mutual funds.

TFS MARKET NEUTRAL FUND PORTFOLIO INFORMATION April 30, 2012 (Unaudited)

TFS Market Neutral Fund Common Stocks vs.
the Standard & Poor’s 500® Index Net Sector Exposure*

*
The net percentages for the TFS Market Neutral Fund are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%. Please note that the Fund may hold securities other than common stocks.

Top 10 Long Common Stocks		Top 10 Short Common Stocks
Security Description	% of Net Assets	Security Description	% of Net Assets
Quest Software, Inc.	0.48%	Texas Capital Bancshares, Inc.	0.47%
Brocade Communications Systems, Inc.	0.47%	VirnetX Holding Corporation	0.41%
Transocean Ltd.	0.42%	OpenTable, Inc.	0.39%
SolarWinds, Inc.	0.41%	Hibbett Sports, Inc.	0.38%
E*TRADE Financial Corporation	0.39%	AsiaInfo-Linkage, Inc.	0.38%
Delphi Financial Group, Inc. - Class A	0.39%	ZAGG, Inc.	0.37%
Symetra Financial Corporation	0.37%	Overseas Shipholding Group, Inc.	0.35%
AOL, Inc.	0.34%	AK Steel Holding Corporation	0.35%
Heartland Express, Inc.	0.34%	Sears Holdings Corporation	0.34%
Prestige Brands Holdings, Inc.	0.34%	KB Home	0.34%

TFS SMALL CAP FUND PORTFOLIO INFORMATION April 30, 2012 (Unaudited)

TFS Small Cap Fund
Sector Allocation (% of Net Assets)

Top 10 Equity Holdings
Security Description	% of Net Assets
Carpenter Technology Corporation	0.61%
MarketAxess Holdings, Inc.	0.60%
Delphi Financial Group, Inc. - Class A	0.60%
Zebra Technologies Corporation - Class A	0.59%
EchoStar Corporation - Class A	0.58%
DST Systems, Inc.	0.57%
Brocade Communications Systems, Inc.	0.56%
Movado Group, Inc.	0.55%
Unit Corporation	0.52%
LeapFrog Enterprises, Inc.	0.50%

TFS HEDGED FUTURES FUND PORTFOLIO INFORMATION April 30, 2012 (Unaudited)

Exposure by Type of Futures Contract
(Value as a % of Net Assets)

Net Exposure by Type of Futures Contract (Net as a % of Net Assets)
Net Commodity Futures Exposure	-0.1%
Net Currency Futures Exposure	0.0%
Net Financial Futures Exposure	-49.8%

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* April 30, 2012 (Unaudited)
COMMON STOCKS — 91.4%	Shares	Value
Consumer Discretionary — 12.0%
Auto Components — 1.3%
Other Auto Components (a)		$22,827,803

Automobiles — 0.0% (b)
Other Automobiles (a)		334,477

Distributors — 0.0% (b)
Other Distributors (a)		237,354

Diversified Consumer Services — 0.9%
Service Corporation International (c)	339,850	3,935,463
Other Diversified Consumer Services (a)		11,322,575
		15,258,038
Hotels, Restaurants & Leisure — 2.8%
Other Hotels, Restaurants & Leisure (a)		47,604,332

Household Durables — 0.6%
Other Household Durables (a)		9,612,068

Internet & Catalog Retail — 0.3%
Other Internet & Catalog Retail (a)		5,787,059

Leisure Equipment & Products — 0.6%
Arctic Cat, Inc. (c) (d)	93,377	4,130,999
LeapFrog Enterprises, Inc. (c) (d)	469,762	4,387,577
Other Leisure Equipment & Products (a)		2,696,803
		11,215,379
Media — 1.6%
E.W. Scripps Company (The) - Class A (c) (d)	518,133	4,746,098
Other Media (a)		22,836,591
		27,582,689
Multiline Retail — 0.4%
Dillard's, Inc. (c)	73,471	4,743,287
Other Multiline Retail (a)		1,967,929
		6,711,216
Specialty Retail — 2.3%
Genesco, Inc. (c) (d)	50,379	3,778,425
Other Specialty Retail (a)		35,961,615
		39,740,040
Textiles, Apparel & Luxury Goods — 1.2%
Movado Group, Inc. (c)	186,874	5,297,878
Other Textiles, Apparel & Luxury Goods (a)		15,250,956
		20,548,834
Consumer Staples — 3.1%
Beverages — 0.2%
Other Beverages (a)		3,652,450

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)
COMMON STOCKS — 91.4% (Continued)	Shares	Value
Consumer Staples — 3.1% (Continued)
Food & Staples Retailing — 1.1%
PriceSmart, Inc.	50,992	$4,208,880
Other Food & Staples Retailing (a)		15,284,810
		19,493,690
Food Products — 1.0%
Other Food Products (a)		16,206,745

Household Products — 0.2%
Other Household Products (a)		2,613,478

Personal Products — 0.6%
American Oriental Bioengineering, Inc. (d) (e)	8,101	6,197
Prestige Brands Holdings, Inc. (c) (d)	343,261	5,832,004
Other Personal Products (a)		4,802,746
		10,640,947
Tobacco — 0.0% (b)
Other Tobacco (a)		6,442

Energy — 7.7%
Energy Equipment & Services — 2.1%
Transocean Ltd. (c)	143,000	7,205,770
Other Energy Equipment & Services (a)		28,129,587
		35,335,357
Oil, Gas & Consumable Fuels — 5.6%
Energy XXI (Bermuda) Ltd. (c) (d)	130,220	4,906,690
Other Oil, Gas & Consumable Fuels (a)		92,359,488
		97,266,178
Financials — 14.1%
Capital Markets — 2.7%
Duff & Phelps Corporation (c)	251,171	3,993,619
E*TRADE Financial Corporation (c) (d)	632,050	6,718,691
Other Capital Markets (a)		35,974,028
		46,686,338
Commercial Banks — 3.5%
PrivateBancorp, Inc. (c)	264,829	4,165,760
Other Commercial Banks (a)		55,790,183
		59,955,943
Consumer Finance — 0.2%
Other Consumer Finance (a)		3,627,590

Diversified Financial Services — 0.3%
Other Diversified Financial Services (a)		5,896,608

Insurance — 2.9%
Delphi Financial Group, Inc. - Class A (c)	147,741	6,710,396
Symetra Financial Corporation (c)	530,127	6,446,344
Other Insurance (a)		36,321,678
		49,478,418

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)
COMMON STOCKS — 91.4% (Continued)	Shares	Value
Financials — 14.1% (Continued)
Real Estate Investment Trusts (REIT) — 3.6%
ARMOUR Residential REIT, Inc. (c)	814,455	$5,684,896
Education Realty Trust, Inc. (c)	424,453	4,783,585
Other Real Estate Investment Trusts (REIT) (a)		52,653,735
		63,122,216
Real Estate Management & Development — 0.3%
Other Real Estate Management & Development (a)		4,756,640

Thrifts & Mortgage Finance — 0.6%
Other Thrifts & Mortgage Finance (a)		10,194,650

Health Care — 13.4%
Biotechnology — 3.5%
Array BioPharma, Inc. (c) (d)	1,128,601	3,938,818
Dendreon Corporation (c) (d)	425,051	4,951,844
Other Biotechnology (a)		51,966,355
		60,857,017
Health Care Equipment & Supplies — 3.1%
ArthroCare Corporation (c) (d)	197,980	4,941,581
Hill-Rom Holdings, Inc. (c)	115,973	3,763,324
Spectranetics Corporation (The) (c) (d)	378,753	3,973,119
Other Health Care Equipment & Supplies (a)		39,787,901
		52,465,925
Health Care Providers & Services — 3.5%
Community Health Systems, Inc. (c) (d)	181,456	4,416,639
Owens & Minor, Inc.	151,685	4,435,269
Tenet Healthcare Corporation (c) (d)	819,707	4,254,279
Other Health Care Providers & Services (a)		47,667,068
		60,773,255
Health Care Technology — 0.6%
Other Health Care Technology (a)		9,991,539

Life Sciences Tools & Services — 1.2%
Charles River Laboratories International, Inc. (c) (d)	126,203	4,483,993
PerkinElmer, Inc. (c)	162,245	4,477,962
Other Life Sciences Tools & Services (a)		12,209,581
		21,171,536
Pharmaceuticals — 1.5%
ISTA Pharmaceuticals, Inc. (c) (d)	416,497	3,769,298
Other Pharmaceuticals (a)		21,130,881
		24,900,179
Industrials — 14.5%
Aerospace & Defense — 1.0%
Other Aerospace & Defense (a)		16,591,422

Air Freight & Logistics — 0.6%
Other Air Freight & Logistics (a)		9,896,280

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)
COMMON STOCKS — 91.4% (Continued)	Shares	Value
Industrials — 14.5% (Continued)
Airlines — 0.7%
Copa Holdings, S.A. - Class A (c)	45,726	$3,717,981
US Airways Group, Inc. (d)	531,071	5,448,788
Other Airlines (a)		2,765,508
		11,932,277
Building Products — 0.3%
Other Building Products (a)		5,426,914

Commercial Services & Supplies — 2.2%
Waste Connections, Inc. (c)	136,487	4,398,976
Other Commercial Services & Supplies (a)		33,159,138
		37,558,114
Construction & Engineering — 0.8%
Other Construction & Engineering (a)		14,019,164

Electrical Equipment — 0.7%
Other Electrical Equipment (a)		12,746,195

Industrial Conglomerates — 0.3%
Other Industrial Conglomerates (a)		5,350,560

Machinery — 3.0%
Manitowoc Company, Inc. (The) (c)	326,883	4,527,330
Other Machinery (a)		46,599,021
		51,126,351
Marine — 0.3%
Other Marine (a)		5,925,418

Professional Services — 1.3%
Other Professional Services (a)		23,050,559

Road & Rail — 1.7%
Heartland Express, Inc. (c)	423,546	5,857,641
Other Road & Rail (a)		23,766,970
		29,624,611
Trading Companies & Distributors — 1.5%
United Rentals, Inc. (d)	91,867	4,288,351
Other Trading Companies & Distributors (a)		21,881,167
		26,169,518
Transportation Infrastructure — 0.1%
Other Transportation Infrastructure (a)		815,150

Information Technology — 16.2%
Communications Equipment — 2.0%
Brocade Communications Systems, Inc. (c) (d)	1,474,208	8,167,112
EchoStar Corporation - Class A (c) (d)	146,177	4,246,442
Other Communications Equipment (a)		22,696,379
		35,109,933

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)
COMMON STOCKS — 91.4% (Continued)	Shares	Value
Information Technology — 16.2% (Continued)
Computers & Peripherals — 0.8%
Other Computers & Peripherals (a)		$14,525,788

Electronic Equipment, Instruments & Components — 2.3%
Other Electronic Equipment, Instruments & Components (a)		39,269,332

Internet Software & Services — 1.7%
AOL, Inc. (c) (d)	236,599	5,924,439
Other Internet Software & Services (a)		22,731,196
		28,655,635
IT Services — 2.8%
Acxiom Corporation (c) (d)	268,735	3,689,732
DST Systems, Inc. (c)	66,443	3,719,479
ExlService Holdings, Inc. (c) (d)	145,984	4,040,837
Lender Processing Services, Inc. (c)	183,116	4,861,730
Other IT Services (a)		32,112,635
		48,424,413
Office Electronics — 0.2%
Other Office Electronics (a)		2,606,649

Semiconductors & Semiconductor Equipment — 3.2%
Kulicke & Soffa Industries, Inc. (c) (d)	364,756	4,778,304
Other Semiconductors & Semiconductor Equipment (a)		51,057,468
		55,835,772
Software — 3.2%
Ariba, Inc. (c) (d)	128,576	4,911,603
Quest Software, Inc. (c) (d)	352,887	8,211,681
SolarWinds, Inc. (c) (d)	151,554	7,109,398
Other Software (a)		34,597,036
		54,829,718
Materials — 6.5%
Chemicals — 2.2%
Flotek Industries, Inc. (c) (d)	275,585	3,758,979
Huntsman Corporation (c)	274,180	3,882,389
Other Chemicals (a)		29,647,851
		37,289,219
Construction Materials — 0.1%
Other Construction Materials (a)		1,435,604

Containers & Packaging — 1.0%
Bemis Company, Inc. (c)	145,626	4,716,826
Other Containers & Packaging (a)		12,714,984
		17,431,810
Metals & Mining — 2.9%
Qiao Xing Universal Resources, Inc. (d) (e)	3,200	1,016
Schnitzer Steel Industries, Inc. - Class A	109,422	4,362,655
Other Metals & Mining (a)		46,614,603
		50,978,274

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)
COMMON STOCKS — 91.4% (Continued)	Shares	Value
Materials — 6.5% (Continued)
Paper & Forest Products — 0.3%
Other Paper & Forest Products (a)		$5,671,526

Telecommunication Services — 1.5%
Diversified Telecommunication Services — 0.7%
Other Diversified Telecommunication Services (a)		12,004,351

Wireless Telecommunication Services — 0.8%
Other Wireless Telecommunication Services (a)		13,009,014

Utilities — 2.4%
Electric Utilities — 0.9%
Other Electric Utilities (a)		15,220,862

Gas Utilities — 0.6%
Other Gas Utilities (a)		9,665,064

Independent Power Producers & Energy Traders — 0.2%
Other Independent Power Producers & Energy Traders (a)		4,068,100

Multi-Utilities — 0.5%
Other Multi-Utilities (a)		8,223,507

Water Utilities — 0.2%
Other Water Utilities (a)		4,281,536

Total Common Stocks (Cost $1,464,243,922)		$1,575,321,070

OTHER INVESTMENTS — 5.4%	Shares	Value
Other Investments (Cost $90,935,077) (a)		$92,326,039

CORPORATE BONDS — 0.0% (b)	Par Value	Value
Financials — 0.0% (b)
Other Financials (Cost $0) (a)		$2,237

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)
MONEY MARKET FUNDS — 1.6%	Shares	Value
UMB Money Market Fiduciary, 0.01% (f) (Cost $27,918,718)	27,918,718	$27,918,718

Total Investments at Value — 98.4% (Cost $1,583,097,717)		$1,695,568,064

Other Assets in Excess of Liabilities — 1.6%		27,866,971

Net Assets — 100.0%		$1,723,435,035

*	A complete Schedule of Investments is available without charge upon request by calling toll-free 1-888-534-2001 or on the SEC’s website at http://www.sec.gov.

(a)
Represents issuers not identified as either a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, or not a fair-valued security as of April 30, 2012.

(b)	Percentage rounds to less than 0.1%.

(c)	All or a portion of the shares have been committed as collateral for open short positions.

(d)	Non-income producing security.

(e)	Securities fair valued under supervision of the Board of Trustees totaled $7,213 at April 30, 2012, representing 0.0%(b) of net assets (Note 2).

(f)	Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2012.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT April 30, 2012 (Unaudited)
COMMON STOCKS — 66.4%	Shares	Value
Consumer Discretionary — 11.9%
Auto Components — 0.3%
China Automotive Systems, Inc.	138,527	$741,119
China XD Plastics Company Ltd.	107,908	544,935
Dana Holding Corporation	249,027	3,640,775
Quantum Fuel Systems Technologies Worldwide, Inc.	692,635	481,728
SORL Auto Parts, Inc.	21,635	72,910
Visteon Corporation	98	4,917
Wonder Auto Technology, Inc.	17,927	16,134
		5,502,518
Automobiles — 0.3%
Kandi Technologies Corporation	95,558	344,964
Tesla Motors, Inc.	73,226	2,425,978
Winnebago Industries, Inc.	139,524	1,360,359
		4,131,301
Distributors — 0.0% (a)
China Metro-Rural Holdings Ltd.	100	101
Pool Corporation	15,965	589,268
Weyco Group, Inc.	121	2,951
		592,320
Diversified Consumer Services — 1.8%
American Public Education, Inc.	31,721	1,101,353
Bridgepoint Education, Inc.	234,687	5,059,852
Carriage Services, Inc.	400	3,000
ChinaCast Education Corporation (b)	280,803	553,182
Corinthian Colleges, Inc.	402,957	1,547,355
CPI Corporation	4,036	3,289
DeVry, Inc.	61,670	1,982,691
Education Management Corporation	188,658	2,339,359
H&R Block, Inc.	16	235
ITT Educational Services, Inc.	64,265	4,242,775
K12, Inc.	127,025	3,239,138
Matthews International Corporation - Class A	100	3,000
Regis Corporation	114,067	2,093,129
School Specialty, Inc.	64,739	211,697
Stewart Enterprises, Inc. - Class A	556,189	3,515,114
Strayer Education, Inc.	46,690	4,607,369
		30,502,538
Hotels, Restaurants & Leisure — 0.6%
BJ's Restaurants, Inc.	33,121	1,430,496
Caribou Coffee Company, Inc.	118,133	1,938,563
Cedar Fair, L.P.	3,402	105,836
Cheesecake Factory, Inc. (The)	100	3,150
Denny's Corporation	2,211	9,154
DineEquity, Inc.	9,545	463,696
Gaylord Entertainment Company	3,696	116,350
International Speedway Corporation - Class A	58	1,548
Jack in the Box, Inc.	1,700	38,624
Kona Grill, Inc.	324	2,180

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 66.4% (Continued)	Shares	Value
Consumer Discretionary — 11.9% (Continued)
Hotels, Restaurants & Leisure — 0.6% (Continued)
Morgans Hotel Group Company	15,417	$76,468
O'Charley's, Inc.	54,295	534,806
P.F. Chang's China Bistro, Inc.	12,406	492,394
Peet's Coffee & Tea, Inc.	41,126	3,159,299
PokerTek, Inc.	520	536
Red Lion Hotels Corporation	200	1,668
Red Robin Gourmet Burgers, Inc.	2,800	99,848
Royal Caribbean Cruises Ltd.	100	2,737
Ruby Tuesday, Inc.	2,920	19,856
Ruth's Hospitality Group, Inc.	204,846	1,417,534
Shuffle Master, Inc.	4	71
Star Buffet, Inc.	600	288
Texas Roadhouse, Inc.	500	8,625
Town Sports International Holdings, Inc.	100	1,282
Universal Travel Group (b)	238,516	472,262
WMS Industries, Inc.	7,972	195,394
		10,592,665
Household Durables — 2.3%
American Greetings Corporation - Class A	159,907	2,558,512
Beazer Homes USA, Inc.	327	1,014
Blyth, Inc.	2,649	233,032
Cavco Industries, Inc.	4,002	206,503
Comstock Homebuilding Companies, Inc. - Class A	34,133	48,128
Deer Consumer Products, Inc.	59,364	194,714
Ethan Allen Interiors, Inc.	149,284	3,463,389
Flexsteel Industries, Inc.	100	2,001
Furniture Brands International, Inc.	1,958	3,094
Garmin Ltd.	6	283
Hovnanian Enterprises, Inc. - Class A	2,404,139	4,808,278
KB Home	674,505	5,854,703
Leggett & Platt, Inc.	1,600	34,832
Location Based Technologies, Inc.	100,364	38,138
M/I Homes, Inc.	23,450	311,885
Mad Catz Interactive, Inc.	519,541	280,552
MDC Holdings, Inc.	219	6,156
Meritage Homes Corporation	16,205	460,060
Ryland Group, Inc. (The)	131,950	2,970,194
Sealy Corporation	462,312	952,363
Skullcandy, Inc.	177,253	2,857,318
SodaStream International Ltd.	76,717	2,635,229
Standard Pacific Corporation	995,497	5,037,215
Tempur-Pedic International, Inc.	200	11,768
Universal Electronics, Inc.	16,078	272,040
ZAGG, Inc.	486,754	6,342,405
		39,583,806
Internet & Catalog Retail — 0.8%
Blue Nile, Inc.	101,181	3,063,761
E-Commerce China Dangdang, Inc. - ADR	83,482	667,021

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 66.4% (Continued)	Shares	Value
Consumer Discretionary — 11.9% (Continued)
Internet & Catalog Retail — 0.8% (Continued)
Gaiam, Inc. - Class A	519	$2,050
Groupon, Inc.	249,473	2,671,856
HomeAway, Inc.	11,305	294,495
Liberty Interactive Corporation - Series A	26,973	508,171
MakeMyTrip Ltd.	45,797	888,920
NutriSystem, Inc.	165,483	1,916,293
Overstock.com, Inc.	79,220	477,697
PetMed Express, Inc.	241,033	3,246,714
Vitacost.com, Inc.	11,531	96,630
		13,833,608
Leisure Equipment & Products — 0.5%
Brunswick Corporation	62,625	1,646,411
Callaway Golf Company	455,212	2,790,450
Eastman Kodak Company	1,596,373	453,370
JAKKS Pacific, Inc.	159,054	3,033,160
Johnson Outdoors, Inc. - Class A	77	1,422
Nautilus, Inc.	2,402	6,221
Polaris Industries, Inc.	200	15,888
Sturm Ruger & Company, Inc.	14,850	847,490
Summer Infant, Inc.	307	1,642
		8,796,054
Media — 1.1%
A.H. Belo Corporation	1,836	8,097
Arbitron, Inc.	2,451	93,261
Atrinsic, Inc.	87,591	6,350
Belo Corporation	201,408	1,357,490
Carmike Cinemas, Inc.	116	1,546
China MediaExpress Holdings, Inc.	146,250	11,700
China Yida Holding Company	5,003	7,504
Cumulus Media, Inc. - Class A	131,277	476,536
Dex One Corporation	541,399	524,074
Dial Global, Inc.	1,286	2,906
Digital Generation, Inc.	194	1,800
DreamWorks Animation SKG, Inc. - Class A	52,441	944,462
Entercom Communications Corporation - Class A	50,272	311,184
Harte-Hanks, Inc.	600	5,040
Lamar Advertising Company - Class A	53,646	1,707,016
Lee Enterprises, Inc.	301,089	340,231
Lions Gate Entertainment Corporation	140,525	1,718,621
Live Nation, Inc.	29,273	265,213
LodgeNet Interactive Corporation	8,900	20,470
Martha Stewart Living Omnimedia, Inc. - Class A	9,331	33,312
McClatchy Company (The) - Class A	1,046,227	2,845,737
Media General, Inc. - Class A	163,472	583,595
Meredith Corporation	77,837	2,244,041
Morningstar, Inc.	4,690	270,707
Pandora Media, Inc.	11,954	102,804
Radio One, Inc. - Class D	4,231	4,739

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 66.4% (Continued)	Shares	Value
Consumer Discretionary — 11.9% (Continued)
Media — 1.1% (Continued)
ReachLocal, Inc.	817	$6,177
Regal Entertainment Group - Class A	60,828	827,869
Scholastic Corporation	69,702	2,129,396
SearchMedia Holdings Ltd.	1,000	1,930
Sinclair Broadcast Group, Inc.	11,882	122,147
SPAR Group, Inc.	500	650
SuperMedia, Inc.	61,927	106,514
Valassis Communications, Inc.	68,508	1,370,160
World Wrestling Entertainment, Inc. - Class A	16,285	128,326
		18,581,605
Multiline Retail — 0.6%
Bon-Ton Stores, Inc. (The)	78,963	489,571
Fred's, Inc. - Class A	204,243	2,924,760
Saks, Inc.	82,219	901,120
Sears Holdings Corporation	109,211	5,873,368
Tuesday Morning Corporation	40,431	163,341
		10,352,160
Specialty Retail — 2.9%
Aaron's, Inc.	1,700	46,189
Asbury Automotive Group, Inc.	56,423	1,575,330
AutoChina International Ltd.	156	2,980
Barnes & Noble, Inc.	148,471	3,080,773
Books-A-Million, Inc.	8,900	28,391
Brown Shoe Company, Inc.	261,655	2,383,677
Cache, Inc.	167	1,042
Casual Male Retail Group, Inc.	2,281	7,162
Children's Place Retail Stores, Inc. (The)	25,043	1,151,477
China Auto Logistics, Inc.	2,600	1,795
Citi Trends, Inc.	16,954	188,868
Conn's, Inc.	126,384	2,066,378
GameStop Corporation - Class A	63,283	1,440,321
Group 1 Automotive, Inc.	14,463	837,118
Hastings Entertainment, Inc.	700	1,421
hhgregg, Inc.	374,946	3,921,935
Hibbett Sports, Inc.	110,149	6,578,098
Hot Topic, Inc.	133,092	1,304,302
Lithia Motors, Inc.	64,822	1,739,174
Lumber Liquidators Holdings, Inc.	62,098	1,796,495
MarineMax, Inc.	77,419	825,287
Monro Muffler Brake, Inc.	19,871	819,877
OfficeMax, Inc.	233,170	1,084,241
Orchard Supply Hardware Stores Corporation - Class A	6,831	146,662
Pacific Sunwear of California, Inc.	31,401	46,159
Penske Automotive Group, Inc.	4,385	115,939
Pep Boys - Manny Moe & Jack (The)	221,963	3,313,908
Pier 1 Imports, Inc.	1,626	27,935
RadioShack Corporation	208,071	1,077,808
rue21, inc.	83,151	2,523,633

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 66.4% (Continued)	Shares	Value
Consumer Discretionary — 11.9% (Continued)
Specialty Retail — 2.9% (Continued)
Select Comfort Corporation	6,272	$181,135
Sonic Automotive, Inc. - Class A	183,559	3,087,462
Syms Corporation	160	1,664
Systemax, Inc.	7,721	132,570
Talbots, Inc. (The)	1,471,406	4,355,362
Teavana Holdings, Inc.	224,193	4,683,392
West Marine, Inc.	400	4,684
Williams-Sonoma, Inc.	600	23,214
Zale Corporation	100	274
		50,604,132
Textiles, Apparel & Luxury Goods — 0.7%
American Apparel, Inc.	402,677	396,637
Cherokee, Inc.	356	4,621
DGSE Companies, Inc. (b)	1,145	4,254
Hanesbrands, Inc.	158,387	4,469,681
Heelys, Inc.	200	486
Iconix Brand Group, Inc.	34,157	523,968
Joe's Jeans, Inc.	100	136
Jones Group, Inc. (The)	73,216	821,484
Kingold Jewelry, Inc.	649	1,129
K-Swiss, Inc. - Class A	99,233	365,177
Liz Claiborne, Inc.	141,591	1,897,319
Perry Ellis International, Inc.	2,682	50,180
R.G. Barry Corporation	24	306
Under Armour, Inc. - Class A	300	29,379
Vera Bradley, Inc.	72,520	1,884,070
Wolverine World Wide, Inc.	44,939	1,885,191
		12,334,018
Consumer Staples — 2.4%
Beverages — 0.4%
Boston Beer Company, Inc. - Class A	15,124	1,562,612
Central European Distribution Corporation	976,560	4,765,613
MGP Ingredients, Inc.	56	260
		6,328,485
Food & Staples Retailing — 0.1%
Arden Group, Inc. - Class A	39	3,449
Ingles Markets, Inc. - Class A	87	1,513
Pantry, Inc.	24,361	310,846
Pizza Inn Holdings, Inc.	1,222	4,033
Roundy's, Inc.	5,530	68,461
Spartan Stores, Inc.	19,203	350,071
Sysco Corporation	200	5,780
Village Super Market, Inc. - Class A	25	690
Weis Markets, Inc.	156	6,958
		751,801
Food Products — 1.1%
AgFeed Industries, Inc.	178,425	49,959
Calavo Growers, Inc.	85,191	2,443,278

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 66.4% (Continued)	Shares	Value
Consumer Staples — 2.4% (Continued)
Food Products — 1.1% (Continued)
Cal-Maine Foods, Inc.	55,353	$1,994,368
China Marine Food Group Ltd.	61,176	66,682
Coffee Holding Company, Inc.	92,318	874,251
Cosan Ltd.	62	858
Diamond Foods, Inc.	262,888	5,494,359
Dole Food Company, Inc.	299,336	2,538,369
Feihe International, Inc.	206,869	1,208,115
Flowers Foods, Inc.	1,468	31,489
John B. Sanfilippo & Son, Inc.	56	810
Lancaster Colony Corporation	19,875	1,296,049
Le Gaga Holdings Ltd.	1,599	8,011
Lifeway Foods, Inc.	11,040	92,074
Limoneira Company	168	2,824
McCormick & Company, Inc.	9,240	516,608
Sanderson Farms, Inc.	29,392	1,516,921
Seneca Foods Corporation - Class A	30	699
SkyPeople Fruit Juice, Inc.	14,391	25,040
Smart Balance, Inc.	100	590
Tootsie Roll Industries, Inc.	43,336	1,031,830
Yuhe International, Inc.	109,183	70,969
Zhongpin, Inc.	23,090	217,970
		19,482,123
Household Products — 0.0% (a)
Central Garden & Pet Company	392	4,148
Central Garden & Pet Company - Class A	6,338	67,753
		71,901
Personal Products — 0.4%
China Sky One Medical, Inc.	197,454	67,134
China-Biotics, Inc.	576,501	807,101
Elizabeth Arden, Inc.	25	975
Medifast, Inc.	85,712	1,647,385
Nature's Sunshine Products, Inc.	11,479	177,695
Neptune Technologies & Bioresources, Inc.	16,101	54,099
Synutra International, Inc.	98,434	565,996
USANA Health Sciences, Inc.	85,060	3,547,002
		6,867,387
Tobacco — 0.4%
Alliance One International, Inc.	534,392	1,891,748
Star Scientific, Inc.	1,116,132	3,962,268
Universal Corporation	13,101	600,419
Vector Group Ltd.	52,241	906,381
		7,360,816
Energy — 6.5%
Energy Equipment & Services — 1.1%
Atwood Oceanics, Inc.	86,712	3,843,943
C&J Energy Services, Inc.	74,700	1,408,095
CARBO Ceramics, Inc.	35,294	2,967,872
ENGlobal Corporation	100	200

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 66.4% (Continued)	Shares	Value
Energy — 6.5% (Continued)
Energy Equipment & Services — 1.1% (Continued)
Exterran Holdings, Inc.	105,169	$1,420,833
Geokinetics, Inc.	1,764	3,122
Gulf Island Fabrication, Inc.	55	1,541
Heckmann Corporation	463,610	1,761,718
Hercules Offshore, Inc.	212,575	1,079,881
Key Energy Services, Inc.	1,300	16,458
Lufkin Industries, Inc.	33,484	2,572,911
Natural Gas Services Group, Inc.	130	1,695
Newpark Resources, Inc.	364,608	2,318,907
PHI, Inc.	663	17,656
Recon Technology Ltd.	200	496
RPC, Inc.	60,489	625,456
SulphCo, Inc.	486,090	924
Tesco Corporation	12,949	211,457
		18,253,165
Oil, Gas & Consumable Fuels — 5.4%
Abraxas Petroleum Corporation	524,937	1,564,312
Alpha Natural Resources, Inc.	14,735	237,676
American Midstream Partners, L.P.	1,026	22,808
Amyris, Inc.	337,665	1,056,891
Apco Oil and Gas International, Inc.	15,504	650,393
ATP Oil & Gas Corporation	752,954	5,692,332
AvenEx Energy Corporation	52,928	206,817
BioFuel Energy Corporation	558,104	258,346
Blue Dolphin Energy Company	41,537	331,050
BMB Munai, Inc.	148	29
BP Prudhoe Bay Royalty Trust	16	1,991
BPZ Resources, Inc.	860,022	3,483,089
CAMAC Energy, Inc.	197,960	154,409
Cano Petroleum, Inc.	65,197	1,076
Capital Product Partners, L.P.	141	1,232
Carrizo Oil & Gas, Inc.	49,502	1,388,036
China Integrated Energy, Inc.	491,150	343,805
China North East Petroleum Holdings Ltd. (b)	223,180	347,045
Clayton Williams Energy, Inc.	2,189	160,979
Clean Energy Fuels Corporation	112,848	2,171,196
Comstock Resources, Inc.	38,898	683,438
Constellation Energy Partners, LLC	1,600	3,504
Contango Oil & Gas Company	9,624	522,198
Crimson Exploration, Inc.	340	1,853
Cross Timbers Royalty Trust	87	3,550
Crosstex Energy, Inc.	35,000	521,500
Cubic Energy, Inc.	1,400	490
CVR Energy, Inc.	109,002	3,309,301
DCP Midstream Partners, L.P.	1,815	83,145
Dominion Resources Black Warrior Trust	1,021	9,158
ECA Marcellus Trust I	5,471	111,718
Enbridge Energy Management, LLC	29,336	954,007

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 66.4% (Continued)	Shares	Value
Energy — 6.5% (Continued)
Oil, Gas & Consumable Fuels — 5.4% (Continued)
Endeavour International Corporation	313,427	$3,911,569
Energy Transfer Equity, L.P.	160	6,714
Enterprise Products Partners, L.P.	101	5,206
Evolution Petroleum Corporation	16,524	146,072
Forest Oil Corporation	7,700	102,564
Frontline Ltd.	225,854	1,479,344
General Maritime Corporation	30,008	381
GeoGlobal Resources, Inc.	299,560	62,908
Gevo, Inc.	63,471	615,034
GMX Resources, Inc.	446,063	611,106
Golar LNG Ltd.	35,045	1,295,964
Goodrich Petroleum Corporation	98,718	1,655,501
Green Plains Renewable Energy, Inc.	27,042	216,066
GreenHunter Energy, Inc.	29,532	64,675
Halcon Resources Corporation	448,856	4,888,042
Harvest Natural Resources, Inc.	475,838	3,273,765
Holly Energy Partners, L.P.	300	18,045
Houston American Energy Corporation	30,840	71,240
Hyperdynamics Corporation	708,609	661,486
Inergy Midstream, L.P.	37,302	790,429
Isramco, Inc.	1,113	103,275
James River Coal Company	445,899	2,211,659
Kinder Morgan Management, LLC	2,073	157,788
Kinder Morgan, Inc.	88,617	3,181,350
KiOR, Inc. - Class A	75,752	742,370
Knightsbridge Tankers Ltd.	184,540	2,336,276
Kodiak Oil & Gas Corporation	1,922	17,010
L & L Energy, Inc.	266,203	598,957
Legacy Reserves, L.P.	858	24,487
Lone Pine Resources, Inc.	3,600	21,456
Lucas Energy, Inc.	314,438	584,855
Miller Energy Resources, Inc.	630,583	3,424,066
New Concept Energy, Inc.	11,200	17,248
NGL Energy Partners, L.P.	400	8,860
Nordic American Tankers Ltd.	199,623	2,898,526
Northern Oil & Gas, Inc.	117,067	2,274,612
Oiltanking Partners, L.P.	100	2,928
ONEOK Partners, L.P.	23	1,282
Overseas Shipholding Group, Inc.	522,301	6,110,922
Pacific Ethanol, Inc.	272,427	253,357
Panhandle Oil & Gas, Inc.	100	2,755
Patriot Coal Corporation	176,526	1,029,147
Petroleum Development Corporation	52,902	1,819,300
PetroQuest Energy, Inc.	318,272	1,922,363
Pyramid Oil Company	38,646	181,250
Resolute Energy Corporation	11,558	122,630
REX American Resources Corporation	12,775	354,378
Rex Energy Corporation	190,390	2,000,999
Royale Energy, Inc.	253,814	1,203,078

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 66.4% (Continued)	Shares	Value
Energy — 6.5% (Continued)
Oil, Gas & Consumable Fuels — 5.4% (Continued)
San Juan Basin Royalty Trust	11,601	$196,521
Scorpio Tankers, Inc.	21,168	143,519
Ship Finance International Ltd.	84,962	1,176,724
Sino Clean Energy, Inc.	187,474	329,954
Solazyme, Inc.	13,327	146,597
SouthGobi Resources Ltd.	11,200	77,551
Swift Energy Company	800	24,200
Teekay Offshore Partners, L.P.	26,670	784,365
Triangle Petroleum Corporation	98,504	641,261
Tri-Valley Corporation	568,872	79,073
Uranerz Energy Corporation	513,148	898,009
Uranium Energy Corporation	1,443,071	4,257,059
Uranium Resources, Inc.	88,072	76,623
Ur-Energy, Inc.	11,520	12,557
USEC, Inc.	721,826	607,489
Vanguard Natural Resources, LLC	909	26,279
Verenium Corporation	98,812	426,868
Westmoreland Coal Company	962	9,707
Whiting USA Trust I	232,695	4,297,877
Whiting USA Trust II	31,498	724,454
World Fuel Services Corporation	10,013	441,173
Zion Oil & Gas, Inc.	249,030	617,594
		93,756,123
Financials — 11.7%
Capital Markets — 1.7%
AGF Management Ltd. - Class B	21,142	292,141
AllianceBernstein Holding, L.P.	6,842	96,404
Apollo Investment Corporation	48,600	352,350
Artio Global Investors, Inc.	124,676	451,327
CIFC Corporation	600	3,588
Cohen & Steers, Inc.	53,679	1,891,648
Eaton Vance Corporation	155,294	4,084,232
Edelman Financial Group, Inc.	179	1,581
FBR & Company	776	2,056
Federated Investors, Inc. - Class B	221,614	4,893,237
Fidus Investment Corporation	26,543	359,923
Fifth Street Finance Corporation	1,720	16,890
Financial Engines, Inc.	214,971	4,909,938
FXCM, Inc.	78,575	909,898
Greenhill & Company, Inc.	41,361	1,606,875
GSV Capital Corporation	28,723	491,738
Hercules Technology Growth Capital, Inc.	23,827	271,866
Invesco Ltd.	26	646
Investment Technology Group, Inc.	96,683	986,167
Investors Capital Holdings Ltd.	600	2,532
Janus Capital Group, Inc.	1,819	13,788
Jefferies Group, Inc.	740	11,788
Kohlberg Capital Corporation	32,709	201,814

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 66.4% (Continued)	Shares	Value
Financials — 11.7% (Continued)
Capital Markets — 1.7% (Continued)
Main Street Capital Corporation	120,101	$3,075,787
MCG Capital Corporation	309,160	1,295,380
Medley Capital Corporation	784	8,851
MF Global Holdings Ltd.	489,733	22,528
MVC Capital, Inc.	141	1,861
Oppenheimer Holdings, Inc.	651	11,106
Penson Worldwide, Inc.	246,340	119,968
Pzena Investment Management, Inc. - Class A	1,392	8,199
Safeguard Scientifics, Inc.	138,726	2,269,557
SEI Investments Company	250	5,047
Solar Senior Capital Ltd.	684	11,088
TICC Capital Corporation	28	258
Tortoise Capital Resources Corporation	48	405
U.S. Global Investors, Inc.	271	1,902
Westwood Holdings Group, Inc.	255	9,379
		28,693,743
Commercial Banks — 4.7%
Alliance Financial Corporation	495	15,102
Ameris Bancorp	95,036	1,178,446
Ames National Corporation	95	2,098
Arrow Financial Corporation	38,063	911,228
BancFirst Corporation	2,828	117,928
BancTrust Financial Group, Inc.	5,150	10,867
Bank of the Ozarks, Inc.	121,858	3,765,412
BBCN Bancorp, Inc.	742	8,147
Boston Private Financial Holdings, Inc.	10,955	102,101
Bridge Bancorp, Inc.	513	9,993
Bridge Capital Holdings	1,177	17,996
Britton & Koontz Capital Corporation	50	438
Capital City Bank Group, Inc.	51,306	428,405
Capitol Bancorp Ltd.	40,199	10,319
Cardinal Financial Corporation	38,848	468,895
Cascade Bancorp	25,756	146,552
Center Bancorporation, Inc.	4,319	45,652
CenterState Banks, Inc.	117	941
Chemical Financial Corporation	16,852	371,924
Citizens Holding Company	1,201	22,519
Citizens Republic Bancorp, Inc.	10	169
City Bank	13,668	2,187
City Holding Company	111,267	3,710,754
CoBiz Financial, Inc.	12,038	75,238
Columbia Banking Systems, Inc.	46,109	944,773
Community Bank System, Inc.	108,704	3,056,757
Community Trust Bancorp, Inc.	19,171	612,513
Dearborn Bancorp, Inc.	136	8
Eagle Bancorp, Inc.	3,717	66,125
Enterprise Financial Services Corporation	1,156	13,976
First Bancorp (North Carolina)	312	3,126

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 66.4% (Continued)	Shares	Value
Financials — 11.7% (Continued)
Commercial Banks — 4.7% (Continued)
First Bancorp, Inc. (The)	315	$4,571
First Busey Corporation	334,918	1,554,020
First Community Bancshares, Inc.	217	2,906
First Financial Bancorporation	35,449	595,898
First Financial Bankshares, Inc.	135,811	4,595,844
First Niagara Financial Group, Inc.	46,810	418,481
First of Long Island Corporation (The)	111	3,056
FNB Corporation	77,066	874,699
Frontier Financial Corporation	10,459	209
German American Bancorp, Inc.	200	3,808
Glacier Bancorp, Inc.	97,566	1,453,733
Great Southern Bancorp, Inc.	27,557	662,470
Green Bankshares, Inc.	81,194	133,970
Hampton Roads Bankshares, Inc.	41,139	129,999
Heartland Financial USA, Inc.	368	6,815
Heritage Financial Corporation	34,494	451,871
IBERIABANK Corporation	45,238	2,310,305
Independent Bank Corporation (Massachusetts)	127,724	3,585,213
Independent Bank Corporation (Michigan)	110,760	424,211
International Bancshares Corporation	7,014	138,386
Investors Bancorp, Inc.	8,651	133,571
Lakeland Bancorp, Inc.	60,115	549,451
Macatawa Bank Corporation	74,947	254,070
MainSource Financial Group, Inc.	791	9,247
Mercantile Bancorp, Inc.	900	243
Mercantile Bank Corporation	18,908	282,486
Merchants Bancshares, Inc.	4	108
National Bankshares, Inc.	17,446	518,321
NBT Bancorp, Inc.	66,719	1,371,075
Old National Bancorp	34,207	438,534
Old Second Bancorp, Inc.	45,303	73,844
Oriental Financial Group, Inc.	9,602	113,496
PAB Bankshares, Inc.	4,809	5
Pacific Mercantile Bancorp	1,019	6,083
Park National Corporation	59,588	4,007,293
Patriot National Bancorp	994	1,749
Pinnacle Financial Partners, Inc.	164,069	3,002,463
PremierWest Bancorp, Inc.	15,074	25,475
Princeton National Bancorp, Inc.	600	942
Renasant Corporation	97,462	1,559,392
Republic Bancorp, Inc. - Class A	23,681	557,214
S&T Bancorp, Inc.	112,793	2,111,485
S.Y. Bancorp, Inc.	42,317	981,754
Salisbury Bancorp, Inc.	300	7,200
Sandy Spring Bancorp, Inc.	228	4,106
SCBT Financial Corporation	37,436	1,287,424
Seacoast Banking Corporation of Florida	1,452	2,352
Security Bank Corporation (b)	32,973	3
Sierra Bancorp	99	907

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 66.4% (Continued)	Shares	Value
Financials — 11.7% (Continued)
Commercial Banks — 4.7% (Continued)
Simmons First National Corporation - Class A	58,867	$1,432,823
Southern Connecticut Bancorp, Inc.	200	368
Southside Bancshares, Inc.	58,523	1,193,866
State Bank Financial Corporation	169	2,915
Sterling Bancorp	77,197	734,144
Suffolk Bancorp	1,177	13,983
Superior Bancorp	400	1
Susquehanna Bancshares, Inc.	202,414	2,099,033
Taylor Capital Group, Inc.	14,811	206,169
TCF Financial Corporation	5,957	68,327
Texas Capital Bancshares, Inc.	213,961	8,068,469
Tompkins Financial Corporation	56,411	2,135,156
TowneBank	171,262	2,229,831
TriCo Bancshares	34,662	569,843
UMB Financial Corporation	186	8,937
United Bankshares, Inc.	111,084	2,935,950
United Security Bancshares	3,119	7,766
United Security Bancshares, Inc.	18	103
Valley National Bancorp	140,596	1,771,510
Washington Banking Company	220	3,067
Washington Trust Bancorp, Inc.	247	5,847
Webster Financial Corporation	2,252	51,188
West Bancorporation, Inc.	300	2,880
Westamerica Bancorporation	35,311	1,619,716
Wintrust Financial Corporation	123,075	4,446,700
		80,379,939
Consumer Finance — 0.3%
Cash America International, Inc.	12,250	572,687
CompuCredit Holdings Corporation	75,203	414,369
First Marblehead Corporation (The)	200	212
Green Dot Corporation - Class A	47,435	1,251,810
NetSpend Holdings, Inc.	21,340	162,824
World Acceptance Corporation	49,410	3,286,259
		5,688,161
Diversified Financial Services — 0.1%
Life Partners Holdings, Inc.	268,734	730,957
MSCI, Inc.	563	20,600
PHH Corporation	119,173	1,847,182
Primus Guaranty Ltd.	1,849	12,388
Sprott Resource Lending Corporation	355	550
		2,611,677
Insurance — 1.7%
Ambac Financial Group, Inc.	89,956	3,121
American Equity Investment Life Holding Company	214,683	2,632,014
AMERISAFE, Inc.	37,403	999,408
AmTrust Financial Services, Inc.	34,010	926,432
Argo Group International Holdings Ltd.	1,798	51,890
Arthur J. Gallagher & Company	395	14,836

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 66.4% (Continued)	Shares	Value
Financials — 11.7% (Continued)
Insurance — 1.7% (Continued)
Citizens, Inc.	43,149	$414,662
Crawford & Company - Class B	3,424	16,332
eHealth, Inc.	184,679	3,272,512
EMC Insurance Group, Inc.	51	1,008
Enstar Group, Inc. (The)	111	10,453
Gerova Financial Group Ltd. (b)	9,506	10
Greenlight Capital Re Ltd. - Class A	29,138	725,536
Harleysville Group, Inc.	34,159	2,047,490
Hilltop Holdings, Inc.	874	6,931
MBIA, Inc.	568,807	5,733,575
Montpelier Re Holdings Ltd.	4,394	90,165
National Financial Partners Corporation	219,091	3,231,592
National Interstate Corporation	161	3,864
Navigators Group, Inc. (The)	31,976	1,518,860
OneBeacon Insurance Group Ltd. - Class A	1,313	18,684
Phoenix Companies, Inc. (The)	101	212
Platinum Underwriters Holdings Ltd.	1,500	54,930
Reinsurance Group of America, Inc.	2,812	163,490
RLI Corporation	31,706	2,183,909
SeaBright Holdings, Inc.	215	1,933
StanCorp Financial Group, Inc.	25,694	986,136
State Auto Financial Corporation	1,005	14,402
Stewart Information Services Corporation	52,375	770,960
Sun Life Financial, Inc.	5,598	137,151
Tower Group, Inc.	145,272	3,134,970
Validus Holdings Ltd.	23,167	752,928
		29,920,396
Real Estate Investment Trusts (REIT) — 1.8%
Acadia Realty Trust	6,000	139,080
Agree Realty Corporation	10,795	246,126
Arbor Realty Trust, Inc.	1,822	10,221
Ashford Hospitality Trust, Inc.	52,811	451,006
Brandywine Realty Trust	16,544	196,212
BRE Properties, Inc.	5,007	262,867
Campus Crest Communities, Inc.	144,026	1,677,903
Capital Trust, Inc. - Class A	11,108	34,990
CapLease, Inc.	381,434	1,582,951
Cedar Realty Trust, Inc.	230,589	1,203,675
Chesapeake Lodging Trust	4,471	80,925
CoreSite Realty Corporation	10,326	257,221
Corporate Office Properties Trust	17,812	419,473
Cousins Properties, Inc.	7,291	57,307
CubeSmart	144,491	1,814,807
DCT Industrial Trust, Inc.	366,848	2,175,409
Douglas Emmett, Inc.	9,649	224,243
DuPont Fabros Technology, Inc.	31,630	858,754
Dynex Capital, Inc.	135,972	1,282,216
Entertainment Properties Trust	17,938	860,845

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 66.4% (Continued)	Shares	Value
Financials — 11.7% (Continued)
Real Estate Investment Trusts (REIT) — 1.8% (Continued)
Getty Realty Corporation	17,504	$276,913
Glimcher Realty Trust	10,906	107,860
Healthcare Realty Trust, Inc.	1,000	21,480
Highwoods Properties, Inc.	2,729	94,778
Hudson Pacific Properties, Inc.	282	4,464
Investors Real Estate Trust	128,889	930,579
iStar Financial, Inc.	673,510	4,660,689
Lexington Realty Trust	237,536	2,114,070
Liberty Property Trust	10,388	378,643
Mack-Cali Realty Corporation	7,800	224,016
Monmouth Real Estate Investment Corporation - Class A	109,530	1,123,778
MPG Office Trust, Inc.	76,590	161,605
NorthStar Realty Finance Corporation	9,946	56,692
Parkway Properties, Inc.	178,351	1,763,891
Post Properties, Inc.	8	390
RAIT Financial Trust	63,831	308,942
Ramco-Gershenson Properties Trust	19,049	229,350
Redwood Trust, Inc.	140,865	1,645,303
Retail Opportunity Investments Corporation	68,765	835,495
RLJ Lodging Trust	2,700	50,706
Strategic Hotels & Resorts, Inc.	215,402	1,466,888
Terreno Realty Corporation	890	12,727
Two Harbors Investment Corporation	629	6,579
		30,312,069
Real Estate Management & Development — 0.1%
Altisource Portfolio Solutions, S.A.	2,211	132,284
China Housing & Land Development, Inc.	171,004	278,736
Consolidated-Tomoka Land Company	429	12,613
Gazit-Globe Ltd.	2,860	30,516
Howard Hughes Corporation	180	12,080
Maui Land & Pineapple Company, Inc.	800	3,160
Mays (J.W.), Inc.	113	2,068
St. Joe Company (The)	116,566	2,078,372
Transcontinental Realty Investors, Inc.	67	189
		2,550,018
Thrifts & Mortgage Finance — 1.3%
Anchor BanCorp Wisconsin, Inc.	35,400	23,010
Astoria Financial Corporation	237,831	2,304,582
Bank Mutual Corporation	1,343	5,238
BankAtlantic Bancorp, Inc. - Class A	162,882	913,768
BankUnited, Inc.	2,538	62,435
Berkshire Hills Bancorporation, Inc.	85,331	1,936,160
BofI Holding, Inc.	42,313	751,902
Brookline Bancorp, Inc.	698	6,268
Capitol Federal Financial, Inc.	53,792	635,284
Clifton Savings Bancorp, Inc.	82	838
Dime Community Bancshares, Inc.	89,220	1,236,589
ESSA Bancorp, Inc.	7	68

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 66.4% (Continued)	Shares	Value
Financials — 11.7% (Continued)
Thrifts & Mortgage Finance — 1.3% (Continued)
First Federal Bancshares of Arkansas, Inc.	4,628	$43,735
First Financial Holdings, Inc.	124	1,431
FirstFed Financial Corporation	23,697	47
Flushing Financial Corporation	27,129	353,491
Fox Chase Bancorp, Inc.	400	5,088
Freddie Mac	94,749	27,003
Home Federal Bancorp, Inc.	10	98
Hudson City Bancorp, Inc.	702	4,956
Impac Mortgage Holdings, Inc.	148	334
MGIC Investment Corporation	1,235,252	4,273,972
NASB Financial, Inc.	4,380	78,840
Northwest Bancshares, Inc.	13,005	160,222
OceanFirst Financial Corporation	57	831
PMI Group, Inc. (The)	7	—
Provident Financial Services, Inc.	204,848	3,011,266
Provident New York Bancorp	200	1,688
Radian Group, Inc.	1,795,662	5,602,465
Roma Financial Corporation	100	944
Territorial Bancorp, Inc.	55	1,195
Tree.com, Inc.	186	1,488
Triad Guaranty, Inc.	9,250	879
TrustCo Bank Corporation	54	295
ViewPoint Financial Group, Inc.	10,878	173,069
Westfield Financial, Inc.	295	2,204
		21,621,683
Health Care — 7.9%
Biotechnology — 3.0%
Aastrom Biosciences, Inc.	420,208	1,075,732
Accentia Biopharmaceuticals, Inc.	1,600	448
Achillion Pharmaceuticals, Inc.	198,275	1,318,529
ADVENTRX Pharmaceuticals, Inc.	631,805	371,501
AEterna Zentaris, Inc.	154,950	97,618
Affymax, Inc.	36,574	479,485
Alkermes plc	17,909	309,826
Alnylam Pharmaceuticals, Inc.	66,887	761,843
Amicus Therapeutics, Inc.	7	34
ARCA biopharma, Inc.	5,719	4,003
Arena Pharmaceuticals, Inc.	122,195	298,156
Ariad Pharmaceuticals, Inc.	3,552	57,898
Arrowhead Research Corporation	17,299	97,739
AspenBio Pharma, Inc.	226	149
BioCryst Pharmaceuticals, Inc.	878	3,178
BioMimetic Therapeutics, Inc.	673	1,797
BioSante Pharmaceuticals, Inc.	835,965	459,781
BioSpecifics Technologies Corporation	184	2,714
BioTime, Inc.	299,269	1,134,229
Cardium Therapeutics, Inc.	70,963	16,187
Cell Therapeutics, Inc.	1,694,163	1,880,521

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 66.4% (Continued)	Shares	Value
Health Care — 7.9% (Continued)
Biotechnology — 3.0% (Continued)
CEL-SCI Corporation	569,952	$293,468
Celsion Corporation	158,837	317,674
Cepheid	25	960
China Biologic Products, Inc.	60,100	556,526
Cleveland BioLabs, Inc.	326,443	633,299
Clovis Oncology, Inc.	8,422	151,006
Cubist Pharmaceuticals, Inc.	22,117	935,107
Cyclacel Pharmaceuticals, Inc.	94,507	54,814
Cytori Therapeutics, Inc.	717,667	1,700,871
CytRx Corporation	14,079	4,576
DARA BioSciences, Inc.	70,543	62,078
EntreMed, Inc.	54	106
Enzon Pharmaceuticals, Inc.	348,742	2,172,663
EpiCept Corporation	103,115	20,623
Exact Sciences Corporation	199,182	2,145,190
Exelixis, Inc.	87	418
Galena Biopharma, Inc.	318,833	385,788
Genomic Health, Inc.	12,166	348,678
Geron Corporation	247	415
Hemispherx Biopharma, Inc.	184,798	57,287
Horizon Pharma, Inc.	25,769	108,230
iBio, Inc.	93,893	139,901
Idenix Pharmaceuticals, Inc.	35,372	310,212
ImmunoGen, Inc.	93,745	1,195,249
Immunomedics, Inc.	311,680	1,118,931
Incyte Corporation	32,340	733,471
Infinity Pharmaceuticals, Inc.	9	121
Inovio Pharmaceuticals, Inc.	5,426	2,876
Insmed, Inc.	1,268	3,665
InterMune, Inc.	122,478	1,278,670
Introgen Therapeutics, Inc.	45,612	160
Ironwood Pharmaceuticals, Inc.	42,941	567,251
IsoRay, Inc.	700	364
Keryx Biopharmaceuticals, Inc.	6,113	9,659
MannKind Corporation	1,809,289	4,070,900
Marina Biotech, Inc.	243,744	138,934
MediciNova, Inc.	63,446	190,338
Medivation, Inc.	2,841	229,780
Metabolix, Inc.	296,799	804,325
Myrexis, Inc.	939	2,836
Nanosphere, Inc.	117	207
NanoViricides, Inc.	100	58
NeoStem, Inc.	605,878	218,116
Neuralstem, Inc.	231,993	229,673
NeurogesX, Inc.	133,341	57,337
Novavax, Inc.	37,295	50,721
Nymox Pharmaceutical Corporation	92,599	754,682
OncoGenex Pharmaceuticals, Inc.	254	3,302
Oncolytics Biotech, Inc.	13,307	48,038

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 66.4% (Continued)	Shares	Value
Health Care — 7.9% (Continued)
Biotechnology — 3.0% (Continued)
Oncothyreon, Inc.	725,763	$3,113,523
Opexa Therapeutics, Inc.	138,922	86,132
OPKO Health, Inc.	2,200	10,450
Osiris Therapeutics, Inc.	105,939	562,536
OXiGENE, Inc.	224,187	253,331
Oxygen Biotherapeutics, Inc.	2,819	5,018
PDL BioPharma, Inc.	100,217	630,365
PharmAthene, Inc.	923,938	1,496,780
Pluristem Therapeutics, Inc.	7,587	18,512
Poniard Pharmaceuticals, Inc.	32	28
PROLOR Biotech, Inc.	80,609	460,277
Raptor Pharmaceutical Corporation	595,227	3,488,030
Rexahn Pharmaceuticals, Inc.	55,336	24,237
Rigel Pharmaceuticals, Inc.	181	1,399
Rosetta Genomics Ltd.	1,100	187
Sangamo Biosciences, Inc.	108,252	503,372
Savient Pharmaceuticals, Inc.	1,450,883	3,438,593
Seattle Genetics, Inc.	133,613	2,641,529
Spectrum Pharmaceuticals, Inc.	80,353	854,152
StemCells, Inc.	65	61
Sunesis Pharmaceuticals, Inc.	246,389	677,570
Synthetic Biologics, Inc.	34,778	61,557
Tengion, Inc.	9,849	4,566
Theravance, Inc.	36,084	780,858
Threshold Pharmaceuticals, Inc.	21,850	159,068
ZIOPHARM Oncology, Inc.	320,978	1,527,855
		51,280,908
Health Care Equipment & Supplies — 2.4%
Abiomed, Inc.	84,354	2,052,333
Accuray, Inc.	1,077	8,293
Analogic Corporation	27	1,842
AngioDynamics, Inc.	2,958	36,620
AtriCure, Inc.	685	5,617
Bacterin International Holdings, Inc.	50,359	103,236
BIOLASE Technology, Inc.	349,181	907,871
BSD Medical Corporation	1,054,794	2,077,944
Cerus Corporation	415,518	1,637,141
Conceptus, Inc.	14,826	278,284
CONMED Corporation	181	5,175
CryoLife, Inc.	1,375	7,274
CryoPort, Inc.	100	45
D. Medical Industries Ltd.	2,300	822
Delcath Systems, Inc.	601,771	1,690,977
Derma Sciences, Inc.	1,048	10,166
DexCom, Inc.	6,557	64,193
Dynatronics Corporation	100	72
DynaVox, Inc.	781	1,921
Endologix, Inc.	35,294	528,704

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 66.4% (Continued)	Shares	Value
Health Care — 7.9% (Continued)
Health Care Equipment & Supplies — 2.4% (Continued)
Exactech, Inc.	109	$1,690
Hansen Medical, Inc.	636,734	2,012,079
HeartWare International, Inc.	52,217	4,070,837
ICU Medical, Inc.	45,485	2,387,508
Insulet Corporation	200,070	3,573,250
InVivo Therapeutics Holdings Corporation	8,471	20,076
IRIS International, Inc.	89	1,164
Kensey Nash Corporation	21,849	621,167
MAKO Surgical Corporation	17,587	726,519
Medical Action Industries, Inc.	704	3,886
MELA Sciences, Inc.	571,247	2,559,187
Meridian Bioscience, Inc.	123,018	2,528,020
Navidea Biopharmaceuticals, Inc.	938,304	2,927,508
Neogen Corporation	13,370	521,296
NxStage Medical, Inc.	113,106	1,922,802
Quidel Corporation	115,429	1,906,887
Rockwell Medical Technologies, Inc.	164,628	1,522,809
RTI Biologics, Inc.	99,319	347,616
Stereotaxis, Inc.	185,020	75,710
STERIS Corporation	1,614	50,696
Synergetics USA, Inc.	1,400	9,128
TranS1, Inc.	3,200	11,360
Unilife Corporation	580,840	2,485,995
Uroplasty, Inc.	2,509	7,627
Winner Medical Group, Inc.	9,246	35,135
World Heart Corporation	1,600	452
Wright Medical Group, Inc.	80,941	1,507,931
ZELTIQ Aesthetics, Inc.	303	1,885
		41,258,750
Health Care Providers & Services — 1.0%
Accretive Health, Inc.	66,923	673,245
Air Methods Corporation	25,352	2,132,357
AMERIGROUP Corporation	33,603	2,075,321
AMN Healthcare Services, Inc.	5,926	39,763
Bio-Reference Laboratories, Inc.	76,054	1,621,471
BioScrip, Inc.	84,322	624,826
CardioNet, Inc.	696	1,963
Chemed Corporation	7,028	424,070
China Cord Blood Corporation	4,152	12,124
ExamWorks Group, Inc.	146,432	1,704,469
Gentiva Health Services, Inc.	178,260	1,475,993
Health Net, Inc.	36,794	1,310,234
Healthways, Inc.	27,455	183,125
IPC The Hospitalist Company, Inc.	33,552	1,288,732
Kindred Healthcare, Inc.	144	1,388
National Research Corporation	99	4,786
Patterson Companies, Inc.	800	27,272
PDI, Inc.	62	503

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 66.4% (Continued)	Shares	Value
Health Care — 7.9% (Continued)
Health Care Providers & Services — 1.0% (Continued)
PSS World Medical, Inc.	128,954	$3,085,869
Sun Healthcare Group, Inc.	44,322	320,448
Sunrise Senior Living, Inc.	211,735	1,329,696
Vanguard Health Systems, Inc.	700	6,216
Wizzard Software Corporation	4,268	10,371
		18,354,242
Health Care Technology — 0.1%
athenahealth, Inc.	12,721	921,637
Authentidate Holding Corporation	1,654	1,257
HealthStream, Inc.	12,425	284,781
iCad, Inc.	400	184
Merge Healthcare, Inc.	761	3,272
Quality Systems, Inc.	400	14,960
		1,226,091
Life Sciences Tools & Services — 0.2%
Accelr8 Technology Corporation	511	1,410
Affymetrix, Inc.	147,187	650,567
Albany Molecular Research, Inc.	497	1,585
Apricus Biosciences, Inc.	300,044	816,120
Bioanalytical Systems, Inc.	2,400	3,168
BioDelivery Sciences International, Inc.	11,400	43,320
Complete Genomics, Inc.	3,500	9,450
Compugen Ltd.	973	5,137
eResearchTechnology, Inc.	857	6,770
Fluidigm Corporation	21,204	330,995
Genetic Technologies Ltd.	29,932	86,204
PURE Bioscience, Inc.	279,240	80,980
QIAGEN N.V.	21,567	360,816
Sequenom, Inc.	305,428	1,563,791
Techne Corporation	4,379	293,130
		4,253,443
Pharmaceuticals — 1.2%
Acura Pharmaceuticals, Inc.	134,506	434,454
Akorn, Inc.	1,103	13,379
Alexza Pharmaceuticals, Inc.	15,700	9,734
Alimera Sciences, Inc.	212	655
Ampio Pharmaceuticals, Inc.	117,384	362,717
Aoxing Pharmaceutical Company, Inc.	10,556	4,011
AVANIR Pharmaceuticals, Inc. - Class A	1,869,395	5,701,655
Biodel, Inc.	352,139	253,540
Biostar Pharmaceuticals, Inc.	462	772
Cadence Pharmaceuticals, Inc.	749,001	2,763,814
Cumberland Pharmaceuticals, Inc.	3,988	29,192
Echo Therapeutics, Inc.	2,485	5,020
Emisphere Technologies, Inc.	8,547	2,137
Hi-Tech Pharmacal Company, Inc.	21,739	708,474
Impax Laboratories, Inc.	720	17,734
IntelliPharmaCeutics International, Inc.	15,839	44,983

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 66.4% (Continued)	Shares	Value
Health Care — 7.9% (Continued)
Pharmaceuticals — 1.2% (Continued)
K-V Pharmaceutical Company - Class A	450,305	$517,851
Lannett Company, Inc.	127,416	502,019
MAP Pharmaceuticals, Inc.	29,867	382,895
Nektar Therapeutics	430,894	3,283,412
Obagi Medical Products, Inc.	381	4,999
Oculus Innovative Sciences, Inc.	85,412	87,974
Optimer Pharmaceuticals, Inc.	192,259	2,845,433
Pacira Pharmaceuticals, Inc.	15,148	169,809
Pain Therapeutics, Inc.	4,422	17,909
Repros Therapeutics, Inc.	120,378	507,995
Sagent Pharmaceuticals, Inc.	23,864	429,313
Skystar Bio-Pharmaceutical Company Ltd.	3,733	8,959
Somaxon Pharmaceuticals, Inc.	859,632	300,871
Transcept Pharmaceuticals, Inc.	8,728	78,465
Ventrus BioSciences, Inc.	16,550	150,770
ViroPharma, Inc.	558	12,137
VIVUS, Inc.	46,313	1,121,701
XenoPort, Inc.	3,214	14,688
		20,789,471
Industrials — 7.9%
Aerospace & Defense — 0.5%
AeroVironment, Inc.	38,357	932,842
Arotech Corporation	1,900	2,261
Ascent Solar Technologies, Inc.	468,553	305,028
Ducommun, Inc.	393	4,637
GenCorp, Inc.	190,801	1,310,803
KEYW Holding Corporation (The)	105,791	994,435
Kratos Defense & Security Solutions, Inc.	233,589	1,296,419
MOOG, Inc. - Class A	7,298	308,487
National Presto Industries, Inc.	30,152	2,222,806
Orbital Sciences Corporation	86,224	1,082,973
Taser International, Inc.	113,808	523,517
		8,984,208
Air Freight & Logistics — 0.3%
Atlas Air Worldwide Holdings, Inc.	27,936	1,286,453
Echo Global Logistics, Inc.	145,733	2,481,833
Pacer International, Inc.	291,477	1,751,777
		5,520,063
Airlines — 0.5%
Allegiant Travel Company	51,755	3,041,124
AMR Corporation	788,907	456,777
JetBlue Airways Corporation	198,659	943,630
LAN Airlines, S.A. - ADR	21,177	596,980
Pinnacle Airlines Corporation	7,109	3,228
Republic Airways Holdings, Inc.	523,338	2,663,790
Southwest Airlines Company	20	166
Spirit Airlines, Inc.	14,903	357,970
		8,063,665

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 66.4% (Continued)	Shares	Value
Industrials — 7.9% (Continued)
Building Products — 0.5%
AAON, Inc.	122,455	$2,498,082
Builders FirstSource, Inc.	119,069	496,518
Griffon Corporation	117,607	1,165,485
Insteel Industries, Inc.	87,473	994,568
Masco Corporation	1,650	21,747
Simpson Manufacturing Company, Inc.	16,369	507,930
Trex Company, Inc.	76,649	2,452,768
U.S. Home Systems, Inc.	813	7,130
Universal Forest Products, Inc.	15,985	597,839
USG Corporation	24,743	446,611
		9,188,678
Commercial Services & Supplies — 1.2%
A.T. Cross Company - Class A	404	4,638
Asta Funding, Inc.	800	6,784
Avery Dennison Corporation	11,514	368,218
Cenveo, Inc.	147,319	421,332
Consolidated Graphics, Inc.	12,024	480,840
Deluxe Corporation	95,373	2,270,831
EnergySolutions, Inc.	1,233	5,191
EnerNOC, Inc.	43,577	261,898
Ennis, Inc.	46,858	738,482
Heritage-Crystal Clean, Inc.	400	8,460
HNI Corporation	46,020	1,110,002
Industrial Services of America, Inc.	22,413	115,875
InnerWorkings, Inc.	259,256	2,984,037
Intersections, Inc.	795	9,564
Kimball International, Inc. - Class B	324	2,213
Knoll, Inc.	46,303	684,821
Mobile Mini, Inc.	196,948	3,714,439
Pitney Bowes, Inc.	2,300	39,399
Portfolio Recovery Associates, Inc.	36,763	2,530,030
Quad/Graphics, Inc. - Class A	189,767	2,550,468
R.R. Donnelley & Sons Company	16,500	206,415
RINO International Corporation	81,543	4,077
Standard Parking Corporation	384	7,319
Swisher Hygiene, Inc.	328,786	739,769
SYKES Enterprises, Inc.	113	1,791
United Stationers, Inc.	29,020	823,007
		20,089,900
Construction & Engineering — 0.6%
Aegion Corporation	96,290	1,757,293
EMCOR Group, Inc.	35,104	1,029,249
Granite Construction, Inc.	35,451	986,956
India Globalization Capital, Inc.	25,980	8,573
Layne Christensen Company	29,558	607,417
MasTec, Inc.	149,578	2,601,161
Orion Marine Group, Inc.	621	4,297
Shaw Group, Inc. (The)	93,754	2,837,934

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 66.4% (Continued)	Shares	Value
Industrials — 7.9% (Continued)
Construction & Engineering — 0.6% (Continued)
Sterling Construction Company, Inc.	5	$49
		9,832,929
Electrical Equipment — 1.2%
Active Power, Inc.	4,861	4,302
Acuity Brands, Inc.	73,545	4,086,896
Advanced Battery Technologies, Inc.	592,639	212,757
Altair Nanotechnologies, Inc.	373,176	302,273
American Superconductor Corporation	947,812	3,914,464
AMETEK, Inc.	1,145	57,628
Beacon Power Corporation	57,124	685
Broadwind Energy, Inc.	5,131	1,745
Capstone Turbine Corporation	1,069,140	1,165,363
China BAK Battery, Inc.	415,965	320,293
China Electric Motor, Inc.	1,771	193
China Technology Development Group Corporation	2,500	2,000
Digital Power Corporation	1,677	2,348
ECOtality, Inc.	1,163	765
Encore Wire Corporation	85,800	2,187,042
Fushi Copperweld, Inc.	447,478	3,051,800
General Cable Corporation	168	4,946
Global Power Equipment Group, Inc.	10,053	251,425
GrafTech International Ltd.	62,000	727,880
Hoku Corporation	183,042	71,386
Hydrogenics Corporation	3,215	19,161
II-VI, Inc.	5,142	104,948
Lihua International, Inc.	254,547	1,445,827
Medis Technologies Ltd.	22,419	81
New Energy Systems Group	1,300	650
Ocean Power Technologies, Inc.	134,672	367,655
Plug Power, Inc.	241,879	319,280
Polypore International, Inc.	33,050	1,234,417
Powell Industries, Inc.	3,000	97,830
PowerSecure International, Inc.	1,394	7,235
Satcon Technology Corporation	1,043,676	438,344
Ultralife Corporation	5,704	28,691
Valence Technology, Inc.	684,756	499,872
Westinghouse Solar, Inc.	31,644	17,689
ZBB Energy Corporation	2,467	1,357
		20,949,228
Industrial Conglomerates — 0.1%
Raven Industries, Inc.	11,438	688,682

Machinery — 1.8%
Actuant Corporation - Class A	34,948	953,032
Art's-Way Manufacturing Company, Inc.	3,005	20,554
Briggs & Stratton Corporation	267,139	4,835,216
China Valves Technology, Inc.	253,369	499,137
CLARCOR, Inc.	44,682	2,145,630

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 66.4% (Continued)	Shares	Value
Industrials — 7.9% (Continued)
Machinery — 1.8% (Continued)
Cleantech Solutions International, Inc.	260	$1,391
Colfax Corporation	67,415	2,284,694
Douglas Dynamics, Inc.	56,391	796,805
Energy Recovery, Inc.	273,355	574,046
EnPro Industries, Inc.	32,056	1,327,439
ESCO Technologies, Inc.	2,281	78,466
Federal Signal Corporation	201	1,037
FreightCar America, Inc.	12,439	268,682
Gorman-Rupp Company (The)	87	2,506
Harsco Corporation	900	20,070
IDEX Corporation	26	1,126
ITT Corporation	124,105	2,787,398
Lindsay Corporation	3,979	265,757
Lydall, Inc.	1,195	12,607
Miller Industries, Inc.	8,808	144,451
Mueller Industries, Inc.	17,323	791,834
PMFG, Inc.	62,337	842,173
Sun Hydraulics Corporation	10,670	267,070
Tecumseh Products Company - Class A	585	2,235
Terex Corporation	193,234	4,374,818
Titan International, Inc.	155,828	4,501,871
Twin Disc, Inc.	162,836	3,570,994
Wabash National Corporation	26,568	222,374
		31,593,413
Marine — 0.3%
Alexander & Baldwin, Inc.	5,966	305,220
Baltic Trading Ltd.	24,524	114,037
Diana Containerships, Inc.	10	62
Eagle Bulk Shipping, Inc.	205,889	337,658
Excel Maritime Carriers Ltd.	763,147	1,427,085
Genco Shipping & Trading Ltd.	548,902	2,936,626
International Shipholding Corporation	407	8,612
Safe Bulkers, Inc.	400	2,740
		5,132,040
Professional Services — 0.3%
Advisory Board Company (The)	4,511	411,223
CBIZ, Inc.	290,223	1,761,654
Dolan Company (The)	38,160	305,661
FTI Consulting, Inc.	310	11,265
Hill International, Inc.	710	2,528
Innovaro, Inc.	8,192	8,110
Insperity, Inc.	300	8,181
Kelly Services, Inc. - Class A	4,431	61,990
Lightbridge Corporation	109,852	276,827
Manpower, Inc.	300	12,780
Nielsen Holdings N.V.	100	2,922
Odyssey Marine Exploration, Inc.	887,141	2,696,909
Pendrell Corporation	4,316	5,826

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 66.4% (Continued)	Shares	Value
Industrials — 7.9% (Continued)
Professional Services — 0.3% (Continued)
Spherix, Inc.	2,301	$2,071
Thomas Group, Inc.	900	68
Volt Information Sciences, Inc.	100	710
VSE Corporation	256	5,632
		5,574,357
Road & Rail — 0.2%
Avis Budget Group, Inc.	100	1,316
Dollar Thrifty Automotive Group, Inc.	11,649	941,938
Knight Transportation, Inc.	26,605	436,854
RailAmerica, Inc.	1,071	24,826
Student Transportation, Inc.	32,327	219,824
YRC Worldwide, Inc.	153,169	1,115,070
Zipcar, Inc.	106,921	1,288,398
		4,028,226
Trading Companies & Distributors — 0.4%
Ampal-American Israel Corporation - Class A	2,031	427
Beacon Roofing Supply, Inc.	115,305	3,077,490
BlueLinx Holdings, Inc.	155	426
China Armco Metals, Inc.	140,785	99,465
Houston Wire & Cable Company	132,514	1,628,597
Lawson Products, Inc.	400	5,824
Rush Enterprises, Inc. - Class A	100	1,808
Titan Machinery, Inc.	11,104	395,636
WESCO International, Inc.	12,929	858,356
		6,068,029
Transportation Infrastructure — 0.0% (a)
Macquarie Infrastructure Company, LLC	2,579	89,079

Information Technology — 12.0%
Communications Equipment — 1.5%
Acme Packet, Inc.	10,149	284,882
Anaren, Inc.	15,264	275,363
Aruba Networks, Inc.	194	4,097
AudioCodes Ltd.	2,600	6,110
Bel Fuse, Inc. - Class B	300	5,337
CalAmp Corporation	191	1,142
CIENA Corporation	20,609	305,425
Cogo Group, Inc.	2,321	5,710
Comtech Telecommunications Corporation	53,577	1,656,601
Digi International, Inc.	188,657	1,750,737
EMCORE Corporation	4,182	18,903
Extreme Networks, Inc.	838,994	3,213,347
Finisar Corporation	242,442	4,005,142
Globecomm Systems, Inc.	686	9,727
Infinera Corporation	248,034	1,775,923
InterDigital, Inc.	72,795	2,017,877
JDS Uniphase Corporation	3,312	40,241
KVH Industries, Inc.	25,879	258,272

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 66.4% (Continued)	Shares	Value
Information Technology — 12.0% (Continued)
Communications Equipment — 1.5% (Continued)
Loral Space & Communications, Inc.	12	$745
Meru Networks, Inc.	119,391	339,070
Network Equipment Technologies, Inc.	246	241
Oclaro, Inc.	315,087	904,300
Polycom, Inc.	200	2,654
Procera Networks, Inc.	12,148	252,193
Qiao Xing Mobile Communication Company Ltd.	1,984	1,329
RIT Technologies Ltd.	10,410	35,186
Riverbed Technology, Inc.	800	15,784
Sycamore Networks, Inc.	1,297	20,220
Telestone Technologies Corporation	480,324	1,517,824
Telular Corporation	300	2,706
Ubiquiti Networks, Inc.	119,895	3,958,933
ViaSat, Inc.	49,090	2,371,047
Zoom Technologies, Inc.	153,117	197,521
ZST Digital Networks, Inc.	194,797	204,537
		25,459,126
Computers & Peripherals — 0.9%
Hauppauge Digital, Inc.	69,638	102,368
iGo, Inc.	12,921	9,432
Imation Corporation	39,572	229,518
Immersion Corporation	311	1,695
Intermec, Inc.	94	500
Intevac, Inc.	10,667	85,976
Lexmark International, Inc. - Class A	236	7,104
Logitech International S.A.	68,659	696,889
OCZ Technology Group, Inc.	725,022	4,277,630
Rimage Corporation	1,651	15,007
Silicon Graphics International Corporation	348,245	3,287,433
STEC, Inc.	44,799	371,384
Stratasys, Inc.	17,639	903,293
Super Micro Computer, Inc.	20,671	364,843
Synaptics, Inc.	128,338	3,941,260
USA Technologies, Inc.	391,800	662,142
		14,956,474
Electronic Equipment, Instruments & Components — 1.0%
Anixter International, Inc.	38	2,606
Badger Meter, Inc.	14,859	548,891
Clearfield, Inc.	100	425
Cognex Corporation	3,100	124,775
Digital Ally, Inc.	4,700	3,525
Dolby Laboratories, Inc. - Class A	409	16,045
DTS, Inc.	88,736	2,768,563
Echelon Corporation	261,779	1,141,356
Electro Rent Corporation	6	93
GSI Group, Inc.	27,550	332,528
Hollysys Automation Technologies Ltd.	516,797	5,131,794
IPG Photonics Corporation	8	387

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 66.4% (Continued)	Shares	Value
Information Technology — 12.0% (Continued)
Electronic Equipment, Instruments & Components — 1.0% (Continued)
Key Tronic Corporation	134	$1,548
Maxwell Technologies, Inc.	173,133	1,646,495
Measurement Specialties, Inc.	37,318	1,333,372
Mesa Laboratories, Inc.	131	6,503
Methode Electronics, Inc.	49	414
Microvision, Inc.	144,152	268,123
Pulse Electronics Corporation	209,393	429,256
RealD, Inc.	119,423	1,442,630
Research Frontiers, Inc.	70,199	231,657
Richardson Electronics Ltd.	1,137	14,338
SinoHub, Inc.	43,908	27,904
SMTC Corporation	1,548	6,022
Superconductor Technologies, Inc.	172,881	121,017
SYNNEX Corporation	19,060	725,995
Uni-Pixel, Inc.	2,004	10,842
Universal Display Corporation	29,525	1,327,739
Vishay Intertechnology, Inc.	1,900	21,318
Vishay Precision Group, Inc.	828	11,989
		17,698,150
Internet Software & Services — 3.0%
Active Network, Inc. (The)	553	9,290
Ancestry.com, Inc.	73,413	1,960,127
Angie's List, Inc.	311,852	4,350,335
Autobytel, Inc.	1,600	1,472
Bankrate, Inc.	39,947	935,559
BroadVision, Inc.	33,469	806,603
Carbonite, Inc.	34,719	277,405
Constant Contact, Inc.	92,354	2,232,196
Cornerstone OnDemand, Inc.	200	4,156
CoStar Group, Inc.	20,641	1,504,523
DealerTrack Holdings, Inc.	7,588	226,350
Demand Media, Inc.	74,635	620,217
Dice Holdings, Inc.	77,766	838,318
Envestnet, Inc.	783	9,795
FriendFinder Networks, Inc.	700	763
IAC/InterActiveCorporation	490	23,594
j2 Global, Inc.	96,445	2,491,174
KIT digital, Inc.	501,857	3,402,590
Liquidity Services, Inc.	13,648	727,848
Local.com Corporation	252,036	630,090
LogMeIn, Inc.	35,263	1,269,821
LoopNet, Inc.	114,054	2,186,415
Marchex, Inc. - Class B	121,685	423,464
Monster Worldwide, Inc.	345,475	2,981,449
OpenTable, Inc.	150,295	6,722,695
Openwave Systems, Inc.	2,427	6,262
Perficient, Inc.	27,847	334,442
Phoenix New Media Ltd. - ADR	123	775

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 66.4% (Continued)	Shares	Value
Information Technology — 12.0% (Continued)
Internet Software & Services — 3.0% (Continued)
Points International Ltd.	600	$7,770
Qihoo 360 Technology Company Ltd. - ADR	34,554	846,573
Quepasa Corporation	748,301	2,843,544
QuinStreet, Inc.	111,069	1,167,335
Rediff.com India Ltd. - ADR	80,503	503,144
Remark Media, Inc.	1,367	6,111
Renren, Inc.	138,889	847,223
Sify Technologies Ltd. - ADR	120,999	364,207
SPS Commerce, Inc.	10,496	291,999
Stamps.com, Inc.	23,573	684,324
Support.com, Inc.	302	1,096
TechTarget, Inc.	562	4,181
Travelzoo, Inc.	61,291	1,591,114
United Online, Inc.	57,727	273,626
Vistaprint N.V.	86,890	3,240,128
Web.com Group, Inc.	16,656	215,695
WebMD Health Corporation	300	6,825
Yelp, Inc.	121,800	2,784,348
Zillow, Inc.	20,557	716,823
		51,373,794
IT Services — 0.7%
CACI International, Inc.	14,852	907,903
Cass Information Systems, Inc.	701	28,706
China Information Technology, Inc.	5	6
CIBER, Inc.	315,566	1,312,755
Computer Task Group, Inc.	23,705	341,826
CoreLogic, Inc.	300	5,010
DJSP Enterprises, Inc.	15,586	1,901
Hackett Group, Inc. (The)	670	3,826
Heartland Payment Systems, Inc.	65	1,980
Higher One Holdings, Inc.	308,655	4,867,489
Mantech International Corporation - Class A	48,571	1,526,101
Mattersight Corporation	300	2,838
ModusLink Global Solutions, Inc.	4,159	20,587
NCI, Inc. - Class A	1,006	4,990
ServiceSource International, Inc.	143,917	2,386,144
VeriFone Systems, Inc.	231	11,005
Yucheng Technologies Ltd.	200	610
Zanett, Inc.	12,650	1,012
		11,424,689
Semiconductors & Semiconductor Equipment — 2.1%
Aixtron SE - ADR	27,515	503,800
Amkor Technology, Inc.	149,700	773,949
ATMI, Inc.	252	5,295
AuthenTec, Inc.	118	384
Cabot Microelectronics Corporation	48,750	1,676,025
Camtek Ltd.	9,493	22,498
Canadian Solar, Inc.	305,600	1,054,320

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 66.4% (Continued)	Shares	Value
Information Technology — 12.0% (Continued)
Semiconductors & Semiconductor Equipment — 2.1% (Continued)
Cavium, Inc.	29,051	$850,032
CEVA, Inc.	100	2,209
Cirrus Logic, Inc.	48,789	1,335,843
Cree, Inc.	700	21,630
CSR plc	1	19
CVD Equipment Corporation	20,462	284,831
Cypress Semiconductor Corporation	1,100	17,050
DayStar Technologies, Inc.	8,952	13,876
Diodes, Inc.	105,652	2,354,983
Energy Conversion Devices, Inc.	825,037	42,902
Entropic Communications, Inc.	359,973	1,522,686
Evergreen Solar, Inc.	114,139	5,593
First Solar, Inc.	256,076	4,711,798
FormFactor, Inc.	48	269
Freescale Semiconductor Holdings I Ltd.	11	137
FSI International, Inc.	2,269	11,504
GSI Technology, Inc.	624	2,640
GT Advanced Technologies, Inc.	112,730	733,872
Hittite Microwave Corporation	12,474	667,858
Ikanos Communications, Inc.	1,300	1,040
Integrated Silicon Solution, Inc.	13,438	142,712
International Rectifier Corporation	45,229	987,349
JinkoSolar Holding Company Ltd. - ADR	103,541	567,405
Kopin Corporation	335,514	1,197,785
LDK Solar Company Ltd.	146,738	466,627
Mellanox Technologies Ltd.	901	52,790
MEMC Electronic Materials, Inc.	495,255	1,777,965
Microsemi Corporation	300	6,456
MIPS Technologies, Inc.	262,594	1,717,365
MoSys, Inc.	92,957	334,645
NVE Corporation	16,928	857,911
OmniVision Technologies, Inc.	277,422	5,110,113
Photronics, Inc.	137,439	850,747
PLX Technology, Inc.	281	1,118
QuickLogic Corporation	2,978	8,934
Rambus, Inc.	1,344	6,841
Rubicon Technology, Inc.	312,721	2,955,213
Rudolph Technologies, Inc.	36,649	395,809
Sigma Designs, Inc.	115	634
Silicon Image, Inc.	497	2,982
Silicon Laboratories, Inc.	14,504	514,747
STR Holdings, Inc.	370,164	1,414,026
Suntech Power Holdings Company Ltd. - ADR	203,620	513,122
Tower Semiconductor Ltd.	226,294	219,505
Transwitch Corporation	20,065	45,748
Vitesse Semiconductor Corporation	1,700	4,998
		36,770,590

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 66.4% (Continued)	Shares	Value
Information Technology — 12.0% (Continued)
Software — 2.8%
Accelrys, Inc.	2,792	$22,978
American Software, Inc. - Class A	105,410	872,795
AsiaInfo-Linkage, Inc.	520,720	6,561,072
Astea International, Inc.	100	328
Augme Technologies, Inc.	10,081	22,884
BroadSoft, Inc.	44,555	1,907,400
Callidus Software, Inc.	154,411	1,222,935
China CGame, Inc.	12,695	1,523
China TransInfo Technology Corporation	122,320	556,556
Concur Technologies, Inc.	47,396	2,680,718
Convio, Inc.	61,628	986,048
CyberDefender Corporation	11,408	57
Ebix, Inc.	269,521	5,511,704
Evergreen Energy, Inc.	172,973	5,552
FalconStor Software, Inc.	2,760	9,080
Glu Mobile, Inc.	236,510	1,076,121
Interactive Intelligence Group, Inc.	25,447	754,758
JDA Software Group, Inc.	1,659	47,912
Jive Software, Inc.	9,162	218,147
Magic Software Enterprises Ltd.	185,984	1,197,737
MICROS Systems, Inc.	300	17,049
MIND C.T.I. Ltd.	2,400	4,248
Mitek Systems, Inc.	181,150	1,025,309
Motricity, Inc.	647,032	666,443
NetSuite, Inc.	616	27,338
Rosetta Stone, Inc.	154,716	1,618,329
Sky-Mobi Ltd. - ADR	111,039	330,896
Sourcefire, Inc.	61,637	3,142,871
SRS Labs, Inc.	751	7,157
Synchronoss Technologies, Inc.	76,029	2,379,708
Take-Two Interactive Software, Inc.	280,257	3,951,624
TeleCommunication Systems, Inc.	179	345
TeleNav, Inc.	16,407	111,075
THQ, Inc.	20,000	13,600
TigerLogic Corporation	280	613
TiVo, Inc.	34,087	367,799
Top Image Systems Ltd.	19,170	98,342
Trunkbow International Holdings Ltd.	100	194
Tyler Technologies, Inc.	200	7,990
Ultimate Software Group, Inc. (The)	12,129	935,874
VirnetX Holding Corporation	287,602	7,144,034
Vringo, Inc.	76,084	262,490
Wave Systems Corporation - Class A	1,175,160	1,680,479
Websense, Inc.	66,501	1,379,231
		48,829,343
Materials — 4.1%
Chemicals — 0.9%
ADA-ES, Inc.	80,875	2,173,516

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 66.4% (Continued)	Shares	Value
Materials — 4.1% (Continued)
Chemicals — 0.9% (Continued)
American Vanguard Corporation	4,982	$124,550
Balchem Corporation	8,158	235,766
Cereplast, Inc.	99,634	55,795
China Agritech, Inc.	85,645	72,798
China Gengsheng Minerals, Inc.	65,549	48,506
China Green Agriculture, Inc.	238,826	991,128
Clean Diesel Technologies, Inc.	142,078	475,961
Gulf Resources, Inc.	280,156	610,740
Hawkins, Inc.	43,009	1,493,703
Kronos Worldwide, Inc.	700	16,618
Rentech Nitrogen Partners, L.P.	22,067	650,314
Scotts Miracle-Gro Company (The) - Class A	34,311	1,797,896
Senomyx, Inc.	20,603	45,121
Sensient Technologies Corporation	15,700	583,255
ShengdaTech, Inc.	32,215	3,125
Terra Nitrogen Company, L.P.	1,162	311,416
Yongye International, Inc.	730,650	2,345,386
Zoltek Companies, Inc.	325,350	3,588,611
		15,624,205
Construction Materials — 0.3%
Texas Industries, Inc.	163,047	5,480,010

Containers & Packaging — 0.0% (a)
AEP Industries, Inc.	10	349
Graphic Packaging Holding Company	123	658
Greif, Inc. - Class A	3,925	210,537
		211,544
Metals & Mining — 2.6%
A.M. Castle & Company	128,626	1,722,302
AK Steel Holding Corporation	803,051	5,958,638
Alderon Iron Ore Corporation	100,000	288,508
Allied Nevada Gold Corporation	411	12,038
AMCOL International Corporation	106,672	3,515,909
Anooraq Resources Corporation	204,106	52,251
Augusta Resource Corporation	125	319
Avalon Rare Metals, Inc.	229,881	577,001
CD International Enterprises, Inc.	17,830	5,258
China Gerui Advanced Materials Group Ltd.	11,810	33,659
China Natural Resources, Inc.	4,312	31,779
China Precision Steel, Inc.	299,375	125,767
China Shen Zhou Mining & Resources, Inc.	51,778	64,723
Compass Minerals International, Inc.	3,200	244,864
Crosshair Energy Corporation	271,904	109,713
Eco Oro Minerals Corporation	17,792	41,425
Extorre Gold Mines Ltd.	82,297	349,902
General Moly, Inc.	673,263	2,181,372
General Steel Holdings, Inc.	127,677	141,721
Gold Reserve, Inc.	153	658

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 66.4% (Continued)	Shares	Value
Materials — 4.1% (Continued)
Metals & Mining — 2.6% (Continued)
Gold Resource Corporation	32,386	$878,308
Golden Minerals Company	147,964	1,105,291
Great Northern Iron Ore Properties	5,799	389,171
Hecla Mining Company	64,226	274,887
Horsehead Holding Corporation	197,069	2,213,085
Jaguar Mining, Inc.	237,931	644,793
Kaiser Aluminum Corporation	18,859	991,418
Kimber Resources, Inc.	11,900	11,186
McEwen Mining, Inc.	287,129	1,088,219
Mesabi Trust	6,572	200,380
Midway Gold Corporation	481,062	692,729
Molycorp, Inc.	122,882	3,325,187
North American Palladium Ltd.	191,852	575,556
Olympic Steel, Inc.	101,675	2,148,393
Orezone Gold Corporation	33,145	57,376
Paramount Gold and Silver Corporation	259,092	632,185
Polymet Mining Corporation	238,202	240,584
Pretium Resources, Inc.	150	2,535
Puda Coal, Inc.	61,600	14,722
Qiao Xing Universal Resources, Inc. (b)	20,696	6,571
Quest Rare Minerals Ltd.	21,913	43,700
Rare Element Resources Ltd.	729,636	3,845,182
Revett Minerals, Inc.	662	2,628
RTI International Metals, Inc.	222,803	5,469,814
Seabridge Gold, Inc.	44,681	748,854
Silver Bull Resources, Inc.	106,114	57,280
SinoCoking Coal and Coke Chemical Industries, Inc.	102,390	213,995
Southern Copper Corporation	8,310	273,233
SunCoke Energy, Inc.	24,044	365,950
Tanzanian Royalty Exploration Corporation	379,706	1,697,286
Torex Gold Resources, Inc.	172,414	300,203
Vista Gold Corporation	353,476	1,067,498
		45,036,006
Paper & Forest Products — 0.3%
AbitibiBowater, Inc.	16,600	219,950
Deltic Timber Corporation	4,240	258,979
Louisiana-Pacific Corporation	128,058	1,158,925
Orient Paper, Inc.	143,956	434,747
P.H. Glatfelter Company	112,012	1,745,147
Wausau Paper Corporation	33,745	305,730
		4,123,478
Telecommunication Services — 1.1%
Diversified Telecommunication Services — 1.0%
8x8, Inc.	202,937	838,130
Alaska Communications Systems Group, Inc.	762,857	1,952,914
Boingo Wireless, Inc.	432	4,549
CenturyLink, Inc.	16	617
Cincinnati Bell, Inc.	732,510	2,783,538

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 66.4% (Continued)	Shares	Value
Telecommunication Services — 1.1% (Continued)
Diversified Telecommunication Services — 1.0% (Continued)
Cogent Communications Group, Inc.	10,526	$197,152
Consolidated Communications Holdings, Inc.	221,181	4,279,852
Elephant Talk Communications, Inc.	24,529	49,794
Fairpoint Communications, Inc.	247,376	1,145,351
Frontier Communications Corporation	1,655	6,686
Hawaiian Telcom Holdco, Inc.	378	7,859
inContact, Inc.	1,623	8,845
Iridium Communications, Inc.	376,714	3,311,316
magicJack VocalTec Ltd.	100,802	2,515,010
Neutral Tandem, Inc.	12,755	148,213
Radcom Ltd.	52,681	260,771
Telecom Italia S.p.A.	72	815
		17,511,412
Wireless Telecommunication Services — 0.1%
MetroPCS Communications, Inc.	643	4,694
NII Holdings, Inc.	47,194	660,480
Shenandoah Telecommunications Company	596	6,645
USA Mobility, Inc.	10,968	141,707
		813,526
Utilities — 0.9%
Electric Utilities — 0.2%
Central Vermont Public Service Corporation	51,132	1,802,403
Exelon Corporation	172	6,710
Great Plains Energy, Inc.	45,925	937,788
MGE Energy, Inc.	1,409	64,448
Northeast Utilities	200	7,354
Otter Tail Corporation	19,265	423,059
Portland General Electric Company	4,820	124,501
UIL Holdings Corporation	746	25,640
		3,391,903
Gas Utilities — 0.3%
China Natural Gas, Inc.	228,204	365,127
Ferrellgas Partners, L.P.	84,606	1,258,091
Laclede Group, Inc. (The)	25,364	998,834
Northwest Natural Gas Company	67,083	3,065,693
Piedmont Natural Gas Company, Inc.	21,666	660,380
		6,348,125
Independent Power Producers & Energy Traders — 0.1%
American DG Energy, Inc.	12,029	27,907
Atlantic Power Corporation	41,890	598,189
Dynegy, Inc.	28,835	11,822
Ormat Technologies, Inc.	29,593	585,054
U.S. Geothermal, Inc.	189,017	77,497
		1,300,469
Multi-Utilities — 0.3%
Avista Corporation	12,675	335,127
Black Hills Corporation	27,769	916,655
CH Energy Group, Inc.	50,830	3,335,465

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 66.4% (Continued)	Shares	Value
Utilities — 0.9% (Continued)
Multi-Utilities — 0.3% (Continued)
MDU Resources Group, Inc.	58	$1,330
Wisconsin Energy Corporation	10,955	403,582
		4,992,159
Water Utilities — 0.0% (a)
Artesian Resources Corporation - Class A	300	5,727
Cadiz, Inc.	24,589	207,285
Connecticut Water Service, Inc.	5,826	161,671
Consolidated Water Company Ltd.	710	5,091
Middlesex Water Company	843	15,646
		395,420

Total Common Stocks (Proceeds $1,293,154,777)		$1,144,762,037

PREFERRED STOCKS — 0.0% (a)	Shares	Value
Orchard Supply Hardware Stores Corporation - Series A (Proceeds $1,314)	3,254	$6,183

OTHER INVESTMENTS — 10.1% (a)	Shares	Value
Firsthand Technology Value Fund, Inc.	7,300	$191,771
iPath S&P 500 VIX Mid-Term Futures ETN	113,034	5,129,483
iPath S&P 500 VIX Short-Term Futures ETN	1,836,549	30,394,886
PIMCO Global StocksPLUS & Income Fund	48	1,008
SPDR S&P 500 ETF Trust	526,774	73,627,202
Vanguard S&P 500 ETF	997,598	63,806,368
WisdomTree Earnings 500 Fund	165	8,054
Total Other Investments (Proceeds $191,266,403)		$173,158,772

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
WARRANTS — 0.0% (a)	Shares	Value
American International Group, Inc.	854	$10,974
Magnum Hunter Resources Corporation (b)	15,718	—
Zion Oil & Gas, Inc.	44,348	8,869
Total Warrants (Proceeds $14,295)		$19,843

Total Securities Sold Short — 76.5% (Proceeds $1,484,436,789)		$1,317,946,835

ADR - American Depositary Receipt.

(a)	Percentage rounds to less than 0.1%.

(b)	Securities fair valued under supervision of the Board of Trustees totaled $(1,383,327) at April 30, 2012, representing (0.1%) of net assets (Note 2).

See accompanying notes to financial statements.

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS* April 30, 2012 (Unaudited)
COMMON STOCKS — 99.2%	Shares	Value
Consumer Discretionary — 15.7%
Auto Components — 1.5%
Cooper Tire & Rubber Company	11,795	$176,335
Other Auto Components (a)		573,177
		749,512
Diversified Consumer Services — 0.8%
Other Diversified Consumer Services (a)		402,337

Hotels, Restaurants & Leisure — 3.2%
Carrols Restaurant Group, Inc. (b)	11,620	175,229
Other Hotels, Restaurants & Leisure (a)		1,469,667
		1,644,896
Household Durables — 0.5%
Other Household Durables (a)		277,526

Internet & Catalog Retail — 0.8%
Shutterfly, Inc. (b)	5,971	185,818
Other Internet & Catalog Retail (a)		205,844
		391,662
Leisure Equipment & Products — 1.3%
Arctic Cat, Inc. (b)	4,104	181,561
LeapFrog Enterprises, Inc. (b)	26,987	252,059
Smith & Wesson Holding Corporation (b)	20,925	172,631
Other Leisure Equipment & Products (a)		60,316
		666,567
Media — 2.3%
Knology, Inc. (b)	10,740	208,893
Madison Square Garden Company (The) - Class A (b)	4,889	175,857
Other Media (a)		773,731
		1,158,481
Multiline Retail — 0.1%
Other Multiline Retail (a)		68,966

Specialty Retail — 3.3%
Other Specialty Retail (a)		1,665,926

Textiles, Apparel & Luxury Goods — 1.9%
Movado Group, Inc.	9,893	280,467
Other Textiles, Apparel & Luxury Goods (a)		682,624
		963,091
Consumer Staples — 3.7%
Beverages — 0.3%
Other Beverages (a)		126,183

Food & Staples Retailing — 1.5%
PriceSmart, Inc.	2,110	174,159
Susser Holdings Corporation (b)	6,424	171,457

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)
COMMON STOCKS — 99.2% (Continued)	Shares	Value
Consumer Staples — 3.7% (Continued)
Food & Staples Retailing — 1.5% (Continued)
United Natural Foods, Inc. (b)	3,391	$167,142
Other Food & Staples Retailing (a)		263,173
		775,931
Food Products — 1.3%
Darling International, Inc. (b)	12,591	206,240
Dean Foods Company (b)	18,267	224,319
Other Food Products (a)		241,131
		671,690
Household Products — 0.0% (c)
Other Household Products (a)		5,734

Personal Products — 0.6%
Other Personal Products (a)		299,104

Tobacco — 0.0% (c)
Other Tobacco (a)		14,666

Energy — 8.0%
Energy Equipment & Services — 3.2%
TGC Industries, Inc. (b)	18,862	215,218
Unit Corporation (b)	6,248	263,978
Other Energy Equipment & Services (a)		1,157,311
		1,636,507
Oil, Gas & Consumable Fuels — 4.8%
Delek US Holdings, Inc.	11,017	179,577
GeoResources, Inc. (b)	4,657	175,615
Quicksilver Resources, Inc. (b)	38,760	182,172
Other Oil, Gas & Consumable Fuels (a)		1,898,980
		2,436,344
Financials — 14.0%
Capital Markets — 3.4%
American Capital Ltd. (b)	18,248	181,203
Calamos Asset Management, Inc. - Class A	15,109	195,208
E*TRADE Financial Corporation (b)	17,017	180,891
Other Capital Markets (a)		1,169,567
		1,726,869
Commercial Banks — 2.6%
Popular, Inc. (b)	139,937	249,088
Other Commercial Banks (a)		1,065,159
		1,314,247
Consumer Finance — 0.2%
Other Consumer Finance (a)		138,665

Diversified Financial Services — 0.8%
MarketAxess Holdings, Inc.	8,947	306,971
Other Diversified Financial Services (a)		110,908
		417,879

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)
COMMON STOCKS — 99.2% (Continued)	Shares	Value
Financials — 14.0% (Continued)
Insurance — 4.1%
Delphi Financial Group, Inc. - Class A	6,731	$305,722
Symetra Financial Corporation	15,141	184,115
Other Insurance (a)		1,591,229
		2,081,066
Real Estate Investment Trusts (REIT) — 1.6%
Other Real Estate Investment Trusts (REIT) (a)		807,078

Real Estate Management & Development — 0.1%
Other Real Estate Management & Development (a)		51,922

Thrifts & Mortgage Finance — 1.2%
Washington Federal, Inc.	9,518	166,946
Other Thrifts & Mortgage Finance (a)		437,707
		604,653
Health Care — 14.2%
Biotechnology — 2.6%
Pharmacyclics, Inc. (b)	6,937	191,184
Other Biotechnology (a)		1,138,371
		1,329,555
Health Care Equipment & Supplies — 3.6%
Gen-Probe, Inc. (b)	2,251	183,569
Orthofix International N.V. (b)	5,092	209,892
Other Health Care Equipment & Supplies (a)		1,453,724
		1,847,185
Health Care Providers & Services — 5.1%
Community Health Systems, Inc. (b)	7,260	176,708
Other Health Care Providers & Services (a)		2,426,774
		2,603,482
Health Care Technology — 0.5%
Other Health Care Technology (a)		263,894

Life Sciences Tools & Services — 1.6%
Other Life Sciences Tools & Services (a)		782,417

Pharmaceuticals — 0.8%
Other Pharmaceuticals (a)		391,140

Industrials — 15.7%
Aerospace & Defense — 1.5%
Exelis, Inc.	14,894	171,728
Other Aerospace & Defense (a)		613,404
		785,132
Air Freight & Logistics — 0.5%
UTi Worldwide, Inc.	10,400	173,368
Other Air Freight & Logistics (a)		78,705
		252,073

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)
COMMON STOCKS — 99.2% (Continued)	Shares	Value
Industrials — 15.7% (Continued)
Airlines — 0.9%
Copa Holdings, S.A. - Class A	2,175	$176,850
Other Airlines (a)		261,626
		438,476
Building Products — 0.2%
Other Building Products (a)		126,613

Commercial Services & Supplies — 2.5%
Copart, Inc. (b)	6,378	168,443
Corrections Corporation of America (b)	6,399	184,867
UniFirst Corporation	3,677	223,415
Other Commercial Services & Supplies (a)		692,910
		1,269,635
Construction & Engineering — 1.5%
Other Construction & Engineering (a)		746,752

Electrical Equipment — 1.2%
Other Electrical Equipment (a)		614,461

Industrial Conglomerates — 0.3%
Carlisle Companies, Inc.	3,083	169,750

Machinery — 2.1%
Other Machinery (a)		1,048,242

Professional Services — 1.2%
Other Professional Services (a)		633,623

Road & Rail — 2.2%
Other Road & Rail (a)		1,095,102

Trading Companies & Distributors — 1.6%
TAL International Group, Inc.	4,163	171,973
Other Trading Companies & Distributors (a)		639,849
		811,822
Information Technology — 19.0%
Communications Equipment — 2.4%
Brocade Communications Systems, Inc. (b)	51,678	286,296
EchoStar Corporation - Class A (b)	10,171	295,468
Harmonic, Inc. (b)	36,195	170,840
Other Communications Equipment (a)		495,566
		1,248,170
Computers & Peripherals — 1.9%
NCR Corporation (b)	7,619	179,046
Other Computers & Peripherals (a)		770,605
		949,651

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)
COMMON STOCKS — 99.2% (Continued)	Shares	Value
Information Technology — 19.0% (Continued)
Electronic Equipment, Instruments & Components — 2.6%
Other Electronic Equipment, Instruments & Components (a)		$1,313,165

Internet Software & Services — 2.0%
Other Internet Software & Services (a)		1,007,304

IT Services — 4.1%
DST Systems, Inc.	5,200	291,096
Lender Processing Services, Inc.	9,256	245,747
Other IT Services (a)		1,581,241
		2,118,084
Office Electronics — 0.6%
Zebra Technologies Corporation - Class A (b)	7,691	298,334

Semiconductors & Semiconductor Equipment — 3.1%
Silicon Image, Inc. (b)	27,829	166,974
Veeco Instruments, Inc. (b)	5,651	170,604
Other Semiconductors & Semiconductor Equipment (a)		1,241,888
		1,579,466
Software — 2.3%
Actuate Corporation (b)	23,499	166,843
Other Software (a)		990,382
		1,157,225
Materials — 5.5%
Chemicals — 2.7%
Other Chemicals (a)		1,338,155

Containers & Packaging — 0.7%
Other Containers & Packaging (a)		368,331

Metals & Mining — 1.8%
Carpenter Technology Corporation	5,621	312,865
Other Metals & Mining (a)		598,380
		911,245
Paper & Forest Products — 0.3%
Other Paper & Forest Products (a)		158,580

Telecommunication Services — 1.7%
Diversified Telecommunication Services — 0.9%
Other Diversified Telecommunication Services (a)		437,672

Wireless Telecommunication Services — 0.8%
Other Wireless Telecommunication Services (a)		437,630

Utilities — 1.7%
Electric Utilities — 0.3%
Other Electric Utilities (a)		155,023

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)
COMMON STOCKS — 99.2% (Continued)	Shares	Value
Utilities — 1.7% (Continued)
Gas Utilities — 0.4%
Other Gas Utilities (a)		$207,345

Independent Power Producers & Energy Traders — 0.4%
Other Independent Power Producers & Energy Traders (a)		201,805

Multi-Utilities — 0.4%
Other Multi-Utilities (a)		223,856

Water Utilities — 0.2%
Other Water Utilities (a)		95,750

Total Common Stocks (Cost $47,772,417)		$50,513,647

MONEY MARKET FUNDS — 3.4%	Shares	Value
UMB Money Market Fiduciary, 0.01% (d) (Cost $1,700,459)	1,700,459	$1,700,459

Total Investments at Value — 102.6% (Cost $49,472,876)		$52,214,106

Liabilities in Excess of Other Assets — (2.6%)		(1,308,349)

Net Assets — 100.0%		$50,905,757

*	A complete Schedule of Investments is available without charge upon request by calling toll-free 1-888-534-2001 or on the SEC’s website at http://www.sec.gov.

(a)
Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of April 30, 2012.

(b)	Non-income producing security.

(c)	Percentage rounds to less than 0.1%.

(d)	Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2012.

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND SCHEDULE OF INVESTMENTS* April 30, 2012 (Unaudited)
MONEY MARKET FUNDS — 82.3%	Shares	Value
BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.14% (a)	6,050,000	$6,050,000
Fidelity Institutional Money Market Portfolio - Class I, 0.20% (a)	15,583,687	15,583,687
Goldman Sachs Financial Square Money Market Fund - Institutional Class, 0.18% (a)	5,000,503	5,000,503
PIMCO Money Market Fund - Institutional Class, 0.05% (a)	1,866,000	1,866,000
Vanguard Prime Money Market Fund - Investor Shares, 0.05% (a)	5,000,088	5,000,088
Total Investments at Value — 82.3% (Cost $33,500,278)		$33,500,278

Other Assets in Excess of Liabilities — 17.7%		7,195,441

Net Assets — 100.0%		$40,695,719

*	Consolidated financial statement (Note 1).

(a)	Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2012.

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND SCHEDULE OF FUTURES CONTRACTS* April 30, 2012 (Unaudited)
FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Brent Crude Oil Future	5/16/2012	6	$716,400	$(13,324)
Class III Milk Future	5/30/2012	33	984,720	(4,251)
Class III Milk Future	7/3/2012	12	342,000	627
Cocoa Future	7/16/2012	39	865,410	(2,542)
Coffee Future	7/19/2012	10	673,312	(67)
Copper Future	7/27/2012	1	95,938	4,786
Corn Future	7/13/2012	57	1,807,612	75,547
Cotton No. 2 Future	7/9/2012	3	134,100	1,701
Frozen Concentrate Orange Juice Future	7/11/2012	32	680,880	(13,809)
Gas Oil Future	5/10/2012	1	101,175	1,273
Gold Future	6/27/2012	8	1,332,400	5,720
Heating Oil Future	5/31/2012	1	133,657	2,636
Live Cattle Future	6/29/2012	34	1,553,120	(42,204)
Palladium Future	6/27/2012	13	887,770	19,818
Platinum Future	7/27/2012	15	1,176,825	(48,707)
Soybean Future	7/13/2012	17	1,279,675	58,079
Soybean Meal Future	7/13/2012	8	348,400	28,859
Soybean Oil Future	7/13/2012	13	429,390	(6,371)
Sugar #11 Future	6/29/2012	100	2,365,440	(66,020)
Wheat Future	7/13/2012	12	392,700	16,855
Total Commodity Futures			16,300,924	18,606

CURRENCY FUTURES
Australian Dollar Future	6/18/2012	45	4,665,150	11,133
Mexican Peso Future	6/18/2012	91	3,478,475	(27,021)
Total Currency Futures			8,143,625	(15,888)

Total Futures Contracts			$24,444,549	$2,718

*	Consolidated financial statement (Note 1).

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND SCHEDULE OF FUTURES CONTRACTS SOLD SHORT* April 30, 2012 (Unaudited)
FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Class III Milk Future	5/30/2012	12	$358,080	$17,427
Class III Milk Future	7/3/2012	6	171,000	(737)
Coffee Future	7/19/2012	11	740,644	(6,576)
Copper Future	7/27/2012	6	575,625	(21,714)
Crude Oil Future	5/22/2012	11	1,153,020	(12,766)
Feeder Cattle Future	5/24/2012	10	749,875	12,472
Feeder Cattle Future	8/30/2012	13	999,375	1,239
Frozen Concentrate Orange Juice Future	7/11/2012	1	21,278	327
Heating Oil Future	5/31/2012	2	267,313	(3,440)
Lean Hogs Future	6/14/2012	69	2,379,120	171,000
Live Cattle Future	6/29/2012	27	1,233,360	31,106
Lumber Future	7/13/2012	58	1,792,142	(70,230)
Natural Gas Future	5/29/2012	115	2,636,950	(284,237)
Natural Gas Future	6/27/2012	10	240,400	(23,423)
Rough Rice Future	7/13/2012	35	1,059,100	32,526
Silver Future	7/27/2012	1	155,175	(402)
Soybean Future	7/13/2012	1	75,275	(3,740)
Soybean Meal Future	7/13/2012	8	348,400	(19,981)
Soybean Oil Future	7/13/2012	14	462,420	7,061
Wheat Future	7/13/2012	28	916,300	(28,925)
Total Commodity Futures			16,334,852	(203,013)

CURRENCY FUTURES
British Pound Future	6/18/2012	15	1,521,281	(24,354)
Canadian Dollar Future	6/19/2012	4	404,520	1,310
Euro FX Future	6/18/2012	11	1,820,775	(1,590)
Japanese Yen Future	6/18/2012	14	2,193,100	(46,722)
Switzerland Franc Future	6/18/2012	16	2,205,000	(8,658)
Total Currency Futures			8,144,676	(80,014)

FINANCIAL FUTURES
CBOE Volatility Index (VIX) Future	5/15/2012	101	1,873,550	287,519
CBOE Volatility Index (VIX) Future	6/19/2012	115	2,351,750	140,073
E-Mini S&P 500 Future	6/18/2012	230	16,022,375	(4,012)
Total Financial Futures			20,247,675	423,580

Total Futures Contracts Sold Short			$44,727,203	$140,553

*	Consolidated financial statement (Note 1).

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST STATEMENTS OF ASSETS AND LIABILITIES April 30, 2012 (Unaudited)
	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund*
ASSETS
Investments in securities:
At acquisition cost	$1,583,097,717	$49,472,876	$33,500,278
At value (Note 2)	$1,695,568,064	$52,214,106	$33,500,278
Cash	921,242	—	315,898
Cash denominated in foreign currency	517,374 (a)	—	—
Deposits with brokers for securities sold short (Note 2)	1,348,292,047	—	—
Margin deposits for futures contracts (Notes 2 and 6)	—	—	7,094,928
Dividends and interest receivable	754,648	14,123	3,172
Receivable for investment securities sold	219,285,833	4,512,039	—
Receivable for capital shares sold	955,837	21,311	40,950
Other assets	66,390	18,418	19,027
TOTAL ASSETS	3,266,361,435	56,779,997	40,974,253

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $1,484,436,789)	1,317,946,835	—	—
Variation margin payable (Notes 2 and 6)	—	—	209,676
Payable for investment securities purchased	216,785,678	5,702,860	—
Payable for capital shares redeemed	1,043,471	98,039	—
Dividends payable on securities sold short (Note 2)	414,421	—	—
Payable to Adviser (Note 4)	3,173,214	46,951	52,058
Payable to administrator (Note 4)	155,405	10,820	9,300
Accrued brokerage expense on securities sold short (Note 2)	3,258,270	—	—
Other accrued expenses and liabilities	149,106	15,570	7,500
TOTAL LIABILITIES	1,542,926,400	5,874,240	278,534

NET ASSETS	$1,723,435,035	$50,905,757	$40,695,719

Net assets consist of:
Paid-in capital	$1,702,762,527	$41,898,245	$40,260,755
Accumulated net investment loss	(62,224,517)	(86,260)	(150,273)
Accumulated net realized gains (losses) from security transactions and other financial instruments	(196,071,328)	6,352,542	441,966
Net unrealized appreciation on:
Investments	112,470,347	2,741,230	—
Short positions	166,489,954	—	—
Futures contracts	—	—	143,271
Translation of assets and liabilities in foreign currencies	8,052	—	—
Net assets	$1,723,435,035	$50,905,757	$40,695,719

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	114,281,815	3,752,326	3,825,858

Net asset value, redemption price and offering price per share (b) (Note 2)	$15.08	$13.57	$10.64

*	Consolidated financial statement (Note 1).

(a)	Cost of cash denominated in foreign currency is $521,865.

(b)	Redemption price may differ from the net asset value per share depending upon the length of time the shares are held.

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2012(a) (Unaudited)
	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund*
INVESTMENT INCOME
Dividends	$15,075,621	$351,601	$9,122
Foreign tax withholding	(31,530)	(83)	—
Interest	949	27	—
TOTAL INVESTMENT INCOME	15,045,040	351,545	9,122
EXPENSES
Brokerage expense on securities sold short (Note 2)	49,266,838	—	—
Investment advisory fees (Note 4)	19,264,346	312,718	138,604
Dividend expense on securities sold short (Note 2)	7,249,911	—	—
Administration fees (Note 4)	491,294	30,000	20,000
Accounting services fees (Note 4)	303,657	20,952	10,699
Custodian fees	197,342	24,559	7,702
Transfer agent fees (Note 4)	170,459	19,365	6,000
Professional fees	35,326	19,346	25,527
Registration and filing fees	58,896	15,895	3,210
Postage and supplies	51,316	7,413	1,572
Trustees’ fees and expenses	21,969	21,969	3,750
Borrowing costs (Note 5)	41,073	1,200	—
Pricing fees	36,708	5,094	—
Compliance service fees and expenses (Note 4)	20,360	6,529	2,572
Printing of shareholder reports	16,805	3,672	2,653
Insurance expense	18,019	920	—
Other expenses	28,107	5,835	5,625
TOTAL EXPENSES	77,272,426	495,467	227,914
Investment advisory fee reductions (Note 4)	—	(57,662)	(68,519)
NET EXPENSES	77,272,426	437,805	159,395
NET INVESTMENT LOSS	(62,227,386)	(86,260)	(150,273)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, SECURITIES SOLD SHORT, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gains (losses) from:
Investments	166,606,499	6,912,829	—
Securities sold short	(128,416,364)	—	—
Futures contracts	—	—	441,966
Foreign currency translation	2,869	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	32,901,487	(831,626)	—
Securities sold short	98,219,412	—	—
Futures contracts	—	—	143,271
Foreign currency translation	8,071	—	—
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	169,321,974	6,081,203	585,237
NET INCREASE IN NET ASSETS FROM OPERATIONS	$107,094,588	$5,994,943	$434,964

*	Consolidated financial statement (Note 1).

(a)	Except for TFS Hedged Futures Fund, which represents the period from commencement of operations (December 29, 2011) through April 30, 2012.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended Ended October 31, 2011
FROM OPERATIONS
Net investment loss	$(62,227,386)	$(101,893,867)
Net realized gains (losses) from:
Investments	166,606,499	(57,639,740)
Securities sold short	(128,416,364)	32,458,231
Foreign currency transactions	2,869	(51,262)
Net change in unrealized appreciation (depreciation) on:
Investments	32,901,487	8,870,392
Securities sold short	98,219,412	76,725,277
Foreign currency translation	8,071	(19)
Net increase (decrease) in net assets from operations	107,094,588	(41,530,988)

FROM DISTRIBUTIONS
Distributions from net realized gains from security transactions	(28,690,939)	(107,375,129)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	265,450,592	1,086,344,768
Net asset value of shares issued in reinvestment of distributions to shareholders	21,400,921	89,339,826
Proceeds from redemption fees collected (Note 2)	64,161	170,403
Payments for shares redeemed	(404,149,474)	(406,903,124)
Net increase (decrease) in net assets from capital share transactions	(117,233,800)	768,951,873

TOTAL INCREASE (DECREASE) IN NET ASSETS	(38,830,151)	620,045,756

NET ASSETS
Beginning of period	1,762,265,186	1,142,219,430
End of period	$1,723,435,035	$1,762,265,186

ACCUMULATED NET INVESTMENT LOSS	$(62,224,517)	$—

CAPITAL SHARE ACTIVITY
Shares sold	18,049,571	71,231,581
Shares issued in reinvestment of distributions to shareholders	1,500,766	6,085,819
Shares redeemed	(27,593,822)	(27,272,508)
Net increase (decrease) in shares outstanding	(8,043,485)	50,044,892
Shares outstanding, beginning of period	122,325,300	72,280,408
Shares outstanding, end of period	114,281,815	122,325,300

See accompanying notes to financial statements.

TFS SMALL CAP FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
FROM OPERATIONS
Net investment loss	$(86,260)	$(156,314)
Net realized gains (losses) from:
Investments	6,912,829	(195,385)
Securities sold short	—	3,001
Net change in unrealized appreciation (depreciation) on investments	(831,626)	674,114
Net increase in net assets from operations	5,994,943	325,416

FROM DISTRIBUTIONS
Distributions from net realized gains from security transactions	(120,141)	(2,235,241)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	7,271,370	34,491,562
Net asset value of shares issued in reinvestment of distributions to shareholders	95,370	2,062,420
Proceeds from redemption fees collected (Note 2)	5,936	19,574
Payments for shares redeemed	(13,615,612)	(19,173,870)
Net increase (decrease) in net assets from capital share transactions	(6,242,936)	17,399,686

TOTAL INCREASE (DECREASE) IN NET ASSETS	(368,134)	15,489,861

NET ASSETS
Beginning of period	51,273,891	35,784,030
End of period	$50,905,757	$51,273,891

ACCUMULATED NET INVESTMENT LOSS	$(86,260)	$—

CAPITAL SHARE ACTIVITY
Shares sold	571,982	2,672,521
Shares issued in reinvestment of distributions to shareholders	7,934	164,599
Shares redeemed	(1,075,594)	(1,576,877)
Net increase (decrease) in shares outstanding	(495,678)	1,260,243
Shares outstanding, beginning of period	4,248,004	2,987,761
Shares outstanding, end of period	3,752,326	4,248,004

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND STATEMENT OF CHANGES IN NET ASSETS*
Period Ended April 30, 2012(a) (Unaudited)
FROM OPERATIONS
Net investment loss	$(150,273)
Net realized gains from futures contracts	441,966
Net change in unrealized appreciation (depreciation) on futures contracts	143,271
Net increase in net assets from operations	434,964

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	40,371,402
Proceeds from redemption fees collected (Note 2)	862
Payments for shares redeemed	(111,509)
Net increase in net assets from capital share transactions	40,260,755

TOTAL INCREASE IN NET ASSETS	40,695,719

NET ASSETS
Beginning of period	—
End of period	$40,695,719

ACCUMULATED NET INVESTMENT LOSS	$(150,273)

CAPITAL SHARE ACTIVITY
Shares sold	3,836,286
Shares redeemed	(10,428)
Net increase in shares outstanding	3,825,858
Shares outstanding, beginning of period	—
Shares outstanding, end of period	3,825,858

*	Consolidated financial statement (Note 1).

(a)	Represents the period from commencement of operations (December 29, 2011) through April 30, 2012.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each period:	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011		Year Ended October 31, 2010		Year Ended October 31, 2009		Four Months Ended October 31, 2008(a)		Year Ended June 30, 2008		Year Ended June 30, 2007
Net asset value at beginning of period	$14.41		$15.80		$14.92		$13.25		$15.59		$14.59		$12.44

Income (loss) from investment operations:
Net investment income (loss)	(0.54)		(0.83)		(0.45)		(0.24)		(0.09)		(0.23)		0.01
Net realized and unrealized gains (losses) on investments	1.45		0.93		1.43		2.13		(2.27)		1.56		2.35
Total from investment operations	0.91		0.10		0.98		1.89		(2.36)		1.33		2.36

Less distributions:
Distributions from net investment income	—		—		—		—		—		(0.01)		—
Distributions from net realized gains from security transactions	(0.24)		(1.49)		(0.10)		(0.25)		—		(0.40)		(0.22)
Total distributions	(0.24)		(1.49)		(0.10)		(0.25)		—		(0.41)		(0.22)

Proceeds from redemption fees collected (Note 2)	0.00	(b)	0.00	(b)	0.00	(b)	0.03		0.02		0.08		0.01

Net asset value at end of period	$15.08		$14.41		$15.80		$14.92		$13.25		$15.59		$14.59

Total return (c)	6.42%	(d)	0.43%		6.60%		14.86%		(15.01%	)(d)	9.93%		19.18%

Ratios and supplemental data:
Net assets at end of period (000’s)	$1,723,435		$1,762,265		$1,142,219		$828,409		$378,564		$271,239		$211,386

Ratio of total expenses to average net assets	9.03%	(e)	8.10%	(f)	4.52%	(f)	4.70%		4.60%	(e)	4.05%		3.30%

Ratio of net expenses to average net assets	9.03%	(e)	8.12%		4.55%		4.67%	(g)	4.55%	(e)(g)	3.94%	(g)	3.07%	(g)

Ratio of net expenses to average net assets excluding dividend expense (h)	8.19%	(e)	7.38%		3.81%		3.84%	(g)	3.68%	(e)(g)	2.80%	(g)	2.48%	(g)

Ratio of net expenses to average net assets excluding dividend expense, borrowing costs and brokerage expense on securities sold short (h)	2.42%	(e)	2.47%		2.50%		2.49%	(g)	2.49%	(e)(g)	2.50%	(g)	2.48%	(g)

Ratio of net investment income (loss) to average net assets	(7.28%	)(e)	(6.56%	)	(3.16%	)	(2.32%	)	(2.24%	)(e)	(2.15%	)	0.09%

Portfolio turnover rate	343%	(d)	751%		703%		429%		204%	(d)	536%		492%

(a)	Fund changed fiscal year end to October 31.

(b)	Amount rounds to less than $0.01 per share.

(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Includes previously waived advisory fee reductions and expense reimbursements recouped by the Advisor (Note 4).

(g)	Ratio was determined after advisory fee reductions (Note 4).

(h)
Dividend expense, borrowing costs and brokerage expense on securities sold short totaled 6.61%, 5.65%, 2.05%, 2.18%, 2.06%(g), 1.44% and 0.59% of average net assets for the periods ended April 30, 2012, October 31, 2011, 2010, 2009 and 2008 and June 30, 2008 and 2007, respectively.

See accompanying notes to financial statements.

TFS SMALL CAP FUND FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each period:	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Four Months Ended October 31, 2008(a)		Year Ended June 30, 2008	Year Ended June 30, 2007
Net asset value at beginning of period	$12.07		$11.98	$9.33		$6.80	$9.31		$13.08	$10.39

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.04)	(0.06)		(0.02)	0.01		(0.18)	(0.07)
Net realized and unrealized gains (losses) on investments	1.55		0.87	2.70		2.55	(2.52)		(1.79)	2.76
Total from investment operations	1.53		0.83	2.64		2.53	(2.51)		(1.97)	2.69

Less distributions:
Distributions from net investment income	—		—	—		(0.01)	—		—	—
Distributions from net realized gains from security transactions	(0.03)		(0.74)	—		—	—		(1.80)	(0.00	)(b)
Total distributions	(0.03)		(0.74)	—		(0.01)	—		(1.80)	(0.00)

Proceeds from redemption fees collected (Note 2)	0.00	(b)	0.00 (b)	0.01		0.01	0.00	(b)	0.00 (b)	0.00	(b)

Net asset value at end of period	$13.57		$12.07	$11.98		$9.33	$6.80		$9.31	$13.08

Total return (c)	12.70%	(d)	6.68%	28.40%		37.41%	(26.96%	)(d)	(16.40% )	25.93%

Ratios and supplemental data:
Net assets at end of period (000’s)	$50,906		$51,274	$35,784		$16,623	$3,053		$4,581	$5,638

Ratio of total expenses to average net assets	1.98%	(e)	1.82%	2.31%		5.14%	4.44%	(e)	5.57%	5.14%

Ratio of net expenses to average net assets (f)	1.75%	(e)	1.69%	1.78%		1.88%	0.88%	(e)	2.72%	2.03%

Ratio of net expenses to average net assets excluding borrowing costs (f)	1.75%	(e)	1.68%	1.78%		1.87%	0.87%	(e)	2.68%	2.03%

Ratio of net investment income (loss) to average net assets	(0.35%	)(e)	(0.31% )	(0.70%	)	(0.63% )	0.28%	(e)	(1.76% )	(0.69%	)

Portfolio turnover rate	280%	(d)	525%	657%		320%	123%	(d)	269%	419%

(a)	Fund changed fiscal year end to October 31.

(b)	Amount rounds to less than $0.01 per share.

(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND FINANCIAL HIGHLIGHTS*
Per share data for a share outstanding throughout the period:	Period Ended April 30, 2012(a) (Unaudited)
Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.04)
Net realized and unrealized gains on investments	0.68
Total from investment operations	0.64

Proceeds from redemption fees collected (Note 2)	0.00	(b)

Net asset value at end of period	$10.64

Total return (c)	6.40%	(d)

Ratios and supplemental data:
Net assets at end of period (000’s)	$40,696

Ratio of total expenses to average net assets	3.29%	(e)

Ratio of net expenses to average net assets (f)	2.30%	(e)

Ratio of net investment loss to average net assets	(2.17%	)(e)

Portfolio turnover rate	0%

*	Consolidated financial statement (Note 1).

(a)	Represents the period from commencement of operations (December 29, 2011) through April 30, 2012.

(b)	Amount rounds to less than $0.01 per share.

(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after advisory fee reductions (Note 4).

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS April 30, 2012 (Unaudited)

1. Organization

TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund (individually, a “Fund”, and collectively, the “Funds”) are each a diversified series of TFS Capital Investment Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated January 30, 2004. TFS Market Neutral Fund commenced operations on September 7, 2004. TFS Small Cap Fund commenced operations on March 7, 2006. TFS Hedged Futures Fund commenced operations on December 29, 2011.

The consolidated financial statements of TFS Hedged Futures Fund include TFS Hedged Futures Strategy Offshore Fund Ltd. (the “Subsidiary”), a wholly-owned and controlled Cayman Islands subsidiary. TFS Hedged Futures Fund may invest up to 25% of its total assets in the Subsidiary. TFS Hedged Futures Fund purchases securities through the Subsidiary to provide exposure to the commodities futures market which otherwise may not be possible in a mutual fund structure. All inter-company accounts and transactions have been eliminated in consolidation for TFS Hedged Futures Fund. The Subsidiary has a fiscal year end of October 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

TFS Market Neutral Fund seeks to produce capital appreciation while having a low correlation to the U.S. equity market, which the Adviser defines as the S&P 500® Index. In addition, the Fund seeks to produce lower volatility than the movement of the U.S. equity market.

TFS Small Cap Fund seeks long-term capital appreciation. In addition, the Fund seeks to outperform the Russell 2000® Index.

TFS Hedged Futures Fund seeks long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Funds’ portfolio securities are valued at their fair values as of the close of the regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the mean of the most recent bid and ask prices on the NYSE or other primary exchange. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ. Futures contracts are generally valued at the last quoted sales price on the applicable valuation date. Futures contracts that trade on exchanges that close before 4:00 p.m. Eastern time are valued at the official settlement price of the primary exchange on which it is traded. Prices for these futures contracts are monitored by TFS Capital LLC (the “Adviser”) until 4:00 p.m. Eastern time to determine if fair valuation is required. Securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The Funds’ investments and securities sold short recorded at fair value have been categorized based upon a fair value hierarchy in accordance with the Financial Accounting Standards Board’s guidance on fair value measurement. The levels of the fair value hierarchy and their applicability to the Funds are described below:

•
Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities at the reporting date. Level 1 assets and liabilities generally include most common stocks, preferred stocks, closed-end, open-end and exchange-traded funds and notes, warrants, futures contracts and cash equivalents.

•
Level 2 inputs utilize inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets and quoted prices for identical or similar assets or liabilities that are not active. Assets and liabilities included in this category may include common stocks that trade infrequently or their trading has been temporarily halted and corporate bonds with values that are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

•
Level 3 inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability. Assets and liabilities included in this category may include common stocks and other securities that trade infrequently or their trading has been halted for an extended period of time.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement. The Funds’ assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

The availability of observable inputs can vary from product to product and is affected by a wide variety of factors, including, for example, the type of product, whether the product is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized as Level 3.

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments and securities sold short as of April 30, 2012:

TFS Market Neutral Fund	Level 1	Level 2	Level 3	Total
Investments in Securities, Securities Sold Short and Money Market Funds:
Common Stocks	$1,575,313,857	$—	$7,213	$1,575,321,070
Common Stocks – Sold Short	(1,143,378,710)	(13)	(1,383,314)	(1,144,762,037)
Preferred Stocks – Sold Short	(6,183)	—	—	(6,183)
Other Investments	92,326,039	—	—	92,323,489
Other Investments – Sold Short	(173,158,772)	—	—	(192,779)
Warrants – Sold Short	(19,843)	—	—	(19,843)
Corporate Bonds	—	2,237	—	2,237
Money Market Funds	27,918,718	—	—	27,918,718
Total	$378,995,106	$2,224	$(1,376,101)	$377,621,229

TFS Small Cap Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$50,513,647	$—	$—	$50,513,647
Money Market Funds	1,700,459	—	—	1,700,459
Total	$52,214,106	$—	$—	$52,214,106

TFS Hedged Futures Fund	Level 1	Level 2	Level 3	Total
Investments in Money Market Funds:
Money Market Funds	$33,500,278	$—	$—	$33,500,278

Other Financial Instruments:
Futures Contracts	$24,444,549	$—	$—	$24,444,549
Futures Contracts – Sold Short	(44,727,203)	—	—	(44,727,203)
Total	$(20,282,654)	$—	$—	$(20,282,654)

Refer to each Fund’s Schedule of Investments, Schedule of Securities Sold Short, Schedule of Futures Contracts and Schedule of Futures Contracts Sold Short, as applicable, for a listing of the securities valued using Level 1, Level 2 and Level 3 inputs by security type and industry type. During the six months ended April 30, 2012, TFS Small Cap Fund and TFS Hedged Futures Fund did not have any transfers in and out of any Level. There were no Level 3 securities or derivative instruments held in TFS Small Cap Fund and no Level 3 securities held in TFS Hedged Futures Fund during the period ended or as of April 30, 2012. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a reconciliation of Level 3 investments held and securities sold short in TFS Market Neutral Fund for which significant unobservable inputs were used to determine fair value as of April 30, 2012. Because of the inherent uncertainty of valuation, this may differ from the values that would have been used had a ready market for the security existed and this difference could be material.

	Investments	Securities Sold Short
Balance as of October 31, 2011	$—	$(647,937)
Transfers in and/or out of Level 3	7,213	(735,377)
Balance as of April 30, 2012	$7,213	$(1,383,314)

The total amount of net unrealized appreciation (depreciation) on the Level 3 investments held and securities sold short at April 30, 2012 was $(14,698) and $2,302,002, respectively.

Share valuation – The net asset value per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share, except that shares are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. During the periods ended April 30, 2012 and October 31, 2011, proceeds from redemption fees totaled $64,161 and $170,403, respectively, for TFS Market Neutral Fund and $5,936 and $19,574, respectively, for TFS Small Cap Fund. During the period ended April 30, 2012, proceeds from redemption fees totaled $862 for TFS Hedged Futures Fund.

Investment income (expense) – Dividend income (expense) is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions – Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Distributions to shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are permanent in nature and are primarily due to differing treatments of net short-term gains. The tax character of distributions paid by the Funds during the periods ended April 30, 2012 and October 31, 2011 was as follows:

	Period Ended	Ordinary Income	Long-Term Gains	Total Distributions
TFS Market Neutral Fund	4/30/2012	$23,395,431	$5,295,508	$28,690,939
	10/31/2011	$87,395,252	$19,979,877	$107,375,129
TFS Small Cap Fund	4/30/2012	$—	$120,141	$120,141
	10/31/2011	$2,114,058	$121,183	$2,235,241
TFS Hedged Futures Fund	4/30/2012	$—	$—	$—
	10/31/2011	N/A	N/A	N/A

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

Short positions – The Funds may sell securities short. For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as an asset and an equivalent liability is then subsequently marked-to-market daily to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statements of Assets and Liabilities. The Funds are liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short positions. These costs are reported as brokerage expenses on securities sold short in the Statements of Operations. As collateral for its short positions, the Funds are required under the Investment Company Act of 1940 to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. The deposits with brokers for securities sold short are reported on the Statements of Assets and Liabilities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. TFS Market Neutral Fund and TFS Hedged Futures Fund both engage in short selling as a principal investment strategy while TFS Small Cap Fund does not. TFS Small Cap Fund currently intends to limit its exposure to short positions to 5% of its net assets.

Futures contracts – TFS Hedged Futures Fund is subject to equity price risk, interest rate risk, foreign currency exchange rate risk, and commodity risk in the normal course of pursuing its investment objective. The Fund may use futures contracts to gain exposure or to hedge against changes in the value of equities, interest rates, foreign currencies or commodities. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When the Fund purchases or sells a futures contract, no price is paid to or received by the Fund upon the purchase or sale of the futures contract. Instead, the Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities currently ranging from 5% to 15% of the contract amount. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying asset. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. If market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The margin deposits for futures contracts and the variation margin receivable or payable are reported on the Statements of Assets and Liabilities.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses – Common expenses of the Trust are allocated between the Funds based on the relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Foreign Currency Translation – Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.	The market values of investment securities and other assets and liabilities are translated at the closing rate on the London Stock Exchange each day.

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective date of such transactions.

C.
The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

Federal income tax – It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its ordinary income (net investment income and specified gains and losses) and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of April 30, 2012:

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund
Tax cost of portfolio investments	$1,718,610,182	$50,202,496	$33,500,278
Gross unrealized appreciation	$98,134,349	$3,837,647	$—
Gross unrealized depreciation	(121,176,467)	(1,826,037)	—
Net unrealized appreciation (depreciation) on investments	(23,042,118)	2,011,610	—
Net unrealized appreciation on securities sold short	50,193,361	—	—
Net unrealized appreciation on translation of assets and liabilities in foreign currencies	8,052	—	—
Accumulated net investment loss	(62,224,517)	(86,260)	(150,273)
Other gains	55,737,730	7,082,162	585,237
Accumulated earnings	$20,672,508	$9,007,512	$434,964

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

The difference between the federal income tax cost of portfolio of investments and the financial statement cost for TFS Market Neutral Fund and TFS Small Cap Fund is due to certain timing differences in the recognition of capital gains or losses under GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

For the six months ended April 30, 2012, TFS Market Neutral Fund reclassified $2,869 of realized gains from foreign currency translation against accumulated net investment loss on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund’s net assets or net asset value per share.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax periods (June 30, 2007 through October 31, 2011) of each Fund, as applicable, and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3. Investment Transactions

During the six months ended April 30, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, U.S. government securities and short positions, amounted to $5,765,595,097 and $5,998,323,366, respectively, for TFS Market Neutral Fund, $140,337,528 and $147,259,523, respectively, for TFS Small Cap Fund and $0 and $0, respectively for TFS Hedged Futures Fund.

4. Transactions with Affiliates

INVESTMENT ADVISORY AGREEMENT
Each Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. TFS Market Neutral Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 2.25% of its average daily net assets up to $1.75 billion and 2.15% of such assets above $1.75 billion. TFS Small Cap Fund and TFS Hedged Futures Fund pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% and 2.00%, respectively, of their average daily net assets.

The Adviser has contractually agreed to reduce its advisory fees and to absorb each Fund’s operating expenses (for the life of the Funds) to the extent necessary to limit aggregate annual ordinary operating expenses (which do not include brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short and extraordinary expenses) to 2.50% of TFS Market Neutral Fund’s average daily net assets, 1.75% of TFS Small Cap Fund’s average daily net assets and 2.30% of TFS Hedged Futures Fund’s average daily net assets. During the six months ended April 30, 2012, the Adviser reduced its investment advisory fees by $57,662 with respect to TFS Small Cap Fund and $68,519 with respect to TFS Hedged Futures Fund. There were no fee reductions by the Adviser for TFS Market Neutral Fund.

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the applicable Fund for a period of three years after such fees and expenses were incurred, provided that such repayments do not cause ordinary operating expenses to exceed the expense caps of 2.50%, 1.75% and 2.30%, respectively, for TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund. As of April 30, 2012, the Adviser has recouped all previous fee reductions for TFS Market Neutral Fund. As of April 30, 2012, the Adviser may in the future recoup fee reductions and expense reimbursements totaling $356,397 and $68,519, respectively, from TFS Small Cap Fund and TFS Hedged Futures Fund. The Adviser may recapture these amounts no later than the dates as stated below:

	October 31, 2012	October 31, 2013	October 31, 2014	April 30, 2015
TFS Small Cap Fund	$88,530	$143,467	$66,738	$57,662
TFS Hedged Futures Fund	$—	$—	$—	$68,519

The President of the Trust is also a Principal of the Adviser.

COMPLIANCE CONSULTING AGREEMENT
Under the terms of the Compliance Consulting Agreement, Drake Compliance, LLC (“Drake”) provides ongoing regulatory compliance consulting, monitoring and reporting services for the Trust. In addition, a principal of Drake serves as the Trust’s Chief Compliance Officer. Effective January 1, 2012, for these services, Drake receives $5,000 per month from the Trust, of which each Fund pays its proportionate share. Prior to January 1, 2012, Drake received $4,000 per month from the Trust. In addition, each Fund reimburses certain out-of-pocket expenses incurred by Drake, if any, including, but not limited to, postage and supplies and travel expenses.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus Fund Solutions, LLC (“Ultimus”) supplies executive, administrative and regulatory services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission (the “SEC”) and state securities commissions and materials for meetings of the Board of Trustees. For these services, each Fund pays Ultimus a monthly fee at an annual rate of 0.075% of its average daily net assets up to $500 million, 0.05% of such assets between $500 million and $2 billion, 0.04% of such assets between $2 billion and $3 billion, 0.03% of such assets between $3 billion and $5 billion, and 0.025% of such assets in excess of $5 billion, subject to a minimum monthly fee of $5,000.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund. For the performance of these services, TFS Market Neutral Fund pays Ultimus a monthly base fee of $4,000 per month plus an asset based fee of 0.005% of average daily gross assets. TFS Small Cap Fund and TFS Hedged Futures Fund each pay Ultimus a base fee of $2,500 per month plus an asset based fee of 0.01% of the first $500 million of average daily net assets and 0.005% of such assets in excess of $500 million. In addition, each Fund pays a trade fee for trades in excess of 2,000 portfolio trades per month. Each Fund reimburses certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Funds’ portfolio securities.

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Each Fund pays Ultimus a monthly fee for these services at an annual rate of $15 to $24 per shareholder account, depending on the nature of the account, subject to a $1,500 minimum monthly fee. In addition, the Funds reimburse Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT
The Trust has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”), pursuant to which the Distributor provides distribution services and serves as the principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor’s fees are paid by the Adviser.

5. Borrowing Costs

During the six months ended April 30, 2012, TFS Market Neutral Fund and TFS Small Cap Fund incurred $41,073 and $1,200 of borrowing costs, respectively, with the Funds’ custodian bank. TFS Hedged Futures Fund incurred no borrowing costs for the period ended April 30, 2012. As of April 30, 2012, the Funds had no outstanding borrowings. The average outstanding borrowings for the six months ended April 30, 2012 include 139 days of $0 borrowings for TFS Market Neutral Fund and 118 days of $0 borrowings for TFS Small Cap Fund. The average outstanding borrowings and average interest rate on borrowings during the six months ended April 30, 2012 were as follows:

	Average Outstanding Borrowing	Average Interest Rate
TFS Market Neutral Fund	$2,253,428	1.53%
TFS Small Cap Fund	$126,520	1.53%

6. Derivatives Transactions

TFS Hedged Futures Fund’s positions in derivative instruments as of April 30, 2012 are recorded in the following locations in the Statements of Assets and Liabilities:

		Fair Value
Type of Derivative	Location	Asset Derivatives	Liability Derivatives	Gross Notional Amount Outstanding April 30, 2012
Futures contracts purchased	Variation margin payable	—	$(41,370)	$24,442,901
Futures contracts sold short	Variation margin payable	—	(168,306)	(44,715,597)

The average monthly notional amount of future contracts purchased and sold short during the period ended April 30, 2012 was $15,385,202 and $28,214,063, respectively, for TFS Hedged Futures Fund.

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

TFS Hedged Futures Fund’s transactions in derivative instruments during the period ended April 30, 2012 are recorded in the following locations in the Statements of Operations:

Type of Derivative	Location	Realized Gains (Losses)	Location	Change in Unrealized Gains (Losses)
Futures contracts purchased	Net realized gains (losses) from futures contracts	$(587,565)	Net change in unrealized appreciation (depreciation) on futures contracts	$2,718
Futures contracts sold short	Net realized gains (losses) from futures contracts	$1,029,531	Net change in unrealized appreciation (depreciation) on futures contracts	$140,553

TFS Market Neutral Fund and TFS Small Cap Fund had no transactions in derivative instruments during the six months ended April 30, 2012.

7. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

TFS CAPITAL INVESTMENT TRUST ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the table are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (November 1, 2011 for TFS Market Neutral Fund and TFS Small Cap Fund, December 29, 2011 for TFS Hedged Futures Fund) and held until the end of the period (April 30, 2012).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not each Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge any sales loads. However, a redemption fee of 2% is applied on the sale of shares purchased within 90 days of the date of their purchase and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions. The calculations below assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund’s expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s summary prospectus.

TFS CAPITAL INVESTMENT TRUST ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

TFS Market Neutral Fund

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,064.20	$46.34
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$979.96	$44.45

*	Expenses are equal to the annualized expense ratio of 9.03% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

TFS Small Cap Fund

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,127.00	$9.25
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.16	$8.77

*	Expenses are equal to the annualized expense ratio of 1.75% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

TFS Hedged Futures Fund

	Beginning Account Value December 29, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,064.00	$8.04

*	Expenses are equal to the annualized expense ratio of 2.30% for the period, multiplied by the average account value over the period, multiplied by 124/366 (to reflect the period ended April 30, 2012).

TFS Hedged Futures Fund

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period*
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,013.43	$11.51

*	Expenses are equal to the annualized expense ratio of 2.30% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

TFS CAPITAL INVESTMENT TRUST OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC’s website at http://www.sec.gov.

The Funds file a complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-534-2001. Furthermore, you may obtain copies of the filings on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TFS HEDGED FUTURES FUND APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board of Trustees, including all the Independent Trustees voting separately, have reviewed and approved the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser for the TFS Hedged Futures Fund (the “Hedged Futures Fund”). This approval took place at a Board meeting held on December 14-15, 2011, at which all of the Trustees were present in person.

The Trustees were advised by independent counsel of their fiduciary obligations in approving the Advisory Agreement and the Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Agreement and whether the Agreement is in the best interests of the Hedged Futures Fund and its future shareholders. The Trustees reviewed: (1) the nature, extent and quality of the services provided under the Advisory Agreement; (2) the investment performance of the Adviser in managing accounts with investment objectives, policies and restrictions similar to the Hedged Futures Fund; (3) the Adviser’s expected revenues, costs and profits realized from furnishing services to the Hedged Futures Fund and the financial strength of the Adviser; (4) the extent to which the Adviser may realize economies of scale as the Hedged Futures Fund grows larger; (5) whether fee levels reflect potential economies of scale for the benefit of shareholders; (6) whether and how the Board relied on comparisons of services to be rendered to and fees to be paid by the Hedged Futures Fund with the services provided by and the fees paid to other investment advisers or the services provided to and the fees paid by other clients of the Adviser; and (7) any ancillary benefits derived or to be derived by the Adviser from its relationship with the Hedged Futures Fund. The Trustees reviewed the background, qualifications, education and experience of the Adviser’s investment and operational personnel. The Trustees also discussed and considered the quality of administrative and other services provided to the Trust, the Adviser’s compliance program, and the Adviser’s role in coordinating such services and programs. The Independent Trustees were provided with a list of intermediaries who are authorized to sell shares of the TFS Funds and the fees paid by the Adviser to such intermediaries since inception of each agreement. The Independent Trustees were advised by experienced independent counsel throughout the process. Prior to voting on the Advisory Agreement, the Independent Trustees reviewed the Agreement with management and also met in a private session with counsel at which no representatives of the Adviser were present.

Below is a summary of the discussions and findings of the Trustees in regard to the approval of the Advisory Agreement.

(i)
The nature, extent, and quality of the services provided by the Adviser. In this regard, the Independent Trustees reviewed the services that will be provided to the Hedged Futures Fund by the Adviser. They discussed the responsibilities of the Adviser under the Advisory Agreement and the Adviser’s compensation under the Advisory Agreement. The Independent Trustees reviewed the background and experience of the Adviser’s key investment and operating personnel. They considered the Adviser’s ongoing commitment to retain experienced personnel and noted that longevity of employment may facilitate consistency in the Hedged Futures Fund’s performance and investment process. The Independent Trustees considered the Adviser’s ongoing commitment to expand its research capabilities and were mindful that continual analysis of investment opportunities and optimization of procedures is important to the Fund’s long-term success. The Independent Trustees also considered the high quality service the Adviser has provided to the other two TFS Funds. After reviewing the foregoing information, the Independent Trustees concluded that the quality, extent and nature of the services to be provided by the Adviser to the Fund are satisfactory.

TFS HEDGED FUTURES FUND APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

(ii)
The investment performance of the Adviser. In this regard, the Independent Trustees compared the back-tested performance of the strategies that will be employed to manage the Hedged Futures Fund with the performance of the funds included in Morningstar’s Managed Futures Fund category. It was noted by the Independent Trustees that the Fund’s back-tested performance numbers demonstrated that the strategies to be used by the Hedged Futures Fund outperformed the average fund in the Managed Futures Fund category for the one year and three year periods ended October 31, 2011. The Independent Trustees discussed the limitations of back-tested performance and acknowledged the Adviser’s cautionary statements in that regard. The Independent Trustees also considered that the Adviser does not manage any other accounts with a similar investment strategy to the Hedged Futures Fund. The Independent Trustees considered the consistency of the Adviser’s management of the other TFS Funds with their investment objectives and policies. After further discussion, the Independent Trustees concluded that the Adviser is qualified to manage the Hedged Futures Fund.

(iii)
The costs of the services to be provided and profits to be realized by the Adviser from its relationship with the Fund. In this regard, the Independent Trustees considered the Adviser’s staffing, personnel and operations; the financial condition of the Adviser and the expected level of commitment to the Hedged Futures Fund by the principals of the Adviser; the projected asset levels of the Fund; and the projected overall expenses of the Fund. The Independent Trustees reviewed the rate of the advisory fees to be paid by the Hedged Futures Fund under the Advisory Agreement and compared it to average advisory fee ratios of similar mutual funds compiled from statistics reported by Morningstar. They also compared the projected total operating expense ratio of the Fund with average expense ratios of representative funds in Morningstar’s Managed Futures Fund category. It was noted by the Independent Trustees that the Hedged Futures Fund’s advisory fee of 2.00% per annum was higher than the average advisory fee (1.23%) for Morningstar’s Managed Futures Fund category. They further noted that the Hedged Futures Fund’s overall expense ratio of 2.30% (which excludes dividend expenses, borrowing costs, brokerage expenses on securities sold short, Acquired Fund Fees and Expenses and extraordinary expenses) was slightly lower than the average expense ratio (2.31%) for Morningstar’s Managed Futures category. The Independent Trustees also considered the Adviser’s lifetime commitment to cap the Hedged Future Fund’s ordinary operating expenses at 2.30% per annum. They considered the Adviser’s analysis of its projected revenues and expenses with respect to its services to be provided to the Hedged Futures Fund for the twelve month period ended December 31, 2012. It was noted by the Independent Trustees that the Adviser’s projected overall revenues for that period were less than the anticipated costs associated with managing the Hedged Futures Fund. They discussed the Adviser’s costs associated with managing the Fund, especially in the areas of research and development and retention of its investment professionals and hiring new personnel. The Independent Trustees further considered that the investment and research process utilized by the Adviser is broader and more sophisticated than the process used by most other investment companies as it involves the development of proprietary multiple trading models and the use of a team approach that involves many participants. The Independent Trustees considered the “fallout benefits” to the Adviser, including the additional exposure the Adviser is likely receive as a result of managing the Fund. After a

TFS HEDGED FUTURES FUND APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

full discussion and consideration of the foregoing, the Independent Trustees concluded that the fees to be paid by the Fund to the Adviser are reasonable in light of the expected quality of the services to be received.

(iv)
The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Independent Trustees considered the Fund’s projected net assets and discussed the recommended expense cap arrangement between the Trust and the Adviser. They noted that during the first year of operations the Adviser is projecting that it will waive a significant percentage of its advisory fee in order to maintain the 2.30% expense cap for the Hedged Futures Fund. The Independent Trustees concluded that, given the projected asset levels in the Hedged Futures Fund, it would not be relevant to consider the extent to which economies of scale are being realized and that it is not necessary or appropriate at this time to consider adopting fee breakpoints for the Fund.

In conclusion, the Trustees did not identify any single factor as all-important or controlling in their determination to approve the Advisory Agreement. The Trustees, including all of the Independent Trustees, concluded that the terms of the Advisory Agreement were fair and reasonable, that the Adviser’s fee was reasonable in light of the services to be provided to the Fund and the benefits to be received by the Adviser, and that approval of the Advisory Agreement is in the best interests of the Fund and its future shareholders.

PRIVACY NOTICE

FACTS	WHAT DOES THE TFS CAPITAL INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
▪ Social Security number
▪ Assets
▪ Retirement Assets
▪ Transaction History
▪ Checking Account Information
▪ Purchase History
▪ Account Balances
▪ Account Transactions
▪ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the TFS Capital Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the TFS Capital Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-534-2001

Who we are
Who is providing this notice?	TFS Capital Investment Trust Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the TFS Capital Investment Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the TFS Capital Investment Trust collect my personal information?
We collect your personal information, for example, when you
▪ Open an account
▪ Provide account information
▪ Give us your contact information
▪ Make deposits or withdrawals from your account
▪ Make a wire transfer
▪ Tell us where to send the money
▪ Tells us who receives the money
▪ Show your government-issued ID
▪ Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪ Sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪ Affiliates from using your information to market to you
▪ Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
▪ TFS Capital LLC, the investment adviser to the TFS Capital Investment Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ The TFS Capital Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The TFS Capital Investment Trust does not jointly market.

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Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	See Schedule I (Investments in securities of unaffiliated issuers)

(b)	Not applicable

Schedule I

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
April 30, 2012 (Unaudited)

COMMON STOCKS - 91.4%	Shares	Value
Consumer Discretionary - 12.0%
Auto Components - 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	20,019	$193,984
Amerigon, Inc. (a)	97,948	1,400,656
Autoliv, Inc.	200	12,548
Ballard Power Systems, Inc. (a)	147,707	211,221
BorgWarner, Inc. (a)	200	15,808
Cooper Tire & Rubber Company	193,521	2,893,139
Dorman Products, Inc. (a) (b)	15,585	744,651
Drew Industries, Inc. (a) (b)	9,400	279,932
Exide Technologies (a) (b)	1,147,274	3,304,149
Federal-Mogul Corporation (a) (b)	224,529	2,903,160
Fuel Systems Solutions, Inc. (a)	31,106	729,436
Gentex Corporation	1,200	26,364
Goodyear Tire & Rubber Company (The) (a)	9,990	109,690
Lear Corporation	6,522	270,663
Magna International, Inc. - Class A	2,300	100,809
Modine Manufacturing Company (a) (b)	466,065	3,681,914
Motorcar Parts of America, Inc. (a)	10,801	81,656
Shiloh Industries, Inc.	3,588	32,974
SORL Auto Parts, Inc. (a)	1,257	4,236
Spartan Motors, Inc. (b)	244,928	1,065,437
Standard Motor Products, Inc. (b)	54,959	828,232
Stoneridge, Inc. (a) (b)	106,805	920,659
Superior Industries International, Inc. (b)	30,674	524,832
Tenneco, Inc. (a) (b)	64,386	1,985,020
Tongxin International Ltd. (a)	300	216
Tower International, Inc. (a)	41,850	445,284
TRW Automotive Holdings Corporation (a)	200	9,142
UQM Technologies, Inc. (a)	40,618	51,991
		22,827,803
Automobiles - 0.0% (c)
Thor Industries, Inc. (b)	9,887	334,477

Distributors - 0.0% (c)
Core-Mark Holding Company, Inc.	930	35,898
Genuine Parts Company	208	13,475
LKQ Corporation (a)	300	10,035
VOXX International Corporation (a) (b)	13,790	174,995
Weyco Group, Inc.	121	2,951
		237,354
Diversified Consumer Services - 0.9%
Archipelago Learning, Inc. (a)	132,158	1,462,989
Ascent Capital Group, Inc. - Class A (a) (b)	27,372	1,409,658
Cambium Learning Group, Inc. (a)	494	1,121
Capella Education Company (a)	4,480	146,541
Career Education Corporation (a)	99,249	707,645
Carriage Services, Inc.	400	3,000
China Education Alliance, Inc. (a)	23,832	25,977
Coinstar, Inc. (a) (b)	5,499	345,282
Collectors Universe, Inc.	2,486	40,000
Grand Canyon Education, Inc. (a)	3,948	68,656

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Consumer Discretionary - 12.0% (Continued)
Diversified Consumer Services - 0.9% (Continued)
Hillenbrand, Inc.	34,211	$716,378
Learning Tree International, Inc. (a)	247	1,410
Lincoln Educational Services Corporation	75,926	557,297
National American University Holdings, Inc.	2,395	12,526
Service Corporation International (b)	339,850	3,935,463
Sotheby's (b)	87,132	3,426,030
Steiner Leisure Ltd. (a) (b)	11,096	521,068
StoneMor Partners, L.P. (b)	25,925	684,939
Universal Technical Institute, Inc. (b)	98,338	1,180,056
Weight Watchers International, Inc.	158	12,002
		15,258,038
Hotels, Restaurants & Leisure - 2.8%
AFC Enterprises, Inc. (a) (b)	54,136	924,643
Ameristar Casinos, Inc. (b)	56,622	1,018,064
Arcos Dorados Holdings, Inc. - Class A	510	9,114
Asia Entertainment & Resources Ltd.	1,578	9,168
Bally Technologies, Inc. (a)	470	22,818
Benihana, Inc.	29,134	401,758
Biglari Holdings, Inc. (a) (b)	602	244,611
Bluegreen Corporation (a)	24,668	130,740
Bob Evans Farms, Inc.	2,598	99,347
Boyd Gaming Corporation (a)	116,085	892,694
Bravo Brio Restaurant Group, Inc. (a) (b)	20,094	405,899
Brinker International, Inc.	9,900	311,553
Buffalo Wild Wings, Inc. (a)	99	8,301
Carrols Restaurant Group, Inc. (a) (b)	164,279	2,477,327
CEC Entertainment, Inc. (b)	60,781	2,323,050
Choice Hotels International, Inc.	4,124	155,145
Churchill Downs, Inc. (b)	51,623	3,064,341
Cracker Barrel Old Country Store, Inc. (b)	36,520	2,100,630
Denny's Corporation (a)	155,932	645,558
Domino's Pizza, Inc. (b)	74,420	2,813,820
Einstein Noah Restaurant Group, Inc.	49,821	704,967
Frisch's Restaurants, Inc.	587	15,591
Full House Resorts, Inc. (a)	4,202	12,816
Gaylord Entertainment Company (a)	202	6,359
Great Wolf Resorts, Inc. (a) (b)	430,226	3,372,972
Hyatt Hotels Corporation - Class A (a)	1,298	55,853
International Speedway Corporation - Class A (b)	37,458	999,754
Interval Leisure Group, Inc. (b)	115,917	2,003,046
Isle of Capri Casinos, Inc. (a)	45,615	285,094
Jamba, Inc. (a)	399,404	742,891
Kona Grill, Inc. (a)	876	5,895
Krispy Kreme Doughnuts, Inc. (a) (b)	51,167	375,054
Life Time Fitness, Inc. (a)	43,350	2,018,376
Luby's, Inc. (a)	16,251	99,456
Marcus Corporation (b)	130,304	1,630,103
Marriott Vacations Worldwide Corporation (a) (b)	46,632	1,377,043
Monarch Casino & Resort, Inc. (a)	67	649
Morgans Hotel Group Company (a)	850	4,216
MTR Gaming Group, Inc. (a)	100	509

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Consumer Discretionary - 12.0% (Continued)
Hotels, Restaurants & Leisure - 2.8% (Continued)
Multimedia Games Holding Company, Inc. (a)	98,995	$1,124,583
Nevada Gold & Casinos, Inc. (a)	100	132
Orient-Express Hotels Ltd. - Class A (a)	68,730	734,724
Panera Bread Company - Class A (a)	200	31,584
Papa John's International, Inc. (a) (b)	58,138	2,341,799
Penn National Gaming, Inc. (a)	500	22,490
Pinnacle Entertainment, Inc. (a)	49,897	553,857
Premier Exhibitions, Inc. (a)	95,455	248,183
Red Lion Hotels Corporation (a)	113	942
Rick's Cabaret International, Inc. (a)	17,918	166,100
Royal Caribbean Cruises Ltd.	271	7,417
Scientific Games Corporation (a) (b)	330,175	3,354,578
Shuffle Master, Inc. (a) (b)	173,480	3,065,392
Six Flags Entertainment Corporation	504	24,147
Sonic Corporation (a)	116,321	839,838
Speedway Motorsports, Inc.	9,170	156,440
Texas Roadhouse, Inc. (b)	86,239	1,487,623
Town Sports International Holdings, Inc. (a) (b)	59,212	759,098
Vail Resorts, Inc.	1,700	69,326
Wendy's Company (The)	173,892	846,854
		47,604,332
Household Durables - 0.6%
Bassett Furniture Industries, Inc.	4,600	49,404
Beazer Homes USA, Inc. (a)	198,946	616,733
Brookfield Residential Properties, Inc. (a)	58,443	679,108
Cavco Industries, Inc. (a)	177	9,133
CSS Industries, Inc.	15,664	299,966
Furniture Brands International, Inc. (a)	67,819	107,154
Harman International Industries, Inc. (b)	61,743	3,061,218
Helen of Troy Ltd. (a) (b)	12,347	427,206
Hooker Furniture Corporation	732	8,667
iRobot Corporation (a)	16,409	387,416
Jarden Corporation	4,928	206,631
Kid Brands, Inc. (a) (b)	7,920	18,612
Koss Corporation	200	1,074
La-Z-Boy, Inc. (a)	29,794	448,996
Lennar Corporation - Class A	2,106	58,420
Lennar Corporation - Class B	16,157	365,633
Libbey, Inc. (a) (b)	96,323	1,374,529
Lifetime Brands, Inc.	88	1,025
MDC Holdings, Inc.	25,814	725,632
Newell Rubbermaid, Inc.	100	1,820
NIVS IntelliMedia Technology Group, Inc. (a) (b)	242,917	15,790
PulteGroup, Inc. (a) (b)	37,366	367,681
Ryland Group, Inc. (The)	300	6,753
Skyline Corporation	9,298	51,046
Stanley Furniture Company, Inc. (a)	734	3,303
Toll Brothers, Inc. (a)	1,300	33,020
Tupperware Brands Corporation	4,593	286,098
		9,612,068

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Consumer Discretionary - 12.0% (Continued)
Internet & Catalog Retail - 0.3%
1-800-FLOWERS.COM, Inc. - Class A (a)	131,917	$393,113
CafePress, Inc. (a)	63,153	1,059,707
Gaiam, Inc. - Class A (a)	2,063	8,149
Geeknet, Inc. (a)	300	4,365
HSN, Inc. (b)	24,156	934,837
Orbitz Worldwide, Inc. (a) (b)	295,821	1,079,747
Shutterfly, Inc. (a)	56,516	1,758,778
TripAdviser, Inc. (a)	800	30,008
U.S. Auto Parts Network, Inc. (a)	249	901
ValueVision Media, Inc. (a) (b)	319,416	517,454
		5,787,059
Leisure Equipment & Products - 0.6%
Arctic Cat, Inc. (a) (b)	93,377	4,130,999
Black Diamond, Inc. (a)	20,532	203,883
Hasbro, Inc.	200	7,348
Johnson Outdoors, Inc. - Class A (a)	77	1,422
LeapFrog Enterprises, Inc. (a) (b)	469,762	4,387,577
Marine Products Corporation	2,770	16,537
Nautilus, Inc. (a)	11,768	30,479
Smith & Wesson Holding Corporation (a) (b)	281,521	2,322,548
Steinway Musical Instruments, Inc. (a)	4,499	113,420
Summer Infant, Inc. (a)	218	1,166
		11,215,379
Media - 1.6%
A.H. Belo Corporation - Class A	1,335	5,887
AMC Networks, Inc. - Class A (a)	9,466	402,305
Arbitron, Inc.	200	7,610
Ballantyne Strong, Inc. (a)	30,990	195,857
Cablevision Systems Corporation - Class A (b)	211,363	3,132,400
Carmike Cinemas, Inc. (a)	140,880	1,877,930
Central European Media Enterprises Ltd. (a)	9,100	71,981
Charter Communications, Inc. - Class A (a)	2,200	133,034
Cinemark Holdings, Inc.	3,591	82,449
Clear Channel Outdoor Holdings, Inc. (a)	121,427	919,202
Cogeco Cable, Inc. (b)	6,452	320,040
Crown Media Holdings, Inc. - Class A (a)	645	974
CTC Media, Inc.	2,809	30,421
Dex One Corporation (a)	143	138
Digital Generation, Inc. (a)	58,301	541,033
Discovery Communications, Inc. - Class C (a)	3,347	166,312
DISH Network Corporation - Class A	300	9,591
E.W. Scripps Company (The) - Class A (a) (b)	518,133	4,746,098
Fisher Communications, Inc. (a) (b)	17,080	560,053
Global Sources Ltd. (a)	82,947	510,954
Gray Television, Inc. (a)	15,040	27,072
Harte-Hanks, Inc.	65,844	553,090
IMAX Corporation (a)	100	2,397
Insignia Systems, Inc.	22,694	40,168
Interpublic Group of Companies, Inc.	2,300	27,163
John Wiley & Sons, Inc. - Class A (b)	37,268	1,684,141
Journal Communications, Inc. (a)	94,922	397,723

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Consumer Discretionary - 12.0% (Continued)
Media - 1.6% (Continued)
Knology, Inc. (a) (b)	164,053	$3,190,831
Liberty Media Corporation - Liberty Capital (a)	200	17,488
LIN TV Corporation - Class A (a) (b)	118,809	469,296
Madison Square Garden Company (The) - Class A (a) (b)	94,862	3,412,186
MDC Partners, Inc. (b)	55,745	575,288
National CineMedia, Inc.	25,949	370,811
New York Times Company (The) - Class A (a)	27,706	174,825
Nexstar Broadcasting Group, Inc. (a)	46,342	359,151
Outdoor Channel Holdings, Inc.	812	6,009
Radio One, Inc. - Class D (a)	3,769	4,221
ReachLocal, Inc. (a)	74,228	561,164
Reading International, Inc. (a)	2,091	10,371
Rentrak Corporation (a)	27,318	516,857
Saga Communications, Inc. - Class A (a)	25	942
Salem Communications Corporation - Class A	8,408	45,067
Scripps Networks Interactive, Inc. - Class A	222	11,149
Shaw Communications, Inc. - Class B	4,490	92,584
Sirius XM Radio, Inc. (a)	578,483	1,307,372
Thomson Reuters Corporation	300	8,946
Value Line, Inc.	12	146
World Wrestling Entertainment, Inc.	249	1,962
		27,582,689
Multiline Retail - 0.4%
Big Lots, Inc. (a)	4,850	177,704
Bon-Ton Stores, Inc. (The)	324	2,009
Dillard's, Inc. (b)	73,471	4,743,287
Dollar General Corporation (a)	200	9,492
Family Dollar Stores, Inc.	200	13,510
Gordmans Stores, Inc. (a) (b)	83,108	1,765,214
		6,711,216
Specialty Retail - 2.3%
Aaron's, Inc.	3,105	84,363
Aéropostale, Inc. (a)	10,450	231,781
American Eagle Outfitters, Inc.	37,904	682,651
America's Car-Mart, Inc. (a) (b)	1,512	69,461
ANN, INC. (a)	3,648	101,013
Ascena Retail Group, Inc. (a)	6,600	135,168
bebe stores, inc. (b)	253,814	2,081,275
Big 5 Sporting Goods Corporation (b)	73,758	617,355
Body Central Corporation (a)	18,020	547,267
Buckle, Inc. (The)	72,081	3,328,701
Build-A-Bear Workshop, Inc. (a)	6,691	30,176
Cabela's, Inc. (a) (b)	15,226	575,695
Cache, Inc. (a)	200	1,248
Casual Male Retail Group, Inc. (a)	180,175	565,750
Cato Corporation (The) - Class A	18,951	527,406
Charming Shoppes, Inc. (a)	10,353	60,927
Chico's FAS, Inc. (b)	210,630	3,235,277
China Auto Logistics, Inc. (a)	300	207
Christopher & Banks Corporation (b)	243,149	454,689
Coldwater Creek, Inc. (a) (b)	267,839	265,161

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Consumer Discretionary - 12.0% (Continued)
Specialty Retail - 2.3% (Continued)
Collective Brands, Inc. (a)	7,000	$145,390
Cost Plus, Inc. (a)	147,643	2,859,845
Destination Maternity Corporation (b)	19,404	384,975
Dick's Sporting Goods, Inc.	300	15,180
Dreams, Inc. (a)	34,814	119,064
DSW, Inc. - Class A	26,363	1,483,182
Express, Inc. (a)	2,428	57,349
Finish Line, Inc. (The) - Class A	8,437	187,808
Foot Locker, Inc.	957	29,275
Francesca's Holdings Corporation (a)	21,490	673,712
Genesco, Inc. (a) (b)	50,379	3,778,425
GNC Holdings, Inc. - Class A	800	31,248
Guess?, Inc.	56,137	1,643,691
Haverty Furniture Companies, Inc.	7,851	94,212
Jos. A. Bank Clothiers, Inc. (a)	1,800	85,590
Kirkland's, Inc. (a)	55,113	806,854
Mattress Firm Holding Corporation (a)	744	29,790
Men's Wearhouse, Inc. (The)	1,508	55,856
Midas, Inc. (a)	122,129	1,404,484
New York & Company, Inc. (a)	346,794	1,369,836
Office Depot, Inc. (a) (b)	745,873	2,267,454
O'Reilly Automotive, Inc. (a)	200	21,092
Pacific Sunwear of California, Inc. (a)	3,906	5,742
Perfumania Holdings, Inc. (a)	9,021	72,529
Pier 1 Imports, Inc.	800	13,744
Rent-A-Center, Inc.	23,776	813,377
Sally Beauty Holdings, Inc. (a)	200	5,320
Shoe Carnival, Inc. (a) (b)	160,569	3,121,461
Signet Jewelers Ltd.	12,285	599,140
Stage Stores, Inc.	15,723	240,090
Stein Mart, Inc. (a) (b)	100,888	647,701
Syms Corporation (a)	160	1,664
Talbots, Inc. (The) (a)	65	192
TravelCenters of America, LLC (a) (b)	181,044	1,140,577
Ulta Salon, Cosmetics & Fragrance, Inc.	400	35,272
Vitamin Shoppe, Inc. (a)	6,100	287,127
Wet Seal, Inc. (The) - Class A (a)	69,259	227,862
Winmark Corporation	2,980	170,873
Zale Corporation (a)	34,308	94,004
Zumiez, Inc. (a)	30,646	1,123,482
		39,740,040
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc. (a) (b)	42,270	2,295,261
Columbia Sportswear Company	100	4,710
CROCS, Inc. (a) (b)	77,245	1,560,349
Culp, Inc. (a)	12,367	141,602
Deckers Outdoor Corporation (a) (b)	65,495	3,340,900
Delta Apparel, Inc. (a)	406	5,810
Fossil, Inc. (a)	100	13,067
Fuqi International, Inc. (a)	117,639	118,815
G-III Apparel Group Ltd. (a)	26,810	719,849

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Consumer Discretionary - 12.0% (Continued)
Textiles, Apparel & Luxury Goods - 1.2% (Continued)
Gildan Activewear, Inc. - Class A	8,100	$233,118
Joe's Jeans, Inc. (a)	126,692	172,301
Kenneth Cole Productions, Inc. (a)	16,098	256,441
Lacrosse Footwear, Inc.	55	710
LJ International, Inc. (a) (b)	67,792	132,194
Lululemon Athletica, Inc. (a)	212	15,718
Michael Kors Holdings Ltd. (a)	426	19,455
Movado Group, Inc. (b)	186,874	5,297,878
Oxford Industries, Inc.	45,581	2,187,432
Quiksilver, Inc. (a)	111,905	387,191
R.G. Barry Corporation	284	3,618
Rocky Brands, Inc. (a)	15,412	218,080
Skechers U.S.A., Inc. - Class A (a)	79,897	1,491,677
Steven Madden Ltd. (a)	3,390	146,482
True Religion Apparel, Inc. (a)	24,489	665,121
Unifi, Inc. (a) (b)	20,898	232,386
Warnaco Group, Inc. (The) (a)	16,780	888,669
		20,548,834
Consumer Staples - 3.1%
Beverages - 0.2%
Brown-Forman Corporation - Class B	200	17,270
Coca-Cola Bottling Company Consolidated (b)	28,754	1,844,569
Cott Corporation (a) (b)	202,410	1,325,786
Craft Brewers Alliance, Inc. (a)	6,515	50,166
Dr Pepper Snapple Group, Inc.	800	32,464
Jones Soda Company (a)	80	33
MGP Ingredients, Inc.	400	1,860
Molson Coors Brewing Company - Class B	200	8,316
National Beverage Corporation (a)	9,783	145,375
Primo Water Corporation (a) (b)	151,074	226,611
		3,652,450
Food & Staples Retailing - 1.1%
Andersons, Inc. (The) (b)	48,515	2,445,156
Arden Group, Inc. - Class A	39	3,449
Casey's General Stores, Inc.	214	12,059
Chefs' Warehouse, Inc. (The) (a)	26,870	649,717
Fresh Market, Inc. (The) (a)	13,321	681,636
Harris Teeter Supermarkets, Inc.	6,921	262,790
Ingles Markets, Inc. - Class A (b)	75,636	1,315,310
Nash Finch Company (b)	48,211	1,210,096
Pizza Inn Holdings, Inc. (a)	507	1,673
PriceSmart, Inc.	50,992	4,208,880
Rite Aid Corporation (a) (b)	1,809,311	2,623,501
Roundy's, Inc. (a)	157	1,944
SUPERVALU, Inc.	31,800	188,892
Susser Holdings Corporation (a) (b)	88,150	2,352,723
Sysco Corporation	300	8,670
United Natural Foods, Inc. (a) (b)	71,541	3,526,256
Village Super Market, Inc. - Class A	34	938
		19,493,690

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Consumer Staples - 3.1% (Continued)
Food Products - 1.0%
Adecoagro, S.A. (a) (b)	106,392	$949,017
AgFeed Industries, Inc. (a)	168	47
Alico, Inc.	4,117	93,621
Annie's, Inc. (a)	19,400	771,926
B&G Foods, Inc.	9,814	218,263
Campbell Soup Company	300	10,149
China Marine Food Group Ltd. (a)	171	186
Chiquita Brands International, Inc. (a)	5,399	45,892
Corn Products International, Inc.	500	28,530
Darling International, Inc. (a) (b)	101,722	1,666,206
Dean Foods Company (a)	234,324	2,877,499
Farmer Brothers Company (a)	24,856	226,190
Fresh Del Monte Produce, Inc.	71,371	1,653,666
Green Mountain Coffee Roasters, Inc. (a)	200	9,750
Griffin Land & Nurseries, Inc.	45	1,084
Hain Celestial Group, Inc. (The) (a)	3,494	165,266
Hormel Foods Corporation	200	5,812
Imperial Sugar Company	68,524	277,522
J & J Snack Foods Corporation	25,531	1,431,268
J.M. Smucker Company (The)	200	15,926
John B. Sanfilippo & Son, Inc. (a)	984	14,229
Mead Johnson Nutrition Company	200	17,112
Omega Protein Corporation (a) (b)	140,161	1,003,553
Origin Agritech Ltd. (a) (b)	75,385	134,185
Pilgrim's Pride Corporation (a) (b)	297,162	2,121,737
Post Holdings, Inc. (a) (b)	31,987	951,613
Ralcorp Holdings, Inc. (a)	4,500	327,645
Reddy Ice Holdings, Inc. (a)	866	113
Sara Lee Corporation	500	11,020
Seneca Foods Corporation - Class A (a)	2,137	49,771
Smart Balance, Inc. (a)	5,308	31,317
Smithfield Foods, Inc. (a)	1,027	21,526
Snyder's-Lance, Inc.	2,019	52,252
SunOpta, Inc. (a) (b)	166,195	965,593
TreeHouse Foods, Inc. (a)	859	49,401
Westway Group, Inc. (a)	1,317	7,770
Yuhe International, Inc. (a)	136	88
		16,206,745
Household Products - 0.2%
Central Garden & Pet Company (a)	3,216	34,025
Church & Dwight Company, Inc.	22,426	1,139,241
Clorox Company (The)	201	14,090
Energizer Holdings, Inc. (a)	200	14,266
Harbinger Group, Inc. (a)	58,369	301,184
Oil-Dri Corporation of America	200	4,232
Spectrum Brands Holdings, Inc. (a)	7,852	270,972
WD-40 Company	18,533	835,468
		2,613,478
Personal Products - 0.6%
American Oriental Bioengineering, Inc. (a) (d)	8,101	6,197
Avon Products, Inc.	800	17,280

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Consumer Staples - 3.1% (Continued)
Personal Products - 0.6% (Continued)
Elizabeth Arden, Inc. (a)	39,971	$1,558,070
Herbalife Ltd.	145	10,197
Inter Parfums, Inc. (b)	33,297	524,428
Natural Alternatives International, Inc. (a)	1,504	9,911
Nu Skin Enterprises, Inc. - Class A	333	17,749
Nutraceutical International Corporation (a)	225	3,449
Prestige Brands Holdings, Inc. (a) (b)	343,261	5,832,004
Reliv' International, Inc.	1,800	2,610
Revlon, Inc. (a) (b)	97,591	1,666,854
Schiff Nutrition International, Inc. (a) (b)	60,316	992,198
		10,640,947
Tobacco - 0.0% (c)
Altria Group, Inc.	200	6,442

Energy - 7.7%
Energy Equipment & Services - 2.1%
Basic Energy Services, Inc. (a)	51,261	738,158
Bolt Technology Corporation	213	3,040
Bristow Group, Inc.	12,625	616,731
Cal Dive International, Inc. (a)	66,428	257,076
Cameron International Corporation (a)	100	5,125
Compressco Partners, L.P.	17	245
Core Laboratories N.V.	200	27,396
Dawson Geophysical Company (a)	1,800	48,330
Dresser-Rand Group, Inc. (a)	412	20,056
Dril-Quip, Inc. (a)	3,149	212,211
ENGlobal Corporation (a)	300	600
Exterran Partners, L.P.	38,377	857,342
FMC Technologies, Inc. (a)	200	9,400
Geokinetics, Inc. (a)	442	782
Global Geophysical Services, Inc. (a) (b)	84,225	806,033
Gulf Island Fabrication, Inc.	15,702	439,970
Gulfmark Offshore, Inc. - Class A (a) (b)	45,246	2,179,500
Helix Energy Solutions Group, Inc. (a)	21,610	441,060
Hornbeck Offshore Services, Inc. (a)	2,434	101,327
ION Geophysical Corporation (a)	84,916	529,027
Matrix Service Company (a) (b)	34,577	471,976
McDermott International, Inc. (a) (b)	144,450	1,632,285
Mitcham Industries, Inc. (a) (b)	100,544	2,388,926
Natural Gas Services Group, Inc. (a)	4,873	63,544
Noble Corporation (a)	200	7,612
North American Energy Partners, Inc. (a) (b)	93,279	365,654
Ocean Rig UDW, Inc. (a) (b)	17,731	309,051
Oil States International, Inc. (a)	2,300	183,034
OYO Geospace Corporation (a) (b)	2,494	287,359
Pacific Drilling, S.A. (a)	114,883	1,140,788
Parker Drilling Company (a) (b)	133,851	692,010
Patterson-UTI Energy, Inc. (b)	33,917	548,438
PHI, Inc. (a)	12	320
Pioneer Drilling Company (a) (b)	213,548	1,682,758
Precision Drilling Corporation (a)	27,508	253,899

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Energy - 7.7% (Continued)
Energy Equipment & Services - 2.1% (Continued)
Pulse Seismic, Inc. (b)	4,620	$10,242
RigNet, Inc. (a)	2,619	44,733
SEACOR Holdings, Inc. (a) (b)	24,598	2,285,892
Seadrill Ltd.	200	7,826
TETRA Technologies, Inc. (a)	211,282	1,840,266
TGC Industries, Inc. (a) (b)	221,217	2,524,083
Tidewater, Inc.	943	51,893
Transocean Ltd. (b)	143,000	7,205,770
Union Drilling, Inc. (a) (b)	18,242	101,608
Unit Corporation (a) (b)	72,872	3,078,842
Vantage Drilling Company (a) (b)	142,432	225,043
Willbros Group, Inc. (a)	118,166	638,096
		35,335,357
Oil, Gas & Consumable Fuels - 5.6%
Adams Resources & Energy, Inc.	19,396	1,177,919
Advantage Oil & Gas Ltd. (a) (b)	411,089	1,293,746
Alliance Holdings GP, L.P.	1,660	74,285
Alliance Resource Partners, L.P.	200	12,916
Alon USA Energy, Inc. (b)	292,112	2,640,692
Andatee China Marine Fuel Services Corporation (a)	213	641
Approach Resources, Inc. (a)	52,533	1,884,884
Atlas Energy, L.P.	480	18,634
Atlas Pipeline Partners, L.P.	200	6,992
Atlas Resource Partners, L.P.	9,393	248,163
Baytex Energy Corporation	18,841	994,805
Berry Petroleum Company - Class A	3,684	167,806
Bill Barrett Corporation (a)	28,955	694,341
BMB Munai, Inc.	3,352	657
Boardwalk Pipeline Partners, L.P.	3,352	92,616
Bonanza Creek Energy, Inc. (a)	68,586	1,506,834
BP Prudhoe Bay Royalty Trust	84	10,455
BreitBurn Energy Partners, L.P. (b)	49,104	934,449
Buckeye Partners, L.P.	2,601	146,826
Cabot Oil & Gas Corporation	200	7,028
Callon Petroleum Company (a) (b)	350,586	2,036,905
Calumet Specialty Products Partners, L.P. (b)	13,661	371,033
Cameco Corporation	300	6,630
Capital Product Partners, L.P.	103,610	905,551
Cheniere Energy Partners, L.P. (b)	41,102	1,080,983
Cheniere Energy, Inc. (a)	9,200	168,452
Chesapeake Granite Wash Trust	34,566	824,399
Chesapeake Midstream Partners, L.P.	304	8,719
Cloud Peak Energy, Inc. (a) (b)	122,026	1,877,980
Cobalt International Energy, Inc. (a)	23,637	632,526
Concho Resources, Inc. (a)	100	10,718
Constellation Energy Partners, LLC (a)	2,050	4,489
Contango Oil & Gas Company (a)	56	3,039
Crestwood Midstream Partners, L.P. (b)	30,050	767,477
Crimson Exploration, Inc. (a)	94,156	513,150
Cross Timbers Royalty Trust	11,212	457,562
Crosstex Energy, L.P.	24,609	438,040

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Energy - 7.7% (Continued)
Oil, Gas & Consumable Fuels - 5.6% (Continued)
DCP Midstream Partners, L.P.	400	$18,324
Delek US Holdings, Inc.	213,333	3,477,328
Delta Petroleum Corporation (a)	40,738	9,777
Denbury Resources, Inc. (a)	600	11,424
Denison Mines Corporation (a)	463,633	848,448
DHT Holdings, Inc.	147,886	118,309
Dorchester Minerals, L.P. (b)	41,262	974,196
Double Eagle Petroleum Company (a)	3,929	21,570
Eagle Rock Energy Partners, L.P. (b)	96,845	950,049
El Paso Corporation	300	8,901
El Paso Pipeline Partners, L.P.	800	27,096
Enbridge Energy Management, LLC (a)	1	1
Enbridge Energy Partners, L.P.	2,071	63,994
Enbridge, Inc.	199	8,336
Enduro Royalty Trust	65,442	1,372,973
Energen Corporation	2,473	129,536
Energy Partners Ltd. (a)	47,286	769,816
Energy Transfer Equity, L.P.	4,140	173,714
Energy Transfer Partners, L.P.	4,700	233,261
Energy XXI (Bermuda) Ltd. (a) (b)	130,220	4,906,690
Enterprise Products Partners, L.P.	101	5,206
EQT Corporation	200	9,962
Equal Energy Ltd. (a)	5,702	16,707
EV Energy Partners, L.P.	25,878	1,642,477
EXCO Resources, Inc.	41,658	305,770
FX Energy, Inc. (a)	92,527	525,553
GasLog Ltd. (a)	43,800	511,584
Gastar Exploration Ltd. (a)	515,620	1,448,892
General Maritime Corporation (a)	27,134	345
Genesis Energy, L.P.	1,657	51,301
GeoMet, Inc. (a)	1,636	851
GeoResources, Inc. (a) (b)	83,467	3,147,541
Global Partners, L.P. (b)	25,867	606,322
Golar LNG Partners, L.P.	500	17,515
Gran Tierra Energy, Inc. (a)	14,187	91,506
Gulfport Energy Corporation (a) (b)	64,964	1,702,706
HollyFrontier Corporation	446	13,746
Hugoton Royalty Trust	44,837	594,539
Imperial Oil Ltd.	1,000	46,590
Inergy, L.P. (b)	165,521	3,226,004
Ivanhoe Energy, Inc. (a)	6,500	5,915
Laredo Petroleum Holdings, Inc. (a)	630	16,645
LRR Energy, L.P.	38,632	735,940
Magellan Midstream Partners, L.P.	200	14,164
Magellan Petroleum Corporation (a)	228	301
Magnum Hunter Resources Corporation (a)	109,346	679,039
Marathon Oil Corporation	200	5,868
MarkWest Energy Partners, L.P.	200	12,030
Martin Midstream Partners, L.P. (b)	27,029	951,421
McMoRan Exploration Company (a)	43,064	378,963
Memorial Production Partners, L.P. (b)	47,040	857,539

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Energy - 7.7% (Continued)
Oil, Gas & Consumable Fuels - 5.6% (Continued)
Mid-Con Energy Partners, L.P.	43,348	$1,020,412
MV Oil Trust	11,173	457,646
Natural Resource Partners, L.P.	425	10,604
Navios Maritime Acquisition Corporation	145	425
Niska Gas Storage Partners, LLC	40,140	509,778
North European Oil Royalty Trust	1,733	57,345
NuStar Energy, L.P.	3,061	168,324
NuStar GP Holdings, LLC	220	7,381
Oasis Petroleum, Inc. (a)	8,442	279,177
Oiltanking Partners, L.P.	16,258	476,034
ONEOK Partners, L.P.	177	9,869
Oxford Resource Partners, L.P. (b)	70,133	655,042
PAA Natural Gas Storage, L.P. (b)	50,860	964,306
Panhandle Oil & Gas, Inc.	301	8,293
Peabody Energy Corporation	100	3,111
Pembina Pipeline Corporation	298	8,999
Pengrowth Energy Corporation	800	7,176
Penn Virginia Corporation (b)	392,157	2,007,844
Penn Virginia Resource Partners, L.P.	1,348	34,360
Pioneer Southwest Energy Partners, L.P. (b)	38,087	1,080,528
Plains Exploration & Production Company (a)	400	16,340
PostRock Energy Corporation (a)	24,693	60,498
QEP Resources, Inc. (b)	26,079	803,494
QR Energy, L.P.	49,515	928,406
Quicksilver Resources, Inc. (a)	397,050	1,866,135
Range Resources Corporation	1,800	119,988
Regency Energy Partners, L.P.	700	17,626
Rentech, Inc. (a)	908,277	2,098,120
Resolute Energy Corporation (a)	919	9,751
Rhino Resource Partners, L.P. (b)	47,498	839,765
Rose Rock Midstream, L.P.	2,564	62,023
Rosetta Resources, Inc. (a) (b)	44,739	2,249,029
Sabine Royalty Trust (b)	16,861	974,566
Sanchez Energy Corporation (a)	16,586	402,045
SandRidge Mississippian Trust I	24,853	807,225
SandRidge Permian Trust	47,384	1,120,632
Saratoga Resources, Inc. (a)	2,004	14,028
SemGroup Corporation - Class A (a) (b)	97,220	3,091,596
SM Energy Company	200	13,222
Spectra Energy Partners, L.P.	45,388	1,474,202
Stone Energy Corporation (a) (b)	80,242	2,250,788
Sunoco Logistics Partners, L.P.	193	7,853
Syntroleum Corporation (a)	12,641	11,883
Targa Resources Corporation	13,010	625,651
Targa Resources Partners, L.P.	700	30,121
TC Pipelines, L.P.	1,200	52,644
Teekay Corporation (b)	67,462	2,435,378
Teekay LNG Partners, L.P.	1,608	66,635
Teekay Tankers Ltd. - Class A (b)	444,901	2,295,689
Tengasco, Inc. (a)	54,741	52,551
Tesoro Corporation (a)	2,100	48,825

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Energy - 7.7% (Continued)
Oil, Gas & Consumable Fuels - 5.6% (Continued)
Tesoro Logistics, L.P.	19,153	$677,059
TransAtlantic Petroleum Ltd. (a) (b)	716,050	830,618
TransCanada Corporation	300	13,194
TransGlobe Energy Corporation (a) (b)	80,543	1,107,466
TransMontaigne Partners, L.P. (b)	19,568	667,269
Tsakos Energy Navigation Ltd. (b)	120,520	765,302
Ultra Petroleum Corporation (a)	1,600	31,616
Ur-Energy, Inc. (a) (b)	11,381	12,405
VAALCO Energy, Inc. (a)	109,383	992,104
Vanguard Natural Resources, LLC	191	5,522
Venoco, Inc. (a) (b)	277,444	3,082,403
VOC Energy Trust	29,403	661,861
Voyager Oil & Gas, Inc. (a) (b)	141,390	359,131
W&T Offshore, Inc.	9,246	182,793
Warren Resources, Inc. (a) (b)	353,366	1,091,901
Western Refining, Inc.	3,841	73,171
Westmoreland Coal Company (a) (b)	800	8,072
Williams Partners, L.P.	200	11,488
WPX Energy, Inc. (a)	1,712	30,080
ZaZa Energy Corporation (a) (b)	58,647	280,333
		97,266,178
Financials - 14.1%
Capital Markets - 2.7%
American Capital Ltd. (a) (b)	340,440	3,380,569
Apollo Global Management, LLC - Class A	49,286	632,832
Ares Capital Corporation	500	8,020
Arlington Asset Investment Corporation - Class A	4,990	117,315
Artio Global Investors, Inc.	1,326	4,800
BGC Partners, Inc. - Class A	241,677	1,684,489
BlackRock Kelso Capital Corporation	163,025	1,573,191
BlackRock, Inc. - Class A	100	19,158
Blackstone Group, L.P. (The)	78,873	1,069,518
Calamos Asset Management, Inc. - Class A (b)	187,534	2,422,939
Charles Schwab Corporation (The)	700	10,010
CIFC Corporation (a)	600	3,588
Cowen Group, Inc. (a)	128,022	322,615
Diamond Hill Investment Group, Inc.	2,571	195,113
Duff & Phelps Corporation (b)	251,171	3,993,619
E*TRADE Financial Corporation (a) (b)	632,050	6,718,691
Edelman Financial Group, Inc.	5,465	48,256
Ellington Financial, LLC (b)	36,074	719,316
Epoch Holding Corporation	20,128	543,456
Evercore Partners, Inc. - Class A (b)	30,350	802,150
FBR & Company (a)	1,478	3,917
Fifth Street Finance Corporation	400	3,928
Fortress Investment Group, LLC - Class A (b)	364,706	1,305,647
GAMCO Investors, Inc. - Class A	14,359	647,017
GFI Group, Inc. (b)	124,862	412,045
Gladstone Capital Corporation	46,443	372,008
Gladstone Investment Corporation	55,189	409,502
Gleacher & Company, Inc. (a)	60,692	63,120

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Financials - 14.1% (Continued)
Capital Markets - 2.7% (Continued)
Golub Capital BDC, Inc. (b)	114,966	$1,708,395
Harris & Harris Group, Inc. (a)	4,125	16,624
HFF, Inc. - Class A (a) (b)	83,149	1,358,655
Horizon Technology Finance Corporation	7,980	135,500
ICG Group, Inc. (a)	79,045	749,347
INTL FCStone, Inc. (a)	47,102	1,012,693
KBW, Inc. (b)	28,747	489,849
KKR & Company, L.P.	31,925	450,781
Knight Capital Group, Inc. - Class A (a)	10,502	137,996
Kohlberg Capital Corporation	978	6,034
Ladenburg Thalmann Financial Services, Inc. (a)	56,172	92,684
LPL Investment Holdings, Inc. (a)	2,994	107,455
Manning & Napier, Inc.	2,604	37,758
Medallion Financial Corporation	85,723	936,952
Medley Capital Corporation	113,057	1,276,413
Morgan Stanley	600	10,368
New Mountain Finance Corporation	16,535	223,388
NGP Capital Resources Company	33,047	201,256
Och-Ziff Capital Management Group, LLC (b)	251,319	2,206,581
Oppenheimer Holdings, Inc.	435	7,421
PennantPark Floating Rate Capital Ltd.	138	1,624
PennantPark Investment Corporation (b)	73,699	770,155
Piper Jaffray Companies, Inc. (a)	14,328	347,454
Prospect Capital Corporation	5,895	64,373
Pzena Investment Management, Inc. - Class A	1,392	8,199
Raymond James Financial, Inc.	100	3,662
SEI Investments Company (b)	106,838	2,157,059
Solar Capital Ltd.	17,858	370,732
Steel Excel, Inc. (a)	7,937	211,918
Stifel Financial Corporation (a)	3,930	143,131
SWS Group, Inc.	59,615	336,229
THL Credit, Inc.	38,718	487,847
TICC Capital Corporation	62,251	573,332
Triangle Capital Corporation	15,167	306,525
U.S. Global Investors, Inc.	2,355	16,532
Virtus Investment Partners, Inc. (a)	3,405	287,382
Waddell & Reed Financial, Inc. - Class A	6,129	196,005
Walter Investment Management Corporation	45,303	916,480
Westwood Holdings Group, Inc.	600	22,068
WisdomTree Investments, Inc. (a)	95,047	812,652
		46,686,338
Commercial Banks - 3.5%
1st Source Corporation	23,859	541,361
ACNB Corporation	120	1,744
AmeriServ Financial, Inc. (a)	100	295
Ames National Corporation	95	2,098
Associated Banc-Corp (b)	17,659	235,394
Banco Latinoamericano de Comercio Exterior, S.A. - Class E - ADR	21,536	449,026
Bancorp, Inc. (The) (a) (b)	115,872	1,190,005
BancorpSouth, Inc.	3,651	49,179

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Financials - 14.1% (Continued)
Commercial Banks - 3.5% (Continued)
Bank of Hawaii Corporation	200	$9,778
Bank of Kentucky Financial Corporation	283	7,134
Bank of Marin Bancorp	157	5,820
Banner Corporation (b)	49,762	1,092,276
BBCN Bancorp, Inc. (a)	57,229	628,374
BOK Financial Corporation	41	2,338
Boston Private Financial Holdings, Inc.	1,009	9,404
Bridge Bancorp, Inc.	387	7,539
Bridge Capital Holdings (a)	1,177	17,996
Bryn Mawr Bank Corporation	399	8,575
BSB Bancorp, Inc. (a)	10,008	120,496
Camden National Corporation	836	27,187
Canadian Imperial Bank of Commerce	200	15,072
Capital Bank Corporation (a)	5,663	13,025
CapitalSource, Inc.	187,279	1,207,950
Cathay General Bancorp	34,945	601,753
CenterState Banks, Inc.	14,072	113,139
Central Pacific Financial Corporation (a)	62,941	895,021
Century Bancorp, Inc. - Class A	32	879
Citizens Republic Bancorp, Inc. (a)	40,935	690,573
City National Corporation	9,533	507,728
CNB Financial Corporation	54	888
CoBiz, Inc.	100	625
Commerce Bancshares, Inc. (b)	13,838	554,904
Credicorp Ltd.	182	23,826
CVB Financial Corporation	180,340	2,086,534
East West Bancorp, Inc. (b)	155,421	3,538,936
Eastern Virginia Bankshares, Inc. (a)	200	770
Encore Bancshares, Inc. (a)	34,133	700,068
Enterprise Bancorp, Inc.	492	7,916
Enterprise Financial Services Corporation	444	5,368
Farmers Capital Bank Corporation (a)	3	19
Financial Institutions, Inc.	400	6,768
First Bancorp (North Carolina)	204	2,044
First BanCorporation (Puerto Rico) (a)	4,800	20,448
First Bancorp, Inc. (The)	315	4,571
First California Financial Group, Inc. (a)	80,458	439,301
First Commonwealth Financial Corporation	111,108	714,424
First Community Bancshares, Inc.	11,370	152,244
First Connecticut Bancorp, Inc.	10	132
First Financial Corporation	14,965	448,950
First Horizon National Corporation	27,509	252,533
First Interstate BancSystem, Inc.	40,381	568,968
First Merchants Corporation	115,719	1,426,815
First Midwest Bancorp, Inc.	55,658	592,758
First Niagara Financial Group, Inc.	34,929	312,265
First of Long Island Corporation (The)	111	3,056
First Republic Bank (a)	1,100	36,333
First South Bancorp, Inc. (a)	341	1,470
FirstMerit Corporation	27,485	461,748
Fulton Financial Corporation (b)	323,986	3,398,613

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Financials - 14.1% (Continued)
Commercial Banks - 3.5% (Continued)
German American Bancorp, Inc.	200	$3,808
Guaranty Bancorp (a)	900	1,755
Hancock Holding Company (b)	16,366	526,658
Hanmi Financial Corporation (a)	16,594	173,075
Heartland Financial USA, Inc.	541	10,019
Heritage Commerce Corporation (a)	2,512	16,931
Home BancShares, Inc. (b)	79,148	2,306,373
Hudson Valley Holding Corporation	11,163	204,618
Huntington Bancshares, Inc.	311,284	2,082,490
International Bancshares Corporation	262	5,169
Lakeland Financial Corporation	12,332	321,125
MainSource Financial Group, Inc.	1,019	11,912
MB Financial, Inc.	27,832	575,287
Merchants Bancshares, Inc.	4	108
Metro Bancorp, Inc. (a)	2,161	25,003
Middleburg Financial Corporation	1,176	19,228
MidWestOne Financial Group, Inc.	144	3,010
National Penn Bancshares, Inc. (b)	120,468	1,110,715
NewBridge Bancorp (a)	100	436
Old Point Financial Corporation	100	1,077
OmniAmerican Bancorp, Inc. (a)	956	19,168
OptimumBank Holdings, Inc. (a)	9,723	24,307
Orrstown Financial Services, Inc.	409	3,162
Pacific Capital Bancorp (a)	13,411	610,871
Pacific Continental Corporation	9,372	83,317
Pacific Mercantile Bancorp (a)	100	597
PacWest Bancorp	37,494	893,107
Patriot National Bancorp (a)	6	11
Peapack-Gladstone Financial Corporation	179	2,726
Popular, Inc. (a) (b)	1,963,215	3,494,523
PrivateBancorp, Inc. (b)	264,829	4,165,760
Prosperity Bancshares, Inc.	8,144	379,918
Republic Bancorp, Inc. - Class A	219	5,153
Rurban Financial Corporation (a)	500	2,400
Seacoast Banking Corporation of Florida (a)	832	1,348
Signature Bank Corporation (a) (b)	24,109	1,583,720
Southwest Bancorp, Inc. (a)	49,364	448,719
State Bank Financial Corporation (a)	12,830	221,317
StellarOne Corporation	214	2,677
Sterling Financial Corporation (a)	41,015	796,511
Suffolk Bancorp (a)	49	582
Summit Financial Group, Inc. (a)	200	978
Sun Bancorp, Inc. (a) (b)	126,078	364,365
SVB Financial Group (a)	4,156	266,358
Synovus Financial Corporation (b)	1,099,814	2,309,609
TCF Financial Corporation	2	23
Trustmark Corporation	22,170	564,226
U.S. Bancorp	63,918	2,056,242
UMB Financial Corporation	10,770	517,499
Umpqua Holdings Corporation	67,860	898,466
Union First Market Bankshares Corporation	3,298	46,040

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Financials - 14.1% (Continued)
Commercial Banks - 3.5% (Continued)
United Community Banks, Inc. (a) (b)	200,120	$1,883,129
Univest Corporation of Pennsylvania	8,095	130,329
Virginia Commerce Bancorp (a)	2,343	18,346
Washington Banking Company	600	8,364
Washington Trust Bancorp, Inc.	5,618	132,978
Webster Financial Corporation	900	20,457
WesBanco, Inc.	19,131	391,803
West Bancorporation, Inc.	323	3,101
West Coast Bancorp (a) (b)	146,095	2,854,696
Western Alliance Bancorp (a)	30,773	270,187
Wilshire Bancorp, Inc. (a) (b)	494,102	2,648,387
Zions Bancorporation	10,653	217,215
		59,955,943
Consumer Finance - 0.2%
Credit Acceptance Corporation (a)	247	23,226
DFC Global Corporation (a)	9,812	171,514
EZCORP, Inc. - Class A (a)	5,003	134,030
First Marblehead Corporation (The) (a)	204	216
Imperial Holdings, Inc. (a)	7,846	30,050
Nelnet, Inc. - Class A (b)	126,590	3,268,554
		3,627,590
Diversified Financial Services - 0.3%
CBOE Holdings, Inc.	84	2,221
Citigroup, Inc.	220	7,269
CME Group, Inc.	100	26,582
Compass Diversified Holdings, Inc. (b)	32,514	477,306
FX Alliance, Inc. (a)	32,498	563,840
Gain Capital Holdings, Inc.	23,821	122,202
KKR Financial Holdings, LLC	1,100	9,988
MarketAxess Holdings, Inc. (b)	102,197	3,506,379
NewStar Financial, Inc. (a)	31,512	374,047
NYSE Euronext, Inc.	300	7,725
PICO Holdings, Inc. (a)	20,424	490,380
Primus Guaranty Ltd. (a)	845	5,662
Resource America, Inc. - Class A	1,672	11,687
ROI Acquisition Corporation (a)	16,595	167,609
Sprott Resource Lending Corporation	50	78
Texas Pacific Land Trust	2,169	123,633
		5,896,608
Insurance - 2.9%
Allied World Assurance Company Holdings A.G. (b)	40,942	2,946,186
Alterra Capital Holdings Ltd.	165	3,948
American Financial Group, Inc.	163	6,344
American International Group, Inc. (a)	304	10,345
American National Insurance Company (b)	19,292	1,354,298
American Safety Insurance Holdings Ltd. (a)	11,877	224,832
Arch Capital Group Ltd. (a)	2,721	106,881
Aspen Insurance Holdings Ltd.	926	26,224
Assurant, Inc.	500	20,170
Assured Guaranty Ltd.	55,594	788,323
Axis Capital Holdings Ltd.	17,150	583,443

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Financials - 14.1% (Continued)
Insurance - 2.9% (Continued)
Berkley (W.R.) Corporation	1,673	$63,005
Brown & Brown, Inc. (b)	89,095	2,402,892
Cincinnati Financial Corporation	200	7,124
CNO Financial Group, Inc. (a) (b)	471,875	3,430,531
Delphi Financial Group, Inc. - Class A (b)	147,741	6,710,396
Donegal Group, Inc. - Class A	333	4,536
Eastern Insurance Holdings, Inc.	1,690	25,857
EMC Insurance Group, Inc.	165	3,262
Employers Holdings, Inc. (b)	106,849	1,850,625
Endurance Specialty Holdings Ltd.	31,981	1,284,997
Erie Indemnity Company - Class A	167	12,842
FBL Financial Group, Inc. - Class A (b)	14,512	422,589
Fidelity National Financial, Inc. - Class A	492	9,481
First American Financial Corporation	48,809	817,551
Flagstone Reinsurance Holdings, S.A.	16,940	127,050
Genworth Financial, Inc. - Class A (a)	184	1,106
Global Indemnity plc (a)	2,233	40,216
Hanover Insurance Group, Inc. (The) (b)	47,461	1,915,526
HCC Insurance Holdings, Inc. (b)	90,809	2,902,256
Hilltop Holdings, Inc. (a)	28,743	227,932
Homeowners Choice, Inc.	5,200	72,852
Horace Mann Educators Corporation (b)	29,062	510,038
Independence Holding Company	1,820	19,347
Infinity Property & Casualty Corporation (b)	13,286	709,605
Kansas City Life Insurance Company (b)	17,858	581,099
Kemper Corporation	55,782	1,672,902
Maiden Holdings Ltd.	123,669	1,026,453
Manulife Financial Corporation	100	1,367
Meadowbrook Insurance Group, Inc. (b)	108,058	954,152
Mercury General Corporation (b)	64,564	2,917,647
MetLife, Inc.	200	7,206
Montpelier Re Holdings Ltd.	4,003	82,142
National Interstate Corporation	200	4,800
National Western Life Insurance Company	1,611	219,193
Old Republic International Corporation	9,048	90,028
PartnerRe Ltd.	200	13,924
Phoenix Companies, Inc. (The) (a)	41,236	86,596
Platinum Underwriters Holdings Ltd.	114	4,175
Presidential Life Corporation (b)	28,662	331,906
Primerica, Inc. (b)	78,156	2,050,032
ProAssurance Corporation	491	43,252
Protective Life Corporation (b)	4,027	117,830
RenaissanceRe Holdings Ltd.	200	15,612
Safety Insurance Group, Inc. (b)	9,934	395,870
SeaBright Holdings, Inc.	7,902	71,039
Selective Insurance Group, Inc. (b)	85,749	1,499,750
State Auto Financial Corporation	42	602
Sun Life Financial, Inc.	300	7,350
Symetra Financial Corporation (b)	530,127	6,446,344
Torchmark Corporation	200	9,742
United Fire Group, Inc.	44,911	773,367

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Financials - 14.1% (Continued)
Insurance - 2.9% (Continued)
Universal Insurance Holdings, Inc.	97,952	$405,521
Willis Group Holdings plc	162	5,907
		49,478,418
Real Estate Investment Trusts (REIT) - 3.6%
AG Mortgage Investment Trust, Inc. (b)	18,399	364,300
Alexandria Real Estate Equities, Inc.	200	14,984
American Assets Trust, Inc. (b)	15,357	361,043
American Campus Communities, Inc.	784	34,849
American Capital Agency Corporation	949	29,647
American Capital Mortgage Investment Corporation	37,673	856,307
Annaly Capital Management, Inc.	2,831	46,202
Anworth Mortgage Asset Corporation (b)	128,075	863,225
Apartment Investment & Management Company - Class A	32,092	871,298
Apollo Commercial Real Estate Finance, Inc. (b)	14,352	231,498
Arbor Realty Trust, Inc. (a)	478	2,682
ARMOUR Residential REIT, Inc. (b)	814,455	5,684,896
Associated Estates Realty Corporation	18,947	320,773
BioMed Realty Trust, Inc.	3,151	62,453
Brandywine Realty Trust	1,300	15,418
Camden Property Trust	1,473	99,678
Capstead Mortgage Corporation (b)	137,623	1,889,564
Care Investment Trust, Inc.	18,701	129,972
CBL & Associates Properties, Inc.	5,202	96,913
Cedar Realty Trust, Inc.	610	3,184
Chatham Lodging Trust	7,525	97,825
Chimera Investment Corporation (b)	628,017	1,814,969
Colonial Properties Trust	82,583	1,847,382
Colony Financial, Inc.	2,600	44,174
CommonWealth REIT (b)	116,472	2,183,850
Cousins Properties, Inc.	8,627	67,808
CreXus Investment Corporation (b)	213,542	2,240,056
CYS Investments, Inc.	63,376	870,152
DDR Corporation	2,100	31,080
DiamondRock Hospitality Company (b)	303,597	3,227,236
Digital Realty Trust, Inc.	100	7,509
Duke Realty Corporation	2,374	35,159
EastGroup Properties, Inc.	2,864	144,059
Education Realty Trust, Inc. (b)	424,453	4,783,585
Equity Lifestyle Properties, Inc.	318	22,241
Equity One, Inc.	4,131	85,842
Essex Property Trust, Inc.	100	15,797
Excel Trust, Inc.	66,077	792,263
Extra Space Storage, Inc.	16,266	493,673
Federal Realty Investment Trust	600	60,396
FelCor Lodging Trust, Inc. (a)	64,121	270,591
First Industrial Realty Trust, Inc. (a)	36,405	449,238
First Potomac Realty Trust	121,882	1,516,212
Franklin Street Properties Corporation	29,879	300,882
General Growth Properties, Inc.	600	10,680
Gladstone Commercial Corporation	13,720	233,103

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Financials - 14.1% (Continued)
Real Estate Investment Trusts (REIT) - 3.6% (Continued)
Government Properties Income Trust	29,945	$695,323
Gramercy Capital Corporation (a) (b)	586,641	1,507,667
Hatteras Financial Corporation	2,647	77,107
Hersha Hospitality Trust (b)	281,942	1,621,167
Home Properties, Inc. (b)	12,736	777,533
Hospitality Properties Trust	43,225	1,192,146
Hudson Pacific Properties, Inc.	21,936	347,247
Inland Real Estate Corporation	21,066	181,168
Invesco Mortgage Capital, Inc.	2,696	47,557
Kilroy Realty Corporation	2,200	104,390
Kimco Realty Corporation	600	11,646
Kite Realty Group Trust (b)	76,778	392,336
LaSalle Hotel Properties	11,001	323,539
Liberty Property Trust	9,720	354,294
LTC Properties, Inc. (b)	35,093	1,167,895
Macerich Company (The)	200	12,314
Mack-Cali Realty Corporation	13,684	393,004
Medical Properties Trust, Inc.	61,671	578,474
MFA Financial, Inc.	81,906	604,466
Mid-America Apartment Communities, Inc.	2,034	138,454
Mission West Properties, Inc.	18,546	162,834
MPG Office Trust, Inc. (a)	3,400	7,174
National Health Investors, Inc.	4,639	229,491
National Retail Properties, Inc.	15,952	436,766
New York Mortgage Trust, Inc.	6,589	45,266
Newcastle Investment Corporation	288,598	2,040,388
Omega Healthcare Investors, Inc.	11,178	239,321
One Liberty Properties, Inc. (b)	10,113	191,237
Pebblebrook Hotel Trust	1,700	40,936
Pennsylvania Real Estate Investment Trust	31,533	444,300
PennyMac Mortgage Investment Trust	26,838	544,543
Piedmont Office Realty Trust, Inc. - Class A (b)	119,666	2,122,875
Post Properties, Inc.	7,392	359,990
Potlatch Corporation	1,700	53,210
Prologis, Inc.	200	7,156
PS Business Parks, Inc.	9,225	629,606
Public Storage, Inc.	100	14,326
Regency Centers Corporation	2,232	100,351
Resource Capital Corporation (b)	194,938	1,052,665
Rouse Properties, Inc. (a)	53,642	720,948
Sabra Health Care REIT, Inc. (b)	40,269	674,103
Saul Centers, Inc. (b)	69,487	2,780,175
Select Income REIT (a)	37,200	851,136
Senior Housing Properties Trust	4,500	99,360
Sovran Self Storage, Inc.	10,159	535,379
STAG Industrial, Inc.	13,576	188,978
Starwood Property Trust, Inc. (b)	57,432	1,198,606
Summit Hotel Properties, Inc.	59,101	494,084
Sun Communities, Inc.	1,559	68,206
Sunstone Hotel Investors, Inc. (a)	140,069	1,428,704
Tanger Factory Outlet Centers, Inc.	6,378	199,759

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Financials - 14.1% (Continued)
Real Estate Investment Trusts (REIT) - 3.6% (Continued)
Taubman Centers, Inc.	518	$39,979
Terreno Realty Corporation	310	4,433
Two Harbors Investment Corporation	6,824	71,379
Universal Health Realty Income Trust	10,648	430,605
Urstadt Biddle Properties, Inc. - Class A	7,691	147,975
Vestin Realty Mortgage II, Inc. (a)	200	286
Weingarten Realty Investors	2,348	62,363
Winthrop Realty Trust (b)	23,519	250,948
		63,122,216
Real Estate Management & Development - 0.3%
AV Homes, Inc. (a)	127	1,584
Brookfield Asset Management, Inc. - Class A	24,182	797,522
Brookfield Office Properties, Inc.	432	7,845
CBRE Group, Inc. (a)	1,600	30,096
Consolidated-Tomoka Land Company	45	1,323
FirstService Corporation (a)	12,477	341,121
Forest City Enterprises, Inc. - Class A (a)	712	11,357
Forestar Group, Inc. (a)	33,481	514,938
Gazit-Globe Ltd.	420	4,481
Grubb & Ellis Company (a)	98	–
Howard Hughes Corporation (a)	120	8,053
Jones Lang LaSalle, Inc.	475	37,972
Kennedy-Wilson Holdings, Inc. (b)	21,178	297,763
MI Developments, Inc.	200	7,058
Preferred Apartment Communities, Inc. - Class A	698	5,640
Tejon Ranch Company (a) (b)	86,792	2,591,609
Thomas Properties Group, Inc.	20,139	98,278
		4,756,640
Thrifts & Mortgage Finance - 0.6%
America First Tax Exempt Investors, L.P.	62	363
Apollo Residential Mortgage, Inc.	38,395	696,869
Bank Mutual Corporation	4,377	17,070
BankFinancial Corporation	1,400	9,324
BankUnited, Inc.	262	6,445
Beneficial Mutual Bancorp, Inc. (a)	11,367	98,552
Brookline Bancorp, Inc.	15,521	139,379
Cape Bancorp, Inc. (a)	100	814
Charter Financial Corporation	5,132	46,188
Clifton Savings Bancorp, Inc.	161	1,645
Doral Financial Corporation (a) (b)	142,233	260,286
ESSA Bancorp, Inc.	54	527
Federal Agricultural Mortgage Corporation	12,408	283,647
Federal National Mortgage Association (a)	6,927	1,905
First Defiance Financial Corporation	64	1,100
First Financial Holdings, Inc.	33,238	383,567
First Financial Northwest, Inc. (a)	21	167
First PacTrust Bancorp, Inc.	1,005	11,045
Flagstar Bancorp, Inc. (a) (b)	109,741	95,519
Flushing Financial Corporation	424	5,525
Fox Chase Bancorp, Inc.	289	3,676
Freddie Mac (a)	53	15

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Financials - 14.1% (Continued)
Thrifts & Mortgage Finance - 0.6% (Continued)
Hudson City Bancorp, Inc.	746	$5,267
Kaiser Federal Financial Group, Inc.	269	3,763
Kearny Financial Corporation	598	5,801
Meridian Interstate Bancorp, Inc. (a)	68	911
Northfield Bancorp, Inc.	418	5,835
OceanFirst Financial Corporation	4,248	61,893
Ocwen Financial Corporation (a)	93,935	1,400,571
Oritani Financial Corporation	19,433	287,997
Peoples Federal Bancshares, Inc. (a)	19	313
People's United Financial, Inc.	101	1,246
PMI Group, Inc. (The) (a) (b)	394,653	4,933
Provident New York Bancorp	5,490	46,336
Rockville Financial, Inc.	5,065	59,311
Territorial Bancorp, Inc.	274	5,951
TFS Financial Corporation (a) (b)	189,421	1,862,008
TrustCo Bank Corporation (b)	87,222	477,104
United Financial Bancorp, Inc.	99	1,588
ViewPoint Financial Group, Inc.	543	8,639
Walker & Dunlop, Inc. (a)	4,534	59,169
Washington Federal, Inc. (b)	185,168	3,247,847
Westfield Financial, Inc.	1,012	7,560
WSFS Financial Corporation (b)	14,457	576,979
		10,194,650
Health Care - 13.4%
Biotechnology - 3.5%
ACADIA Pharmaceuticals, Inc. (a) (b)	336,608	504,912
Acorda Therapeutics, Inc. (a)	40,013	1,009,928
Aegerion Pharmaceuticals, Inc. (a)	41,070	511,322
AEterna Zentaris, Inc. (a)	146	92
Agenus, Inc. (a)	78,618	491,363
Allos Therapeutics, Inc. (a) (b)	500,500	910,910
AMAG Pharmaceuticals, Inc. (a)	44,970	704,230
Amicus Therapeutics, Inc. (a) (b)	189,258	923,579
Amylin Pharmaceuticals, Inc. (a)	4,772	123,643
Anacor Pharmaceuticals, Inc. (a)	67,206	372,993
Anthera Pharmaceuticals, Inc. (a)	68,013	106,100
Ardea Biosciences, Inc. (a)	35,542	1,132,368
ArQule, Inc. (a)	289,698	2,042,371
Array BioPharma, Inc. (a) (b)	1,128,601	3,938,818
AspenBio Pharma, Inc. (a)	100	66
Astex Pharmaceuticals, Inc. (a) (b)	260,886	459,159
AVEO Pharmaceuticals, Inc. (a)	75,186	864,639
AVI BioPharma, Inc. (a)	370,038	308,723
BioCryst Pharmaceuticals, Inc. (a)	69,691	252,281
BioMarin Pharmaceutical, Inc. (a)	6,584	228,465
BioMimetic Therapeutics, Inc. (a)	22,771	60,799
Celldex Therapeutics, Inc. (a) (b)	503,940	2,297,966
Cepheid (a)	75	2,881
Chelsea Therapeutics International Ltd. (a)	620,825	1,316,149
Clovis Oncology, Inc. (a)	200	3,586
Codexis, Inc. (a) (b)	195,803	708,807

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Health Care - 13.4% (Continued)
Biotechnology - 3.5% (Continued)
Coronado Biosciences, Inc. (a)	7,433	$49,281
Curis, Inc. (a)	14,874	71,246
Cyclacel Pharmaceuticals, Inc. (a)	2,310	1,340
Cytokinetics, Inc. (a)	229,628	231,924
CytRx Corporation (a)	3,109	1,010
Dendreon Corporation (a) (b)	425,051	4,951,844
Discovery Laboratories, Inc. (a)	286,441	882,238
DUSA Pharmaceuticals, Inc. (a)	71,649	419,863
Dyax Corporation (a)	4,381	7,141
Dynavax Technologies Corporation (a) (b)	424,105	2,124,766
Emergent BioSolutions, Inc. (a) (b)	81,291	1,142,951
Exelixis, Inc. (a) (b)	525,192	2,520,922
Geron Corporation (a) (b)	1,700,004	2,856,007
GTx, Inc. (a)	45,021	140,916
Halozyme Therapeutics, Inc. (a)	143,026	1,157,080
Human Genome Sciences, Inc. (a)	159,687	2,348,996
Infinity Pharmaceuticals, Inc. (a)	35,600	480,600
Inovio Pharmaceuticals, Inc. (a)	4,141	2,195
Isis Pharmaceuticals, Inc. (a)	458	3,664
Keryx Biopharmaceuticals, Inc. (a)	8,787	13,971
Lexicon Pharmaceuticals, Inc. (a)	129,564	209,894
Ligand Pharmaceuticals, Inc. (a)	1,332	17,995
Maxygen, Inc. (a)	44,169	249,555
Medivation, Inc. (a)	100	8,088
Momenta Pharmaceuticals, Inc. (a)	4,838	76,827
Myrexis, Inc. (a)	1,091	3,295
Myriad Genetics, Inc. (a)	50,203	1,305,780
Nabi Biopharmaceuticals (a) (b)	229,398	383,095
Nanosphere, Inc. (a)	35,883	63,513
Neurocrine Biosciences, Inc. (a) (b)	115,612	858,997
NPS Pharmaceuticals, Inc. (a)	34,324	245,760
OncoGenex Pharmaceuticals, Inc. (a)	74,139	963,807
Onyx Pharmaceuticals, Inc. (a) (b)	64,384	2,930,116
OPKO Health, Inc. (a)	964	4,579
Orexigen Therapeutics, Inc. (a)	39,206	137,221
Peregrine Pharmaceuticals, Inc. (a)	56,437	26,525
Pharmacyclics, Inc. (a)	27,529	758,699
PharmAthene, Inc. (a)	303	491
Progenics Pharmaceuticals, Inc. (a)	76,756	843,548
Protalix BioTherapeutics, Inc. (a)	75,746	526,435
QLT, Inc. (a) (b)	96,875	645,188
Regeneron Pharmaceuticals, Inc. (a)	218	29,487
Repligen Corporation (a)	149,089	657,483
Rigel Pharmaceuticals, Inc. (a)	32,547	251,588
Rosetta Genomics Ltd. (a)	75	13
SciClone Pharmaceuticals, Inc. (a)	32,933	197,269
Seattle Genetics, Inc. (a)	91	1,799
SIGA Technologies, Inc. (a)	45,642	150,619
Synageva BioPharma Corporation (a)	20,029	760,701
Synta Pharmaceuticals Corporation (a)	80,336	349,462
Targacept, Inc. (a) (b)	382,011	1,814,552

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Health Care - 13.4% (Continued)
Biotechnology - 3.5% (Continued)
Theravance, Inc. (a)	194	$4,198
Transition Therapeutics, Inc. (a)	313	582
Trius Therapeutics, Inc. (a)	179,219	962,406
United Therapeutics Corporation (a)	2,171	94,981
Vanda Pharmaceuticals, Inc. (a)	123,173	545,656
Vical, Inc. (a) (b)	343,092	1,070,447
XOMA Corporation (a)	267,116	771,965
YM BioSciences, Inc. (a) (b)	1,823,087	3,172,171
Zalicus, Inc. (a) (b)	1,026,786	1,078,125
		60,857,017
Health Care Equipment & Supplies - 3.1%
Abaxis, Inc. (a)	833	29,671
Abiomed, Inc. (a)	114	2,774
Accuray, Inc. (a)	56,921	438,292
Alere, Inc. (a)	39,891	952,996
Align Technology, Inc. (a)	13,529	429,005
Alphatec Holdings, Inc. (a)	12,198	26,592
Analogic Corporation (b)	43,740	2,983,505
AngioDynamics, Inc. (a)	3,300	40,854
Anika Therapeutics, Inc. (a)	164,334	2,803,538
Antares Pharma, Inc. (a)	524,447	1,652,008
ArthroCare Corporation (a) (b)	197,980	4,941,581
AtriCure, Inc. (a)	7,826	64,173
Atrion Corporation	378	87,182
Boston Scientific Corporation (a)	7,259	45,441
C.R. Bard, Inc.	200	19,792
Cantel Medical Corporation (b)	107,323	2,519,944
Cardica, Inc. (a)	470	987
Cardiovascular Systems, Inc. (a) (b)	17,892	176,415
CareFusion Corporation (a)	1,500	38,865
CAS Medical Systems, Inc. (a)	710	1,661
CONMED Corporation	17,892	511,532
CryoLife, Inc. (a)	1,282	6,782
Cutera, Inc. (a)	7,006	61,653
Cyberonics, Inc. (a) (b)	22,015	843,175
Cynosure, Inc. - Class A (a)	91,514	1,891,594
DENTSPLY International, Inc.	200	8,212
Derma Sciences, Inc. (a)	152	1,474
EnteroMedics, Inc. (a)	516	1,522
Exactech, Inc. (a)	101	1,566
Gen-Probe, Inc. (a) (b)	36,684	2,991,580
Given Imaging Ltd. (a) (b)	58,459	1,135,274
Greatbatch, Inc. (a)	29,645	690,432
Haemonetics Corporation (a)	2,440	174,631
Hill-Rom Holdings, Inc. (b)	115,973	3,763,324
IDEXX Laboratories, Inc. (a)	1,600	140,688
IMRIS, Inc. (a)	28,958	97,299
Integra LifeSciences Holdings Corporation (a)	25,780	959,789
Invacare Corporation	11,144	176,632
IRIS International, Inc. (a)	38,414	502,455
Masimo Corporation (a) (b)	17,768	393,206

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Health Care - 13.4% (Continued)
Health Care Equipment & Supplies - 3.1% (Continued)
Medical Action Industries, Inc. (a)	96	$530
Merit Medical Systems, Inc. (a) (b)	65,352	863,953
MISONIX, INC. (a)	800	1,560
Natus Medical, Inc. (a) (b)	48,482	593,420
NuVasive, Inc. (a)	66,094	1,095,178
OraSure Technologies, Inc. (a)	74,909	859,206
Orthofix International N.V. (a)	41,712	1,719,369
Palomar Medical Technologies, Inc. (a) (b)	21,049	183,126
PhotoMedex, Inc. (a)	5,000	76,950
ResMed, Inc. (a)	8,818	299,900
Rochester Medical Corporation (a)	300	3,018
Sirona Dental Systems, Inc. (a) (b)	68,426	3,456,197
Solta Medical, Inc. (a)	80,621	262,018
Spectranetics Corporation (The) (a) (b)	378,753	3,973,119
STAAR Surgical Company (a)	844	9,259
STERIS Corporation	365	11,465
Stryker Corporation	200	10,914
SurModics, Inc. (a)	21,744	321,594
Symmetry Medical, Inc. (a) (b)	154,303	1,097,094
Synergetics USA, Inc. (a)	32,927	214,684
Syneron Medical Ltd. (a) (b)	110,340	1,155,260
TearLab Corporation (a)	19,900	81,590
Teleflex, Inc.	15,322	960,230
Thoratec Corporation (a)	39,642	1,379,938
Tornier N.V. (a) (b)	61,036	1,448,995
TranS1, Inc. (a)	5,487	19,479
Uroplasty, Inc. (a)	100	304
Vascular Solutions, Inc. (a)	5,710	64,808
Vermillion, Inc. (a) (b)	29,769	60,431
Volcano Corporation (a)	4,669	126,763
West Pharmaceutical Services, Inc.	9,094	408,321
Young Innovations, Inc.	133	4,522
ZELTIQ Aesthetics, Inc. (a)	13,191	82,048
Zimmer Holdings, Inc.	200	12,586
		52,465,925
Health Care Providers & Services - 3.5%
Acadia Healthcare Company, Inc. (a)	19,380	309,305
AdCare Health Systems, Inc. (a)	100	361
Alliance HealthCare Services, Inc. (a) (b)	88,757	121,597
Almost Family, Inc. (a)	12,770	311,333
Amedisys, Inc. (a)	23,433	345,168
AmSurg Corporation (a) (b)	56,361	1,620,942
Assisted Living Concepts, Inc. - Class A	62,793	1,124,623
Capital Senior Living Corporation (a) (b)	89,344	865,743
CardioNet, Inc. (a)	1,250	3,525
Catalyst Health Solutions, Inc. (a)	32,539	2,810,393
Centene Corporation (a) (b)	43,536	1,723,590
Chindex International, Inc. (a)	5,023	49,075
Community Health Systems, Inc. (a) (b)	181,456	4,416,639
Corvel Corporation (a)	100	4,349
Cross Country Healthcare, Inc. (a) (b)	254,658	1,173,973

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Health Care - 13.4% (Continued)
Health Care Providers & Services - 3.5% (Continued)
DaVita, Inc. (a)	200	$17,716
Emeritus Corporation (a)	21,300	366,360
Ensign Group, Inc. (The) (b)	11,613	310,183
Five Star Quality Care, Inc. (a) (b)	424,228	1,455,102
Hanger Orthopedic Group, Inc. (a) (b)	38,122	897,773
HCA Holdings, Inc.	332	8,937
Health Management Associates, Inc. - Class A (a) (b)	293,054	2,109,989
HealthSouth Corporation (a) (b)	42,484	951,217
Henry Schein, Inc. (a)	200	15,348
HMS Holdings Corporation (a)	3,969	95,494
Kindred Healthcare, Inc. (a)	106,643	1,028,039
Landauer, Inc. (b)	12,104	638,123
LCA-Vision, Inc. (a)	72,035	533,059
LHC Group, Inc. (a)	46,460	822,807
LifePoint Hospitals, Inc. (a) (b)	63,938	2,494,861
Lincare Holdings, Inc.	322	7,857
Magellan Health Services, Inc. (a) (b)	20,006	885,866
MedCath Corporation (a) (b)	64,148	506,128
MEDNAX, Inc. (a)	3,795	266,561
Metropolitan Health Networks, Inc. (a) (b)	226,412	1,693,562
MModal, Inc. (a) (b)	159,495	2,035,156
Molina Healthcare, Inc. (a)	29,720	762,318
MWI Veterinary Supply, Inc. (a)	700	66,080
National Healthcare Corporation	14,594	665,486
National Research Corporation	601	29,052
Omnicare, Inc.	600	20,904
Owens & Minor, Inc.	151,685	4,435,269
PDI, Inc. (a)	62	503
PharMerica Corporation (a)	30,931	367,151
Providence Service Corporation (The) (a)	141,678	1,991,993
Quest Diagnostics, Inc.	200	11,538
RadNet, Inc. (a)	2,923	9,032
Select Medical Holdings Corporation (a) (b)	171,420	1,469,069
Sharps Compliance Corporation (a)	138	524
Skilled Healthcare Group, Inc. - Class A (a) (b)	263,094	2,017,931
Team Health Holdings, Inc. (a) (b)	86,527	1,863,792
Tenet Healthcare Corporation (a) (b)	819,707	4,254,279
Triple-S Management Corporation (a) (b)	53,342	1,123,383
U.S. Physical Therapy, Inc. (b)	90,431	2,204,708
Universal American Corporation (b)	357,310	3,280,106
Universal Health Services, Inc. - Class B	200	8,542
Vanguard Health Systems, Inc. (a)	50,634	449,630
VCA Antech, Inc. (a)	52,290	1,237,181
WellCare Health Plans, Inc. (a) (b)	40,602	2,484,030
		60,773,255
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	61,823	684,999
Computer Programs & Systems, Inc.	11,133	663,415
Epocrates, Inc. (a)	254	2,068
iCad, Inc. (a)	500	230
MedAssets, Inc. (a) (b)	290,868	3,667,845

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Health Care - 13.4% (Continued)
Health Care Technology - 0.6% (Continued)
Medidata Solutions, Inc. (a) (b)	66,355	$1,719,258
Merge Healthcare, Inc. (a)	229,795	988,119
Omnicell, Inc. (a) (b)	158,037	2,255,188
SXC Health Solutions Corporation (a)	115	10,417
		9,991,539
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	100	4,218
Albany Molecular Research, Inc. (a)	5,702	18,189
BioDelivery Sciences International, Inc. (a)	9,463	35,959
Bio-Rad Laboratories, Inc. - Class A (a)	100	10,799
Bruker Corporation (a) (b)	179,812	2,702,574
Cambrex Corporation (a) (b)	269,951	1,749,283
Charles River Laboratories International, Inc. (a) (b)	126,203	4,483,993
Complete Genomics, Inc. (a)	21,500	58,050
Compugen Ltd. (a)	52,397	276,656
Covance, Inc. (a)	3,553	166,138
Enzo Biochem, Inc. (a)	3,030	8,302
eResearchTechnology, Inc. (a)	325,146	2,568,653
Furiex Pharmaceuticals, Inc. (a)	11,140	160,082
Harvard Bioscience, Inc. (a) (b)	16,288	64,989
Illumina, Inc. (a)	200	8,906
Luminex Corporation (a)	2,356	58,994
MEDTOX Scientific, Inc. (a)	17,087	377,623
Mettler-Toledo International, Inc. (a)	173	31,022
Nordion, Inc. (b)	290,422	2,657,361
Pacific Biosciences of California, Inc. (a) (b)	162,158	437,827
PAREXEL International Corporation (a) (b)	29,707	800,307
PerkinElmer, Inc. (b)	162,245	4,477,962
pSivida Corporation (a)	1,095	2,519
Thermo Fisher Scientific, Inc.	200	11,130
		21,171,536
Pharmaceuticals - 1.5%
Alimera Sciences, Inc. (a)	36,847	113,857
Auxilium Pharmaceuticals, Inc. (a)	47,071	843,512
Biostar Pharmaceuticals, Inc. (a)	778	1,300
Cardiome Pharma Corporation (a) (b)	150,282	84,158
Columbia Laboratories, Inc. (a)	814	594
Corcept Therapeutics, Inc. (a)	138,888	519,441
Cornerstone Therapeutics, Inc. (a)	1,332	7,859
Cumberland Pharmaceuticals, Inc. (a)	499	3,653
DepoMed, Inc. (a)	4,628	28,185
DURECT Corporation (a) (b)	287,486	201,240
Eli Lilly & Company	5,894	243,953
Endo Pharmaceuticals Holdings, Inc. (a)	200	7,028
Endocyte, Inc. (a)	178,939	1,277,624
Hospira, Inc. (a)	200	7,024
ISTA Pharmaceuticals, Inc. (a) (b)	416,497	3,769,298
Jazz Pharmaceuticals plc (a) (b)	49,984	2,550,684
Medicines Company (The) (a) (b)	23,790	525,521
Medicis Pharmaceutical Corporation - Class A	4,020	154,649
NuPathe, Inc. (a)	17,568	63,596

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Health Care - 13.4% (Continued)
Pharmaceuticals - 1.5% (Continued)
Obagi Medical Products, Inc. (a)	63,204	$829,236
Omeros Corporation (a)	82,994	734,497
Pain Therapeutics, Inc. (a)	1,511	6,120
Par Pharmaceutical Companies, Inc. (a) (b)	61,966	2,623,640
Pernix Therapeutics Holdings, Inc. (a)	29,331	252,247
Perrigo Company	100	10,490
POZEN, Inc. (a) (b)	264,086	1,758,813
Questcor Pharmaceuticals, Inc. (a) (b)	73,653	3,307,020
Salix Pharmaceuticals Ltd. (a) (b)	52,383	2,587,720
Santarus, Inc. (a)	168,116	1,070,899
Sucampo Pharmaceuticals, Inc. (a)	71,227	592,609
Tianyin Pharmaceutical Company, Inc. (a)	410	325
Valeant Pharmaceuticals International, Inc. (a)	194	10,792
Warner Chilcott plc (a)	15,400	334,950
XenoPort, Inc. (a)	335	1,531
Zogenix, Inc. (a)	205,527	376,114
		24,900,179
Industrials - 14.5%
Aerospace & Defense - 1.0%
AAR Corporation	34,786	537,444
Alliant Techsystems, Inc. (b)	40,736	2,171,229
American Science & Engineering, Inc.	3,944	257,583
Astronics Corporation (a)	5,610	178,117
Astronics Corporation - Class B (a)	552	17,283
Ceradyne, Inc.	22,454	568,535
Cubic Corporation (b)	57,953	2,679,167
Curtiss-Wright Corporation	12,096	426,868
DigitalGlobe, Inc. (a) (b)	29,829	366,002
Ducommun, Inc. (a)	25,349	299,118
Elbit Systems Ltd.	114	4,158
Esterline Technologies Corporation (a)	12,264	839,961
Exelis, Inc. (b)	206,233	2,377,866
GeoEye, Inc. (a)	84,829	1,944,281
Goodrich Corporation	200	25,092
HEICO Corporation	3,105	125,194
HEICO Corporation - Class A	19,533	629,549
Hexcel Corporation (a)	29,855	817,430
Huntington Ingalls Industries, Inc. (a)	23,247	917,094
LMI Aerospace, Inc. (a) (b)	21,438	392,101
Sparton Corporation (a)	1,466	14,660
Spirit AeroSystems Holdings, Inc. - Class A (a)	400	10,000
Teledyne Technologies, Inc. (a)	2,175	140,548
Textron, Inc.	200	5,328
Triumph Group, Inc.	13,480	846,814
		16,591,422
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a) (b)	408,646	2,165,824
Forward Air Corporation	16,100	543,858
Hub Group, Inc. - Class A (a) (b)	35,654	1,247,890
Park-Ohio Holdings Corporation (a) (b)	75,263	1,624,928
UTi Worldwide, Inc. (b)	163,279	2,721,861

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Industrials - 14.5% (Continued)
Air Freight & Logistics - 0.6% (Continued)
XPO Logistics, Inc. (a) (b)	95,841	$1,591,919
		9,896,280
Airlines - 0.7%
Alaska Air Group, Inc. (a)	580	19,604
Canadian Helicopters Group, Inc. (b)	5,506	187,613
Copa Holdings, S.A. - Class A (b)	45,726	3,717,981
Delta Air Lines, Inc. (a)	1,000	10,960
Hawaiian Holdings, Inc. (a)	156,627	886,509
Pinnacle Airlines Corporation (a)	1,391	632
SkyWest, Inc.	183,677	1,651,256
Southwest Airlines Company	20	166
United Continental Holdings, Inc. (a)	400	8,768
US Airways Group, Inc. (a)	531,071	5,448,788
		11,932,277
Building Products - 0.3%
A.O. Smith Corporation (b)	19,955	949,858
Ameresco, Inc. - Class A (a) (b)	97,415	1,187,489
American Woodmark Corporation	9,167	164,548
Apogee Enterprises, Inc.	46,061	707,497
Armstrong World Industries, Inc.	689	30,343
Builders FirstSource, Inc. (a)	1,234	5,146
Fortune Brands Home & Security, Inc. (a) (b)	7,863	178,805
Gibraltar Industries, Inc. (a) (b)	46,590	629,897
Insteel Industries, Inc.	21	239
Lennox International, Inc.	935	40,579
NCI Building Systems, Inc. (a)	23,375	280,266
Nortek, Inc. (a)	200	9,150
Owens Corning, Inc. (a)	1,100	37,785
Patrick Industries, Inc. (a)	27,531	356,251
Quanex Building Products Corporation	43,075	793,872
U.S. Home Systems, Inc.	6,293	55,189
		5,426,914
Commercial Services & Supplies - 2.2%
A.T. Cross Company - Class A (a)	294	3,375
ABM Industries, Inc.	12,274	285,739
ACCO Brands Corporation (a)	18,700	196,350
Acorn Energy, Inc.	51,846	647,557
Asta Funding, Inc.	2,284	19,368
Brink's Company (The) (b)	49,315	1,252,601
Casella Waste Systems, Inc. (a) (b)	3,281	19,784
Cenveo, Inc. (a)	186	532
Clean Harbors, Inc. (a)	412	28,115
Copart, Inc. (a) (b)	116,379	3,073,569
Corrections Corporation of America (a) (b)	89,677	2,590,769
Courier Corporation	8	82
Covanta Holding Corporation	4,391	70,476
Encore Capital Group, Inc. (a)	37,170	880,929
EnergySolutions, Inc. (a)	160,988	677,759
Ennis, Inc.	9	142
Fuel Tech, Inc. (a)	56,901	263,452
G&K Services, Inc.	37,593	1,235,306

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Industrials - 14.5% (Continued)
Commercial Services & Supplies - 2.2% (Continued)
Geo Group, Inc. (The) (a)	15,667	$324,464
Healthcare Services Group, Inc.	10,073	213,749
Heritage-Crystal Clean, Inc. (a)	1,782	37,689
Herman Miller, Inc. (b)	28,878	563,987
InnerWorkings, Inc. (a)	98	1,128
Interface, Inc. - Class A (b)	156,928	2,222,100
Intersections, Inc.	1,295	15,579
Iron Mountain, Inc.	1,000	30,370
KAR Auction Services, Inc. (a) (b)	140,809	2,590,886
Kimball International, Inc. - Class B	1,187	8,107
McGrath RentCorp	10,799	317,707
Metalico, Inc. (a)	143,031	463,420
Mine Safety Appliances Company	26,296	1,116,528
Multi-Color Corporation (b)	9,493	202,391
NL Industries, Inc.	503	7,077
Perma-Fix Environmental Services, Inc. (a)	153	231
Pitney Bowes, Inc.	500	8,565
Progressive Waste Solutions Ltd.	1,487	32,208
R.R. Donnelley & Sons Company	53,594	670,461
Republic Services, Inc.	206	5,638
Ritchie Bros. Auctioneers, Inc.	18,018	380,720
Rollins, Inc.	35,438	753,058
Schawk, Inc. (b)	19,134	257,735
Standard Parking Corporation (a)	11,334	216,026
Steelcase, Inc. - Class A (b)	421,306	3,640,084
Stericycle, Inc. (a)	200	17,320
SYKES Enterprises, Inc. (a) (b)	109,797	1,740,282
Team, Inc. (a)	36,337	1,076,665
Tetra Tech, Inc. (a)	11,135	297,305
TMS International Corporation - Class A (a)	12,555	151,664
TRC Companies, Inc. (a)	28,977	190,669
UniFirst Corporation (b)	53,454	3,247,865
US Ecology, Inc.	23,056	499,854
Viad Corp (b)	33,833	611,701
Waste Connections, Inc. (b)	136,487	4,398,976
		37,558,114
Construction & Engineering - 0.8%
AECOM Technology Corporation (a) (b)	118,440	2,613,971
Argan, Inc.	12,463	181,711
Comfort Systems USA, Inc.	24,410	258,258
Dycom Industries, Inc. (a) (b)	29,932	700,110
EMCOR Group, Inc.	134	3,929
Great Lakes Dredge & Dock Corporation	44,361	328,715
KBR, Inc.	200	6,772
Layne Christensen Company (a)	459	9,432
Michael Baker Corporation (a)	25,521	574,988
MYR Group, Inc. (a) (b)	183,122	3,061,800
Northwest Pipe Company (a)	7,237	150,602
Orion Marine Group, Inc. (a)	31,558	218,381
Pike Electric Corporation (a)	14,501	119,198
Primoris Services Corporation (b)	105,221	1,517,287

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Industrials - 14.5% (Continued)
Construction & Engineering - 0.8% (Continued)
Quanta Services, Inc. (a)	500	$11,060
Sterling Construction Company, Inc. (a)	91,551	896,284
Tutor Perini Corporation (a)	99,640	1,515,524
URS Corporation (b)	44,811	1,851,142
		14,019,164
Electrical Equipment - 0.7%
Active Power, Inc. (a)	1,900	1,681
A-Power Energy Generation Systems Ltd. (a)	112,992	38,417
AZZ, Inc.	9,513	491,917
Babcock & Wilcox Company (The) (a)	70,851	1,742,935
Belden, Inc.	5,656	196,716
Brady Corporation - Class A (b)	98,969	3,071,008
China Electric Motor, Inc. (a)	1,771	193
Coleman Cable, Inc. (a) (b)	33,253	282,651
EnerSys (a)	22,513	786,829
Franklin Electric Company, Inc.	8,968	449,745
FuelCell Energy, Inc. (a)	380,454	471,763
Generac Holdings, Inc. (a)	22,660	545,653
General Cable Corporation (a) (b)	58,826	1,731,837
Hubbell, Inc. - Class B	6,021	483,125
Jinpan International Ltd. (b)	43,765	378,130
New Energy Systems Group (a)	1,119	560
Orion Energy Systems, Inc. (a)	301	632
Plug Power, Inc. (a)	35	46
Preformed Line Products Company (b)	3,665	211,580
Regal-Beloit Corporation	800	54,112
Sensata Technologies Holding N.V. (a)	796	25,281
SL Industries, Inc. (a)	189	3,478
Thermon Group Holdings, Inc. (a)	26,722	593,763
Thomas & Betts Corporation (a)	4,038	290,373
Vicor Corporation (b)	128,231	893,770
		12,746,195
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc. (b)	63,887	3,517,618
General Electric Company	600	11,748
Standex International Corporation (b)	41,114	1,811,483
Tyco International Ltd.	173	9,711
		5,350,560
Machinery - 3.0%
Accuride Corporation (a)	54,650	396,212
Alamo Group, Inc. (b)	45,535	1,533,619
Albany International Corporation - Class A	7,026	169,186
Altra Holdings, Inc. (a)	3,395	62,061
American Railcar Industries, Inc. (a) (b)	132,707	3,580,435
Ampco-Pittsburgh Corporation (b)	45,924	853,268
Astec Industries, Inc. (a)	22,788	713,037
Barnes Group, Inc.	14,312	377,837
Blount International, Inc. (a)	17,527	283,412
Cascade Corporation (b)	46,878	2,206,547
Chart Industries, Inc. (a) (b)	19,613	1,499,022
China Yuchai International Ltd. (b)	10,406	147,453

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Industrials - 14.5% (Continued)
Machinery - 3.0% (Continued)
CIRCOR International, Inc. (b)	61,625	$1,917,770
CNH Global N.V. (a)	100	4,577
Columbus McKinnon Corporation (a) (b)	40,316	597,886
Commercial Vehicle Group, Inc. (a)	79,137	842,018
Crane Company (b)	8,194	361,601
Duoyuan Printing, Inc. (a)	105,760	17,979
Dynamic Materials Corporation	12,898	235,775
Federal Signal Corporation (a)	126,988	655,258
Flow International Corporation (a)	97,691	401,510
Gardner Denver, Inc. (b)	48,579	3,164,436
Gorman-Rupp Company (The)	24,249	698,371
Graco, Inc. (b)	28,429	1,515,550
Graham Corporation	9,121	201,392
Greenbrier Companies, Inc. (The) (a)	59,768	1,030,998
Hardinge, Inc. (b)	45,945	518,260
Hurco Companies, Inc. (a) (b)	12,329	324,623
IDEX Corporation	5,304	229,716
John Bean Technologies Corporation	74,224	1,186,842
Kadant, Inc. (a) (b)	48,778	1,261,887
Kaydon Corporation	2,200	53,966
Kennametal, Inc.	492	20,777
L.B. Foster Company - Class A (b)	21,243	569,525
Lincoln Electric Holdings, Inc.	20,345	997,108
Lydall, Inc. (a)	705	7,438
Manitex International, Inc. (a)	13,870	132,181
Manitowoc Company, Inc. (The) (b)	326,883	4,527,330
Meritor, Inc. (a)	149,147	970,947
Met-Pro Corporation	3,841	38,256
Middleby Corporation (a)	298	30,238
Mueller Water Products, Inc. - Class A (b)	297,307	1,067,332
NACCO Industries, Inc. - Class A (b)	7,625	865,209
NN, Inc. (a)	46,559	368,282
Nordson Corporation	940	50,666
Omega Flex, Inc. (a)	55	740
Oshkosh Corporation (a)	35,097	801,265
Pall Corporation	200	11,922
Parker-Hannifin Corporation	200	17,538
Pentair, Inc.	8,764	379,832
RBC Bearings, Inc. (a)	6,281	294,453
Robbins & Myers, Inc. (b)	26,526	1,292,081
Sauer-Danfoss, Inc. (b)	59,410	2,573,047
SmartHeat, Inc. (a)	25,109	186,058
Sun Hydraulics Corporation	106	2,653
Tecumseh Products Company - Class A (a)	1,533	5,856
Tennant Company (b)	39,120	1,733,016
Timken Company	356	20,118
Toro Company (The)	30,885	2,207,042
Trimas Corporation (a) (b)	103,934	2,287,587
Trinity Industries, Inc.	28,160	833,536
Valmont Industries, Inc.	450	55,768
WABCO Holdings, Inc. (a) (b)	7,135	449,719

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Industrials - 14.5% (Continued)
Machinery - 3.0% (Continued)
Wabtec Corporation	475	$36,945
Watts Water Technologies, Inc. - Class A (b)	29,692	1,093,259
Westport Innovations, Inc. (a)	1,237	38,718
Woodward, Inc.	822	34,187
Xerium Technologies, Inc. (a)	13,702	64,399
Xylem, Inc.	675	18,819
		51,126,351
Marine - 0.3%
Box Ships, Inc.	4,893	43,058
Costamare, Inc. (b)	48,762	687,544
Danaos Corporation (a)	900	3,546
Diana Containerships, Inc.	112,411	700,321
Diana Shipping, Inc. (a) (b)	105,188	826,778
DryShips, Inc. (a)	122,800	388,048
Global Ship Lease, Inc. (a)	31,997	123,828
International Shipholding Corporation	3,242	68,601
Kirby Corporation (a)	437	29,004
Navios Maritime Holdings, Inc. (b)	265,828	1,015,463
Navios Maritime Partners, L.P.	42,676	693,485
Safe Bulkers, Inc.	121,300	830,905
Seaspan Corporation (b)	27,858	465,507
Star Bulk Carriers Corporation	49,330	49,330
		5,925,418
Professional Services - 1.3%
Acacia Research Corporation (a)	675	27,675
Barrett Business Services, Inc.	39,034	772,873
CDI Corporation (b)	57,472	1,019,553
Corporate Executive Board Company (The)	23,486	971,616
CRA International, Inc. (a)	25,033	511,925
Dun & Bradstreet Corporation (The)	100	7,778
Equifax, Inc. (b)	57,671	2,642,485
Exponent, Inc. (a)	8,021	383,404
Franklin Covey Company (a)	586	5,444
GP Strategies Corporation (a)	29,283	491,369
Heidrick & Struggles International, Inc. (b)	82,673	1,612,124
Hill International, Inc. (a)	400	1,424
Hudson Global, Inc. (a)	790	4,298
Huron Consulting Group, Inc. (a) (b)	29,489	1,039,192
ICF International, Inc. (a) (b)	61,982	1,545,831
IHS, Inc. - Class A (a)	1,760	177,883
Insperity, Inc.	12,569	342,757
Kforce, Inc. (a)	30,325	438,803
Korn/Ferry International (a)	28,187	455,220
Mistras Group, Inc. (a) (b)	91,854	2,155,813
Navigant Consulting, Inc. (a) (b)	90,716	1,262,767
Nielsen Holdings N.V. (a)	29,509	862,253
On Assignment, Inc. (a) (b)	97,863	1,831,017
Pendrell Corporation (a)	165,147	222,948
Resources Connection, Inc.	54,218	703,750
Robert Half International, Inc.	6,676	198,945
RPX Corporation (a)	52,255	902,966

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Industrials - 14.5% (Continued)
Professional Services - 1.3% (Continued)
Towers Watson & Company	1,300	$85,020
TrueBlue, Inc. (a)	36,053	622,275
Verisk Analytics, Inc. - Class A (a)	31,913	1,562,141
Volt Information Sciences, Inc. (a)	14,233	101,054
VSE Corporation	3,998	87,956
		23,050,559
Road & Rail - 1.7%
AMERCO	418	41,984
Arkansas Best Corporation (b)	182,069	2,792,938
Avis Budget Group, Inc. (a) (b)	124,548	1,639,052
Canadian Pacific Railway Ltd.	200	15,496
Celadon Group, Inc. (b)	126,475	1,976,804
Con-way, Inc.	1,869	60,742
Covenant Transportation Group, Inc. (a)	302	1,000
CSX Corporation	200	4,462
Genesee & Wyoming, Inc. - Class A (a)	447	24,098
Heartland Express, Inc. (b)	423,546	5,857,641
Hertz Global Holdings, Inc. (a)	600	9,246
J.B. Hunt Transport Services, Inc.	200	11,066
Kansas City Southern	200	15,404
Landstar System, Inc. (b)	21,455	1,149,344
Marten Transport Ltd. (b)	126,299	2,661,120
Old Dominion Freight Line, Inc. (a) (b)	28,444	1,264,905
Quality Distribution, Inc. (a) (b)	140,936	1,574,255
Roadrunner Transportation Systems, Inc. (a) (b)	136,705	2,371,832
Ryder System, Inc. (b)	54,455	2,653,048
Saia, Inc. (a) (b)	159,152	2,988,875
Swift Transportation Company (a) (b)	215,296	2,258,455
Universal Truckload Services, Inc.	15,417	240,505
USA Truck, Inc. (a)	605	4,162
Vitran Corporation, Inc. (a)	743	6,382
Werner Enterprises, Inc.	76	1,795
		29,624,611
Trading Companies & Distributors - 1.5%
Aceto Corporation (b)	240,038	2,160,342
AerCap Holdings N.V. (a)	1,052	12,172
Air Lease Corporation (a)	478	11,243
Aircastle Ltd. (b)	230,324	2,798,437
Applied Industrial Technologies, Inc. (b)	42,340	1,663,539
BlueLinx Holdings, Inc. (a)	1,120	3,080
CAI International, Inc. (a) (b)	42,691	881,996
DXP Enterprises, Inc. (a) (b)	38,546	1,671,740
Essex Rental Corporation (a)	589	2,315
GATX Corporation	1,637	70,178
H&E Equipment Services, Inc. (a) (b)	166,952	3,222,174
Interline Brands, Inc. (a) (b)	37,661	792,387
Kaman Corporation	29,819	1,025,177
Lawson Products, Inc.	4,240	61,734
MFC Industrial Ltd. (b)	130,086	973,043
MSC Industrial Direct Company, Inc. - Class A	8,330	614,004
RSC Holdings, Inc. (a)	16,292	386,446

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Industrials - 14.5% (Continued)
Trading Companies & Distributors - 1.5% (Continued)
SeaCube Container Leasing Ltd. (b)	104,780	$1,943,669
TAL International Group, Inc.	60,446	2,497,024
Textainer Group Holdings Ltd.	31,094	1,090,467
United Rentals, Inc. (a)	91,867	4,288,351
		26,169,518
Transportation Infrastructure - 0.1%
Aegean Marine Petroleum Network, Inc.	43,789	313,091
China Infrastructure Investment Corporation (a)	24,710	4,942
Wesco Aircraft Holdings, Inc. (a)	31,483	497,117
		815,150
Information Technology - 16.2%
Communications Equipment - 2.0%
ADTRAN, Inc.	1,125	34,335
Alliance Fiber Optic Products, Inc. (a)	15,217	133,301
Alvarion Ltd. (a)	27,960	20,973
ARRIS Group, Inc. (a)	18,575	240,175
Aruba Networks, Inc. (a) (b)	91,693	1,936,556
AudioCodes Ltd. (a)	2,000	4,700
Aviat Networks, Inc. (a)	188,104	479,665
Bel Fuse, Inc. - Class B	6,791	120,812
Black Box Corporation (b)	70,892	1,602,868
Brocade Communications Systems, Inc. (a) (b)	1,474,208	8,167,112
CalAmp Corporation (a)	30,604	183,012
Calix, Inc. (a)	128,444	1,022,414
Ceragon Networks Ltd. (a) (b)	51,533	476,680
Cogo Group, Inc. (a)	1,079	2,654
Communications Systems, Inc. (b)	10,847	141,119
Comverse Technology, Inc. (a)	63,750	411,187
Digi International, Inc. (a)	46	427
DragonWave, Inc. (a)	40,972	161,020
EchoStar Corporation - Class A (a) (b)	146,177	4,246,442
EMCORE Corporation (a)	1,463	6,613
Emulex Corporation (a) (b)	79,570	690,668
EXFO, Inc. (a)	1,016	7,244
Globecomm Systems, Inc. (a)	238	3,375
Harmonic, Inc. (a) (b)	686,930	3,242,310
Harris Corporation	200	9,108
Infinera Corporation (a)	60	430
InterDigital, Inc.	15	416
Ixia (a)	2,179	27,455
KVH Industries, Inc. (a)	21	210
Loral Space & Communications, Inc.	19,256	1,194,835
Motorola Mobility Holdings, Inc. (a)	1,100	42,702
NETGEAR, Inc. (a)	12,669	487,756
Network Engines, Inc. (a)	50,172	45,155
Oplink Communications, Inc. (a)	28,864	457,206
Opnext, Inc. (a) (b)	763,787	908,907
Optical Cable Corporation	600	1,794
PCTEL, Inc.	279	1,906
Plantronics, Inc.	218	8,354
Polycom, Inc. (a)	52,888	701,824

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Information Technology - 16.2% (Continued)
Communications Equipment - 2.0% (Continued)
Powerwave Technologies, Inc. (a)	29,003	$32,773
Radware Ltd. (a) (b)	41,437	1,594,496
ShoreTel, Inc. (a) (b)	491,128	2,352,503
Sierra Wireless, Inc. (a)	6,137	41,793
Sonus Networks, Inc. (a)	328,964	930,968
Symmetricom, Inc. (a)	1,524	8,473
Tellabs, Inc. (b)	406,389	1,532,086
Telular Corporation	6,012	54,228
TESSCO Technologies, Inc.	44,545	890,900
UTStarcom Holdings Corporation (a)	231,607	303,405
Westell Technologies, Inc. - Class A (a) (b)	57,363	130,788
Wi-LAN, Inc.	2,400	13,800
		35,109,933
Computers & Peripherals - 0.8%
3D Systems Corporation (a)	11,900	350,931
Cray, Inc. (a)	13,146	146,578
Datalink Corporation (a) (b)	192,157	1,956,158
Diebold, Inc. (b)	46,013	1,815,213
Dot Hill Systems Corporation (a)	215,047	268,809
Electronics For Imaging, Inc. (a) (b)	143,202	2,556,156
Fusion-io, Inc. (a)	5,439	139,510
Hewlett-Packard Company	200	4,952
Hutchinson Technology, Inc. (a)	34,629	71,336
Immersion Corporation (a)	64,220	349,999
Intermec, Inc. (a)	136,739	727,451
Lexmark International, Inc. - Class A	20,570	619,157
NCR Corporation (a) (b)	150,340	3,532,990
On Track Innovations Ltd. (a)	29,809	49,781
QLogic Corporation (a)	300	5,175
Quantum Corporation (a)	86,405	205,644
SMART Technologies, Inc. - Class A (a)	313,012	791,920
Xyratex Ltd.	64,327	934,028
		14,525,788
Electronic Equipment, Instruments & Components - 2.3%
Advanced Photonix, Inc. - Class A (a)	2,600	2,002
Aeroflex Holding Corporation (a) (b)	216,212	2,421,574
Agilysys, Inc. (a) (b)	127,691	1,118,573
Anixter International, Inc. (a)	6,418	440,147
Arrow Electronics, Inc. (a)	200	8,410
AVX Corporation (b)	163,137	2,071,840
Badger Meter, Inc.	26	961
Benchmark Electronics, Inc. (a) (b)	56,657	899,713
Brightpoint, Inc. (a)	5,591	34,217
Celestica, Inc. (a)	921	8,252
Checkpoint Systems, Inc. (a)	55,434	607,557
Coherent, Inc. (a)	12,896	678,330
Comverge, Inc. (a)	17,725	30,842
Corning, Inc.	26	373
CTS Corporation	6,626	71,097
Daktronics, Inc.	34,112	277,672
DDi Corporation	141,728	1,839,629

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Information Technology - 16.2% (Continued)
Electronic Equipment, Instruments & Components - 2.3% (Continued)
Electro Rent Corporation	20,535	$319,935
Electro Scientific Industries, Inc. (b)	41,790	595,925
eMagin Corporation (a) (b)	15,882	49,393
Fabrinet (a) (b)	84,132	1,415,100
FARO Technologies, Inc. (a)	6,718	376,074
FEI Company (a)	2,174	109,070
FLIR Systems, Inc.	294	6,603
Identive Group, Inc. (a) (b)	116,423	239,831
Ingram Micro, Inc. - Class A (a) (b)	144,842	2,818,625
Insight Enterprises, Inc. (a) (b)	145,334	2,951,734
InvenSence, Inc. (a)	8,242	132,531
Itron, Inc. (a) (b)	23,218	947,294
KEMET Corporation (a) (b)	151,847	1,292,218
Key Tronic Corporation (a)	33,091	382,201
LeCroy Corporation (a)	52,160	539,334
LGL Group, Inc. (a)	36	262
Littelfuse, Inc.	31,385	1,966,898
LoJack Corporation (a)	1,108	4,332
LRAD Corporation (a)	2,800	3,808
Mercury Computer Systems, Inc. (a) (b)	105,074	1,386,977
Mesa Laboratories, Inc.	1,239	61,504
Methode Electronics, Inc.	20,392	172,312
Molex, Inc.	600	16,554
Molex, Inc. - Class A	431	9,870
MTS Systems Corporation	41,474	1,989,508
Multi-Fineline Electronix, Inc. (a) (b)	49,760	1,318,142
Nam Tai Electronics, Inc.	4,172	20,777
National Instruments Corporation (b)	20,261	551,099
NeoPhotonics Corporation (a)	22,345	105,692
Netlist, Inc. (a)	48,552	121,866
Newport Corporation (a) (b)	67,048	1,144,509
Orbotech Ltd. (a) (b)	97,512	1,064,831
OSI Systems, Inc. (a)	17,869	1,194,721
Park Electrochemical Corporation	14,645	422,508
PC Connection, Inc.	58,972	472,956
PC Mall, Inc. (a)	2,830	17,489
Plexus Corporation (a)	19,262	623,511
Power-One, Inc. (a)	141,330	604,892
RadiSys Corporation (a)	21,132	134,188
Richardson Electronics Ltd.	737	9,294
Rofin-Sinar Technologies, Inc. (a)	19,798	498,910
Rogers Corporation (a)	1,881	72,024
Sanmina-SCI Corporation (a) (b)	93,504	832,186
SMTC Corporation (a)	100	389
TE Connectivity Ltd.	200	7,292
Tech Data Corporation (a)	343	18,450
Trimble Navigation Ltd. (a)	502	27,178
TTM Technologies, Inc. (a) (b)	69,381	716,706
Viasystems Group, Inc. (a)	3,670	81,804
Vishay Intertechnology, Inc. (a)	100	1,122
Vishay Precision Group, Inc. (a)	600	8,688

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Information Technology - 16.2% (Continued)
Electronic Equipment, Instruments & Components - 2.3% (Continued)
X-Rite, Inc. (a)	63,104	$349,596
Zygo Corporation (a)	27,763	549,430
		39,269,332
Internet Software & Services - 1.7%
Active Network, Inc. (The) (a)	19,996	335,933
AOL, Inc. (a) (b)	236,599	5,924,439
Autobytel, Inc. (a)	1,800	1,656
Bazaarvoice, Inc. (a)	39,473	781,960
Brightcove, Inc. (a)	59,843	1,122,056
comScore, Inc. (a)	39,214	781,143
Cornerstone OnDemand, Inc. (a)	13,100	272,218
Digital River, Inc. (a)	61,694	1,160,464
EarthLink, Inc.	25,828	209,723
EasyLink Services International Corporation - Class A (a) (b)	217,196	1,281,456
eGain Communications Corporation (a)	5,061	30,265
Envestnet, Inc. (a)	13,212	165,282
FriendFinder Networks, Inc. (a)	700	763
GigaMedia Ltd. (a)	36,221	45,276
GlobalSCAPE, Inc. (a)	212	396
Google, Inc. - Class A (a)	100	60,523
InfoSpace, Inc. (a) (b)	12,296	136,855
Internap Network Services Corporation (a) (b)	359,435	2,530,422
IntraLinks Holdings, Inc. (a) (b)	536,209	2,498,734
iPass, Inc. (a)	101,785	262,605
Keynote Systems, Inc.	7,940	146,096
Limelight Networks, Inc. (a)	177,206	485,544
LivePerson, Inc. (a)	41,527	659,449
MercadoLibre, Inc.	100	9,674
Millennial Media, Inc. (a)	39,424	747,873
Move, Inc. (a)	131,899	1,147,524
NIC, Inc.	21,204	237,273
Open Text Corporation (a)	200	11,198
Openwave Systems, Inc. (a)	238,512	615,361
Quepasa Corporation (a)	76	289
Rackspace Hosting, Inc. (a)	100	5,809
RealNetworks, Inc.	32,034	306,565
Responsys, Inc. (a) (b)	70,643	902,818
Saba Software, Inc. (a)	11,964	116,290
SciQuest, Inc. (a) (b)	35,545	527,843
SINA Corporation (a)	100	5,851
Sohu.com, Inc. (a)	164	8,458
Subaye, Inc. (a)	37,223	938
Support.com, Inc. (a)	45,441	164,951
Synacor, Inc. (a)	87,475	725,168
TechTarget, Inc. (a)	452	3,363
Tucows, Inc. (a)	6,600	9,438
ValueClick, Inc. (a)	90,442	1,915,562
Velti plc (a)	63,178	754,977
Vocus, Inc. (a)	84,688	1,095,016
WebMD Health Corporation (a)	14,816	337,064

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Information Technology - 16.2% (Continued)
Internet Software & Services - 1.7% (Continued)
WebMediaBrands, Inc. (a)	592	$521
XO Group, Inc. (a)	10,271	95,212
Yahoo!, Inc. (a)	600	9,324
Zix Corporation (a)	2,833	8,017
		28,655,635
IT Services - 2.8%
Acxiom Corporation (a) (b)	268,735	3,689,732
Booz Allen Hamilton Holding Corporation	57,521	983,609
Broadridge Financial Solutions, Inc. (b)	72,942	1,692,984
Cardtronics, Inc. (a) (b)	22,911	603,934
Cass Information Systems, Inc.	84	3,440
CGI Group, Inc. (a) (b)	88,176	1,978,669
China Information Technology, Inc. (a)	44,127	56,041
CIBER, Inc. (a)	247	1,028
Computer Sciences Corporation	100	2,806
Convergys Corporation (a)	145,203	1,941,364
CoreLogic, Inc. (a)	9,880	164,996
CSG Systems International, Inc. (a)	39,209	564,610
DST Systems, Inc. (b)	66,443	3,719,479
Euronet Worldwide, Inc. (a)	82,046	1,774,655
ExlService Holdings, Inc. (a) (b)	145,984	4,040,837
FleetCor Technologies, Inc. (a) (b)	61,669	2,439,009
Forrester Research, Inc.	9,737	345,177
Gartner, Inc. - Class A (a)	500	21,900
Genpact Ltd. (a)	9,284	154,857
Global Cash Access Holdings, Inc. (a)	124,184	1,049,355
Global Payments, Inc.	1,800	83,574
Hackett Group, Inc. (The) (a)	154,516	882,286
Heartland Payment Systems, Inc.	67,117	2,045,055
iGATE Corporation (a) (b)	95,766	1,863,606
InterXion Holding N.V. (a) (b)	45,722	917,641
Jack Henry & Associates, Inc.	500	16,980
Lender Processing Services, Inc. (b)	183,116	4,861,730
Lionbridge Technologies, Inc. (a)	1,856	5,104
LML Payment Systems, Inc. (a) (b)	69,130	141,717
Mattersight Corporation (a)	3,970	37,556
MAXIMUS, Inc.	44,403	1,964,833
ModusLink Global Solutions, Inc. (a)	322	1,594
MoneyGram International, Inc. (a) (b)	130,095	2,189,499
NeuStar, Inc. - Class A (a)	4,200	152,670
Online Resources Corporation (a)	119,208	337,359
PFSweb, Inc. (a)	40,308	161,635
PRGX Global, Inc. (a)	295	1,864
SAIC, Inc.	5,900	71,744
Sapient Corporation (b)	71,731	858,620
Startek, Inc. (a)	1,398	2,558
Syntel, Inc.	23,284	1,394,479
TeleTech Holdings, Inc. (a) (b)	50,552	765,863
Teradata Corporation (a)	200	13,956
TNS, Inc. (a) (b)	154,716	3,156,206
Total System Services, Inc.	4,670	109,838

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Information Technology - 16.2% (Continued)
IT Services - 2.8% (Continued)
Unisys Corporation (a)	8,729	$162,883
Wright Express Corporation (a)	15,592	995,081
		48,424,413
Office Electronics - 0.2%
Zebra Technologies Corporation - Class A (a) (b)	67,199	2,606,649

Semiconductors & Semiconductor Equipment - 3.2%
Advanced Energy Industries, Inc. (a)	2,187	26,113
Advanced Micro Devices, Inc. (a)	600	4,416
Alpha & Omega Semiconductor Ltd. (a) (b)	10,791	106,723
Amtech Systems, Inc. (a)	13,435	93,776
ANADIGICS, Inc. (a) (b)	544,902	1,204,233
Applied Micro Circuits Corporation (a)	7,430	41,459
Atmel Corporation (a)	984	8,728
ATMI, Inc. (a)	26,229	551,071
AuthenTec, Inc. (a)	228,540	742,755
Avago Technologies Ltd.	200	6,896
Axcelis Technologies, Inc. (a) (b)	833,475	1,133,526
AXT, Inc. (a)	126,727	645,041
Brooks Automation, Inc. (b)	15,470	181,927
CEVA, Inc. (a)	11,804	260,750
ChipMOS TECHNOLOGIES (Bermuda) LTD. (a)	131,513	1,762,274
Cohu, Inc.	22,531	247,390
CSR plc (a)	1,254	18,208
Cymer, Inc. (a)	227	11,768
DSP Group, Inc. (a)	52,902	345,979
Entegris, Inc. (a) (b)	78,660	696,141
Exar Corporation (a)	70,315	556,895
Fairchild Semiconductor International, Inc. (a) (b)	178,476	2,529,005
FormFactor, Inc. (a)	44,047	246,663
FSI International, Inc. (a)	931	4,720
GSI Technology, Inc. (a)	1,759	7,441
Inphi Corporation (a) (b)	48,322	490,468
Integrated Device Technology, Inc. (a)	123,161	833,800
Intermolecular, Inc. (a)	42,117	280,920
Intersil Corporation - Class A	133,888	1,375,030
IXYS Corporation (a) (b)	152,645	1,901,957
Kulicke & Soffa Industries, Inc. (a) (b)	364,756	4,778,304
Lattice Semiconductor Corporation (a)	151,512	827,256
LSI Corporation (a)	3,800	30,552
LTX-Credence Corporation (a) (b)	19,774	136,441
MagnaChip Semiconductor Corporation - ADR (a) (b)	149,221	1,757,823
Mattson Technology, Inc. (a) (b)	667,886	1,562,853
MaxLinear, Inc. - Class A (a)	1,700	8,245
MEMSIC, Inc. (a)	5,200	22,256
Micrel, Inc.	62,566	681,344
Micron Technology, Inc. (a)	1,300	8,567
Microsemi Corporation (a)	5,500	118,360
Mindspeed Technologies, Inc. (a) (b)	47,645	238,702
MKS Instruments, Inc.	36,888	1,019,953
Monolithic Power Systems, Inc. (a)	53,068	1,099,569

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Information Technology - 16.2% (Continued)
Semiconductors & Semiconductor Equipment - 3.2% (Continued)
Nanometrics, Inc. (a) (b)	63,494	$984,792
Nova Measuring Instruments Ltd. (a) (b)	150,470	1,328,650
Novellus Systems, Inc. (a)	1,543	72,135
NXP Semiconductors N.V. (a)	300	7,755
ON Semiconductor Corporation (a)	3,100	25,606
PDF Solutions, Inc. (a)	20,520	180,986
Pericom Semiconductor Corporation (a)	28,659	225,260
Pixelworks, Inc. (a)	1,861	4,653
PLX Technology, Inc. (a)	1,700	6,766
PMC-Sierra, Inc. (a) (b)	481,371	3,403,293
Power Integrations, Inc.	1,158	43,865
QuickLogic Corporation (a)	3,822	11,466
Rambus, Inc. (a)	176,887	900,355
Ramtron International Corporation (a)	2,000	4,640
RF Micro Devices, Inc. (a)	134,700	583,251
Semtech Corporation (a)	8,400	228,984
Sigma Designs, Inc. (a)	79,218	436,491
Silicon Image, Inc. (a) (b)	468,193	2,809,158
Spansion, Inc. - Class A (a)	52,114	628,495
Standard Microsystems Corporation (a) (b)	91,263	2,416,644
SunPower Corporation (a) (b)	330,601	1,854,672
Supertex, Inc. (a)	42,939	878,961
Teradyne, Inc. (a)	2,104	36,210
Tessera Technologies, Inc. (a) (b)	115,349	1,804,058
Tower Semiconductor Ltd. (a)	1,732	1,680
Trident Microsystems, Inc. (a)	27,553	12,261
TriQuint Semiconductor, Inc. (a)	58,679	286,354
Ultra Clean Holdings, Inc. (a)	171,911	1,177,590
Ultratech, Inc. (a)	113,837	3,635,954
Veeco Instruments, Inc. (a)	94,473	2,852,140
Vitesse Semiconductor Corporation (a)	2,760	8,114
Volterra Semiconductor Corporation (a)	11,500	378,235
		55,835,772
Software - 3.2%
Actuate Corporation (a) (b)	376,041	2,669,891
Advent Software, Inc. (a)	9,412	254,030
Allot Communications Ltd. (a) (b)	41,459	1,017,404
ANSYS, Inc. (a)	186	12,475
Ariba, Inc. (a) (b)	128,576	4,911,603
Aspen Technology, Inc. (a)	14,947	295,652
AVG Technologies N.V. (a)	76,403	1,058,182
Blackbaud, Inc.	5,000	154,900
BMC Software, Inc. (a)	200	8,252
Bottomline Technologies, Inc. (a) (b)	21,160	497,895
BSQUARE Corporation (a)	9,363	28,089
CA, Inc.	300	7,926
Cadence Design Systems, Inc. (a)	3,000	35,010
CDC Corporation - Class A (a)	42,312	201,828
ClickSoftware Technologies Ltd. (b)	80,627	873,190
CommVault Systems, Inc. (a) (b)	37,843	1,970,485

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Information Technology - 16.2% (Continued)
Software - 3.2% (Continued)
Compuware Corporation (a) (b)	360,968	$3,147,641
Datawatch Corporation (a)	370	4,780
Deltek, Inc. (a)	25,324	264,383
Digimarc Corporation (a) (b)	7,678	200,780
Ellie Mae, Inc. (a)	15,511	201,023
EPIQ Systems, Inc.	37,668	427,908
ePlus, inc. (a)	3,908	115,911
FactSet Research Systems, Inc.	100	10,486
Fair Isaac Corporation	15,874	680,995
FalconStor Software, Inc. (a)	2,723	8,959
Fortinet, Inc. (a)	196	5,120
Guidance Software, Inc. (a)	105,950	1,005,466
Guidewire Software, Inc. (a)	33,226	904,412
Imperva, Inc. (a)	13,749	478,053
Informatica Corporation (a)	200	9,204
Interactive Intelligence Group, Inc. (a)	100	2,966
Kenexa Corporation (a) (b)	76,951	2,513,989
Majesco Entertainment Company (a)	27,600	67,620
Manhattan Associates, Inc. (a)	12,521	627,928
Mentor Graphics Corporation (a)	91,734	1,325,556
MicroStrategy, Inc. - Class A (a)	202	28,236
MIND C.T.I. Ltd.	1,027	1,818
Monotype Imaging Holdings, Inc. (a)	30,385	431,163
Net 1 UEPS Technologies, Inc. (a) (b)	93,753	825,026
NetScout Systems, Inc. (a) (b)	62,767	1,298,649
NetSol Technologies, Inc. (a)	36,006	17,463
NetSuite, Inc. (a)	192	8,521
OPNET Technologies, Inc.	18,696	432,999
Parametric Technology Corporation (a)	14,810	319,600
Pegasystems, Inc.	1,555	57,830
Pervasive Software, Inc. (a)	10,407	64,419
Progress Software Corporation (a)	1,568	36,284
PROS Holdings, Inc. (a)	48,302	951,066
Qlik Technologies, Inc. (a)	1,200	34,572
Quest Software, Inc. (a) (b)	352,887	8,211,681
RealPage, Inc. (a)	40,775	740,066
Red Hat, Inc. (a)	100	5,961
Rovi Corporation (a)	100	2,860
salesforce.com, inc. (a)	100	15,573
Sapiens International Corporation N.V. (a)	505	1,692
SeaChange International, Inc. (a)	109,006	896,029
Smith Micro Software, Inc. (a)	412,811	829,750
SolarWinds, Inc. (a) (b)	151,554	7,109,398
Solera Holdings, Inc. (b)	28,534	1,282,318
SS&C Technologies Holdings, Inc. (a)	78,259	1,860,216
Tangoe, Inc. (a)	55,728	1,141,309
TeleCommunication Systems, Inc. (a)	107,547	207,566
TIBCO Software, Inc. (a)	200	6,580
TigerLogic Corporation (a)	100	219
VASCO Data Security International, Inc. (a) (b)	199,043	1,550,545
Verint Systems, Inc. (a) (b)	14,431	436,393

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Information Technology - 16.2% (Continued)
Software - 3.2% (Continued)
VMware, Inc. - Class A (a)	100	$11,172
Zynga, Inc. - Class A (a)	1,529	12,752
		54,829,718
Materials - 6.5%
Chemicals - 2.2%
A. Schulman, Inc. (b)	26,349	648,449
Agrium, Inc.	100	8,790
Albemarle Corporation	200	13,060
Arabian American Development Company (a)	68,547	598,415
Cabot Corporation (b)	74,051	3,193,820
Calgon Carbon Corporation (a)	20,119	278,447
Chemtura Corporation (a) (b)	115,526	1,966,252
Cytec Industries, Inc.	5,692	361,840
Ecolab, Inc.	22,097	1,407,358
Ferro Corporation (a)	164	851
Flotek Industries, Inc. (a) (b)	275,585	3,758,979
FMC Corporation	100	11,045
FutureFuel Corporation	252	2,480
Georgia Gulf Corporation (a) (b)	88,017	3,120,203
H.B. Fuller Company	37,312	1,227,565
Huntsman Corporation (b)	274,180	3,882,389
Innophos Holdings, Inc.	16,842	828,121
Innospec, Inc. (a)	38,719	1,170,475
International Flavors and Fragrances, Inc.	200	12,042
KMG Chemicals, Inc.	261	4,500
Koppers Holdings, Inc.	46,799	1,819,545
Kraton Performance Polymers, Inc. (a)	6,639	172,614
Landec Corporation (a)	6,499	41,853
LSB Industries, Inc. (a) (b)	39,560	1,341,875
Methanex Corporation	300	10,548
Minerals Technologies, Inc. (b)	8,929	599,136
Mosaic Company (The)	200	10,564
Olin Corporation (b)	90,623	1,899,458
OM Group, Inc. (a)	41,572	1,002,717
OMNOVA Solutions, Inc. (a)	126,914	995,006
PolyOne Corporation	37,158	515,010
PPG Industries, Inc.	100	10,524
Quaker Chemical Corporation	16,574	719,312
Rentech Nitrogen Partners, L.P. (a)	200	5,894
Rockwood Holdings, Inc. (a)	100	5,534
RPM International, Inc.	500	13,285
Solutia, Inc. (b)	81,833	2,319,147
Stepan Company	5,499	499,639
TOR Minerals International, Inc. (a)	77	1,359
TPC Group, Inc. (a) (b)	45,716	1,919,158
Tredegar Corporation (b)	23,771	412,427
Valspar Corporation (The)	97	4,961
W.R. Grace & Company (a)	277	16,512
Westlake Chemical Corporation	485	31,016
Zep, Inc.	29,968	427,044
		37,289,219

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Materials - 6.5% (Continued)
Construction Materials - 0.1%
CaesarStone Sdot-Yam Ltd. (a)	47,200	$584,336
Eagle Materials, Inc.	108	3,804
Headwaters, Inc. (a)	192,309	834,621
Vulcan Materials Company	300	12,843
		1,435,604
Containers & Packaging - 1.0%
AEP Industries, Inc. (a)	6,216	216,752
Aptargroup, Inc.	700	38,157
Bemis Company, Inc. (b)	145,626	4,716,826
Boise, Inc. (b)	414,976	3,170,417
Crown Holdings, Inc. (a)	200	7,396
Graphic Packaging Holding Company (a)	24,075	128,801
Myers Industries, Inc.	38,783	641,083
Owens-Illinois, Inc. (a)	1,419	32,992
Packaging Corporation of America (b)	75,883	2,215,025
Rock-Tenn Company - Class A	484	30,168
Sealed Air Corporation	69	1,323
Silgan Holdings, Inc. (b)	50,829	2,229,868
Sonoco Products Company	108,300	3,587,979
UFP Technologies, Inc. (a)	22,816	415,023
		17,431,810
Metals & Mining - 2.9%
Agnico-Eagle Mines Ltd.	4,100	163,672
Alexco Resource Corporation (a) (b)	146,978	939,189
Almaden Minerals Ltd. (a) (b)	171,563	404,889
Augusta Resource Corporation (a)	1,550	3,952
AuRico Gold, Inc. (a)	20,847	190,959
Aurizon Mines Ltd. (a)	390,747	2,113,941
Banro Corporation (a) (b)	78,008	333,094
Barrick Gold Corporation	200	8,086
Brigus Gold Corporation (a) (b)	728,927	613,100
Cardero Resource Corporation (a)	2,235	2,011
Carpenter Technology Corporation (b)	36,797	2,048,121
CD International Enterprises, Inc. (a)	653	193
Century Aluminum Company (a)	6,859	63,103
China Gold International Resources Corporation Ltd. (a) (b)	18,551	84,319
Claude Resources, Inc. (a) (b)	214,013	192,612
Cliffs Natural Resources, Inc.	700	43,582
Commercial Metals Company (b)	221,691	3,276,593
Eldorado Gold Corporation	3,700	52,466
Endeavour Silver Corporation (a) (b)	184,156	1,707,126
Entrée Gold, Inc. (a) (b)	47,917	51,750
Exeter Resource Corporation (a) (b)	572,548	1,374,115
Extorre Gold Mines Ltd. (a)	119,469	506,549
First Majestic Silver Corporation (a)	500	7,885
Fortuna Silver Mines, Inc. (a) (b)	353,012	1,475,590
Franco-Nevada Corporation	774	34,722
Globe Specialty Metals, Inc.	49,839	664,852
Gold Reserve, Inc. (a)	14,682	63,133
Goldcorp, Inc.	200	7,652

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Materials - 6.5% (Continued)
Metals & Mining - 2.9% (Continued)
Golden Star Resources Ltd. (a) (b)	945,394	$1,446,453
Great Panther Silver Ltd. (a) (b)	1,355,605	2,955,219
Handy & Harman Ltd. (a)	587	8,494
Harry Winston Diamond Corporation (a) (b)	84,497	1,204,927
Haynes International, Inc.	6,414	400,041
Hecla Mining Company	4,400	18,832
IAMGOLD Corporation	600	7,440
International Tower Hill Mines Ltd. (a) (b)	224,790	863,194
Ivanhoe Mines Ltd. (a)	11,830	138,529
Keegan Resources, Inc. (a) (b)	395,133	1,280,231
Kinross Gold Corporation	20,600	184,370
MAG Silver Corporation (a) (b)	71,779	719,943
Materion Corporation (a)	27,041	668,183
Metals USA Holdings Corporation (a) (b)	200,941	3,030,190
Minco Gold Corporation (a)	65,093	39,381
Mines Management, Inc. (a)	42,197	74,689
Nevsun Resources Ltd. (b)	516,830	1,882,610
New Gold, Inc. (a)	23,100	210,210
Noranda Aluminum Holding Corporation (b)	180,447	1,916,347
Northern Dynasty Minerals Ltd. (a) (b)	36,298	204,721
NovaGold Resources, Inc. (a)	150,704	1,080,548
Pan American Silver Corporation	56,856	1,109,260
Paramount Gold and Silver Corporation (a)	8	20
Platinum Group Metals Ltd. (a)	121,554	176,253
Pretium Resources, Inc. (a)	200	3,380
Primero Mining Corporation (a)	24,981	69,447
Qiao Xing Universal Resources, Inc. (a) (d)	3,200	1,016
Quest Rare Minerals Ltd. (a)	14,725	29,303
Reliance Steel & Aluminum Company	400	22,356
Revett Minerals, Inc. (a)	600	2,382
Richmont Mines, Inc. (a) (b)	148,670	1,037,717
Royal Gold, Inc.	498	30,856
Rubicon Minerals Corporation (a) (b)	684,937	2,095,907
Schnitzer Steel Industries, Inc. - Class A	109,422	4,362,655
Silver Bull Resources, Inc. (a)	200	108
Silver Standard Resources, Inc. (a)	82,478	1,189,333
Silver Wheaton Corporation	200	6,106
Silvercorp Metals, Inc.	62,213	431,136
Steel Dynamics, Inc. (b)	125,317	1,600,298
Stillwater Mining Company (a) (b)	23,189	248,818
Taseko Mines Ltd. (a) (b)	683,717	2,393,010
Thompson Creek Metals Company, Inc. (a)	106,159	629,523
Titanium Metals Corporation	271	4,003
U.S. Energy Corporation (a)	679	1,779
Universal Stainless & Alloy Products, Inc. (a) (b)	14,211	659,390
Worthington Industries, Inc.	5,889	105,060
Yamana Gold, Inc.	500	7,350
		50,978,274
Paper & Forest Products - 0.3%
Buckeye Technologies, Inc.	28,237	915,161
Clearwater Paper Corporation (a) (b)	19,256	634,870

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Materials - 6.5% (Continued)
Paper & Forest Products - 0.3% (Continued)
Domtar Corporation	300	$26,244
KapStone Paper and Packaging Corporation (a) (b)	133,130	2,404,328
Mercer International, Inc. (a)	105,293	722,310
Neenah Paper, Inc. (b)	19,590	559,491
Schweitzer-Mauduit International, Inc.	5,830	395,391
Verso Paper Corporation (a)	8,322	13,731
		5,671,526
Telecommunication Services - 1.5%
Diversified Telecommunication Services - 0.7%
8x8, Inc. (a)	1,885	7,785
AboveNet, Inc. (a)	34,851	2,898,558
Atlantic Tele-Network, Inc.	2,378	80,995
BCE, Inc.	1,000	40,530
Boingo Wireless, Inc. (a)	35,818	377,164
Cbeyond, Inc. (a)	6,624	42,592
CenturyLink, Inc.	16	617
Elephant Talk Communications, Inc. (a)	2,671	5,422
Frontier Communications Corporation	1,767	7,139
General Communication, Inc. - Class A (a) (b)	40,223	305,695
Globalstar, Inc. (a)	5,740	3,042
Hawaiian Telcom Holdco, Inc. (a)	5,468	113,680
HickoryTech Corporation	3,168	31,458
IDT Corporation - Class B (b)	196,081	1,651,002
Level 3 Communications, Inc. (a)	431	9,939
Lumos Networks Corporation (b)	138,084	1,248,279
Otelco, Inc.	17,220	102,803
Premiere Global Services, Inc. (a) (b)	133,090	1,191,156
Primus Telecommunications Group, Inc. (a)	6,000	104,400
SureWest Communications (b)	10,646	240,387
TELUS Corporation - Non-Voting Shares	2,500	146,775
Towerstream Corporation (a)	61,500	282,285
tw telecom, inc. (a)	2,531	55,125
Vonage Holdings Corporation (a) (b)	1,498,786	3,057,523
		12,004,351
Wireless Telecommunication Services - 0.8%
Cellcom Israel Ltd.	119,629	1,494,166
Clearwire Corporation - Class A (a)	1,703,724	2,495,956
Leap Wireless International, Inc. (a) (b)	29,930	167,907
MetroPCS Communications, Inc. (a)	169,552	1,237,730
NII Holdings, Inc. (a)	400	5,598
NTELOS Holdings Corporation (b)	164,952	3,335,329
Rogers Communications, Inc. - Class B	200	7,466
Shenandoah Telecommunications Company	6,870	76,601
Sprint Nextel Corporation (a)	853,582	2,116,883
Telephone and Data Systems, Inc.	51,169	1,242,895
United States Cellular Corporation (a)	21,124	828,483
		13,009,014
Utilities - 2.4%
Electric Utilities - 0.9%
ALLETE, Inc. (b)	55,174	2,273,721
Brookfield Infrastructure Partners, L.P.	1,123	35,420

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Utilities - 2.4% (Continued)
Electric Utilities - 0.9% (Continued)
Cleco Corporation	4,699	$191,719
El Paso Electric Company (b)	49,763	1,524,738
Empire District Electric Company (The)	25,894	531,345
Entergy Corporation	200	13,112
Hawaiian Electric Industries, Inc.	14,000	371,560
IDACORP, Inc. (b)	64,443	2,625,408
ITC Holdings Corporation	11,370	880,720
Northeast Utilities	17,060	627,296
NV Energy, Inc. (b)	144,416	2,404,526
OGE Energy Corporation	23,872	1,288,133
Pepco Holdings, Inc.	501	9,479
Pinnacle West Capital Corporation	3,176	153,560
PNM Resources, Inc.	14,955	280,556
Progress Energy, Inc.	200	10,644
Unisource Energy Corporation (b)	43,877	1,597,123
Unitil Corporation	11,618	307,412
Westar Energy, Inc.	3,290	94,390
		15,220,862
Gas Utilities - 0.6%
AGL Resources, Inc.	20,713	816,714
AmeriGas Partners, L.P.	23,356	946,385
Atmos Energy Corporation (b)	99,545	3,243,176
Chesapeake Utilities Corporation	1,988	83,536
Ferrellgas Partners, L.P.	307	4,565
National Fuel Gas Company	5,300	250,796
New Jersey Resources Corporation	41,469	1,793,120
ONEOK, Inc.	200	17,178
Questar Corporation	1,265	24,984
South Jersey Industries, Inc.	7,007	345,095
Southwest Gas Corporation	9,138	383,979
Star Gas Partners, L.P.	16,227	61,500
Suburban Propane Partners, L.P.	866	36,831
UGI Corporation	56,064	1,635,947
WGL Holdings, Inc.	530	21,258
		9,665,064
Independent Power Producers & Energy Traders - 0.2%
American DG Energy, Inc. (a)	200	464
Genie Energy Ltd. - Class B (b)	116,771	971,535
GenOn Energy, Inc. (a) (b)	1,193,395	2,541,931
Synthesis Energy Systems, Inc. (a) (b)	395,836	554,170
		4,068,100
Multi-Utilities - 0.5%
Alliant Energy Corporation	810	36,644
Ameren Corporation	3,229	105,879
CenterPoint Energy, Inc.	600	12,126
CMS Energy Corporation	426	9,794
Consolidated Edison, Inc.	200	11,890
Integrys Energy Group, Inc.	200	10,928
MDU Resources Group, Inc.	76,541	1,755,851
NorthWestern Corporation (b)	93,889	3,334,937
PG&E Corporation	200	8,836

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Utilities - 2.4% (Continued)
Multi-Utilities - 0.5% (Continued)
SCANA Corporation	200	$9,224
TECO Energy, Inc.	547	9,857
Vectren Corporation (b)	77,281	2,275,925
Wisconsin Energy Corporation	13,964	514,434
Xcel Energy, Inc.	4,700	127,182
		8,223,507
Water Utilities - 0.2%
American States Water Company (b)	13,811	503,273
American Water Works Company, Inc.	200	6,848
Aqua America, Inc.	6,856	155,700
Artesian Resources Corporation - Class A	200	3,818
California Water Service Group (b)	182,265	3,300,819
Cascal N.V. (a)	10,545	69,702
Consolidated Water Company Ltd.	17,069	122,385
Middlesex Water Company	105	1,949
SJW Corporation	1,100	26,510
Tri-Tech Holding, Inc. (a) (b)	8,574	51,015
York Water Company	2,262	39,517
		4,281,536

Total Common Stocks (Cost $1,464,243,922)		$1,575,321,070

CLOSED-END FUNDS - 5.4%	Shares	Value
Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.	5,841	$113,432
Aberdeen Indonesia Fund, Inc.	5,566	71,801
Aberdeen Israel Fund, Inc.	5,888	80,724
Aberdeen Latin America Equity Fund, Inc.	5,420	185,364
Advent/Claymore Convertible Securities & Income Fund	74,025	1,174,036
Advent/Claymore Enhanced Growth & Income Fund	7,439	73,051
Advent/Claymore Global Convertible Securities & Income Fund	103,154	693,195
AGIC Equity & Convertible Income Fund	51,588	907,433
AGIC Global Equity & Convertible Income Fund	21,914	303,071
AllianceBernstein Income Fund, Inc.	195,004	1,600,983
Alpine Global Premier Properties Fund	182,877	1,185,043
Alpine Total Dynamic Dividend Fund	21,163	98,196
American Select Portfolio, Inc.	23,008	239,053
American Strategic Income Portfolio, Inc.	8,686	100,497
American Strategic Income Portfolio, Inc. II	35,836	303,173
American Strategic Income Portfolio, Inc. III	22,834	160,066
Asia Pacific Fund, Inc. (The) (a)	14,762	154,558
Asia Tigers Fund, Inc. (The) (a)	114	1,532
Bancroft Fund Ltd.	7,400	121,656
BlackRock Build America Bond Trust	57,690	1,272,641
BlackRock California Municipal Income Trust	16,111	247,626
BlackRock Core Bond Trust	38,487	534,969
BlackRock Credit Allocation Income Trust I, Inc.	1,900	19,152
BlackRock Defined Opportunity Credit Trust	2,313	31,364
BlackRock Energy and Resources Trust	62,918	1,603,151

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 5.4% (Continued)	Shares	Value
BlackRock Enhanced Capital and Income Fund	49,158	$658,717
BlackRock Florida Municipal 2020 Term Trust	5,817	90,862
BlackRock International Growth & Income Trust	59,055	455,905
BlackRock Investment Quality Municipal Income Trust	3,586	47,694
BlackRock Muni New York Intermediate Duration Fund, Inc.	6,699	101,356
BlackRock MuniAssets Fund, Inc.	9,347	122,913
BlackRock Municipal 2020 Term Trust	6,787	108,999
BlackRock Municipal Income Investment Quality Trust	2,400	37,152
BlackRock MuniEnhanced Fund, Inc.	30,655	357,437
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	43,126	664,572
BlackRock MuniHoldings New York Insured Fund, Inc.	20,316	309,413
BlackRock MuniYield Arizona Fund, Inc.	3,825	55,883
BlackRock MuniYield California Fund, Inc.	1,200	18,960
BlackRock MuniYield California Quality Fund, Inc.	20,924	322,648
BlackRock MuniYield Michigan Quality Fund II, Inc.	18,195	256,368
BlackRock MuniYield Michigan Quality Fund, Inc.	27,453	415,089
BlackRock MuniYield New Jersey Fund, Inc.	4,889	78,028
BlackRock MuniYield New Jersey Quality Fund, Inc.	9,193	143,043
BlackRock MuniYield New York Quality Fund, Inc.	14,523	205,646
BlackRock MuniYield Pennsylvania Quality Fund	23,854	373,315
BlackRock MuniYield Quality Fund II, Inc.	18,061	251,590
BlackRock New Jersey Investment Quality Municipal Trust	1,592	21,635
BlackRock New York Investment Quality Municipal Trust, Inc.	2,322	34,528
BlackRock New York Municipal Bond Trust	789	12,521
BlackRock Resources & Commodities Strategy Trust	112,439	1,602,256
BlackRock S&P Quality Rankings Global Equity Managed Trust	12,603	160,688
BlackRock Utility and Infrastructure Trust	13,909	261,906
Blackstone/GSO Senior Floating Rate Term Fund	8,837	171,173
Boulder Growth & Income Fund, Inc.	52,233	316,010
Boulder Total Return Fund, Inc. (a)	30,455	517,430
CBRE Clarion Global Real Estate Income Fund	8,319	68,632
Central Europe & Russia Fund, Inc. (The)	13,016	437,468
Central GoldTrust (a)	1,200	75,588
Central Securities Corporation	1	22
China Fund, Inc. (The)	70,161	1,602,477
ClearBridge Energy MLP Opportunity Fund, Inc.	11,300	227,243
Clough Global Allocation Fund	21,503	293,946
Clough Global Equity Fund	53,287	685,271
Clough Global Opportunities Fund	135,022	1,548,702
Cohen & Steers Closed-End Opportunity Fund, Inc.	8,590	109,866
Cohen & Steers Global Income Builder, Inc.	59,394	628,389
Cohen & Steers Infrastructure Fund, Inc.	91,927	1,599,530
Cohen & Steers Quality Income Realty Fund, Inc.	45,531	463,961
Cohen & Steers REIT & Preferred Income Fund, Inc.	35,486	584,454
Cutwater Select Income Fund	302	5,950
Delaware Investments Dividend & Income Fund, Inc.	16,348	129,313
Delaware Investments Minnesota Municipal Income Fund II	18,178	260,673
Delaware Investments National Municipal Income Fund	7,318	99,232
Denali Fund (The)	1,659	24,420
Dividend and Income Fund, Inc.	71,416	259,240
Dow 30 Enhanced Premium & Income Fund, Inc.	2,140	23,797
Dow 30 Premium & Dividend Income Fund, Inc.	700	9,898

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 5.4% (Continued)	Shares	Value
Duff & Phelps Global Utility Income Fund, Inc.	19,337	$360,828
Eagle Capital Growth Fund, Inc.	100	678
Eaton Vance Enhanced Equity Income Fund	142,363	1,563,146
Eaton Vance Enhanced Equity Income Fund II	146,991	1,602,202
Eaton Vance Massachusetts Municipal Income Fund	459	6,825
Eaton Vance Michigan Municipal Income Trust	3,933	52,938
Eaton Vance Municipal Bond Fund	22,347	296,321
Eaton Vance New York Municipal Bond Fund	84	1,165
Eaton Vance Risk-Managed Diversified Equity Income Fund	154,813	1,602,315
Eaton Vance Short Duration Diversified Income Fund	2,252	38,104
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	28,842	505,889
Eaton Vance Tax-Advantaged Dividend Income Fund	33,956	563,670
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	58,410	1,123,224
Eaton Vance Tax-Managed Buy-Write Income Fund	81,192	1,096,092
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	123,886	1,598,129
Eaton Vance Tax-Managed Diversified Equity Income Fund	166,927	1,600,830
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (b)	135,829	1,504,985
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	170,959	1,530,083
Ellsworth Fund Ltd.	35,502	253,129
Engex, Inc. (a)	583	1,323
European Equity Fund, Inc. (The)	10,592	70,437
Federated Enhanced Treasury Income Fund	15,270	223,095
First Opportunity Fund, Inc. (a)	29,077	213,716
First Trust Active Dividend Income Fund (The)	30,801	257,804
First Trust Energy Infrastructure Fund	24,646	531,861
First Trust Enhanced Equity Income Fund	25,431	305,681
First Trust/Aberdeen Emerging Opportunity Fund	14,763	307,070
Fort Dearborn Income Securities, Inc.	7,847	125,709
Gabelli Convertible and Income Securities Fund, Inc. (The)	5,082	28,612
Gabelli Equity Trust, Inc. (The)	10,563	58,519
Gabelli Healthcare & WellnessRx Trust (The) (a)	12,547	106,524
Gabelli Multimedia Trust, Inc. (The)	73,069	514,406
GDL Fund (The)	62,326	763,494
General American Investors Company, Inc.	28,041	815,993
Global High Income Fund, Inc.	8,027	104,672
Greater China Fund, Inc.	4,712	53,623
Guggenheim Build America Bonds Managed Duration Trust	52,657	1,164,246
Guggenheim Enhanced Equity Strategy Fund	9,334	161,852
Guggenheim Equal Weight Enhanced Equity Income Fund	7,000	133,630
Helios Advantage Income Fund, Inc.	1	2
Helios Multi-Sector High Income Fund, Inc.	1	1
Herzfeld Caribbean Basin Fund, Inc. (a)	871	6,306
India Fund, Inc.	75,330	1,600,762
ING Risk Managed Natural Resources Fund	9,221	107,148
Invesco California Municipal Income Trust	18,784	289,461
Invesco California Municipal Securities	7,243	106,979
Invesco Municipal Income Opportunities Trust II	5,201	39,840
Invesco Municipal Income Opportunities Trust III	1,422	11,945
Invesco New York Quality Municipal Securities	2,390	38,192

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 5.4% (Continued)	Shares	Value
Invesco Quality Municipal Income Trust	338	$4,678
Invesco Quality Municipal Securities	14,662	220,370
Invesco Value Municipal Bond Trust	11,421	174,627
Invesco Van Kampen Massachusetts Value Municipal Income Trust	2,001	26,033
Invesco Van Kampen Pennsylvania Value Municipal Income Trust	2,401	35,367
Japan Equity Fund, Inc. (The)	1	5
Japan Smaller Capitalization Fund, Inc.	88,191	690,536
JF China Region Fund, Inc.	3,498	44,949
John Hancock Bank & Thrift Opportunity Fund	20,874	357,780
John Hancock Hedged Equity & Income Fund	1,821	30,138
John Hancock Tax-Advantaged Dividend Income Fund	24,288	432,084
Kayne Anderson Midstream/Energy Fund, Inc.	2,789	76,921
Korea Equity Fund, Inc. (a)	12,065	115,824
Latin American Discovery Fund, Inc.	5,093	78,432
Lazard Global Total Return & Income Fund, Inc.	8,894	132,343
Lazard World Dividend & Income Fund, Inc.	11,660	138,521
Liberty All-Star Equity Fund	115,549	566,190
Liberty All-Star Growth Fund, Inc.	165	716
LMP Capital and Income Fund, Inc.	34,672	460,097
Macquarie Global Infrastructure Total Return Fund, Inc.	24,909	459,571
Madison Strategic Sector Premium Fund	12,343	143,796
Madison/Claymore Covered Call & Equity Strategy Fund	47,435	384,698
Malaysia Fund, Inc.	1,987	19,671
Mexico Equity and Income Fund, Inc. (The) (a)	6,369	73,180
Mexico Fund, Inc. (The)	34,550	849,239
MFS InterMarket Income Trust I	10,890	91,258
MLP & Strategic Equity Fund	29,124	510,835
Montgomery Street Income Securities, Inc.	10,770	170,920
Morgan Stanley Asia-Pacific Fund, Inc. (a)	17,254	249,320
Morgan Stanley Eastern Europe Fund, Inc. (a)	10,655	171,545
Morgan Stanley Emerging Markets Debt Fund, Inc.	17,748	196,115
Morgan Stanley Emerging Markets Fund, Inc. (a)	23,298	339,918
Morgan Stanley Frontier Emerging Markets Fund	11,100	130,203
Neuberger Berman Real Estate Securities Income Fund, Inc.	77,983	340,786
New Germany Fund, Inc. (The)	21,924	327,545
New Ireland Fund, Inc. (The)	11,600	94,424
NFJ Dividend, Interest & Premium Strategy Fund	24,533	422,949
Nuveen AMT-Free Municipal Income Fund	1,891	27,967
Nuveen Arizona Dividend Advantage Municipal Fund	927	13,404
Nuveen Arizona Dividend Advantage Municipal Fund 2	224	3,293
Nuveen Arizona Dividend Advantage Municipal Fund 3	2,980	42,256
Nuveen Arizona Premium Income Municipal Fund, Inc.	5,960	86,599
Nuveen Build America Bond Opportunity Fund	37,237	795,382
Nuveen Build America Bond Term Fund	78,702	1,599,225
Nuveen California Dividend Advantage Municipal Fund	1,000	14,770
Nuveen California Dividend Advantage Municipal Fund 2	3,200	48,960
Nuveen California Premium Income Municipal Fund	3,200	48,544
Nuveen California Select Tax-Free Income Portfolio	9,360	138,715
Nuveen Connecticut Dividend Advantage Municipal Fund	5,137	76,747
Nuveen Connecticut Dividend Advantage Municipal Fund 2	3,017	44,953
Nuveen Connecticut Dividend Advantage Municipal Fund 3	6,407	89,634

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 5.4% (Continued)	Shares	Value
Nuveen Connecticut Premium Income Municipal Fund	9,330	$133,606
Nuveen Diversified Dividend and Income Fund	18,981	223,596
Nuveen Dividend Advantage Municipal Fund	26,964	401,494
Nuveen Dividend Advantage Municipal Fund 2	34,601	524,205
Nuveen Dividend Advantage Municipal Income Fund	27,624	419,332
Nuveen Equity Premium Advantage Fund	5,547	67,452
Nuveen Equity Premium and Growth Fund	22,955	303,465
Nuveen Equity Premium Income Fund	73,171	878,052
Nuveen Georgia Dividend Advantage Municipal Fund	364	5,777
Nuveen Georgia Dividend Advantage Municipal Fund 2	4,299	61,820
Nuveen Insured California Premium Income Municipal Fund 2, Inc.	896	13,556
Nuveen Maryland Dividend Advantage Municipal Fund	4,311	62,122
Nuveen Maryland Dividend Advantage Municipal Fund 2	832	12,339
Nuveen Maryland Dividend Advantage Municipal Fund 3	5,869	85,277
Nuveen Michigan Dividend Advantage Municipal Fund	1,640	23,304
Nuveen Michigan Premium Income Municipal Fund, Inc.	6,501	96,995
Nuveen Michigan Quality Income Municipal Fund, Inc.	3,192	48,997
Nuveen Multi-Currency Short-Term Government Income Fund	86,381	1,141,093
Nuveen Municipal High Income Opportunity Fund 2	8,259	100,760
Nuveen Municipal Market Opportunity Fund	50,586	717,309
Nuveen Municipal Opportunity Fund, Inc.	107,781	1,601,626
Nuveen Municipal Value Fund 2	12,388	210,472
Nuveen New Jersey Premium Income Municipal Fund, Inc.	5,812	89,970
Nuveen New York AMT-Free Municipal Income Fund	462	6,768
Nuveen New York Dividend Advantage Municipal Fund	18,285	268,241
Nuveen New York Dividend Advantage Municipal Fund 2	13,783	203,575
Nuveen New York Dividend Advantage Municipal Income Fund, Inc.	13,803	207,045
Nuveen New York Investment Quality Municipal Fund	28,803	435,501
Nuveen New York Municipal Value Fund	1,300	13,065
Nuveen New York Premium Income Municipal Fund, Inc.	6,248	96,844
Nuveen New York Quality Income Municipal Fund, Inc.	40,874	612,701
Nuveen New York Select Quality Municipal Fund, Inc.	43,078	655,647
Nuveen New York Select Tax-Free Income Portfolio	3,903	56,398
Nuveen Ohio Dividend Advantage Municipal Fund	300	4,638
Nuveen Ohio Dividend Advantage Municipal Fund 2	1,782	26,730
Nuveen Ohio Dividend Advantage Municipal Fund 3	840	13,012
Nuveen Pennsylvania Dividend Advantage Municipal Fund	5,509	79,440
Nuveen Pennsylvania Investment Quality Municipal Fund	7,687	120,455
Nuveen Pennsylvania Municipal Value Fund	6,198	95,263
Nuveen Pennsylvania Premium Income Municipal Fund 2	601	8,721
Nuveen Performance Plus Municipal Fund	68,367	1,071,311
Nuveen Premier Municipal Opportunity Fund, Inc.	3,767	57,484
Nuveen Premium Income Municipal Fund	32,230	470,236
Nuveen Premium Income Municipal Fund 2	106,382	1,603,179
Nuveen Premium Income Municipal Opportunity Fund	60,180	828,077
Nuveen Quality Municipal Fund, Inc.	13,738	199,201
Nuveen Select Maturities Municipal Fund	5,227	54,518
Nuveen Senior Income Fund	1,257	8,824
Nuveen Tax-Advantaged Dividend Growth Fund	18,739	253,539
Nuveen Tax-Advantaged Floating Rate Fund	8,200	20,172
Nuveen Tax-Advantaged Total Return Strategy Fund	22,438	242,106

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 5.4% (Continued)	Shares	Value
Petroleum & Resources Corporation	38,240	$982,003
Putnam Managed Municipal Income Trust	22	170
Pyxis Credit Strategies Fund	216,461	1,363,704
RMR Real Estate Income Fund	38,987	632,760
Royce Focus Trust, Inc.	52,012	352,121
Royce Micro-Cap Trust, Inc.	53,218	500,781
Royce Value Trust, Inc.	113,594	1,560,782
Singapore Fund, Inc. (The)	33,176	425,316
Source Capital, Inc.	7,968	422,623
Swiss Helvetia Fund, Inc. (The)	36,893	405,454
Taiwan Fund, Inc. (The) (a)	9,500	152,950
Templeton Emerging Markets Fund	7,500	143,700
Templeton Russia & East European Fund, Inc. (a)	3,554	56,651
Tortoise Pipeline & Energy Fund, Inc.	4,466	110,221
Tortoise Power and Energy Infrastructure Fund, Inc.	4,475	112,546
Tri-Continental Corporation	50,091	791,939
Turkish Investment Fund, Inc. (The)	7,185	96,279
Virtus Total Return Fund	8,846	33,969
Western Asset Inflation Management Fund, Inc.	12,393	221,463
Western Asset Intermediate Muni Fund, Inc.	13,453	136,010
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	124,321	1,597,525
Western Asset/Claymore Inflation-Linked Securities & Income Fund	78,533	1,004,437
Zweig Fund, Inc.	343,823	1,069,290
Zweig Total Return Fund, Inc. (The)	505,530	1,592,420
Total Closed-End Funds (Cost $90,932,951)		$92,323,489

EXCHANGE-TRADED FUNDS - 0.0% (c)	Shares	Value
SPDR Morgan Stanley Technology ETF	12	$842
WisdomTree Earnings 500 Fund	35	1,708
Total Exchange-Traded Funds (Cost $2,126)		$2,550

CORPORATE BONDS - 0.0% (c)	Par Value	Value
Financials - 0.0% (c)
GAMCO Investors, Inc., 0.00%, due 12/31/2015 (Cost $0)	$3,100	$2,237

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.6%	Shares	Value
UMB Money Market Fiduciary, 0.01% (e) (Cost $27,918,718)	27,918,718	$27,918,718

Total Investments at Value - 98.4% (Cost $1,580,362,370)		$1,695,568,064

Other Assets in Excess of Liabilities - 1.6%		27,866,971

Net Assets - 100.0%		$1,723,435,035

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	Percentage rounds to less than 0.1%.
(d)	Securities fair valued under supervision of the Board of Trustees totaled $7,213 at April 30, 2012, representing 0.0% (c) of net assets (Note 2).
(e)	Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2012.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
April 30, 2012 (Unaudited)

COMMON STOCKS - 66.4%	Shares	Value
Consumer Discretionary - 11.9%
Auto Components - 0.3%
China Automotive Systems, Inc.	138,527	$741,119
China XD Plastics Company Ltd.	107,908	544,935
Dana Holding Corporation	249,027	3,640,775
Quantum Fuel Systems Technologies Worldwide, Inc.	692,635	481,728
SORL Auto Parts, Inc.	21,635	72,910
Visteon Corporation	98	4,917
Wonder Auto Technology, Inc.	17,927	16,134
		5,502,518
Automobiles - 0.3%
Kandi Technologies Corporation	95,558	344,964
Tesla Motors, Inc.	73,226	2,425,978
Winnebago Industries, Inc.	139,524	1,360,359
		4,131,301
Distributors - 0.0% (a)
China Metro-Rural Holdings Ltd.	100	101
Pool Corporation	15,965	589,268
Weyco Group, Inc.	121	2,951
		592,320
Diversified Consumer Services - 1.8%
American Public Education, Inc.	31,721	1,101,353
Bridgepoint Education, Inc.	234,687	5,059,852
Carriage Services, Inc.	400	3,000
ChinaCast Education Corporation (b)	280,803	553,182
Corinthian Colleges, Inc.	402,957	1,547,355
CPI Corporation	4,036	3,289
DeVry, Inc.	61,670	1,982,691
Education Management Corporation	188,658	2,339,359
H&R Block, Inc.	16	235
ITT Educational Services, Inc.	64,265	4,242,775
K12, Inc.	127,025	3,239,138
Matthews International Corporation - Class A	100	3,000
Regis Corporation	114,067	2,093,129
School Specialty, Inc.	64,739	211,697
Stewart Enterprises, Inc. - Class A	556,189	3,515,114
Strayer Education, Inc.	46,690	4,607,369
		30,502,538
Hotels, Restaurants & Leisure - 0.6%
BJ's Restaurants, Inc.	33,121	1,430,496
Caribou Coffee Company, Inc.	118,133	1,938,563
Cedar Fair, L.P.	3,402	105,836
Cheesecake Factory, Inc. (The)	100	3,150
Denny's Corporation	2,211	9,154
DineEquity, Inc.	9,545	463,696
Gaylord Entertainment Company	3,696	116,350
International Speedway Corporation - Class A	58	1,548
Jack in the Box, Inc.	1,700	38,624
Kona Grill, Inc.	324	2,180
Morgans Hotel Group Company	15,417	76,468
O'Charley's, Inc.	54,295	534,806
P.F. Chang's China Bistro, Inc.	12,406	492,394

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Consumer Discretionary - 11.9% (Continued)
Hotels, Restaurants & Leisure - 0.6% (Continued)
Peet's Coffee & Tea, Inc.	41,126	$3,159,299
PokerTek, Inc.	520	536
Red Lion Hotels Corporation	200	1,668
Red Robin Gourmet Burgers, Inc.	2,800	99,848
Royal Caribbean Cruises Ltd.	100	2,737
Ruby Tuesday, Inc.	2,920	19,856
Ruth's Hospitality Group, Inc.	204,846	1,417,534
Shuffle Master, Inc.	4	71
Star Buffet, Inc.	600	288
Texas Roadhouse, Inc.	500	8,625
Town Sports International Holdings, Inc.	100	1,282
Universal Travel Group (b)	238,516	472,262
WMS Industries, Inc.	7,972	195,394
		10,592,665
Household Durables - 2.3%
American Greetings Corporation - Class A	159,907	2,558,512
Beazer Homes USA, Inc.	327	1,014
Blyth, Inc.	2,649	233,032
Cavco Industries, Inc.	4,002	206,503
Comstock Homebuilding Companies, Inc. - Class A	34,133	48,128
Deer Consumer Products, Inc.	59,364	194,714
Ethan Allen Interiors, Inc.	149,284	3,463,389
Flexsteel Industries, Inc.	100	2,001
Furniture Brands International, Inc.	1,958	3,094
Garmin Ltd.	6	283
Hovnanian Enterprises, Inc. - Class A	2,404,139	4,808,278
KB Home	674,505	5,854,703
Leggett & Platt, Inc.	1,600	34,832
Location Based Technologies, Inc.	100,364	38,138
M/I Homes, Inc.	23,450	311,885
Mad Catz Interactive, Inc.	519,541	280,552
MDC Holdings, Inc.	219	6,156
Meritage Homes Corporation	16,205	460,060
Ryland Group, Inc. (The)	131,950	2,970,194
Sealy Corporation	462,312	952,363
Skullcandy, Inc.	177,253	2,857,318
SodaStream International Ltd.	76,717	2,635,229
Standard Pacific Corporation	995,497	5,037,215
Tempur-Pedic International, Inc.	200	11,768
Universal Electronics, Inc.	16,078	272,040
ZAGG, Inc.	486,754	6,342,405
		39,583,806
Internet & Catalog Retail - 0.8%
Blue Nile, Inc.	101,181	3,063,761
E-Commerce China Dangdang, Inc. - ADR	83,482	667,021
Gaiam, Inc. - Class A	519	2,050
Groupon, Inc.	249,473	2,671,856
HomeAway, Inc.	11,305	294,495
Liberty Interactive Corporation - Series A	26,973	508,171
MakeMyTrip Ltd.	45,797	888,920
NutriSystem, Inc.	165,483	1,916,293

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Consumer Discretionary - 11.9% (Continued)
Internet & Catalog Retail - 0.8% (Continued)
Overstock.com, Inc.	79,220	$477,697
PetMed Express, Inc.	241,033	3,246,714
Vitacost.com, Inc.	11,531	96,630
		13,833,608
Leisure Equipment & Products - 0.5%
Brunswick Corporation	62,625	1,646,411
Callaway Golf Company	455,212	2,790,450
Eastman Kodak Company	1,596,373	453,370
JAKKS Pacific, Inc.	159,054	3,033,160
Johnson Outdoors, Inc. - Class A	77	1,422
Nautilus, Inc.	2,402	6,221
Polaris Industries, Inc.	200	15,888
Sturm Ruger & Company, Inc.	14,850	847,490
Summer Infant, Inc.	307	1,642
		8,796,054
Media - 1.1%
A.H. Belo Corporation	1,836	8,097
Arbitron, Inc.	2,451	93,261
Atrinsic, Inc.	87,591	6,350
Belo Corporation	201,408	1,357,490
Carmike Cinemas, Inc.	116	1,546
China MediaExpress Holdings, Inc.	146,250	11,700
China Yida Holding Company	5,003	7,504
Cumulus Media, Inc. - Class A	131,277	476,536
Dex One Corporation	541,399	524,074
Dial Global, Inc.	1,286	2,906
Digital Generation, Inc.	194	1,800
DreamWorks Animation SKG, Inc. - Class A	52,441	944,462
Entercom Communications Corporation - Class A	50,272	311,184
Harte-Hanks, Inc.	600	5,040
Lamar Advertising Company - Class A	53,646	1,707,016
Lee Enterprises, Inc.	301,089	340,231
Lions Gate Entertainment Corporation	140,525	1,718,621
Live Nation, Inc.	29,273	265,213
LodgeNet Interactive Corporation	8,900	20,470
Martha Stewart Living Omnimedia, Inc. - Class A	9,331	33,312
McClatchy Company (The) - Class A	1,046,227	2,845,737
Media General, Inc. - Class A	163,472	583,595
Meredith Corporation	77,837	2,244,041
Morningstar, Inc.	4,690	270,707
Pandora Media, Inc.	11,954	102,804
Radio One, Inc. - Class D	4,231	4,739
ReachLocal, Inc.	817	6,177
Regal Entertainment Group - Class A	60,828	827,869
Scholastic Corporation	69,702	2,129,396
SearchMedia Holdings Ltd.	1,000	1,930
Sinclair Broadcast Group, Inc.	11,882	122,147
SPAR Group, Inc.	500	650
SuperMedia, Inc.	61,927	106,514
Valassis Communications, Inc.	68,508	1,370,160

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Consumer Discretionary - 11.9% (Continued)
Media - 1.1% (Continued)
World Wrestling Entertainment, Inc. - Class A	16,285	$128,326
		18,581,605
Multiline Retail - 0.6%
Bon-Ton Stores, Inc. (The)	78,963	489,571
Fred's, Inc. - Class A	204,243	2,924,760
Saks, Inc.	82,219	901,120
Sears Holdings Corporation	109,211	5,873,368
Tuesday Morning Corporation	40,431	163,341
		10,352,160
Specialty Retail - 2.9%
Aaron's, Inc.	1,700	46,189
Asbury Automotive Group, Inc.	56,423	1,575,330
AutoChina International Ltd.	156	2,980
Barnes & Noble, Inc.	148,471	3,080,773
Books-A-Million, Inc.	8,900	28,391
Brown Shoe Company, Inc.	261,655	2,383,677
Cache, Inc.	167	1,042
Casual Male Retail Group, Inc.	2,281	7,162
Children's Place Retail Stores, Inc. (The)	25,043	1,151,477
China Auto Logistics, Inc.	2,600	1,795
Citi Trends, Inc.	16,954	188,868
Conn's, Inc.	126,384	2,066,378
GameStop Corporation - Class A	63,283	1,440,321
Group 1 Automotive, Inc.	14,463	837,118
Hastings Entertainment, Inc.	700	1,421
hhgregg, Inc.	374,946	3,921,935
Hibbett Sports, Inc.	110,149	6,578,098
Hot Topic, Inc.	133,092	1,304,302
Lithia Motors, Inc.	64,822	1,739,174
Lumber Liquidators Holdings, Inc.	62,098	1,796,495
MarineMax, Inc.	77,419	825,287
Monro Muffler Brake, Inc.	19,871	819,877
OfficeMax, Inc.	233,170	1,084,241
Orchard Supply Hardware Stores Corporation - Class A	6,831	146,662
Pacific Sunwear of California, Inc.	31,401	46,159
Penske Automotive Group, Inc.	4,385	115,939
Pep Boys - Manny Moe & Jack (The)	221,963	3,313,908
Pier 1 Imports, Inc.	1,626	27,935
RadioShack Corporation	208,071	1,077,808
rue21, inc.	83,151	2,523,633
Select Comfort Corporation	6,272	181,135
Sonic Automotive, Inc. - Class A	183,559	3,087,462
Syms Corporation	160	1,664
Systemax, Inc.	7,721	132,570
Talbots, Inc. (The)	1,471,406	4,355,362
Teavana Holdings, Inc.	224,193	4,683,392
West Marine, Inc.	400	4,684
Williams-Sonoma, Inc.	600	23,214
Zale Corporation	100	274
		50,604,132

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Consumer Discretionary - 11.9% (Continued)
Textiles, Apparel & Luxury Goods - 0.7%
American Apparel, Inc.	402,677	$396,637
Cherokee, Inc.	356	4,621
DGSE Companies, Inc. (b)	1,145	4,254
Hanesbrands, Inc.	158,387	4,469,681
Heelys, Inc.	200	486
Iconix Brand Group, Inc.	34,157	523,968
Joe's Jeans, Inc.	100	136
Jones Group, Inc. (The)	73,216	821,484
Kingold Jewelry, Inc.	649	1,129
K-Swiss, Inc. - Class A	99,233	365,177
Liz Claiborne, Inc.	141,591	1,897,319
Perry Ellis International, Inc.	2,682	50,180
R.G. Barry Corporation	24	306
Under Armour, Inc. - Class A	300	29,379
Vera Bradley, Inc.	72,520	1,884,070
Wolverine World Wide, Inc.	44,939	1,885,191
		12,334,018
Consumer Staples - 2.4%
Beverages - 0.4%
Boston Beer Company, Inc. - Class A	15,124	1,562,612
Central European Distribution Corporation	976,560	4,765,613
MGP Ingredients, Inc.	56	260
		6,328,485
Food & Staples Retailing - 0.1%
Arden Group, Inc. - Class A	39	3,449
Ingles Markets, Inc. - Class A	87	1,513
Pantry, Inc.	24,361	310,846
Pizza Inn Holdings, Inc.	1,222	4,033
Roundy's, Inc.	5,530	68,461
Spartan Stores, Inc.	19,203	350,071
Sysco Corporation	200	5,780
Village Super Market, Inc. - Class A	25	690
Weis Markets, Inc.	156	6,958
		751,801
Food Products - 1.1%
AgFeed Industries, Inc.	178,425	49,959
Calavo Growers, Inc.	85,191	2,443,278
Cal-Maine Foods, Inc.	55,353	1,994,368
China Marine Food Group Ltd.	61,176	66,682
Coffee Holding Company, Inc.	92,318	874,251
Cosan Ltd.	62	858
Diamond Foods, Inc.	262,888	5,494,359
Dole Food Company, Inc.	299,336	2,538,369
Feihe International, Inc.	206,869	1,208,115
Flowers Foods, Inc.	1,468	31,489
John B. Sanfilippo & Son, Inc.	56	810
Lancaster Colony Corporation	19,875	1,296,049
Le Gaga Holdings Ltd.	1,599	8,011
Lifeway Foods, Inc.	11,040	92,074
Limoneira Company	168	2,824
McCormick & Company, Inc.	9,240	516,608

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Consumer Staples - 2.4% (Continued)
Food Products - 1.1% (Continued)
Sanderson Farms, Inc.	29,392	$1,516,921
Seneca Foods Corporation - Class A	30	699
SkyPeople Fruit Juice, Inc.	14,391	25,040
Smart Balance, Inc.	100	590
Tootsie Roll Industries, Inc.	43,336	1,031,830
Yuhe International, Inc.	109,183	70,969
Zhongpin, Inc.	23,090	217,970
		19,482,123
Household Products - 0.0% (a)
Central Garden & Pet Company	392	4,148
Central Garden & Pet Company - Class A	6,338	67,753
		71,901
Personal Products - 0.4%
China Sky One Medical, Inc.	197,454	67,134
China-Biotics, Inc.	576,501	807,101
Elizabeth Arden, Inc.	25	975
Medifast, Inc.	85,712	1,647,385
Nature's Sunshine Products, Inc.	11,479	177,695
Neptune Technologies & Bioresources, Inc.	16,101	54,099
Synutra International, Inc.	98,434	565,996
USANA Health Sciences, Inc.	85,060	3,547,002
		6,867,387
Tobacco - 0.4%
Alliance One International, Inc.	534,392	1,891,748
Star Scientific, Inc.	1,116,132	3,962,268
Universal Corporation	13,101	600,419
Vector Group Ltd.	52,241	906,381
		7,360,816
Energy - 6.5%
Energy Equipment & Services - 1.1%
Atwood Oceanics, Inc.	86,712	3,843,943
C&J Energy Services, Inc.	74,700	1,408,095
CARBO Ceramics, Inc.	35,294	2,967,872
ENGlobal Corporation	100	200
Exterran Holdings, Inc.	105,169	1,420,833
Geokinetics, Inc.	1,764	3,122
Gulf Island Fabrication, Inc.	55	1,541
Heckmann Corporation	463,610	1,761,718
Hercules Offshore, Inc.	212,575	1,079,881
Key Energy Services, Inc.	1,300	16,458
Lufkin Industries, Inc.	33,484	2,572,911
Natural Gas Services Group, Inc.	130	1,695
Newpark Resources, Inc.	364,608	2,318,907
PHI, Inc.	663	17,656
Recon Technology Ltd.	200	496
RPC, Inc.	60,489	625,456
SulphCo, Inc.	486,090	924
Tesco Corporation	12,949	211,457
		18,253,165
Oil, Gas & Consumable Fuels - 5.4%
Abraxas Petroleum Corporation	524,937	1,564,312

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Energy - 6.5% (Continued)
Oil, Gas & Consumable Fuels - 5.4% (Continued)
Alpha Natural Resources, Inc.	14,735	$237,676
American Midstream Partners, L.P.	1,026	22,808
Amyris, Inc.	337,665	1,056,891
Apco Oil and Gas International, Inc.	15,504	650,393
ATP Oil & Gas Corporation	752,954	5,692,332
AvenEx Energy Corporation	52,928	206,817
BioFuel Energy Corporation	558,104	258,346
Blue Dolphin Energy Company	41,537	331,050
BMB Munai, Inc.	148	29
BP Prudhoe Bay Royalty Trust	16	1,991
BPZ Resources, Inc.	860,022	3,483,089
CAMAC Energy, Inc.	197,960	154,409
Cano Petroleum, Inc.	65,197	1,076
Capital Product Partners, L.P.	141	1,232
Carrizo Oil & Gas, Inc.	49,502	1,388,036
China Integrated Energy, Inc.	491,150	343,805
China North East Petroleum Holdings Ltd. (b)	223,180	347,045
Clayton Williams Energy, Inc.	2,189	160,979
Clean Energy Fuels Corporation	112,848	2,171,196
Comstock Resources, Inc.	38,898	683,438
Constellation Energy Partners, LLC	1,600	3,504
Contango Oil & Gas Company	9,624	522,198
Crimson Exploration, Inc.	340	1,853
Cross Timbers Royalty Trust	87	3,550
Crosstex Energy, Inc.	35,000	521,500
Cubic Energy, Inc.	1,400	490
CVR Energy, Inc.	109,002	3,309,301
DCP Midstream Partners, L.P.	1,815	83,145
Dominion Resources Black Warrior Trust	1,021	9,158
ECA Marcellus Trust I	5,471	111,718
Enbridge Energy Management, LLC	29,336	954,007
Endeavour International Corporation	313,427	3,911,569
Energy Transfer Equity, L.P.	160	6,714
Enterprise Products Partners, L.P.	101	5,206
Evolution Petroleum Corporation	16,524	146,072
Forest Oil Corporation	7,700	102,564
Frontline Ltd.	225,854	1,479,344
General Maritime Corporation	30,008	381
GeoGlobal Resources, Inc.	299,560	62,908
Gevo, Inc.	63,471	615,034
GMX Resources, Inc.	446,063	611,106
Golar LNG Ltd.	35,045	1,295,964
Goodrich Petroleum Corporation	98,718	1,655,501
Green Plains Renewable Energy, Inc.	27,042	216,066
GreenHunter Energy, Inc.	29,532	64,675
Halcon Resources Corporation	448,856	4,888,042
Harvest Natural Resources, Inc.	475,838	3,273,765
Holly Energy Partners, L.P.	300	18,045
Houston American Energy Corporation	30,840	71,240
Hyperdynamics Corporation	708,609	661,486
Inergy Midstream, L.P.	37,302	790,429

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Energy - 6.5% (Continued)
Oil, Gas & Consumable Fuels - 5.4% (Continued)
Isramco, Inc.	1,113	$103,275
James River Coal Company	445,899	2,211,659
Kinder Morgan Management, LLC	2,073	157,788
Kinder Morgan, Inc.	88,617	3,181,350
KiOR, Inc. - Class A	75,752	742,370
Knightsbridge Tankers Ltd.	184,540	2,336,276
Kodiak Oil & Gas Corporation	1,922	17,010
L & L Energy, Inc.	266,203	598,957
Legacy Reserves, L.P.	858	24,487
Lone Pine Resources, Inc.	3,600	21,456
Lucas Energy, Inc.	314,438	584,855
Miller Energy Resources, Inc.	630,583	3,424,066
New Concept Energy, Inc.	11,200	17,248
NGL Energy Partners, L.P.	400	8,860
Nordic American Tankers Ltd.	199,623	2,898,526
Northern Oil & Gas, Inc.	117,067	2,274,612
Oiltanking Partners, L.P.	100	2,928
ONEOK Partners, L.P.	23	1,282
Overseas Shipholding Group, Inc.	522,301	6,110,922
Pacific Ethanol, Inc.	272,427	253,357
Panhandle Oil & Gas, Inc.	100	2,755
Patriot Coal Corporation	176,526	1,029,147
Petroleum Development Corporation	52,902	1,819,300
PetroQuest Energy, Inc.	318,272	1,922,363
Pyramid Oil Company	38,646	181,250
Resolute Energy Corporation	11,558	122,630
REX American Resources Corporation	12,775	354,378
Rex Energy Corporation	190,390	2,000,999
Royale Energy, Inc.	253,814	1,203,078
San Juan Basin Royalty Trust	11,601	196,521
Scorpio Tankers, Inc.	21,168	143,519
Ship Finance International Ltd.	84,962	1,176,724
Sino Clean Energy, Inc.	187,474	329,954
Solazyme, Inc.	13,327	146,597
SouthGobi Resources Ltd.	11,200	77,551
Swift Energy Company	800	24,200
Teekay Offshore Partners, L.P.	26,670	784,365
Triangle Petroleum Corporation	98,504	641,261
Tri-Valley Corporation	568,872	79,073
Uranerz Energy Corporation	513,148	898,009
Uranium Energy Corporation	1,443,071	4,257,059
Uranium Resources, Inc.	88,072	76,623
Ur-Energy, Inc.	11,520	12,557
USEC, Inc.	721,826	607,489
Vanguard Natural Resources, LLC	909	26,279
Verenium Corporation	98,812	426,868
Westmoreland Coal Company	962	9,707
Whiting USA Trust I	232,695	4,297,877
Whiting USA Trust II	31,498	724,454
World Fuel Services Corporation	10,013	441,173

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Energy - 6.5% (Continued)
Oil, Gas & Consumable Fuels - 5.4% (Continued)
Zion Oil & Gas, Inc.	249,030	$617,594
		93,756,123
Financials - 11.7%
Capital Markets - 1.7%
AGF Management Ltd. - Class B	21,142	292,141
AllianceBernstein Holding, L.P.	6,842	96,404
Apollo Investment Corporation	48,600	352,350
Artio Global Investors, Inc.	124,676	451,327
CIFC Corporation	600	3,588
Cohen & Steers, Inc.	53,679	1,891,648
Eaton Vance Corporation	155,294	4,084,232
Edelman Financial Group, Inc.	179	1,581
FBR & Company	776	2,056
Federated Investors, Inc. - Class B	221,614	4,893,237
Fidus Investment Corporation	26,543	359,923
Fifth Street Finance Corporation	1,720	16,890
Financial Engines, Inc.	214,971	4,909,938
FXCM, Inc.	78,575	909,898
Greenhill & Company, Inc.	41,361	1,606,875
GSV Capital Corporation	28,723	491,738
Hercules Technology Growth Capital, Inc.	23,827	271,866
Invesco Ltd.	26	646
Investment Technology Group, Inc.	96,683	986,167
Investors Capital Holdings Ltd.	600	2,532
Janus Capital Group, Inc.	1,819	13,788
Jefferies Group, Inc.	740	11,788
Kohlberg Capital Corporation	32,709	201,814
Main Street Capital Corporation	120,101	3,075,787
MCG Capital Corporation	309,160	1,295,380
Medley Capital Corporation	784	8,851
MF Global Holdings Ltd.	489,733	22,528
MVC Capital, Inc.	141	1,861
Oppenheimer Holdings, Inc.	651	11,106
Penson Worldwide, Inc.	246,340	119,968
Pzena Investment Management, Inc. - Class A	1,392	8,199
Safeguard Scientifics, Inc.	138,726	2,269,557
SEI Investments Company	250	5,047
Solar Senior Capital Ltd.	684	11,088
TICC Capital Corporation	28	258
Tortoise Capital Resources Corporation	48	405
U.S. Global Investors, Inc.	271	1,902
Westwood Holdings Group, Inc.	255	9,379
		28,693,743
Commercial Banks - 4.7%
Alliance Financial Corporation	495	15,102
Ameris Bancorp	95,036	1,178,446
Ames National Corporation	95	2,098
Arrow Financial Corporation	38,063	911,228
BancFirst Corporation	2,828	117,928
BancTrust Financial Group, Inc.	5,150	10,867
Bank of the Ozarks, Inc.	121,858	3,765,412

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Financials - 11.7% (Continued)
Commercial Banks - 4.7% (Continued)
BBCN Bancorp, Inc.	742	$8,147
Boston Private Financial Holdings, Inc.	10,955	102,101
Bridge Bancorp, Inc.	513	9,993
Bridge Capital Holdings	1,177	17,996
Britton & Koontz Capital Corporation	50	438
Capital City Bank Group, Inc.	51,306	428,405
Capitol Bancorp Ltd.	40,199	10,319
Cardinal Financial Corporation	38,848	468,895
Cascade Bancorp	25,756	146,552
Center Bancorporation, Inc.	4,319	45,652
CenterState Banks, Inc.	117	941
Chemical Financial Corporation	16,852	371,924
Citizens Holding Company	1,201	22,519
Citizens Republic Bancorp, Inc.	10	169
City Bank	13,668	2,187
City Holding Company	111,267	3,710,754
CoBiz Financial, Inc.	12,038	75,238
Columbia Banking Systems, Inc.	46,109	944,773
Community Bank System, Inc.	108,704	3,056,757
Community Trust Bancorp, Inc.	19,171	612,513
Dearborn Bancorp, Inc.	136	8
Eagle Bancorp, Inc.	3,717	66,125
Enterprise Financial Services Corporation	1,156	13,976
First Bancorp (North Carolina)	312	3,126
First Bancorp, Inc. (The)	315	4,571
First Busey Corporation	334,918	1,554,020
First Community Bancshares, Inc.	217	2,906
First Financial Bancorporation	35,449	595,898
First Financial Bankshares, Inc.	135,811	4,595,844
First Niagara Financial Group, Inc.	46,810	418,481
First of Long Island Corporation (The)	111	3,056
FNB Corporation	77,066	874,699
Frontier Financial Corporation	10,459	209
German American Bancorp, Inc.	200	3,808
Glacier Bancorp, Inc.	97,566	1,453,733
Great Southern Bancorp, Inc.	27,557	662,470
Green Bankshares, Inc.	81,194	133,970
Hampton Roads Bankshares, Inc.	41,139	129,999
Heartland Financial USA, Inc.	368	6,815
Heritage Financial Corporation	34,494	451,871
IBERIABANK Corporation	45,238	2,310,305
Independent Bank Corporation (Massachusetts)	127,724	3,585,213
Independent Bank Corporation (Michigan)	110,760	424,211
International Bancshares Corporation	7,014	138,386
Investors Bancorp, Inc.	8,651	133,571
Lakeland Bancorp, Inc.	60,115	549,451
Macatawa Bank Corporation	74,947	254,070
MainSource Financial Group, Inc.	791	9,247
Mercantile Bancorp, Inc.	900	243
Mercantile Bank Corporation	18,908	282,486
Merchants Bancshares, Inc.	4	108

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Financials - 11.7% (Continued)
Commercial Banks - 4.7% (Continued)
National Bankshares, Inc.	17,446	$518,321
NBT Bancorp, Inc.	66,719	1,371,075
Old National Bancorp	34,207	438,534
Old Second Bancorp, Inc.	45,303	73,844
Oriental Financial Group, Inc.	9,602	113,496
PAB Bankshares, Inc.	4,809	5
Pacific Mercantile Bancorp	1,019	6,083
Park National Corporation	59,588	4,007,293
Patriot National Bancorp	994	1,749
Pinnacle Financial Partners, Inc.	164,069	3,002,463
PremierWest Bancorp, Inc.	15,074	25,475
Princeton National Bancorp, Inc.	600	942
Renasant Corporation	97,462	1,559,392
Republic Bancorp, Inc. - Class A	23,681	557,214
S&T Bancorp, Inc.	112,793	2,111,485
S.Y. Bancorp, Inc.	42,317	981,754
Salisbury Bancorp, Inc.	300	7,200
Sandy Spring Bancorp, Inc.	228	4,106
SCBT Financial Corporation	37,436	1,287,424
Seacoast Banking Corporation of Florida	1,452	2,352
Security Bank Corporation (b)	32,973	3
Sierra Bancorp	99	907
Simmons First National Corporation - Class A	58,867	1,432,823
Southern Connecticut Bancorp, Inc.	200	368
Southside Bancshares, Inc.	58,523	1,193,866
State Bank Financial Corporation	169	2,915
Sterling Bancorp	77,197	734,144
Suffolk Bancorp	1,177	13,983
Superior Bancorp	400	1
Susquehanna Bancshares, Inc.	202,414	2,099,033
Taylor Capital Group, Inc.	14,811	206,169
TCF Financial Corporation	5,957	68,327
Texas Capital Bancshares, Inc.	213,961	8,068,469
Tompkins Financial Corporation	56,411	2,135,156
TowneBank	171,262	2,229,831
TriCo Bancshares	34,662	569,843
UMB Financial Corporation	186	8,937
United Bankshares, Inc.	111,084	2,935,950
United Security Bancshares	3,119	7,766
United Security Bancshares, Inc.	18	103
Valley National Bancorp	140,596	1,771,510
Washington Banking Company	220	3,067
Washington Trust Bancorp, Inc.	247	5,847
Webster Financial Corporation	2,252	51,188
West Bancorporation, Inc.	300	2,880
Westamerica Bancorporation	35,311	1,619,716
Wintrust Financial Corporation	123,075	4,446,700
		80,379,939
Consumer Finance - 0.3%
Cash America International, Inc.	12,250	572,687
CompuCredit Holdings Corporation	75,203	414,369

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Financials - 11.7% (Continued)
Consumer Finance - 0.3% (Continued)
First Marblehead Corporation (The)	200	$212
Green Dot Corporation - Class A	47,435	1,251,810
NetSpend Holdings, Inc.	21,340	162,824
World Acceptance Corporation	49,410	3,286,259
		5,688,161
Diversified Financial Services - 0.1%
Life Partners Holdings, Inc.	268,734	730,957
MSCI, Inc.	563	20,600
PHH Corporation	119,173	1,847,182
Primus Guaranty Ltd.	1,849	12,388
Sprott Resource Lending Corporation	355	550
		2,611,677
Insurance - 1.7%
Ambac Financial Group, Inc.	89,956	3,121
American Equity Investment Life Holding Company	214,683	2,632,014
AMERISAFE, Inc.	37,403	999,408
AmTrust Financial Services, Inc.	34,010	926,432
Argo Group International Holdings Ltd.	1,798	51,890
Arthur J. Gallagher & Company	395	14,836
Citizens, Inc.	43,149	414,662
Crawford & Company - Class B	3,424	16,332
eHealth, Inc.	184,679	3,272,512
EMC Insurance Group, Inc.	51	1,008
Enstar Group, Inc. (The)	111	10,453
Gerova Financial Group Ltd. (b)	9,506	10
Greenlight Capital Re Ltd. - Class A	29,138	725,536
Harleysville Group, Inc.	34,159	2,047,490
Hilltop Holdings, Inc.	874	6,931
MBIA, Inc.	568,807	5,733,575
Montpelier Re Holdings Ltd.	4,394	90,165
National Financial Partners Corporation	219,091	3,231,592
National Interstate Corporation	161	3,864
Navigators Group, Inc. (The)	31,976	1,518,860
OneBeacon Insurance Group Ltd. - Class A	1,313	18,684
Phoenix Companies, Inc. (The)	101	212
Platinum Underwriters Holdings Ltd.	1,500	54,930
Reinsurance Group of America, Inc.	2,812	163,490
RLI Corporation	31,706	2,183,909
SeaBright Holdings, Inc.	215	1,933
StanCorp Financial Group, Inc.	25,694	986,136
State Auto Financial Corporation	1,005	14,402
Stewart Information Services Corporation	52,375	770,960
Sun Life Financial, Inc.	5,598	137,151
Tower Group, Inc.	145,272	3,134,970
Validus Holdings Ltd.	23,167	752,928
		29,920,396
Real Estate Investment Trusts (REIT) - 1.8%
Acadia Realty Trust	6,000	139,080
Agree Realty Corporation	10,795	246,126
Arbor Realty Trust, Inc.	1,822	10,221
Ashford Hospitality Trust, Inc.	52,811	451,006

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Financials - 11.7% (Continued)
Real Estate Investment Trusts (REIT) - 1.8% (Continued)
Brandywine Realty Trust	16,544	$196,212
BRE Properties, Inc.	5,007	262,867
Campus Crest Communities, Inc.	144,026	1,677,903
Capital Trust, Inc. - Class A	11,108	34,990
CapLease, Inc.	381,434	1,582,951
Cedar Realty Trust, Inc.	230,589	1,203,675
Chesapeake Lodging Trust	4,471	80,925
CoreSite Realty Corporation	10,326	257,221
Corporate Office Properties Trust	17,812	419,473
Cousins Properties, Inc.	7,291	57,307
CubeSmart	144,491	1,814,807
DCT Industrial Trust, Inc.	366,848	2,175,409
Douglas Emmett, Inc.	9,649	224,243
DuPont Fabros Technology, Inc.	31,630	858,754
Dynex Capital, Inc.	135,972	1,282,216
Entertainment Properties Trust	17,938	860,845
Getty Realty Corporation	17,504	276,913
Glimcher Realty Trust	10,906	107,860
Healthcare Realty Trust, Inc.	1,000	21,480
Highwoods Properties, Inc.	2,729	94,778
Hudson Pacific Properties, Inc.	282	4,464
Investors Real Estate Trust	128,889	930,579
iStar Financial, Inc.	673,510	4,660,689
Lexington Realty Trust	237,536	2,114,070
Liberty Property Trust	10,388	378,643
Mack-Cali Realty Corporation	7,800	224,016
Monmouth Real Estate Investment Corporation - Class A	109,530	1,123,778
MPG Office Trust, Inc.	76,590	161,605
NorthStar Realty Finance Corporation	9,946	56,692
Parkway Properties, Inc.	178,351	1,763,891
Post Properties, Inc.	8	390
RAIT Financial Trust	63,831	308,942
Ramco-Gershenson Properties Trust	19,049	229,350
Redwood Trust, Inc.	140,865	1,645,303
Retail Opportunity Investments Corporation	68,765	835,495
RLJ Lodging Trust	2,700	50,706
Strategic Hotels & Resorts, Inc.	215,402	1,466,888
Terreno Realty Corporation	890	12,727
Two Harbors Investment Corporation	629	6,579
		30,312,069
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions, S.A.	2,211	132,284
China Housing & Land Development, Inc.	171,004	278,736
Consolidated-Tomoka Land Company	429	12,613
Gazit-Globe Ltd.	2,860	30,516
Howard Hughes Corporation	180	12,080
Maui Land & Pineapple Company, Inc.	800	3,160
Mays (J.W.), Inc.	113	2,068
St. Joe Company (The)	116,566	2,078,372
Transcontinental Realty Investors, Inc.	67	189
		2,550,018

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Financials - 11.7% (Continued)
Thrifts & Mortgage Finance - 1.3%
Anchor BanCorp Wisconsin, Inc.	35,400	$23,010
Astoria Financial Corporation	237,831	2,304,582
Bank Mutual Corporation	1,343	5,238
BankAtlantic Bancorp, Inc. - Class A	162,882	913,768
BankUnited, Inc.	2,538	62,435
Berkshire Hills Bancorporation, Inc.	85,331	1,936,160
BofI Holding, Inc.	42,313	751,902
Brookline Bancorp, Inc.	698	6,268
Capitol Federal Financial, Inc.	53,792	635,284
Clifton Savings Bancorp, Inc.	82	838
Dime Community Bancshares, Inc.	89,220	1,236,589
ESSA Bancorp, Inc.	7	68
First Federal Bancshares of Arkansas, Inc.	4,628	43,735
First Financial Holdings, Inc.	124	1,431
FirstFed Financial Corporation	23,697	47
Flushing Financial Corporation	27,129	353,491
Fox Chase Bancorp, Inc.	400	5,088
Freddie Mac	94,749	27,003
Home Federal Bancorp, Inc.	10	98
Hudson City Bancorp, Inc.	702	4,956
Impac Mortgage Holdings, Inc.	148	334
MGIC Investment Corporation	1,235,252	4,273,972
NASB Financial, Inc.	4,380	78,840
Northwest Bancshares, Inc.	13,005	160,222
OceanFirst Financial Corporation	57	831
PMI Group, Inc. (The)	7	–
Provident Financial Services, Inc.	204,848	3,011,266
Provident New York Bancorp	200	1,688
Radian Group, Inc.	1,795,662	5,602,465
Roma Financial Corporation	100	944
Territorial Bancorp, Inc.	55	1,195
Tree.com, Inc.	186	1,488
Triad Guaranty, Inc.	9,250	879
TrustCo Bank Corporation	54	295
ViewPoint Financial Group, Inc.	10,878	173,069
Westfield Financial, Inc.	295	2,204
		21,621,683
Health Care - 7.9%
Biotechnology - 3.0%
Aastrom Biosciences, Inc.	420,208	1,075,732
Accentia Biopharmaceuticals, Inc.	1,600	448
Achillion Pharmaceuticals, Inc.	198,275	1,318,529
ADVENTRX Pharmaceuticals, Inc.	631,805	371,501
AEterna Zentaris, Inc.	154,950	97,618
Affymax, Inc.	36,574	479,485
Alkermes plc	17,909	309,826
Alnylam Pharmaceuticals, Inc.	66,887	761,843
Amicus Therapeutics, Inc.	7	34
ARCA biopharma, Inc.	5,719	4,003
Arena Pharmaceuticals, Inc.	122,195	298,156
Ariad Pharmaceuticals, Inc.	3,552	57,898

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Health Care - 7.9% (Continued)
Biotechnology - 3.0% (Continued)
Arrowhead Research Corporation	17,299	$97,739
AspenBio Pharma, Inc.	226	149
BioCryst Pharmaceuticals, Inc.	878	3,178
BioMimetic Therapeutics, Inc.	673	1,797
BioSante Pharmaceuticals, Inc.	835,965	459,781
BioSpecifics Technologies Corporation	184	2,714
BioTime, Inc.	299,269	1,134,229
Cardium Therapeutics, Inc.	70,963	16,187
Cell Therapeutics, Inc.	1,694,163	1,880,521
CEL-SCI Corporation	569,952	293,468
Celsion Corporation	158,837	317,674
Cepheid	25	960
China Biologic Products, Inc.	60,100	556,526
Cleveland BioLabs, Inc.	326,443	633,299
Clovis Oncology, Inc.	8,422	151,006
Cubist Pharmaceuticals, Inc.	22,117	935,107
Cyclacel Pharmaceuticals, Inc.	94,507	54,814
Cytori Therapeutics, Inc.	717,667	1,700,871
CytRx Corporation	14,079	4,576
DARA BioSciences, Inc.	70,543	62,078
EntreMed, Inc.	54	106
Enzon Pharmaceuticals, Inc.	348,742	2,172,663
EpiCept Corporation	103,115	20,623
Exact Sciences Corporation	199,182	2,145,190
Exelixis, Inc.	87	418
Galena Biopharma, Inc.	318,833	385,788
Genomic Health, Inc.	12,166	348,678
Geron Corporation	247	415
Hemispherx Biopharma, Inc.	184,798	57,287
Horizon Pharma, Inc.	25,769	108,230
iBio, Inc.	93,893	139,901
Idenix Pharmaceuticals, Inc.	35,372	310,212
ImmunoGen, Inc.	93,745	1,195,249
Immunomedics, Inc.	311,680	1,118,931
Incyte Corporation	32,340	733,471
Infinity Pharmaceuticals, Inc.	9	121
Inovio Pharmaceuticals, Inc.	5,426	2,876
Insmed, Inc.	1,268	3,665
InterMune, Inc.	122,478	1,278,670
Introgen Therapeutics, Inc.	45,612	160
Ironwood Pharmaceuticals, Inc.	42,941	567,251
IsoRay, Inc.	700	364
Keryx Biopharmaceuticals, Inc.	6,113	9,659
MannKind Corporation	1,809,289	4,070,900
Marina Biotech, Inc.	243,744	138,934
MediciNova, Inc.	63,446	190,338
Medivation, Inc.	2,841	229,780
Metabolix, Inc.	296,799	804,325
Myrexis, Inc.	939	2,836
Nanosphere, Inc.	117	207
NanoViricides, Inc.	100	58

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Health Care - 7.9% (Continued)
Biotechnology - 3.0% (Continued)
NeoStem, Inc.	605,878	$218,116
Neuralstem, Inc.	231,993	229,673
NeurogesX, Inc.	133,341	57,337
Novavax, Inc.	37,295	50,721
Nymox Pharmaceutical Corporation	92,599	754,682
OncoGenex Pharmaceuticals, Inc.	254	3,302
Oncolytics Biotech, Inc.	13,307	48,038
Oncothyreon, Inc.	725,763	3,113,523
Opexa Therapeutics, Inc.	138,922	86,132
OPKO Health, Inc.	2,200	10,450
Osiris Therapeutics, Inc.	105,939	562,536
OXiGENE, Inc.	224,187	253,331
Oxygen Biotherapeutics, Inc.	2,819	5,018
PDL BioPharma, Inc.	100,217	630,365
PharmAthene, Inc.	923,938	1,496,780
Pluristem Therapeutics, Inc.	7,587	18,512
Poniard Pharmaceuticals, Inc.	32	28
PROLOR Biotech, Inc.	80,609	460,277
Raptor Pharmaceutical Corporation	595,227	3,488,030
Rexahn Pharmaceuticals, Inc.	55,336	24,237
Rigel Pharmaceuticals, Inc.	181	1,399
Rosetta Genomics Ltd.	1,100	187
Sangamo Biosciences, Inc.	108,252	503,372
Savient Pharmaceuticals, Inc.	1,450,883	3,438,593
Seattle Genetics, Inc.	133,613	2,641,529
Spectrum Pharmaceuticals, Inc.	80,353	854,152
StemCells, Inc.	65	61
Sunesis Pharmaceuticals, Inc.	246,389	677,570
Synthetic Biologics, Inc.	34,778	61,557
Tengion, Inc.	9,849	4,566
Theravance, Inc.	36,084	780,858
Threshold Pharmaceuticals, Inc.	21,850	159,068
ZIOPHARM Oncology, Inc.	320,978	1,527,855
		51,280,908
Health Care Equipment & Supplies - 2.4%
Abiomed, Inc.	84,354	2,052,333
Accuray, Inc.	1,077	8,293
Analogic Corporation	27	1,842
AngioDynamics, Inc.	2,958	36,620
AtriCure, Inc.	685	5,617
Bacterin International Holdings, Inc.	50,359	103,236
BIOLASE Technology, Inc.	349,181	907,871
BSD Medical Corporation	1,054,794	2,077,944
Cerus Corporation	415,518	1,637,141
Conceptus, Inc.	14,826	278,284
CONMED Corporation	181	5,175
CryoLife, Inc.	1,375	7,274
CryoPort, Inc.	100	45
D. Medical Industries Ltd.	2,300	822
Delcath Systems, Inc.	601,771	1,690,977
Derma Sciences, Inc.	1,048	10,166

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Health Care - 7.9% (Continued)
Health Care Equipment & Supplies - 2.4% (Continued)
DexCom, Inc.	6,557	$64,193
Dynatronics Corporation	100	72
DynaVox, Inc.	781	1,921
Endologix, Inc.	35,294	528,704
Exactech, Inc.	109	1,690
Hansen Medical, Inc.	636,734	2,012,079
HeartWare International, Inc.	52,217	4,070,837
ICU Medical, Inc.	45,485	2,387,508
Insulet Corporation	200,070	3,573,250
InVivo Therapeutics Holdings Corporation	8,471	20,076
IRIS International, Inc.	89	1,164
Kensey Nash Corporation	21,849	621,167
MAKO Surgical Corporation	17,587	726,519
Medical Action Industries, Inc.	704	3,886
MELA Sciences, Inc.	571,247	2,559,187
Meridian Bioscience, Inc.	123,018	2,528,020
Navidea Biopharmaceuticals, Inc.	938,304	2,927,508
Neogen Corporation	13,370	521,296
NxStage Medical, Inc.	113,106	1,922,802
Quidel Corporation	115,429	1,906,887
Rockwell Medical Technologies, Inc.	164,628	1,522,809
RTI Biologics, Inc.	99,319	347,616
Stereotaxis, Inc.	185,020	75,710
STERIS Corporation	1,614	50,696
Synergetics USA, Inc.	1,400	9,128
TranS1, Inc.	3,200	11,360
Unilife Corporation	580,840	2,485,995
Uroplasty, Inc.	2,509	7,627
Winner Medical Group, Inc.	9,246	35,135
World Heart Corporation	1,600	452
Wright Medical Group, Inc.	80,941	1,507,931
ZELTIQ Aesthetics, Inc.	303	1,885
		41,258,750
Health Care Providers & Services - 1.0%
Accretive Health, Inc.	66,923	673,245
Air Methods Corporation	25,352	2,132,357
AMERIGROUP Corporation	33,603	2,075,321
AMN Healthcare Services, Inc.	5,926	39,763
Bio-Reference Laboratories, Inc.	76,054	1,621,471
BioScrip, Inc.	84,322	624,826
CardioNet, Inc.	696	1,963
Chemed Corporation	7,028	424,070
China Cord Blood Corporation	4,152	12,124
ExamWorks Group, Inc.	146,432	1,704,469
Gentiva Health Services, Inc.	178,260	1,475,993
Health Net, Inc.	36,794	1,310,234
Healthways, Inc.	27,455	183,125
IPC The Hospitalist Company, Inc.	33,552	1,288,732
Kindred Healthcare, Inc.	144	1,388
National Research Corporation	99	4,786
Patterson Companies, Inc.	800	27,272

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Health Care - 7.9% (Continued)
Health Care Providers & Services - 1.0% (Continued)
PDI, Inc.	62	$503
PSS World Medical, Inc.	128,954	3,085,869
Sun Healthcare Group, Inc.	44,322	320,448
Sunrise Senior Living, Inc.	211,735	1,329,696
Vanguard Health Systems, Inc.	700	6,216
Wizzard Software Corporation	4,268	10,371
		18,354,242
Health Care Technology - 0.1%
athenahealth, Inc.	12,721	921,637
Authentidate Holding Corporation	1,654	1,257
HealthStream, Inc.	12,425	284,781
iCad, Inc.	400	184
Merge Healthcare, Inc.	761	3,272
Quality Systems, Inc.	400	14,960
		1,226,091
Life Sciences Tools & Services - 0.2%
Accelr8 Technology Corporation	511	1,410
Affymetrix, Inc.	147,187	650,567
Albany Molecular Research, Inc.	497	1,585
Apricus Biosciences, Inc.	300,044	816,120
Bioanalytical Systems, Inc.	2,400	3,168
BioDelivery Sciences International, Inc.	11,400	43,320
Complete Genomics, Inc.	3,500	9,450
Compugen Ltd.	973	5,137
eResearchTechnology, Inc.	857	6,770
Fluidigm Corporation	21,204	330,995
Genetic Technologies Ltd.	29,932	86,204
PURE Bioscience, Inc.	279,240	80,980
QIAGEN N.V.	21,567	360,816
Sequenom, Inc.	305,428	1,563,791
Techne Corporation	4,379	293,130
		4,253,443
Pharmaceuticals - 1.2%
Acura Pharmaceuticals, Inc.	134,506	434,454
Akorn, Inc.	1,103	13,379
Alexza Pharmaceuticals, Inc.	15,700	9,734
Alimera Sciences, Inc.	212	655
Ampio Pharmaceuticals, Inc.	117,384	362,717
Aoxing Pharmaceutical Company, Inc.	10,556	4,011
AVANIR Pharmaceuticals, Inc. - Class A	1,869,395	5,701,655
Biodel, Inc.	352,139	253,540
Biostar Pharmaceuticals, Inc.	462	772
Cadence Pharmaceuticals, Inc.	749,001	2,763,814
Cumberland Pharmaceuticals, Inc.	3,988	29,192
Echo Therapeutics, Inc.	2,485	5,020
Emisphere Technologies, Inc.	8,547	2,137
Hi-Tech Pharmacal Company, Inc.	21,739	708,474
Impax Laboratories, Inc.	720	17,734
IntelliPharmaCeutics International, Inc.	15,839	44,983
K-V Pharmaceutical Company - Class A	450,305	517,851
Lannett Company, Inc.	127,416	502,019

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Health Care - 7.9% (Continued)
Pharmaceuticals - 1.2% (Continued)
MAP Pharmaceuticals, Inc.	29,867	$382,895
Nektar Therapeutics	430,894	3,283,412
Obagi Medical Products, Inc.	381	4,999
Oculus Innovative Sciences, Inc.	85,412	87,974
Optimer Pharmaceuticals, Inc.	192,259	2,845,433
Pacira Pharmaceuticals, Inc.	15,148	169,809
Pain Therapeutics, Inc.	4,422	17,909
Repros Therapeutics, Inc.	120,378	507,995
Sagent Pharmaceuticals, Inc.	23,864	429,313
Skystar Bio-Pharmaceutical Company Ltd.	3,733	8,959
Somaxon Pharmaceuticals, Inc.	859,632	300,871
Transcept Pharmaceuticals, Inc.	8,728	78,465
Ventrus BioSciences, Inc.	16,550	150,770
ViroPharma, Inc.	558	12,137
VIVUS, Inc.	46,313	1,121,701
XenoPort, Inc.	3,214	14,688
		20,789,471
Industrials - 7.9%
Aerospace & Defense - 0.5%
AeroVironment, Inc.	38,357	932,842
Arotech Corporation	1,900	2,261
Ascent Solar Technologies, Inc.	468,553	305,028
Ducommun, Inc.	393	4,637
GenCorp, Inc.	190,801	1,310,803
KEYW Holding Corporation (The)	105,791	994,435
Kratos Defense & Security Solutions, Inc.	233,589	1,296,419
MOOG, Inc. - Class A	7,298	308,487
National Presto Industries, Inc.	30,152	2,222,806
Orbital Sciences Corporation	86,224	1,082,973
Taser International, Inc.	113,808	523,517
		8,984,208
Air Freight & Logistics - 0.3%
Atlas Air Worldwide Holdings, Inc.	27,936	1,286,453
Echo Global Logistics, Inc.	145,733	2,481,833
Pacer International, Inc.	291,477	1,751,777
		5,520,063
Airlines - 0.5%
Allegiant Travel Company	51,755	3,041,124
AMR Corporation	788,907	456,777
JetBlue Airways Corporation	198,659	943,630
LAN Airlines, S.A. - ADR	21,177	596,980
Pinnacle Airlines Corporation	7,109	3,228
Republic Airways Holdings, Inc.	523,338	2,663,790
Southwest Airlines Company	20	166
Spirit Airlines, Inc.	14,903	357,970
		8,063,665
Building Products - 0.5%
AAON, Inc.	122,455	2,498,082
Builders FirstSource, Inc.	119,069	496,518
Griffon Corporation	117,607	1,165,485
Insteel Industries, Inc.	87,473	994,568

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Industrials - 7.9% (Continued)
Building Products - 0.5% (Continued)
Masco Corporation	1,650	$21,747
Simpson Manufacturing Company, Inc.	16,369	507,930
Trex Company, Inc.	76,649	2,452,768
U.S. Home Systems, Inc.	813	7,130
Universal Forest Products, Inc.	15,985	597,839
USG Corporation	24,743	446,611
		9,188,678
Commercial Services & Supplies - 1.2%
A.T. Cross Company - Class A	404	4,638
Asta Funding, Inc.	800	6,784
Avery Dennison Corporation	11,514	368,218
Cenveo, Inc.	147,319	421,332
Consolidated Graphics, Inc.	12,024	480,840
Deluxe Corporation	95,373	2,270,831
EnergySolutions, Inc.	1,233	5,191
EnerNOC, Inc.	43,577	261,898
Ennis, Inc.	46,858	738,482
Heritage-Crystal Clean, Inc.	400	8,460
HNI Corporation	46,020	1,110,002
Industrial Services of America, Inc.	22,413	115,875
InnerWorkings, Inc.	259,256	2,984,037
Intersections, Inc.	795	9,564
Kimball International, Inc. - Class B	324	2,213
Knoll, Inc.	46,303	684,821
Mobile Mini, Inc.	196,948	3,714,439
Pitney Bowes, Inc.	2,300	39,399
Portfolio Recovery Associates, Inc.	36,763	2,530,030
Quad/Graphics, Inc. - Class A	189,767	2,550,468
R.R. Donnelley & Sons Company	16,500	206,415
RINO International Corporation	81,543	4,077
Standard Parking Corporation	384	7,319
Swisher Hygiene, Inc.	328,786	739,769
SYKES Enterprises, Inc.	113	1,791
United Stationers, Inc.	29,020	823,007
		20,089,900
Construction & Engineering - 0.6%
Aegion Corporation	96,290	1,757,293
EMCOR Group, Inc.	35,104	1,029,249
Granite Construction, Inc.	35,451	986,956
India Globalization Capital, Inc.	25,980	8,573
Layne Christensen Company	29,558	607,417
MasTec, Inc.	149,578	2,601,161
Orion Marine Group, Inc.	621	4,297
Shaw Group, Inc. (The)	93,754	2,837,934
Sterling Construction Company, Inc.	5	49
		9,832,929
Electrical Equipment - 1.2%
Active Power, Inc.	4,861	4,302
Acuity Brands, Inc.	73,545	4,086,896
Advanced Battery Technologies, Inc.	592,639	212,757
Altair Nanotechnologies, Inc.	373,176	302,273

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Industrials - 7.9% (Continued)
Electrical Equipment - 1.2% (Continued)
American Superconductor Corporation	947,812	$3,914,464
AMETEK, Inc.	1,145	57,628
Beacon Power Corporation	57,124	685
Broadwind Energy, Inc.	5,131	1,745
Capstone Turbine Corporation	1,069,140	1,165,363
China BAK Battery, Inc.	415,965	320,293
China Electric Motor, Inc.	1,771	193
China Technology Development Group Corporation	2,500	2,000
Digital Power Corporation	1,677	2,348
ECOtality, Inc.	1,163	765
Encore Wire Corporation	85,800	2,187,042
Fushi Copperweld, Inc.	447,478	3,051,800
General Cable Corporation	168	4,946
Global Power Equipment Group, Inc.	10,053	251,425
GrafTech International Ltd.	62,000	727,880
Hoku Corporation	183,042	71,386
Hydrogenics Corporation	3,215	19,161
II-VI, Inc.	5,142	104,948
Lihua International, Inc.	254,547	1,445,827
Medis Technologies Ltd.	22,419	81
New Energy Systems Group	1,300	650
Ocean Power Technologies, Inc.	134,672	367,655
Plug Power, Inc.	241,879	319,280
Polypore International, Inc.	33,050	1,234,417
Powell Industries, Inc.	3,000	97,830
PowerSecure International, Inc.	1,394	7,235
Satcon Technology Corporation	1,043,676	438,344
Ultralife Corporation	5,704	28,691
Valence Technology, Inc.	684,756	499,872
Westinghouse Solar, Inc.	31,644	17,689
ZBB Energy Corporation	2,467	1,357
		20,949,228
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	11,438	688,682

Machinery - 1.8%
Actuant Corporation - Class A	34,948	953,032
Art's-Way Manufacturing Company, Inc.	3,005	20,554
Briggs & Stratton Corporation	267,139	4,835,216
China Valves Technology, Inc.	253,369	499,137
CLARCOR, Inc.	44,682	2,145,630
Cleantech Solutions International, Inc.	260	1,391
Colfax Corporation	67,415	2,284,694
Douglas Dynamics, Inc.	56,391	796,805
Energy Recovery, Inc.	273,355	574,046
EnPro Industries, Inc.	32,056	1,327,439
ESCO Technologies, Inc.	2,281	78,466
Federal Signal Corporation	201	1,037
FreightCar America, Inc.	12,439	268,682
Gorman-Rupp Company (The)	87	2,506
Harsco Corporation	900	20,070

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Industrials - 7.9% (Continued)
Machinery - 1.8% (Continued)
IDEX Corporation	26	$1,126
ITT Corporation	124,105	2,787,398
Lindsay Corporation	3,979	265,757
Lydall, Inc.	1,195	12,607
Miller Industries, Inc.	8,808	144,451
Mueller Industries, Inc.	17,323	791,834
PMFG, Inc.	62,337	842,173
Sun Hydraulics Corporation	10,670	267,070
Tecumseh Products Company - Class A	585	2,235
Terex Corporation	193,234	4,374,818
Titan International, Inc.	155,828	4,501,871
Twin Disc, Inc.	162,836	3,570,994
Wabash National Corporation	26,568	222,374
		31,593,413
Marine - 0.3%
Alexander & Baldwin, Inc.	5,966	305,220
Baltic Trading Ltd.	24,524	114,037
Diana Containerships, Inc.	10	62
Eagle Bulk Shipping, Inc.	205,889	337,658
Excel Maritime Carriers Ltd.	763,147	1,427,085
Genco Shipping & Trading Ltd.	548,902	2,936,626
International Shipholding Corporation	407	8,612
Safe Bulkers, Inc.	400	2,740
		5,132,040
Professional Services - 0.3%
Advisory Board Company (The)	4,511	411,223
CBIZ, Inc.	290,223	1,761,654
Dolan Company (The)	38,160	305,661
FTI Consulting, Inc.	310	11,265
Hill International, Inc.	710	2,528
Innovaro, Inc.	8,192	8,110
Insperity, Inc.	300	8,181
Kelly Services, Inc. - Class A	4,431	61,990
Lightbridge Corporation	109,852	276,827
Manpower, Inc.	300	12,780
Nielsen Holdings N.V.	100	2,922
Odyssey Marine Exploration, Inc.	887,141	2,696,909
Pendrell Corporation	4,316	5,826
Spherix, Inc.	2,301	2,071
Thomas Group, Inc.	900	68
Volt Information Sciences, Inc.	100	710
VSE Corporation	256	5,632
		5,574,357
Road & Rail - 0.2%
Avis Budget Group, Inc.	100	1,316
Dollar Thrifty Automotive Group, Inc.	11,649	941,938
Knight Transportation, Inc.	26,605	436,854
RailAmerica, Inc.	1,071	24,826
Student Transportation, Inc.	32,327	219,824
YRC Worldwide, Inc.	153,169	1,115,070

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Industrials - 7.9% (Continued)
Road & Rail - 0.2% (Continued)
Zipcar, Inc.	106,921	$1,288,398
		4,028,226
Trading Companies & Distributors - 0.4%
Ampal-American Israel Corporation - Class A	2,031	427
Beacon Roofing Supply, Inc.	115,305	3,077,490
BlueLinx Holdings, Inc.	155	426
China Armco Metals, Inc.	140,785	99,465
Houston Wire & Cable Company	132,514	1,628,597
Lawson Products, Inc.	400	5,824
Rush Enterprises, Inc. - Class A	100	1,808
Titan Machinery, Inc.	11,104	395,636
WESCO International, Inc.	12,929	858,356
		6,068,029
Transportation Infrastructure - 0.0% (a)
Macquarie Infrastructure Company, LLC	2,579	89,079

Information Technology - 12.0%
Communications Equipment - 1.5%
Acme Packet, Inc.	10,149	284,882
Anaren, Inc.	15,264	275,363
Aruba Networks, Inc.	194	4,097
AudioCodes Ltd.	2,600	6,110
Bel Fuse, Inc. - Class B	300	5,337
CalAmp Corporation	191	1,142
CIENA Corporation	20,609	305,425
Cogo Group, Inc.	2,321	5,710
Comtech Telecommunications Corporation	53,577	1,656,601
Digi International, Inc.	188,657	1,750,737
EMCORE Corporation	4,182	18,903
Extreme Networks, Inc.	838,994	3,213,347
Finisar Corporation	242,442	4,005,142
Globecomm Systems, Inc.	686	9,727
Infinera Corporation	248,034	1,775,923
InterDigital, Inc.	72,795	2,017,877
JDS Uniphase Corporation	3,312	40,241
KVH Industries, Inc.	25,879	258,272
Loral Space & Communications, Inc.	12	745
Meru Networks, Inc.	119,391	339,070
Network Equipment Technologies, Inc.	246	241
Oclaro, Inc.	315,087	904,300
Polycom, Inc.	200	2,654
Procera Networks, Inc.	12,148	252,193
Qiao Xing Mobile Communication Company Ltd.	1,984	1,329
RIT Technologies Ltd.	10,410	35,186
Riverbed Technology, Inc.	800	15,784
Sycamore Networks, Inc.	1,297	20,220
Telestone Technologies Corporation	480,324	1,517,824
Telular Corporation	300	2,706
Ubiquiti Networks, Inc.	119,895	3,958,933
ViaSat, Inc.	49,090	2,371,047
Zoom Technologies, Inc.	153,117	197,521

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Information Technology - 12.0% (Continued)
Communications Equipment - 1.5% (Continued)
ZST Digital Networks, Inc.	194,797	$204,537
		25,459,126
Computers & Peripherals - 0.9%
Hauppauge Digital, Inc.	69,638	102,368
iGo, Inc.	12,921	9,432
Imation Corporation	39,572	229,518
Immersion Corporation	311	1,695
Intermec, Inc.	94	500
Intevac, Inc.	10,667	85,976
Lexmark International, Inc. - Class A	236	7,104
Logitech International S.A.	68,659	696,889
OCZ Technology Group, Inc.	725,022	4,277,630
Rimage Corporation	1,651	15,007
Silicon Graphics International Corporation	348,245	3,287,433
STEC, Inc.	44,799	371,384
Stratasys, Inc.	17,639	903,293
Super Micro Computer, Inc.	20,671	364,843
Synaptics, Inc.	128,338	3,941,260
USA Technologies, Inc.	391,800	662,142
		14,956,474
Electronic Equipment, Instruments & Components - 1.0%
Anixter International, Inc.	38	2,606
Badger Meter, Inc.	14,859	548,891
Clearfield, Inc.	100	425
Cognex Corporation	3,100	124,775
Digital Ally, Inc.	4,700	3,525
Dolby Laboratories, Inc. - Class A	409	16,045
DTS, Inc.	88,736	2,768,563
Echelon Corporation	261,779	1,141,356
Electro Rent Corporation	6	93
GSI Group, Inc.	27,550	332,528
Hollysys Automation Technologies Ltd.	516,797	5,131,794
IPG Photonics Corporation	8	387
Key Tronic Corporation	134	1,548
Maxwell Technologies, Inc.	173,133	1,646,495
Measurement Specialties, Inc.	37,318	1,333,372
Mesa Laboratories, Inc.	131	6,503
Methode Electronics, Inc.	49	414
Microvision, Inc.	144,152	268,123
Pulse Electronics Corporation	209,393	429,256
RealD, Inc.	119,423	1,442,630
Research Frontiers, Inc.	70,199	231,657
Richardson Electronics Ltd.	1,137	14,338
SinoHub, Inc.	43,908	27,904
SMTC Corporation	1,548	6,022
Superconductor Technologies, Inc.	172,881	121,017
SYNNEX Corporation	19,060	725,995
Uni-Pixel, Inc.	2,004	10,842
Universal Display Corporation	29,525	1,327,739
Vishay Intertechnology, Inc.	1,900	21,318

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Information Technology - 12.0% (Continued)
Electronic Equipment, Instruments & Components - 1.0% (Continued)
Vishay Precision Group, Inc.	828	$11,989
		17,698,150
Internet Software & Services - 3.0%
Active Network, Inc. (The)	553	9,290
Ancestry.com, Inc.	73,413	1,960,127
Angie's List, Inc.	311,852	4,350,335
Autobytel, Inc.	1,600	1,472
Bankrate, Inc.	39,947	935,559
BroadVision, Inc.	33,469	806,603
Carbonite, Inc.	34,719	277,405
Constant Contact, Inc.	92,354	2,232,196
Cornerstone OnDemand, Inc.	200	4,156
CoStar Group, Inc.	20,641	1,504,523
DealerTrack Holdings, Inc.	7,588	226,350
Demand Media, Inc.	74,635	620,217
Dice Holdings, Inc.	77,766	838,318
Envestnet, Inc.	783	9,795
FriendFinder Networks, Inc.	700	763
IAC/InterActiveCorporation	490	23,594
j2 Global, Inc.	96,445	2,491,174
KIT digital, Inc.	501,857	3,402,590
Liquidity Services, Inc.	13,648	727,848
Local.com Corporation	252,036	630,090
LogMeIn, Inc.	35,263	1,269,821
LoopNet, Inc.	114,054	2,186,415
Marchex, Inc. - Class B	121,685	423,464
Monster Worldwide, Inc.	345,475	2,981,449
OpenTable, Inc.	150,295	6,722,695
Openwave Systems, Inc.	2,427	6,262
Perficient, Inc.	27,847	334,442
Phoenix New Media Ltd. - ADR	123	775
Points International Ltd.	600	7,770
Qihoo 360 Technology Company Ltd. - ADR	34,554	846,573
Quepasa Corporation	748,301	2,843,544
QuinStreet, Inc.	111,069	1,167,335
Rediff.com India Ltd. - ADR	80,503	503,144
Remark Media, Inc.	1,367	6,111
Renren, Inc.	138,889	847,223
Sify Technologies Ltd. - ADR	120,999	364,207
SPS Commerce, Inc.	10,496	291,999
Stamps.com, Inc.	23,573	684,324
Support.com, Inc.	302	1,096
TechTarget, Inc.	562	4,181
Travelzoo, Inc.	61,291	1,591,114
United Online, Inc.	57,727	273,626
Vistaprint N.V.	86,890	3,240,128
Web.com Group, Inc.	16,656	215,695
WebMD Health Corporation	300	6,825
Yelp, Inc.	121,800	2,784,348
Zillow, Inc.	20,557	716,823
		51,373,794

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Information Technology - 12.0% (Continued)
IT Services - 0.7%
CACI International, Inc.	14,852	$907,903
Cass Information Systems, Inc.	701	28,706
China Information Technology, Inc.	5	6
CIBER, Inc.	315,566	1,312,755
Computer Task Group, Inc.	23,705	341,826
CoreLogic, Inc.	300	5,010
DJSP Enterprises, Inc.	15,586	1,901
Hackett Group, Inc. (The)	670	3,826
Heartland Payment Systems, Inc.	65	1,980
Higher One Holdings, Inc.	308,655	4,867,489
Mantech International Corporation - Class A	48,571	1,526,101
Mattersight Corporation	300	2,838
ModusLink Global Solutions, Inc.	4,159	20,587
NCI, Inc. - Class A	1,006	4,990
ServiceSource International, Inc.	143,917	2,386,144
VeriFone Systems, Inc.	231	11,005
Yucheng Technologies Ltd.	200	610
Zanett, Inc.	12,650	1,012
		11,424,689
Semiconductors & Semiconductor Equipment - 2.1%
Aixtron SE - ADR	27,515	503,800
Amkor Technology, Inc.	149,700	773,949
ATMI, Inc.	252	5,295
AuthenTec, Inc.	118	384
Cabot Microelectronics Corporation	48,750	1,676,025
Camtek Ltd.	9,493	22,498
Canadian Solar, Inc.	305,600	1,054,320
Cavium, Inc.	29,051	850,032
CEVA, Inc.	100	2,209
Cirrus Logic, Inc.	48,789	1,335,843
Cree, Inc.	700	21,630
CSR plc	1	19
CVD Equipment Corporation	20,462	284,831
Cypress Semiconductor Corporation	1,100	17,050
DayStar Technologies, Inc.	8,952	13,876
Diodes, Inc.	105,652	2,354,983
Energy Conversion Devices, Inc.	825,037	42,902
Entropic Communications, Inc.	359,973	1,522,686
Evergreen Solar, Inc.	114,139	5,593
First Solar, Inc.	256,076	4,711,798
FormFactor, Inc.	48	269
Freescale Semiconductor Holdings I Ltd.	11	137
FSI International, Inc.	2,269	11,504
GSI Technology, Inc.	624	2,640
GT Advanced Technologies, Inc.	112,730	733,872
Hittite Microwave Corporation	12,474	667,858
Ikanos Communications, Inc.	1,300	1,040
Integrated Silicon Solution, Inc.	13,438	142,712
International Rectifier Corporation	45,229	987,349
JinkoSolar Holding Company Ltd. - ADR	103,541	567,405
Kopin Corporation	335,514	1,197,785

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Information Technology - 12.0% (Continued)
Semiconductors & Semiconductor Equipment - 2.1% (Continued)
LDK Solar Company Ltd.	146,738	$466,627
Mellanox Technologies Ltd.	901	52,790
MEMC Electronic Materials, Inc.	495,255	1,777,965
Microsemi Corporation	300	6,456
MIPS Technologies, Inc.	262,594	1,717,365
MoSys, Inc.	92,957	334,645
NVE Corporation	16,928	857,911
OmniVision Technologies, Inc.	277,422	5,110,113
Photronics, Inc.	137,439	850,747
PLX Technology, Inc.	281	1,118
QuickLogic Corporation	2,978	8,934
Rambus, Inc.	1,344	6,841
Rubicon Technology, Inc.	312,721	2,955,213
Rudolph Technologies, Inc.	36,649	395,809
Sigma Designs, Inc.	115	634
Silicon Image, Inc.	497	2,982
Silicon Laboratories, Inc.	14,504	514,747
STR Holdings, Inc.	370,164	1,414,026
Suntech Power Holdings Company Ltd. - ADR	203,620	513,122
Tower Semiconductor Ltd.	226,294	219,505
Transwitch Corporation	20,065	45,748
Vitesse Semiconductor Corporation	1,700	4,998
		36,770,590
Software - 2.8%
Accelrys, Inc.	2,792	22,978
American Software, Inc. - Class A	105,410	872,795
AsiaInfo-Linkage, Inc.	520,720	6,561,072
Astea International, Inc.	100	328
Augme Technologies, Inc.	10,081	22,884
BroadSoft, Inc.	44,555	1,907,400
Callidus Software, Inc.	154,411	1,222,935
China CGame, Inc.	12,695	1,523
China TransInfo Technology Corporation	122,320	556,556
Concur Technologies, Inc.	47,396	2,680,718
Convio, Inc.	61,628	986,048
CyberDefender Corporation	11,408	57
Ebix, Inc.	269,521	5,511,704
Evergreen Energy, Inc.	172,973	5,552
FalconStor Software, Inc.	2,760	9,080
Glu Mobile, Inc.	236,510	1,076,121
Interactive Intelligence Group, Inc.	25,447	754,758
JDA Software Group, Inc.	1,659	47,912
Jive Software, Inc.	9,162	218,147
Magic Software Enterprises Ltd.	185,984	1,197,737
MICROS Systems, Inc.	300	17,049
MIND C.T.I. Ltd.	2,400	4,248
Mitek Systems, Inc.	181,150	1,025,309
Motricity, Inc.	647,032	666,443
NetSuite, Inc.	616	27,338
Rosetta Stone, Inc.	154,716	1,618,329
Sky-Mobi Ltd. - ADR	111,039	330,896

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Information Technology - 12.0% (Continued)
Software - 2.8% (Continued)
Sourcefire, Inc.	61,637	$3,142,871
SRS Labs, Inc.	751	7,157
Synchronoss Technologies, Inc.	76,029	2,379,708
Take-Two Interactive Software, Inc.	280,257	3,951,624
TeleCommunication Systems, Inc.	179	345
TeleNav, Inc.	16,407	111,075
THQ, Inc.	20,000	13,600
TigerLogic Corporation	280	613
TiVo, Inc.	34,087	367,799
Top Image Systems Ltd.	19,170	98,342
Trunkbow International Holdings Ltd.	100	194
Tyler Technologies, Inc.	200	7,990
Ultimate Software Group, Inc. (The)	12,129	935,874
VirnetX Holding Corporation	287,602	7,144,034
Vringo, Inc.	76,084	262,490
Wave Systems Corporation - Class A	1,175,160	1,680,479
Websense, Inc.	66,501	1,379,231
		48,829,343
Materials - 4.1%
Chemicals - 0.9%
ADA-ES, Inc.	80,875	2,173,516
American Vanguard Corporation	4,982	124,550
Balchem Corporation	8,158	235,766
Cereplast, Inc.	99,634	55,795
China Agritech, Inc.	85,645	72,798
China Gengsheng Minerals, Inc.	65,549	48,506
China Green Agriculture, Inc.	238,826	991,128
Clean Diesel Technologies, Inc.	142,078	475,961
Gulf Resources, Inc.	280,156	610,740
Hawkins, Inc.	43,009	1,493,703
Kronos Worldwide, Inc.	700	16,618
Rentech Nitrogen Partners, L.P.	22,067	650,314
Scotts Miracle-Gro Company (The) - Class A	34,311	1,797,896
Senomyx, Inc.	20,603	45,121
Sensient Technologies Corporation	15,700	583,255
ShengdaTech, Inc.	32,215	3,125
Terra Nitrogen Company, L.P.	1,162	311,416
Yongye International, Inc.	730,650	2,345,386
Zoltek Companies, Inc.	325,350	3,588,611
		15,624,205
Construction Materials - 0.3%
Texas Industries, Inc.	163,047	5,480,010

Containers & Packaging - 0.0% (a)
AEP Industries, Inc.	10	349
Graphic Packaging Holding Company	123	658
Greif, Inc. - Class A	3,925	210,537
		211,544
Metals & Mining - 2.6%
A.M. Castle & Company	128,626	1,722,302
AK Steel Holding Corporation	803,051	5,958,638

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Materials - 4.1% (Continued)
Metals & Mining - 2.6% (Continued)
Alderon Iron Ore Corporation	100,000	$288,508
Allied Nevada Gold Corporation	411	12,038
AMCOL International Corporation	106,672	3,515,909
Anooraq Resources Corporation	204,106	52,251
Augusta Resource Corporation	125	319
Avalon Rare Metals, Inc.	229,881	577,001
CD International Enterprises, Inc.	17,830	5,258
China Gerui Advanced Materials Group Ltd.	11,810	33,659
China Natural Resources, Inc.	4,312	31,779
China Precision Steel, Inc.	299,375	125,767
China Shen Zhou Mining & Resources, Inc.	51,778	64,723
Compass Minerals International, Inc.	3,200	244,864
Crosshair Energy Corporation	271,904	109,713
Eco Oro Minerals Corporation	17,792	41,425
Extorre Gold Mines Ltd.	82,297	349,902
General Moly, Inc.	673,263	2,181,372
General Steel Holdings, Inc.	127,677	141,721
Gold Reserve, Inc.	153	658
Gold Resource Corporation	32,386	878,308
Golden Minerals Company	147,964	1,105,291
Great Northern Iron Ore Properties	5,799	389,171
Hecla Mining Company	64,226	274,887
Horsehead Holding Corporation	197,069	2,213,085
Jaguar Mining, Inc.	237,931	644,793
Kaiser Aluminum Corporation	18,859	991,418
Kimber Resources, Inc.	11,900	11,186
McEwen Mining, Inc.	287,129	1,088,219
Mesabi Trust	6,572	200,380
Midway Gold Corporation	481,062	692,729
Molycorp, Inc.	122,882	3,325,187
North American Palladium Ltd.	191,852	575,556
Olympic Steel, Inc.	101,675	2,148,393
Orezone Gold Corporation	33,145	57,376
Paramount Gold and Silver Corporation	259,092	632,185
Polymet Mining Corporation	238,202	240,584
Pretium Resources, Inc.	150	2,535
Puda Coal, Inc.	61,600	14,722
Qiao Xing Universal Resources, Inc. (b)	20,696	6,571
Quest Rare Minerals Ltd.	21,913	43,700
Rare Element Resources Ltd.	729,636	3,845,182
Revett Minerals, Inc.	662	2,628
RTI International Metals, Inc.	222,803	5,469,814
Seabridge Gold, Inc.	44,681	748,854
Silver Bull Resources, Inc.	106,114	57,280
SinoCoking Coal and Coke Chemical Industries, Inc.	102,390	213,995
Southern Copper Corporation	8,310	273,233
SunCoke Energy, Inc.	24,044	365,950
Tanzanian Royalty Exploration Corporation	379,706	1,697,286
Torex Gold Resources, Inc.	172,414	300,203
Vista Gold Corporation	353,476	1,067,498
		45,036,006

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Materials - 4.1% (Continued)
Paper & Forest Products - 0.3%
AbitibiBowater, Inc.	16,600	$219,950
Deltic Timber Corporation	4,240	258,979
Louisiana-Pacific Corporation	128,058	1,158,925
Orient Paper, Inc.	143,956	434,747
P.H. Glatfelter Company	112,012	1,745,147
Wausau Paper Corporation	33,745	305,730
		4,123,478
Telecommunication Services - 1.1%
Diversified Telecommunication Services - 1.0%
8x8, Inc.	202,937	838,130
Alaska Communications Systems Group, Inc.	762,857	1,952,914
Boingo Wireless, Inc.	432	4,549
CenturyLink, Inc.	16	617
Cincinnati Bell, Inc.	732,510	2,783,538
Cogent Communications Group, Inc.	10,526	197,152
Consolidated Communications Holdings, Inc.	221,181	4,279,852
Elephant Talk Communications, Inc.	24,529	49,794
Fairpoint Communications, Inc.	247,376	1,145,351
Frontier Communications Corporation	1,655	6,686
Hawaiian Telcom Holdco, Inc.	378	7,859
inContact, Inc.	1,623	8,845
Iridium Communications, Inc.	376,714	3,311,316
magicJack VocalTec Ltd.	100,802	2,515,010
Neutral Tandem, Inc.	12,755	148,213
Radcom Ltd.	52,681	260,771
Telecom Italia S.p.A.	72	815
		17,511,412
Wireless Telecommunication Services - 0.1%
MetroPCS Communications, Inc.	643	4,694
NII Holdings, Inc.	47,194	660,480
Shenandoah Telecommunications Company	596	6,645
USA Mobility, Inc.	10,968	141,707
		813,526
Utilities - 0.9%
Electric Utilities - 0.2%
Central Vermont Public Service Corporation	51,132	1,802,403
Exelon Corporation	172	6,710
Great Plains Energy, Inc.	45,925	937,788
MGE Energy, Inc.	1,409	64,448
Northeast Utilities	200	7,354
Otter Tail Corporation	19,265	423,059
Portland General Electric Company	4,820	124,501
UIL Holdings Corporation	746	25,640
		3,391,903
Gas Utilities - 0.3%
China Natural Gas, Inc.	228,204	365,127
Ferrellgas Partners, L.P.	84,606	1,258,091
Laclede Group, Inc. (The)	25,364	998,834
Northwest Natural Gas Company	67,083	3,065,693
Piedmont Natural Gas Company, Inc.	21,666	660,380
		6,348,125

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 66.4% (Continued)	Shares	Value
Utilities - 0.9% (Continued)
Independent Power Producers & Energy Traders - 0.1%
American DG Energy, Inc.	12,029	$27,907
Atlantic Power Corporation	41,890	598,189
Dynegy, Inc.	28,835	11,822
Ormat Technologies, Inc.	29,593	585,054
U.S. Geothermal, Inc.	189,017	77,497
		1,300,469
Multi-Utilities - 0.3%
Avista Corporation	12,675	335,127
Black Hills Corporation	27,769	916,655
CH Energy Group, Inc.	50,830	3,335,465
MDU Resources Group, Inc.	58	1,330
Wisconsin Energy Corporation	10,955	403,582
		4,992,159
Water Utilities - 0.0% (a)
Artesian Resources Corporation - Class A	300	5,727
Cadiz, Inc.	24,589	207,285
Connecticut Water Service, Inc.	5,826	161,671
Consolidated Water Company Ltd.	710	5,091
Middlesex Water Company	843	15,646
		395,420

Total Common Stocks (Proceeds $1,293,154,777)		$1,144,762,037

PREFERRED STOCKS - 0.0% (a)	Shares	Value
Orchard Supply Hardware Stores Corporation - Series A (Proceeds $1,314)	3,254	$6,183

CLOSED-END FUNDS - 0.0% (a)	Shares	Value
Firsthand Technology Value Fund, Inc.	7,300	$191,771
PIMCO Global StocksPLUS & Income Fund	48	1,008
Total Closed-End Funds (Proceeds $189,804)		$192,779

EXCHANGE-TRADED FUNDS - 8.0%	Shares	Value
SPDR S&P 500 ETF Trust	526,774	$73,627,202
Vanguard S&P 500 ETF	997,598	63,806,368
WisdomTree Earnings 500 Fund	165	8,054
Total Exchange-Traded Funds (Proceeds $130,158,642)		$137,441,624

EXCHANGE-TRADED NOTES - 2.1%	Shares	Value
iPath S&P 500 VIX Mid-Term Futures ETN	113,034	$5,129,483
iPath S&P 500 VIX Short-Term Futures ETN	1,836,549	30,394,886
Total Exchange-Traded Notes (Proceeds $60,917,957)		$35,524,369

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

WARRANTS - 0.0% (a)	Shares	Value
American International Group, Inc.	854	$10,974
Magnum Hunter Resources Corporation (b)	15,718	–
Zion Oil & Gas, Inc.	44,348	8,869
Total Warrants (Proceeds $14,295)		$19,843

Total Securities Sold Short - 76.5% (Proceeds $1,484,436,789)		$1,317,946,835

ADR	- American Depositary Receipt.

(a)	Percentage rounds to less than 0.1%.
(b)	Securities fair valued under supervision of the Board of Trustees totaled $(1,383,327) at April 30, 2012, representing (0.1%) of net assets (Note 2).

See accompanying notes to financial statements.

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
April 30, 2012 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Consumer Discretionary - 15.7%
Auto Components - 1.5%
Amerigon, Inc. (a)	6,935	$99,171
Cooper Tire & Rubber Company	11,795	176,335
Exide Technologies (a)	12,807	36,884
Federal-Mogul Corporation (a)	8,477	109,608
Goodyear Tire & Rubber Company (The) (a)	250	2,745
Modine Manufacturing Company (a)	9,235	72,956
Spartan Motors, Inc.	611	2,658
Standard Motor Products, Inc.	4,252	64,078
Stoneridge, Inc. (a)	1,873	16,145
Tenneco, Inc. (a)	4,382	135,097
Tower International, Inc. (a)	3,180	33,835
		749,512
Diversified Consumer Services - 0.8%
Archipelago Learning, Inc. (a)	6,376	70,582
Ascent Capital Group, Inc. - Class A (a)	318	16,377
Carriage Services, Inc.	166	1,245
Collectors Universe, Inc.	4,727	76,057
Grand Canyon Education, Inc. (a)	3,838	66,743
Lincoln Educational Services Corporation	276	2,026
Sotheby's	4,196	164,987
Steiner Leisure Ltd. (a)	92	4,320
		402,337
Hotels, Restaurants & Leisure - 3.2%
AFC Enterprises, Inc. (a)	2,271	38,789
Benihana, Inc.	1,688	23,277
Bluegreen Corporation (a)	2,783	14,750
Boyd Gaming Corporation (a)	16,626	127,854
Bravo Brio Restaurant Group, Inc. (a)	124	2,505
Carrols Restaurant Group, Inc. (a)	11,620	175,229
CEC Entertainment, Inc.	1,824	69,713
Churchill Downs, Inc.	1,135	67,374
Cracker Barrel Old Country Store, Inc.	2,527	145,353
Domino's Pizza, Inc.	3,864	146,098
Einstein Noah Restaurant Group, Inc.	3,179	44,983
Great Wolf Resorts, Inc. (a)	9,000	70,560
Interval Leisure Group, Inc.	3,906	67,496
Isle of Capri Casinos, Inc. (a)	43	269
Life Time Fitness, Inc. (a)	3,274	152,437
Luby's, Inc. (a)	1,393	8,525
Marcus Corporation	120	1,501
Papa John's International, Inc. (a)	1,382	55,667
Pinnacle Entertainment, Inc. (a)	1	11
Premier Exhibitions, Inc. (a)	4,670	12,142
Rick's Cabaret International, Inc. (a)	493	4,570
Scientific Games Corporation (a)	6,094	61,915
Shuffle Master, Inc. (a)	8,707	153,853
Speedway Motorsports, Inc.	160	2,730
Texas Roadhouse, Inc.	8,396	144,831

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Consumer Discretionary - 15.7% (Continued)
Hotels, Restaurants & Leisure - 3.2% (Continued)
Town Sports International Holdings, Inc. (a)	4,092	$52,459
Wendy's Company (The)	1	5
		1,644,896
Household Durables - 0.5%
American Greetings Corporation - Class A	6,006	96,096
Beazer Homes USA, Inc. (a)	653	2,024
CSS Industries, Inc.	1,587	30,391
Harman International Industries, Inc.	2,953	146,410
iRobot Corporation (a)	1	24
Jarden Corporation	2	84
Libbey, Inc. (a)	175	2,497
		277,526
Internet & Catalog Retail - 0.8%
1-800-FLOWERS.COM, Inc. - Class A (a)	209	623
HSN, Inc.	3,962	153,329
Orbitz Worldwide, Inc. (a)	14,217	51,892
Shutterfly, Inc. (a)	5,971	185,818
		391,662
Leisure Equipment & Products - 1.3%
Arctic Cat, Inc. (a)	4,104	181,561
Black Diamond, Inc. (a)	400	3,972
LeapFrog Enterprises, Inc. (a)	26,987	252,059
Smith & Wesson Holding Corporation (a)	20,925	172,631
Steinway Musical Instruments, Inc. (a)	2,235	56,344
		666,567
Media - 2.3%
Cablevision Systems Corporation - Class A	11	163
Carmike Cinemas, Inc. (a)	9,172	122,263
Clear Channel Outdoor Holdings, Inc. (a)	9,308	70,461
Cumulus Media, Inc. - Class A (a)	432	1,568
Digital Generation, Inc. (a)	2,895	26,866
E.W. Scripps Company (The) - Class A (a)	15,178	139,030
Global Sources Ltd. (a)	5,333	32,851
John Wiley & Sons, Inc. - Class A	3,165	143,026
Journal Communications, Inc. (a)	105	440
Knology, Inc. (a)	10,740	208,893
LIN TV Corporation - Class A (a)	19,342	76,401
Live Nation Entertainment, Inc. (a)	9,763	88,453
Madison Square Garden Company (The) - Class A (a)	4,889	175,857
Martha Stewart Living Omnimedia, Inc. - Class A	1	4
MDC Partners, Inc.	287	2,962
National CineMedia, Inc.	4,845	69,235
World Wrestling Entertainment, Inc.	1	8
		1,158,481
Multiline Retail - 0.1%
Gordmans Stores, Inc. (a)	3,247	68,966

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Consumer Discretionary - 15.7% (Continued)
Specialty Retail - 3.3%
Aaron's, Inc.	2,638	$71,674
bebe stores, inc.	2,607	21,377
Big 5 Sporting Goods Corporation	9,554	79,967
Buckle, Inc. (The)	1,872	86,449
Cabela's, Inc. (a)	1	38
Casual Male Retail Group, Inc. (a)	302	948
Chico's FAS, Inc.	9,446	145,091
Cost Plus, Inc. (a)	6,686	129,508
Dreams, Inc. (a)	6,572	22,476
DSW, Inc. - Class A	860	48,384
Genesco, Inc. (a)	2,095	157,125
Guess?, Inc.	1,601	46,877
Kirkland's, Inc. (a)	5,690	83,302
Midas, Inc. (a)	2,950	33,925
New York & Company, Inc. (a)	14,892	58,823
Office Depot, Inc. (a)	42,453	129,057
Pier 1 Imports, Inc.	1,059	18,194
Shoe Carnival, Inc. (a)	6,987	135,827
Stage Stores, Inc.	7,955	121,473
Stein Mart, Inc. (a)	514	3,300
West Marine, Inc. (a)	183	2,143
Wet Seal, Inc. (The) - Class A (a)	13,903	45,741
Winmark Corporation	1,137	65,196
Zumiez, Inc. (a)	4,338	159,031
		1,665,926
Textiles, Apparel & Luxury Goods - 1.9%
CROCS, Inc. (a)	7,367	148,814
Deckers Outdoor Corporation (a)	2,227	113,599
G-III Apparel Group Ltd. (a)	5,319	142,815
Kenneth Cole Productions, Inc. (a)	228	3,632
Movado Group, Inc.	9,893	280,467
Oxford Industries, Inc.	1,407	67,522
Skechers U.S.A., Inc. - Class A (a)	8,285	154,681
Unifi, Inc. (a)	3,008	33,449
Warnaco Group, Inc. (The) (a)	342	18,112
		963,091
Consumer Staples - 3.7%
Beverages - 0.3%
Coca-Cola Bottling Company Consolidated	1,967	126,183

Food & Staples Retailing - 1.5%
Andersons, Inc. (The)	1,978	99,691
Ingles Markets, Inc. - Class A	8,391	145,920
Nash Finch Company	676	16,968
PriceSmart, Inc.	2,110	174,159
SUPERVALU, Inc.	100	594
Susser Holdings Corporation (a)	6,424	171,457

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Consumer Staples - 3.7% (Continued)
Food & Staples Retailing - 1.5% (Continued)
United Natural Foods, Inc. (a)	3,391	$167,142
		775,931
Food Products - 1.3%
Darling International, Inc. (a)	12,591	206,240
Dean Foods Company (a)	18,267	224,319
Fresh Del Monte Produce, Inc.	432	10,009
J & J Snack Foods Corporation	1,210	67,833
Omega Protein Corporation (a)	2,129	15,244
Pilgrim's Pride Corporation (a)	20,652	147,455
Westway Group, Inc. (a)	100	590
		671,690
Household Products - 0.0% (b)
Central Garden & Pet Company - Class A (a)	242	2,587
Harbinger Group, Inc. (a)	610	3,147
		5,734
Personal Products - 0.6%
Elizabeth Arden, Inc. (a)	1,376	53,636
Inter Parfums, Inc.	2,687	42,320
Prestige Brands Holdings, Inc. (a)	4,146	70,441
Revlon, Inc. (a)	7,449	127,229
Schiff Nutrition International, Inc. (a)	333	5,478
		299,104
Tobacco - 0.0% (b)
Universal Corporation	320	14,666

Energy - 8.0%
Energy Equipment & Services - 3.2%
Bristow Group, Inc.	2,225	108,691
Cal Dive International, Inc. (a)	7,054	27,299
Dawson Geophysical Company (a)	76	2,041
Global Geophysical Services, Inc. (a)	4,630	44,309
Gulfmark Offshore, Inc. - Class A (a)	1,417	68,257
Key Energy Services, Inc. (a)	11,924	150,958
Matrix Service Company (a)	228	3,112
McDermott International, Inc. (a)	10,247	115,791
Mitcham Industries, Inc. (a)	6,495	154,321
Pioneer Drilling Company (a)	6,699	52,788
RigNet, Inc. (a)	968	16,533
SEACOR Holdings, Inc. (a)	1,513	140,603
Superior Energy Services, Inc. (a)	1,566	42,157
TETRA Technologies, Inc. (a)	4,115	35,842
TGC Industries, Inc. (a)	18,862	215,218
Union Drilling, Inc. (a)	14,509	80,815
Unit Corporation (a)	6,248	263,978
Willbros Group, Inc. (a)	21,073	113,794
		1,636,507
Oil, Gas & Consumable Fuels - 4.8%
Alon USA Energy, Inc.	13,812	124,861

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Energy - 8.0% (Continued)
Oil, Gas & Consumable Fuels - 4.8% (Continued)
Approach Resources, Inc. (a)	4,246	$152,347
Callon Petroleum Company (a)	12,076	70,162
Comstock Resources, Inc. (a)	1	18
Crimson Exploration, Inc. (a)	13,305	72,512
Delek US Holdings, Inc.	11,017	179,577
Energy Partners Ltd. (a)	8,037	130,842
Energy XXI (Bermuda) Ltd. (a)	4,423	166,659
Evolution Petroleum Corporation (a)	454	4,013
GeoResources, Inc. (a)	4,657	175,615
Gulfport Energy Corporation (a)	1,816	47,597
Hallador Energy Company	143	1,154
Magnum Hunter Resources Corporation (a)	12,695	78,836
Panhandle Oil & Gas, Inc.	80	2,204
Penn Virginia Corporation	13,322	68,209
Quicksilver Resources, Inc. (a)	38,760	182,172
Rentech, Inc. (a)	36,392	84,066
Resolute Energy Corporation (a)	7,653	81,198
REX American Resources Corporation (a)	110	3,051
Rosetta Resources, Inc. (a)	3,033	152,469
SemGroup Corporation - Class A (a)	2,289	72,790
Stone Energy Corporation (a)	4,695	131,695
Targa Resources Corporation	1,746	83,965
Teekay Corporation	4,159	150,140
Teekay Tankers Ltd. - Class A	12,495	64,474
Venoco, Inc. (a)	14,006	155,607
Warren Resources, Inc. (a)	36	111
		2,436,344
Financials - 14.0%
Capital Markets - 3.4%
American Capital Ltd. (a)	18,248	181,203
BGC Partners, Inc. - Class A	10,321	71,937
Calamos Asset Management, Inc. - Class A	15,109	195,208
Cowen Group, Inc. (a)	1,349	3,399
Duff & Phelps Corporation	2,993	47,589
E*TRADE Financial Corporation (a)	17,017	180,891
Edelman Financial Group, Inc.	1,093	9,651
Epoch Holding Corporation	300	8,100
FXCM, Inc.	5,422	62,787
GAMCO Investors, Inc. - Class A	1,391	62,678
Gladstone Capital Corporation	74	593
Gladstone Investment Corporation	13,918	103,272
Golub Capital BDC, Inc.	5,595	83,142
HFF, Inc. - Class A (a)	3,933	64,265
INTL FCStone, Inc. (a)	3,301	70,971
Investment Technology Group, Inc. (a)	205	2,091
Kohlberg Capital Corporation	362	2,233
Ladenburg Thalmann Financial Services, Inc. (a)	28,902	47,688
MCG Capital Corporation	4,000	16,760
Medallion Financial Corporation	10,561	115,432

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Financials - 14.0% (Continued)
Capital Markets - 3.4% (Continued)
Medley Capital Corporation	6,921	$78,138
NGP Capital Resources Company	107	652
PennantPark Investment Corporation	5,817	60,788
Piper Jaffray Companies, Inc. (a)	1,067	25,875
Prospect Capital Corporation	1	11
SWS Group, Inc.	777	4,382
THL Credit, Inc.	4,553	57,368
TICC Capital Corporation	1,722	15,860
U.S. Global Investors, Inc.	7,100	49,842
Walter Investment Management Corporation	5,144	104,063
		1,726,869
Commercial Banks - 2.6%
1st Source Corporation	119	2,700
American National Bankshares, Inc.	300	7,029
Bancorp, Inc. (The) (a)	186	1,910
CapitalSource, Inc.	10,835	69,886
Cardinal Financial Corporation	186	2,245
Cathay General Bancorp	3,191	54,949
Central Pacific Financial Corporation (a)	2,898	41,210
Community Trust Bancorp, Inc.	1	32
CVB Financial Corporation	8,639	99,953
East West Bancorp, Inc.	6,831	155,542
Encore Bancshares, Inc. (a)	1,979	40,589
Financial Institutions, Inc.	222	3,756
First California Financial Group, Inc. (a)	7,625	41,632
First Financial Corporation	201	6,030
First Horizon National Corporation	1	2
First Interstate BancSystem, Inc.	277	3,903
First Merchants Corporation	5,688	70,133
First Niagara Financial Group, Inc.	1	9
FirstMerit Corporation	5,116	85,949
Fulton Financial Corporation	15,514	162,742
German American Bancorp, Inc.	146	2,780
Heritage Commerce Corporation (a)	1,021	6,881
MainSource Financial Group, Inc.	101	1,181
Old National Bancorp	1	13
OmniAmerican Bancorp, Inc. (a)	1	20
Pacific Continental Corporation	5,411	48,104
PacWest Bancorp	115	2,739
Popular, Inc. (a)	139,937	249,088
SCBT Financial Corporation	16	550
Southside Bancshares, Inc.	64	1,307
State Bank Financial Corporation (a)	234	4,036
Sterling Bancorp	95	903
UMB Financial Corporation	1,296	62,273
Union First Market Bankshares Corporation	1,807	25,226
Univest Corporation of Pennsylvania	17	274
West Bancorporation, Inc.	206	1,978

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Financials - 14.0% (Continued)
Commercial Banks - 2.6% (Continued)
Wilshire Bancorp, Inc. (a)	10,577	$56,693
		1,314,247
Consumer Finance - 0.2%
Cash America International, Inc.	1,458	68,161
First Cash Financial Services, Inc. (a)	1	41
Nelnet, Inc. - Class A	2,729	70,463
		138,665
Diversified Financial Services - 0.8%
MarketAxess Holdings, Inc.	8,947	306,971
PHH Corporation (a)	4,886	75,733
PICO Holdings, Inc. (a)	1,465	35,175
		417,879
Insurance - 4.1%
Allied World Assurance Company Holdings A.G.	2,273	163,565
American National Insurance Company	2,335	163,917
Argo Group International Holdings Ltd.	136	3,925
Assured Guaranty Ltd.	4,876	69,142
Brown & Brown, Inc.	3,509	94,638
CNO Financial Group, Inc. (a)	5,086	36,975
Delphi Financial Group, Inc. - Class A	6,731	305,722
Donegal Group, Inc. - Class A	331	4,508
Endurance Specialty Holdings Ltd.	1,175	47,211
Flagstone Reinsurance Holdings, S.A.	426	3,195
Global Indemnity plc (a)	131	2,359
Hanover Insurance Group, Inc. (The)	1,173	47,342
HCC Insurance Holdings, Inc.	4,489	143,468
Horace Mann Educators Corporation	1,044	18,322
Infinity Property & Casualty Corporation	259	13,833
Kansas City Life Insurance Company	1,714	55,774
Kemper Corporation	5,267	157,957
Maiden Holdings Ltd.	12,361	102,596
Meadowbrook Insurance Group, Inc.	4,619	40,786
Mercury General Corporation	3,345	151,161
Navigators Group, Inc. (The) (a)	19	903
Phoenix Companies, Inc. (The) (a)	788	1,655
Primerica, Inc.	2,776	72,814
SeaBright Holdings, Inc.	2,517	22,628
State Auto Financial Corporation	4,429	63,468
Stewart Information Services Corporation	2,013	29,631
Symetra Financial Corporation	15,141	184,115
United Fire Group, Inc.	4,041	69,586
Universal Insurance Holdings, Inc.	2,384	9,870
		2,081,066
Real Estate Investment Trusts (REIT) - 1.6%
Chimera Investment Corporation	4,842	13,993
CommonWealth REIT	7,331	137,456
CreXus Investment Corporation	13,489	141,500
Government Properties Income Trust	21	488

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Financials - 14.0% (Continued)
Real Estate Investment Trusts (REIT) - 1.6% (Continued)
Gramercy Capital Corporation (a)	63,004	$161,920
Mack-Cali Realty Corporation	5,181	148,798
Mission West Properties, Inc.	327	2,871
Rouse Properties, Inc. (a)	220	2,957
Saul Centers, Inc.	3,984	159,400
Terreno Realty Corporation	2,636	37,695
		807,078
Real Estate Management & Development - 0.1%
Kennedy-Wilson Holdings, Inc.	125	1,757
Tejon Ranch Company (a)	1,680	50,165
		51,922
Thrifts & Mortgage Finance - 1.2%
Bank Mutual Corporation	4,872	19,001
Capitol Federal Financial, Inc.	12,879	152,101
Doral Financial Corporation (a)	275	503
Federal Agricultural Mortgage Corporation	638	14,585
First Defiance Financial Corporation	48	825
Home Bancorp, Inc. (a)	200	3,472
Meridian Interstate Bancorp, Inc. (a)	200	2,680
Northwest Bancshares, Inc.	180	2,217
OceanFirst Financial Corporation	58	845
Ocwen Financial Corporation (a)	4,512	67,274
Rockville Financial, Inc.	1,333	15,609
TFS Financial Corporation (a)	15,861	155,914
United Financial Bancorp, Inc.	95	1,524
Washington Federal, Inc.	9,518	166,946
WSFS Financial Corporation	29	1,157
		604,653
Health Care - 14.2%
Biotechnology - 2.6%
Acorda Therapeutics, Inc. (a)	4,683	118,199
Aegerion Pharmaceuticals, Inc. (a)	74	921
Allos Therapeutics, Inc. (a)	2,488	4,528
Amicus Therapeutics, Inc. (a)	11,051	53,929
Anacor Pharmaceuticals, Inc. (a)	3,133	17,388
Anthera Pharmaceuticals, Inc. (a)	353	551
ArQule, Inc. (a)	6,819	48,074
Array BioPharma, Inc. (a)	4,896	17,087
Astex Pharmaceuticals, Inc. (a)	1,634	2,876
Codexis, Inc. (a)	648	2,346
Curis, Inc. (a)	316	1,514
Dendreon Corporation (a)	13,346	155,481
Dynavax Technologies Corporation (a)	19,109	95,736
Emergent BioSolutions, Inc. (a)	5,666	79,664
Maxygen, Inc. (a)	1,021	5,769
Momenta Pharmaceuticals, Inc. (a)	3,229	51,276
Myriad Genetics, Inc. (a)	1,978	51,448
Neurocrine Biosciences, Inc. (a)	1,741	12,936
Pharmacyclics, Inc. (a)	6,937	191,184

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Health Care - 14.2% (Continued)
Biotechnology - 2.6% (Continued)
Progenics Pharmaceuticals, Inc. (a)	2,465	$27,090
Repligen Corporation (a)	9,242	40,757
SciClone Pharmaceuticals, Inc. (a)	4,645	27,823
Spectrum Pharmaceuticals, Inc. (a)	13,902	147,778
Targacept, Inc. (a)	128	608
Trius Therapeutics, Inc. (a)	24,944	133,949
United Therapeutics Corporation (a)	1	44
Vical, Inc. (a)	1	3
XOMA Corporation (a)	14,047	40,596
		1,329,555
Health Care Equipment & Supplies - 3.6%
Accuray, Inc. (a)	86	662
Alere, Inc. (a)	2,752	65,745
Analogic Corporation	2,244	153,063
AngioDynamics, Inc. (a)	107	1,325
Anika Therapeutics, Inc. (a)	6,217	106,062
Antares Pharma, Inc. (a)	31,773	100,085
AtriCure, Inc. (a)	1,491	12,226
Cantel Medical Corporation	3,024	71,004
CONMED Corporation	1	29
Cyberonics, Inc. (a)	2,158	82,651
Cynosure, Inc. - Class A (a)	4,129	85,347
DynaVox, Inc. (a)	1,800	4,428
Gen-Probe, Inc. (a)	2,251	183,569
Greatbatch, Inc. (a)	1,275	29,695
Hill-Rom Holdings, Inc.	4,377	142,034
Integra LifeSciences Holdings Corporation (a)	4,139	154,095
IRIS International, Inc. (a)	1,486	19,437
Merit Medical Systems, Inc. (a)	5,364	70,912
Orthofix International N.V. (a)	5,092	209,892
Palomar Medical Technologies, Inc. (a)	269	2,340
RTI Biologics, Inc. (a)	868	3,038
Sirona Dental Systems, Inc. (a)	3,279	165,622
Spectranetics Corporation (The) (a)	6,690	70,178
Synergetics USA, Inc. (a)	458	2,986
Teleflex, Inc.	287	17,986
Thoratec Corporation (a)	2,005	69,794
Tornier N.V. (a)	862	20,464
Young Innovations, Inc.	74	2,516
		1,847,185
Health Care Providers & Services - 5.1%
Almost Family, Inc. (a)	50	1,219
Amedisys, Inc. (a)	5,877	86,568
AmSurg Corporation (a)	3,564	102,501
Assisted Living Concepts, Inc. - Class A	3,877	69,437
Bio-Reference Laboratories, Inc. (a)	253	5,394
Capital Senior Living Corporation (a)	7,169	69,468
Catalyst Health Solutions, Inc. (a)	157	13,560
Centene Corporation (a)	3,254	128,826

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Health Care - 14.2% (Continued)
Health Care Providers & Services - 5.1% (Continued)
Chindex International, Inc. (a)	3,278	$32,026
Community Health Systems, Inc. (a)	7,260	176,708
Cross Country Healthcare, Inc. (a)	24,930	114,927
Emeritus Corporation (a)	1	17
Five Star Quality Care, Inc. (a)	13,288	45,578
Hanger Orthopedic Group, Inc. (a)	812	19,123
Health Management Associates, Inc. - Class A (a)	21,898	157,666
Health Net, Inc. (a)	804	28,630
HealthSouth Corporation (a)	7,396	165,596
Healthways, Inc. (a)	607	4,049
IPC The Hospitalist Company, Inc. (a)	993	38,141
Kindred Healthcare, Inc. (a)	6,312	60,848
Landauer, Inc.	48	2,531
Magellan Health Services, Inc. (a)	363	16,074
Metropolitan Health Networks, Inc. (a)	17,922	134,057
MModal, Inc. (a)	5,515	70,371
National Healthcare Corporation	138	6,293
National Research Corporation	64	3,094
Owens & Minor, Inc.	5,183	151,551
Providence Service Corporation (The) (a)	10,204	143,468
RadNet, Inc. (a)	1,249	3,859
Select Medical Holdings Corporation (a)	2,391	20,491
Skilled Healthcare Group, Inc. - Class A (a)	1,842	14,128
Sun Healthcare Group, Inc. (a)	2,867	20,728
Sunrise Senior Living, Inc. (a)	180	1,130
Team Health Holdings, Inc. (a)	3,124	67,291
Tenet Healthcare Corporation (a)	25,000	129,750
Triple-S Management Corporation (a)	167	3,517
U.S. Physical Therapy, Inc.	3,969	96,764
Universal American Corporation	10,687	98,107
VCA Antech, Inc. (a)	6,427	152,063
WellCare Health Plans, Inc. (a)	2,418	147,933
		2,603,482
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	6,860	76,009
MedAssets, Inc. (a)	9,375	118,219
Omnicell, Inc. (a)	4,882	69,666
		263,894
Life Sciences Tools & Services - 1.6%
Bruker Corporation (a)	9,956	149,639
Cambrex Corporation (a)	23,219	150,459
Charles River Laboratories International, Inc. (a)	4,442	157,824
eResearchTechnology, Inc. (a)	10,778	85,146
MEDTOX Scientific, Inc. (a)	3,704	81,858
PerkinElmer, Inc.	5,706	157,486
Sequenom, Inc. (a)	1	5
		782,417
Pharmaceuticals - 0.8%
Endocyte, Inc. (a)	364	2,599

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Health Care - 14.2% (Continued)
Pharmaceuticals - 0.8% (Continued)
ISTA Pharmaceuticals, Inc. (a)	3,479	$31,485
Jazz Pharmaceuticals plc (a)	974	49,703
Obagi Medical Products, Inc. (a)	766	10,050
Omeros Corporation (a)	1,417	12,541
Par Pharmaceutical Companies, Inc. (a)	1,615	68,379
Pernix Therapeutics Holdings, Inc. (a)	129	1,109
Questcor Pharmaceuticals, Inc. (a)	2,462	110,544
Salix Pharmaceuticals Ltd. (a)	1	49
Santarus, Inc. (a)	7,939	50,571
Sucampo Pharmaceuticals, Inc. (a)	3,080	25,626
Zogenix, Inc. (a)	15,565	28,484
		391,140
Industrials - 15.7%
Aerospace & Defense - 1.5%
Alliant Techsystems, Inc.	2,574	137,194
Astronics Corporation (a)	736	23,368
Cubic Corporation	2,506	115,852
Curtiss-Wright Corporation	1,837	64,828
Esterline Technologies Corporation (a)	967	66,230
Exelis, Inc.	14,894	171,728
GeoEye, Inc. (a)	6,508	149,163
Huntington Ingalls Industries, Inc. (a)	1,439	56,769
		785,132
Air Freight & Logistics - 0.5%
Pacer International, Inc. (a)	626	3,762
Park-Ohio Holdings Corporation (a)	2,241	48,383
UTi Worldwide, Inc.	10,400	173,368
XPO Logistics, Inc. (a)	1,599	26,560
		252,073
Airlines - 0.9%
Alaska Air Group, Inc. (a)	524	17,711
Copa Holdings, S.A. - Class A	2,175	176,850
Hawaiian Holdings, Inc. (a)	13,888	78,606
US Airways Group, Inc. (a)	16,112	165,309
		438,476
Building Products - 0.2%
Ameresco, Inc. - Class A (a)	4,470	54,489
American Woodmark Corporation	123	2,208
Apogee Enterprises, Inc.	3,467	53,253
Armstrong World Industries, Inc.	1	44
Builders FirstSource, Inc. (a)	2,737	11,413
NCI Building Systems, Inc. (a)	268	3,214
Owens Corning, Inc. (a)	58	1,992
		126,613
Commercial Services & Supplies - 2.5%
ACCO Brands Corporation (a)	4,730	49,665
Acorn Energy, Inc.	5,843	72,979
Casella Waste Systems, Inc. (a)	384	2,315

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Industrials - 15.7% (Continued)
Commercial Services & Supplies - 2.5% (Continued)
CompX International, Inc.	96	$1,289
Copart, Inc. (a)	6,378	168,443
Corrections Corporation of America (a)	6,399	184,867
Courier Corporation	532	5,464
Encore Capital Group, Inc. (a)	2,278	53,989
EnergySolutions, Inc. (a)	20,177	84,945
HNI Corporation	112	2,701
InnerWorkings, Inc. (a)	214	2,463
Interface, Inc. - Class A	10,459	148,099
Intersections, Inc.	53	638
KAR Auction Services, Inc. (a)	3,738	68,779
Multi-Color Corporation	48	1,023
Rollins, Inc.	2,448	52,020
Standard Parking Corporation (a)	581	11,074
Steelcase, Inc. - Class A	15,679	135,467
UniFirst Corporation	3,677	223,415
		1,269,635
Construction & Engineering - 1.5%
AECOM Technology Corporation (a)	6,854	151,268
Aegion Corporation (a)	463	8,450
Argan, Inc.	5,569	81,196
Comfort Systems USA, Inc.	961	10,167
Dycom Industries, Inc. (a)	2,953	69,071
Michael Baker Corporation (a)	2,835	63,873
MYR Group, Inc. (a)	6,075	101,574
Pike Electric Corporation (a)	384	3,156
Shaw Group, Inc. (The) (a)	2,356	71,316
Sterling Construction Company, Inc. (a)	6,232	61,011
Tutor Perini Corporation (a)	1,725	26,237
URS Corporation	2,407	99,433
		746,752
Electrical Equipment - 1.2%
Babcock & Wilcox Company (The) (a)	5,463	134,390
Brady Corporation - Class A	100	3,103
Coleman Cable, Inc. (a)	134	1,139
EnerSys (a)	4,135	144,518
Franklin Electric Company, Inc.	914	45,837
Generac Holdings, Inc. (a)	2,352	56,636
General Cable Corporation (a)	4,867	143,285
Global Power Equipment Group, Inc. (a)	1,111	27,786
Vicor Corporation	8,288	57,767
		614,461
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	3,083	169,750

Machinery - 2.1%
Alamo Group, Inc.	1,677	56,481
American Railcar Industries, Inc. (a)	3,899	105,195

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Industrials - 15.7% (Continued)
Machinery - 2.1% (Continued)
Ampco-Pittsburgh Corporation	2,620	$48,680
Blount International, Inc. (a)	229	3,703
Cascade Corporation	2,368	111,462
Douglas Dynamics, Inc.	79	1,116
Flow International Corporation (a)	911	3,744
FreightCar America, Inc.	626	13,522
ITT Corporation	29	651
Kadant, Inc. (a)	843	21,808
Manitowoc Company, Inc. (The)	11,161	154,580
Middleby Corporation (a)	1	102
Miller Industries, Inc.	352	5,773
Oshkosh Corporation (a)	2,925	66,778
Sauer-Danfoss, Inc.	2,923	126,595
Toro Company (The)	2,314	165,358
Trimas Corporation (a)	577	12,700
Trinity Industries, Inc.	2,327	68,879
Watts Water Technologies, Inc. - Class A	2,178	80,194
Xerium Technologies, Inc. (a)	196	921
		1,048,242
Professional Services - 1.2%
Barrett Business Services, Inc.	5,332	105,574
CDI Corporation	3,154	55,952
Corporate Executive Board Company (The)	1,688	69,833
CRA International, Inc. (a)	62	1,268
Exponent, Inc. (a)	33	1,577
FTI Consulting, Inc. (a)	2,392	86,925
GP Strategies Corporation (a)	1,227	20,589
ICF International, Inc. (a)	2,013	50,204
Mistras Group, Inc. (a)	615	14,434
On Assignment, Inc. (a)	3,593	67,225
Pendrell Corporation (a)	46,690	63,032
TrueBlue, Inc. (a)	5,335	92,082
VSE Corporation	224	4,928
		633,623
Road & Rail - 2.2%
Avis Budget Group, Inc. (a)	7,385	97,186
Celadon Group, Inc.	1,184	18,506
Con-way, Inc.	74	2,405
Landstar System, Inc.	1,304	69,855
Marten Transport Ltd.	3,266	68,815
Old Dominion Freight Line, Inc. (a)	3,345	148,752
Quality Distribution, Inc. (a)	11,771	131,482
Roadrunner Transportation Systems, Inc. (a)	9,494	164,721
Ryder System, Inc.	2,762	134,565
Saia, Inc. (a)	6,754	126,840
Swift Transportation Company (a)	12,581	131,975
		1,095,102
Trading Companies & Distributors - 1.6%
Aceto Corporation	4,084	36,756

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Industrials - 15.7% (Continued)
Trading Companies & Distributors - 1.6% (Continued)
Aircastle Ltd.	10,003	$121,536
DXP Enterprises, Inc. (a)	934	40,508
H&E Equipment Services, Inc. (a)	3,552	68,554
Interline Brands, Inc. (a)	218	4,587
Kaman Corporation	805	27,676
SeaCube Container Leasing Ltd.	4,304	79,839
TAL International Group, Inc.	4,163	171,973
United Rentals, Inc. (a)	2,363	110,305
Watsco, Inc.	2,086	150,088
		811,822
Information Technology - 19.0%
Communications Equipment - 2.4%
Aruba Networks, Inc. (a)	4,445	93,878
Bel Fuse, Inc. - Class B	1,766	31,417
Black Box Corporation	3,049	68,938
Brocade Communications Systems, Inc. (a)	51,678	286,296
CalAmp Corporation (a)	1,794	10,728
Calix, Inc. (a)	3,487	27,757
EchoStar Corporation - Class A (a)	10,171	295,468
Globecomm Systems, Inc. (a)	109	1,546
Harmonic, Inc. (a)	36,195	170,840
InterDigital, Inc.	1	28
JDS Uniphase Corporation (a)	1,450	17,617
Loral Space & Communications, Inc.	1,066	66,145
PCTEL, Inc.	1,300	8,879
Polycom, Inc. (a)	1,410	18,711
ShoreTel, Inc. (a)	21,339	102,214
Tellabs, Inc.	103	388
TESSCO Technologies, Inc.	2,366	47,320
		1,248,170
Computers & Peripherals - 1.9%
3D Systems Corporation (a)	1,646	48,541
Avid Technology, Inc. (a)	3,990	34,673
Cray, Inc. (a)	4,777	53,264
Datalink Corporation (a)	14,169	144,240
Diebold, Inc.	2,674	105,489
Electronics For Imaging, Inc. (a)	5,712	101,959
Imation Corporation (a)	42	244
Intermec, Inc. (a)	1,580	8,406
Lexmark International, Inc. - Class A	4,069	122,477
NCR Corporation (a)	7,619	179,046
STEC, Inc. (a)	2,953	24,480
Xyratex Ltd.	8,735	126,832
		949,651
Electronic Equipment, Instruments & Components - 2.6%
Aeroflex Holding Corporation (a)	58	650
Agilysys, Inc. (a)	6,773	59,332
Anixter International, Inc. (a)	1,240	85,039
AVX Corporation	11,136	141,427

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Information Technology - 19.0% (Continued)
Electronic Equipment, Instruments & Components - 2.6% (Continued)
Daktronics, Inc.	173	$1,408
DDi Corporation	5,173	67,146
GSI Group, Inc. (The) (a)	2,502	30,199
Ingram Micro, Inc. - Class A (a)	7,700	149,842
Insight Enterprises, Inc. (a)	2,714	55,121
Itron, Inc. (a)	3,259	132,967
KEMET Corporation (a)	4,658	39,640
LeCroy Corporation (a)	436	4,508
Mercury Computer Systems, Inc. (a)	3,484	45,989
Mesa Laboratories, Inc.	21	1,042
MTS Systems Corporation	1,010	48,450
Multi-Fineline Electronix, Inc. (a)	1,840	48,742
OSI Systems, Inc. (a)	2,381	159,194
PC Connection, Inc.	8,504	68,202
Plexus Corporation (a)	6	194
Sanmina-SCI Corporation (a)	2,006	17,853
SYNNEX Corporation (a)	1,416	53,936
Viasystems Group, Inc. (a)	1,003	22,357
Vishay Precision Group, Inc. (a)	338	4,894
X-Rite, Inc. (a)	11,147	61,754
Zygo Corporation (a)	671	13,279
		1,313,165
Internet Software & Services - 2.0%
Ancestry.com, Inc. (a)	980	26,166
AOL, Inc. (a)	5,587	139,899
Dice Holdings, Inc. (a)	12,326	132,874
Digital River, Inc. (a)	6,305	118,597
EasyLink Services International Corporation - Class A (a)	20,999	123,894
Internap Network Services Corporation (a)	4,743	33,391
IntraLinks Holdings, Inc. (a)	26,052	121,402
iPass, Inc. (a)	10,188	26,285
Marchex, Inc. - Class B	815	2,836
Monster Worldwide, Inc. (a)	103	889
Move, Inc. (a)	521	4,533
Openwave Systems, Inc. (a)	7,298	18,829
Perficient, Inc. (a)	796	9,560
RealNetworks, Inc.	40	383
SciQuest, Inc. (a)	1,361	20,211
TechTarget, Inc. (a)	344	2,559
ValueClick, Inc. (a)	7,346	155,588
Vocus, Inc. (a)	5,368	69,408
		1,007,304
IT Services - 4.1%
Acxiom Corporation (a)	7,587	104,170
Broadridge Financial Solutions, Inc.	6,172	143,252
CIBER, Inc. (a)	2,175	9,048
Convergys Corporation (a)	6,128	81,931
CoreLogic, Inc. (a)	1	17

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Information Technology - 19.0% (Continued)
IT Services - 4.1% (Continued)
DST Systems, Inc.	5,200	$291,096
ExlService Holdings, Inc. (a)	6,008	166,301
FleetCor Technologies, Inc. (a)	3,014	119,204
Forrester Research, Inc.	511	18,115
Global Cash Access Holdings, Inc. (a)	19,648	166,026
Hackett Group, Inc. (The) (a)	12,828	73,248
Heartland Payment Systems, Inc.	2,289	69,746
iGATE Corporation (a)	4,688	91,228
Lender Processing Services, Inc.	9,256	245,747
MAXIMUS, Inc.	1,583	70,048
ModusLink Global Solutions, Inc. (a)	241	1,193
MoneyGram International, Inc. (a)	9,471	159,397
Sapient Corporation	9,317	111,524
Syntel, Inc.	1,114	66,717
TeleTech Holdings, Inc. (a)	1,235	18,710
Wright Express Corporation (a)	1,745	111,366
		2,118,084
Office Electronics - 0.6%
Zebra Technologies Corporation - Class A (a)	7,691	298,334

Semiconductors & Semiconductor Equipment - 3.1%
Alpha & Omega Semiconductor Ltd. (a)	6,761	66,866
AuthenTec, Inc. (a)	10,869	35,324
Axcelis Technologies, Inc. (a)	51,569	70,134
AXT, Inc. (a)	6,181	31,461
CEVA, Inc. (a)	2,374	52,442
Entegris, Inc. (a)	171	1,513
Exar Corporation (a)	113	895
Fairchild Semiconductor International, Inc. (a)	9,976	141,360
Integrated Device Technology, Inc. (a)	1	7
Integrated Silicon Solution, Inc. (a)	344	3,653
Intersil Corporation - Class A	6,872	70,575
Kopin Corporation (a)	698	2,492
Lattice Semiconductor Corporation (a)	3,260	17,800
LTX-Credence Corporation (a)	400	2,760
Mattson Technology, Inc. (a)	43,963	102,873
MKS Instruments, Inc.	2,530	69,955
Nanometrics, Inc. (a)	2,614	40,543
Pericom Semiconductor Corporation (a)	198	1,556
PMC-Sierra, Inc. (a)	21,512	152,090
Power Integrations, Inc.	1,071	40,570
Rubicon Technology, Inc. (a)	232	2,192
Silicon Image, Inc. (a)	27,829	166,974
Silicon Laboratories, Inc. (a)	1,053	37,371
Standard Microsystems Corporation (a)	2,612	69,166
SunPower Corporation (a)	12,526	70,271
Tessera Technologies, Inc. (a)	180	2,815
Ultra Clean Holdings, Inc. (a)	12,875	88,194
Ultratech, Inc. (a)	2,098	67,010

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Information Technology - 19.0% (Continued)
Semiconductors & Semiconductor Equipment - 3.1% (Continued)
Veeco Instruments, Inc. (a)	5,651	$170,604
		1,579,466
Software - 2.3%
Actuate Corporation (a)	23,499	166,843
American Software, Inc. - Class A	382	3,163
CommVault Systems, Inc. (a)	2,941	153,138
Compuware Corporation (a)	18,116	157,971
Concur Technologies, Inc. (a)	47	2,658
Digimarc Corporation (a)	624	16,318
Ebix, Inc.	33	675
ePlus, inc. (a)	281	8,334
Guidance Software, Inc. (a)	6,398	60,717
Kenexa Corporation (a)	2,839	92,750
Majesco Entertainment Company (a)	16,808	41,180
Mentor Graphics Corporation (a)	3,424	49,477
Monotype Imaging Holdings, Inc. (a)	147	2,086
NetScout Systems, Inc. (a)	3,775	78,105
Pervasive Software, Inc. (a)	1,800	11,142
Quest Software, Inc. (a)	3,026	70,415
SeaChange International, Inc. (a)	8,420	69,212
SolarWinds, Inc. (a)	1,774	83,218
SS&C Technologies Holdings, Inc. (a)	1,944	46,209
Synchronoss Technologies, Inc. (a)	139	4,351
TeleCommunication Systems, Inc. (a)	1	2
Tyler Technologies, Inc. (a)	2	80
VASCO Data Security International, Inc. (a)	5,027	39,160
Websense, Inc. (a)	1	21
		1,157,225
Materials - 5.5%
Chemicals - 2.7%
American Vanguard Corporation	5,733	143,325
Arabian American Development Company (a)	5,650	49,324
Cabot Corporation	3,796	163,721
Chemtura Corporation (a)	6,988	118,936
Flotek Industries, Inc. (a)	12,228	166,790
Georgia Gulf Corporation (a)	4,355	154,385
H.B. Fuller Company	1,476	48,560
Innospec, Inc. (a)	229	6,923
Koppers Holdings, Inc.	1,789	69,556
Kronos Worldwide, Inc.	62	1,472
LSB Industries, Inc. (a)	2,053	69,638
OM Group, Inc. (a)	3,109	74,989
OMNOVA Solutions, Inc. (a)	5,198	40,752
Solutia, Inc.	5,455	154,595
Spartech Corporation (a)	451	2,201
Stepan Company	218	19,807
Valspar Corporation (The)	37	1,893
W.R. Grace & Company (a)	28	1,669

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Materials - 5.5% (Continued)
Chemicals - 2.7% (Continued)
Zep, Inc.	3,482	$49,619
		1,338,155
Containers & Packaging - 0.7%
AEP Industries, Inc. (a)	713	24,862
Boise, Inc.	20,335	155,359
Graphic Packaging Holding Company (a)	4,396	23,519
Silgan Holdings, Inc.	3,503	153,677
UFP Technologies, Inc. (a)	600	10,914
		368,331
Metals & Mining - 1.8%
A.M. Castle & Company (a)	288	3,856
Carpenter Technology Corporation	5,621	312,865
Commercial Metals Company	10,616	156,904
Gold Reserve, Inc. (a)	482	2,072
Kaiser Aluminum Corporation	47	2,471
Materion Corporation (a)	1,504	37,164
Metals USA Holdings Corporation (a)	10,100	152,308
Midway Gold Corporation (a)	168	242
Revett Minerals, Inc. (a)	313	1,243
Schnitzer Steel Industries, Inc. - Class A	3,801	151,546
Steel Dynamics, Inc.	7,061	90,169
Thompson Creek Metals Company, Inc. (a)	1	6
Titanium Metals Corporation	27	399
		911,245
Paper & Forest Products - 0.3%
Buckeye Technologies, Inc.	2,184	70,783
KapStone Paper and Packaging Corporation (a)	3,844	69,423
Wausau Paper Corporation	2,028	18,374
		158,580
Telecommunication Services - 1.7%
Diversified Telecommunication Services - 0.9%
AboveNet, Inc. (a)	696	57,886
Atlantic Tele-Network, Inc.	179	6,097
Cogent Communications Group, Inc. (a)	5,779	108,241
Fairpoint Communications, Inc. (a)	119	551
IDT Corporation - Class B	17,047	143,536
Lumos Networks Corporation	10,638	96,167
Premiere Global Services, Inc. (a)	2,815	25,194
		437,672
Wireless Telecommunication Services - 0.8%
Clearwire Corporation - Class A (a)	112,120	164,256
Leap Wireless International, Inc. (a)	3,375	18,934
MetroPCS Communications, Inc. (a)	10,078	73,569
NTELOS Holdings Corporation	5,632	113,879
Telephone and Data Systems, Inc.	2,758	66,992
		437,630

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Utilities - 1.7%
Electric Utilities - 0.3%
ALLETE, Inc.	335	$13,805
El Paso Electric Company	2,310	70,778
IDACORP, Inc.	1,729	70,440
		155,023
Gas Utilities - 0.4%
Atmos Energy Corporation	4,632	150,911
Chesapeake Utilities Corporation	103	4,328
South Jersey Industries, Inc.	1	49
UGI Corporation	1,784	52,057
		207,345
Independent Power Producers & Energy Traders - 0.4%
Genie Energy Ltd. - Class B	7,188	59,804
GenOn Energy, Inc. (a)	66,667	142,001
		201,805
Multi-Utilities - 0.4%
NorthWestern Corporation	2,000	71,040
Vectren Corporation	5,189	152,816
		223,856
Water Utilities - 0.2%
California Water Service Group	3,871	70,104
York Water Company	1,468	25,646
		95,750

Total Common Stocks (Cost $47,772,417)		$50,513,647

MONEY MARKET FUNDS - 3.4%	Shares	Value
UMB Money Market Fiduciary, 0.01% (c) (Cost $1,700,459)	1,700,459	$1,700,459

Total Investments at Value - 102.6% (Cost $49,472,876)		$52,214,106

Liabilities in Excess of Other Assets - (2.6%)		(1,308,349)

Net Assets - 100.0%		$50,905,757

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2012.

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND
SCHEDULE OF INVESTMENTS
April 30, 2012 (Unaudited)

MONEY MARKET FUNDS - 82.3%	Shares	Value
BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.14% (a)	6,050,000	$6,050,000
Fidelity Institutional Money Market Portfolio - Class I, 0.20% (a)	15,583,687	15,583,687
Goldman Sachs Financial Square Money Market Fund - Institutional Class, 0.18% (a)	5,000,503	5,000,503
PIMCO Money Market Fund - Institutional Class, 0.05% (a)	1,866,000	1,866,000
Vanguard Prime Money Market Fund - Investor Shares, 0.05% (a)	5,000,088	5,000,088
Total Investments at Value - 82.3% (Cost $33,816,176)		$33,500,278

Other Assets in Excess of Liabilities - 17.7%		7,195,441

Net Assets - 100.0%		$40,695,719

(a)	Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2012.

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS
April 30, 2012 (Unaudited)

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Brent Crude Oil Future	5/16/2012	6	$716,400	$(13,324)
Class III Milk Future	5/30/2012	33	984,720	(4,251)
Class III Milk Future	7/3/2012	12	342,000	627
Cocoa Future	7/16/2012	39	865,410	(2,542)
Coffee Future	7/19/2012	10	673,312	(67)
Copper Future	7/27/2012	1	95,938	4,786
Corn Future	7/13/2012	57	1,807,612	75,547
Cotton No. 2 Future	7/9/2012	3	134,100	1,701
Frozen Concentrate Orange Juice Future	7/11/2012	32	680,880	(13,809)
Gas Oil Future	5/10/2012	1	101,175	1,273
Gold Future	6/27/2012	8	1,332,400	5,720
Heating Oil Future	5/31/2012	1	133,657	2,636
Live Cattle Future	6/29/2012	34	1,553,120	(42,204)
Palladium Future	6/27/2012	13	887,770	19,818
Platinum Future	7/27/2012	15	1,176,825	(48,707)
Soybean Future	7/13/2012	17	1,279,675	58,079
Soybean Meal Future	7/13/2012	8	348,400	28,859
Soybean Oil Future	7/13/2012	13	429,390	(6,371)
Sugar #11 Future	6/29/2012	100	2,365,440	(66,020)
Wheat Future	7/13/2012	12	392,700	16,855
Total Commodity Futures			16,300,924	18,606

CURRENCY FUTURES
Australian Dollar Future	6/18/2012	45	4,665,150	11,133
Mexican Peso Future	6/18/2012	91	3,478,475	(27,021)
Total Currency Futures			8,143,625	(15,888)

Total Futures Contracts			$24,444,549	$2,718

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
April 30, 2012 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Class III Milk Future	5/30/2012	12	$358,080	$17,427
Class III Milk Future	7/3/2012	6	171,000	(737)
Coffee Future	7/19/2012	11	740,644	(6,576)
Copper Future	7/27/2012	6	575,625	(21,714)
Crude Oil Future	5/22/2012	11	1,153,020	(12,766)
Feeder Cattle Future	5/24/2012	10	749,875	12,472
Feeder Cattle Future	8/30/2012	13	999,375	1,239
Frozen Concentrate Orange Juice Future	7/11/2012	1	21,278	327
Heating Oil Future	5/31/2012	2	267,313	(3,440)
Lean Hogs Future	6/14/2012	69	2,379,120	171,000
Live Cattle Future	6/29/2012	27	1,233,360	31,106
Lumber Future	7/13/2012	58	1,792,142	(70,230)
Natural Gas Future	5/29/2012	115	2,636,950	(284,237)
Natural Gas Future	6/27/2012	10	240,400	(23,423)
Rough Rice Future	7/13/2012	35	1,059,100	32,526
Silver Future	7/27/2012	1	155,175	(402)
Soybean Future	7/13/2012	1	75,275	(3,740)
Soybean Meal Future	7/13/2012	8	348,400	(19,981)
Soybean Oil Future	7/13/2012	14	462,420	7,061
Wheat Future	7/13/2012	28	916,300	(28,925)
Total Commodity Futures			16,334,852	(203,013)

CURRENCY FUTURES
British Pound Future	6/18/2012	15	1,521,281	(24,354)
Canadian Dollar Future	6/19/2012	4	404,520	1,310
Euro FX Future	6/18/2012	11	1,820,775	(1,590)
Japanese Yen Future	6/18/2012	14	2,193,100	(46,722)
Switzerland Franc Future	6/18/2012	16	2,205,000	(8,658)
Total Currency Futures			8,144,676	(80,014)

FINANCIAL FUTURES
CBOE Volatility Index (VIX) Future	5/15/2012	101	1,873,550	287,519
CBOE Volatility Index (VIX) Future	6/19/2012	115	2,351,750	140,073
E-Mini S&P 500 Future	6/18/2012	230	16,022,375	(4,012)
Total Financial Futures			20,247,675	423,580

Total Futures Contracts Sold Short			$44,727,203	$140,553

See accompanying notes to financial statements.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   TFS Capital Investment Trust

By (Signature and Title)*		/s/ Larry S, Eiben
Larry S. Eiben, President

Date	June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Larry S. Eiben
Larry S. Eiben, President

Date	June 29, 2012

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	June 29, 2012

* Print the name and title of each signing officer under his or her signature.